MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                            ENGLEWOOD, COLORADO 80111



TO MAXIM SERIES FUND, INC. SHAREHOLDERS:

We are pleased to provide you with this Semi-Annual Report for the period ending June 30, 1998.

Following is a brief economic overview for the six-month period ending June 30, 1998:

Low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first six months of 1998; however, concerns about continuing economic and political difficulties in Asia affected their performance. The stock market reached record highs due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian market volatility would impact business prospects. However, the stock market proved resilient and shook off these concerns to end the period on a positive note.

New reports of benign inflationary pressures recently prompted a strong rally in the bond market where the yield on the 30-year U.S. Treasury bond fell to 5.6%. This dramatic decline in long-term rates acted as a strong catalyst to help stocks move forward.

In the international equity markets, investors' concerns about the Asian currency crisis contributed to dramatic declines in many equity markets; however, European markets generally performed well.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their investment selections. Those who can afford to leave money invested through the inevitable up and down cycles of the financial markets, may reduce their vulnerability to any single decline. For example, historically stock prices have gone up over longer periods of time and have significantly out-performed other types of investments and stayed ahead of inflation. Second, you can further manage your investing risk through diversification.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money at the same time each month or quarter and periodically reviewing your overall investment allocations. While this strategy -- known as dollar cost averaging -- will not assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.

Sincerely,

/s/ D.L. Wooden

D.L. Wooden
Chairman and President

                           MAXIM SERIES FUND, INC.

              Financial Statements and Financial Highlights for
                 the Six Months Ended June 30, 1998 and 1997



MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------
                                                                                                      U.S.
                                                                   MONEY            STOCK          GOVERNMENT
                                                   BOND            MARKET           INDEX          SECURITIES
                                                 PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               -------------    -------------    -------------    -------------
ASSETS:
Investments at value:
    Short-term investments                   $   1,781,000    $ 511,536,403    $   1,171,000    $   6,039,454
    Bonds                                       68,656,318                                         62,388,684
    Common stocks                                                                961,745,363
                                               -------------    -------------    -------------    -------------
       Total investments (cost $69,598,370;     70,437,318      511,536,403      962,916,363       68,428,138
$511,536,403; $500,566,573;
           $66,501,907)

Cash                                                66,932           11,953                            45,829
Dividends and interest receivable                1,288,066        1,006,780        1,268,459          525,695
Subscriptions receivable                                                             547,172
Receivables for investments sold                 1,774,000       15,159,000        3,415,084        1,610,331
                                               -------------    -------------    -------------    -------------
       Total assets                             73,566,316      527,714,136      968,147,078       70,609,993
                                               -------------    -------------    -------------    -------------

LIABILITIES:
  Dividends payable                                                 287,045
  Due to GW Capital Management                      37,610          205,413          496,286           33,961
  Redemptions payable                               40,113          521,065                           140,157
  Payables for investments purchased             1,780,697       18,488,732        1,400,295        6,031,781
                                               -------------    -------------    -------------    -------------
       Total liabilities                         1,858,420       19,502,255        1,896,581        6,205,899
                                               -------------    -------------    -------------    -------------

NET ASSETS                                   $  71,707,896    $ 508,211,881    $ 966,250,497    $  64,404,094
                                               =============    =============    =============    =============

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value              $   5,883,069    $  50,786,820    $  28,381,253    $   5,892,267
  Additional paid-in capital                    65,970,119      457,425,061      466,376,308       58,930,888
  Net unrealized appreciation on investments       838,948                       462,349,790        1,926,231
  Undistributed net investment income               47,577                            24,588           80,576
  Accumulated net short-term realized gain        (916,144)                        1,418,231          (80,233)
(loss) on investments
  Accumulated net long-term realized gain         (115,673)                        7,700,327       (2,345,635)
(loss) on investments
                                               -------------    -------------    -------------    -------------

NET ASSETS                                   $  71,707,896    $ 508,211,881    $ 966,250,497    $  64,404,094
                                               =============    =============    =============    =============

NET ASSET VALUE PER OUTSTANDING SHARE        $      1.2189    $     1.0007     $      3.4045    $      1.0930
                                               =============    =============    =============    =============

SHARES OF CAPITAL STOCK:
  Authorized                                   200,000,000      600,000,000      500,000,000      200,000,000
  Outstanding                                   58,830,693      507,868,202      283,812,532       58,922,664

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                                                                          U.S.
                                                                MONEY          STOCK        TOTAL      GOVERNMENT
                                                  BOND         MARKET          INDEX        RETURN     SECURITIES
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                               ------------  ------------   ------------  ----------  ------------
INVESTMENT INCOME:
    Interest                                 $ 2,324,670   $ 13,938,610    $  132,012    $  50,535   $2,051,599
    Dividends                                                               6,561,671        9,504
    Less:  Foreign withholding tax                                             (5,691)         (45)
                                               ------------  ------------   ------------  ----------  ------------
            Total income                       2,324,670     13,938,610     6,687,992       59,994    2,051,599

EXPENSES:
    Management fee                               213,844     1,141,365      2,690,757       12,540      188,432
                                               ------------  ------------   ------------  ----------  ------------

NET INVESTMENT INCOME                          2,110,826     12,797,245     3,997,235       47,454    1,863,167
                                               ------------  ------------   ------------  ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net short-term realized gain (loss) on         (29,513)                     176,796      244,762       40,573
investments
  Net long-term realized gain on investments       4,104                    10,720,552    1,318,046      42,117
  Change in net unrealized appreciation          488,783                    119,716,178   (1,174,416)     2,089
(depreciation) on investments
                                               ------------  ------------   ------------  ----------  ------------

  Net change in realized and unrealized          463,374             0      130,613,526    388,392       84,779
appreciation
                                               ------------  ------------   ------------  ----------  ------------

NET INCREASE IN NET ASSETS RESULTING FROM    $ 2,574,200   $ 12,797,245    $134,610,761  $ 435,846   $1,947,946
OPERATIONS
                                               ============  ============   ============  ==========  ============


See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
-------------------------------------------------------------------------------------------------------------------

                                                   BOND                 MONEY MARKET             STOCK INDEX
                                                 PORTFOLIO               PORTFOLIO                PORTFOLIO
                                           ----------------------  -----------------------  -----------------------
                                              1998       1997         1998        1997        1998         1997
                                           ----------- ----------  ----------- -----------  ----------  -----------
INCREASE (DECREASE) IN  NET ASSETS:

OPERATIONS:
  Net investment income                    2,110,826   2,353,621 $ 12,797,245  10,927,796 $ 3,997,235 $  6,567,235
  Net short-term realized gain (loss) on     (29,513)    (73,083)                             176,796      312,084
investments
  Net long-term realized gain on               4,104     144,990                            10,720,552  10,048,020
investments
  Change in net unrealized appreciation      488,783    (328,449)                           119,716,178 170,933,910
(depreciation) on investments
                                           ----------- ----------  ----------- -----------  ----------  -----------

      Net increase in net assets           2,574,200   2,097,079   12,797,245  10,927,796   134,610,761 187,861,249
resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net       (2,138,659) (2,315,269) (12,797,245)(10,927,796) (4,050,974) (6,613,936)
short-term realized gain
  From net long-term realized gain                                                          (3,020,225)
                                           ----------- ----------  ----------- -----------  ----------  -----------
      Total distributions                  (2,138,659) (2,315,269) (12,797,245)(10,927,796) (7,071,199) (6,613,936)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares        4,045,312   1,594,788   199,627,165 167,100,582  40,917,983  76,836,819
  Reinvestment of distributions            2,138,659   2,315,269   12,565,928  10,742,577   7,071,199    6,613,936
  Cost of shares redeemed                  (5,195,319) (6,749,704) (157,136,422)(139,435,460)(26,664,815)(10,789,383)
                                           ----------- ----------  ----------- -----------  ----------  -----------
    Net increase (decrease) in net           988,652   (2,839,647) 55,056,671  38,407,699   21,324,367  72,661,372
assets resulting from share transactions
                                           ----------- ----------  ----------- -----------  ----------  -----------

      Total increase (decrease) in net     1,424,193   (3,057,837) 55,056,671  38,407,699   148,863,929 253,908,685
assets

NET ASSETS:
  Beginning of period                      70,283,703  78,093,109  453,155,210 396,453,188  817,386,568 936,806,358
                                           =========== ==========  =========== ===========  ==========  ===========
  End of period                            71,707,896  75,035,272$ 508,211,881 434,860,887$ 966,250,49$ 1,190,715,043
                                           =========== ==========  =========== ===========  ==========  ===========

OTHER INFORMATION:

SHARES:
  Sold                                     3,310,225   1,323,894   199,492,167 166,987,580  12,727,495  30,230,857
  Issued in reinvestment of distributions  1,763,996   1,940,188   12,557,430  10,735,313   2,145,283    2,351,803
  Redeemed                                 (4,236,499) (5,600,644) (157,030,158)(139,341,167)(8,386,174) (4,228,167)
                                                                   -----------
                                           =========== ==========              ===========  ==========  ===========
      Net increase (decrease)                837,722   (2,336,562) 55,019,439  38,381,726   6,486,604   28,354,493
                                           =========== ==========  =========== ===========  ==========  ===========

                                                                                                        (Continued)




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------

                                                         TOTAL RETURN              U.S. GOVERNMENT
                                                           PORTFOLIO             SECURITIES PORTFOLIO
                                                    ------------------------    -----------------------
                                                      1998          1997           1998        1997
                                                    ----------   -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                           $    47,454  $   863,818    $ 1,863,167  $ 1,974,122
  Net short-term realized gain (loss) on              244,762    3,041,494         40,573      (27,405)
investments
  Net long-term realized gain on investments        1,318,046    10,940,083        42,117      292,573
  Change in net unrealized appreciation             (1,174,416)  (6,806,447)        2,089     (286,309)
(depreciation) on investments
                                                    ----------   -----------    -----------  ----------
      Net increase in net assets resulting from       435,846    8,038,948      1,947,946    1,952,981
operations

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net short-term      (266,699)    (850,951)     (1,861,611)  (1,882,180)
realized gain
  From net long-term realized gain                  (1,421,021)
                                                    ----------   -----------    -----------  ----------
      Total distributions                           (1,687,720)   (850,951)     (1,861,611)  (1,882,180)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares                   191,148    4,105,634      9,853,333    3,777,663
  Reinvestment of distributions                     1,687,720      850,951      1,861,611    1,882,180
  Cost of shares redeemed                           (6,849,785)  (2,635,097)    (5,709,102)  (13,150,611)
                                                    ----------   -----------    -----------  ----------
      Net increase (decrease) in net assets         (4,970,917)  2,321,488      6,005,842    (7,490,768)
resulting from share transactions
                                                    ----------   -----------    -----------  ----------

      Total increase (decrease) in net assets       (6,222,791)  9,509,485      6,092,177    (7,419,967)

NET ASSETS:
  Beginning of period                               6,222,791    64,660,804     58,311,917   64,077,863
                                                    ==========   ===========    ===========  ==========
  End of period                                   $         0  $ 74,170,289   $ 64,404,094 $ 56,657,896
                                                    ==========   ===========    ===========  ==========

OTHER INFORMATION:

SHARES:
  Sold                                                 77,587    2,935,393      8,993,566    3,523,172
  Issued in reinvestment of distributions              53,090      571,254      1,709,436    1,768,315
  Redeemed                                          (4,084,246)  (1,867,564)    (5,190,873)  (12,240,361)
                                                    ==========   ===========    ===========  ==========
     Net increase (decrease)                        (3,953,569)  1,639,083      5,512,129    (6,948,874)
                                                    ==========   ===========    ===========  ==========

See notes to financial statements.                                                                  (Concluded)




MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994 is as follows:

                          Six
                          Months                   Year Ended December 31,
                          Ended
                           June 30,
                                        -----------------------------------------------
                             1998         1997         1996        1995        1994
                          -----------   ----------  ----------- ----------- -----------

Net Asset Value,        $   1.2119    $   1.2059  $   1.2301      1.1352      1.2274
Beginning of Year

Income From Investment
Operations

Net investment income       0.0377        0.0767      0.0745      0.0736      0.0634
Net short-term             (0.0005)       0.0024
realized gain (loss)
Net long-term realized
and                         0.0067        0.0036     (0.0242)     0.0949     (0.0922)
   unrealized gain
(loss)
                          -----------   ----------  ----------- ----------- -----------

Total Income (Loss)
From
   Investment               0.0439        0.0827      0.0503      0.1685     (0.0288)
Operations

Less Distributions

From net investment        (0.0369)      (0.0767)    (0.0745)    (0.0736)    (0.0634)
income

From net realized gains
                          -----------   ----------  ----------- ----------- -----------

Total Distributions        (0.0369)      (0.0767)    (0.0745)    (0.0736)    (0.0634)
                          -----------   ----------  ----------- ----------- -----------

Net Asset Value, End    $   1.2189    $   1.2119  $   1.2059      1.2301      1.1352
of Period
                          ===========   ==========  =========== =========== ===========

Total Return                7.45%*        7.07%       4.26%      15.21%      (2.36)%

Net Assets, End of      $ 71,707,896  $ 70,283,703$ 78,093,109  80,025,099  68,965,299
Period

Ratio of Expenses
  to Average Net Assets     0.60%*        0.60%       0.60%       0.60%       0.60%

Ratio of Net
Investment Income
  to Average Net Assets     5.92%*        6.22%       6.10%       6.16%       5.33%

Portfolio Turnover Rate    28.38%        90.81%     117.39%     191.58%      60.85%


* Annualized

                                                                            (Continued)






MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:


                          Six
                          Months                   Year Ended December 31,
                          Ended
                           June 30,
                                       ------------------------------------------------
                             1998        1997         1996        1995         1994
                          -----------  ----------  -----------  ----------  -----------

Net Asset Value,        $   1.0007   $   1.0007  $   1.0007   $   1.0007  $   1.0007
Beginning of Year

Income From Investment
Operations

Net investment income       0.0251       0.0512      0.0493       0.0555      0.0394
                          -----------  ----------  -----------  ----------  -----------


Total Income From
Investment
  Operations                0.0251       0.0512      0.0493       0.0555      0.0394

Less Distributions

From net investment        (0.0251)     (0.0512)    (0.0493)     (0.0555)    (0.0394)
income
                          -----------  ----------  -----------  ----------  -----------

Net Asset Value, End    $   1.0007   $   1.0007  $   1.0007   $   1.0007  $   1.0007
of Period
                          ===========  ==========  ===========  ==========  ===========

Net Assets, End of      $ 508,211,881 453,155,210 396,453,188  277,257,289 186,587,262
Period

Ratio of Expenses
  to Average Net Assets     0.46%*       0.46%       0.46%        0.46%       0.46%

Ratio of Net
Investment Income
  to Average Net Assets     5.15%*       5.14%       4.99%        5.55%       3.96%


* Annualized

                                                                            (Continued)














MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:


                         Six Months
                         Ended June                Year Ended December 31,
                             30,
                                       ------------------------------------------------
                            1998         1997        1996         1995         1994
                         ------------  ----------  ----------   ----------  -----------

Net Asset Value,            2.9474   $    2.3650 $    1.9796  $    1.4978 $   1.5575
Beginning of Year

Income From Investment
Operations

Net investment income       0.0141        0.0364      0.0336       0.0334     0.0350

Net short-term              0.0006        0.0116      0.0009       0.0010
realized gain
Net long-term realized
and
  unrealized gain           0.4676        0.7080      0.3951       0.4953    (0.0335)
(loss)
                         ------------  ----------  ----------   ----------  -----------

Total Income From
Investment
  Operations                0.4823        0.7560      0.4296       0.5297     0.0015

Less Distributions

From net investment
income and
  net short-term           (0.0144)      (0.0437)    (0.0345)     (0.0344)   (0.0350)
realized gains

From net long-term         (0.0108)      (0.1299)    (0.0097)     (0.0135)   (0.0262)
realized gains
                         ------------  ----------  ----------   ----------  -----------

Total Distributions        (0.0252)      (0.1736)    (0.0442)     (0.0479)   (0.0612)
                         ------------  ----------  ----------   ----------  -----------

Net Asset Value, End        3.4045   $    2.9474 $    2.3650  $    1.9796 $   1.4978
of Year
                         ============  ==========  ==========   ==========  ===========

Total Return               35.48%*       32.20%      21.81%       35.60%      0.14%

Net Assets, End of       966,250,497 $ 817,386,568 936,806,358  707,459,637 497,339,992
Period

Average Commission
Rate Paid
  per Share Net Assets      0.0335   $    0.0343 $    0.0389

Ratio of Expenses to
  Average Net Assets        0.60%*        0.60%       0.60%        0.60%       0.60%

Ratio of Net
Investment Income
  to Average Net Assets     0.89%*        1.15%       1.58%        1.91%      2.23%

Portfolio Turnover Rate     4.15%        17.30%       3.31%        5.25%     11.98%

* Annualized

                                                                            (Continued)




MAXIM SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                          Six
                          Months                    Year Ended December 31,
                          Ended
                           June 30,
                                        ------------------------------------------------
                             1998         1997        1996         1995         1994
                          -----------   ---------  ------------  ----------   ----------
                             (A)
Net Asset Value,            1.5740    $   1.3412 $   1.2969    $   1.1238   $   1.2065

Income From Investment
Operations

Net investment income       0.0024        0.0628     0.0366        0.0421       0.0382

Net short-term realized     0.0847        0.9370                   0.0139
gain

Net long-term realized
and
  unrealized gain (loss)   (1.6388)      (0.6875)    0.1146        0.1960      (0.0704)
                          -----------   ---------  ------------  ----------   ----------

Total Income (Loss) From
  Investment Operations    (1.5517)       0.3123     0.1512        0.2520      (0.0322)

Less Distributions

From net investment
income and
  net short-term           (0.0098)      (0.0627)   (0.0366)      (0.0560)     (0.0382)
realized gains

From net long-term         (0.0125)      (0.0168)   (0.0703)      (0.0229)     (0.0123)
realized gains
                          -----------   ---------  ------------  ----------   ----------

Total Distributions        (0.0223)      (0.0795)   (0.1069)      (0.0789)     (0.0505)
                          -----------   ---------  ------------  ----------   ----------

Net Asset Value, End of     0.0000    $   1.5740 $   1.3412    $   1.2969   $   1.1238
Period
                          ===========   =========  ============  ==========   ==========

Total Return               32.60%*       23.48%     11.75%        22.70%       (2.68)%

Net Assets, End of            0       $ 6,222,791$ 64,660,804  $ 55,176,028 $ 41,348,517
Period

Average Commission Rate
Paid
  per Share Bought or       0.0718    $   0.0699 $   0.0691
Sold

Ratio of Expenses
  to Average Net Assets      .60%*        0.60%      0.60%         0.60%        0.60%

Ratio of Net Investment
Income
  to Average Net Assets     2.33%*        2.56%      2.78%         3.41%        3.30%

Portfolio Turnover Rate    55.22%        55.44%     74.52%        44.70%       74.85%

(A)  Fund   terminated  on  June  22,  1998  and  assets  were   distributed  to
shareholders. * Annualized
                                                                              (Continued)




MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                          Six Months
                          Ended                    Year Ended December 31,
                           June 30,
                                        -----------------------------------------------
                             1998         1997        1996         1995        1994
                          -----------   ---------   ----------  ----------- -----------

Net Asset Value,        $   1.0918    $   1.0738  $     1.1001$      1.0138    1.1061
Beginning of Year

Income From Investment
Operations

Net investment income       0.0344        0.0707        0.0675       0.0723    0.0572
Net short-term              0.0007        0.0016
realized gain
Net long-term realized
  and unrealized gain      (0.0014)       0.0164       (0.0263)      0.0863   (0.0924)
(loss)
                                        ---------   ----------  ----------- -----------
                          -----------

Total Income (Loss)
From
  Investment Operations     0.0337        0.0887        0.0412       0.1586   (0.0352)

Less Distributions

From net investment        (0.0325)      (0.0707)      (0.0675)     (0.0723)  (0.0571)
income

From net realized gains
                          -----------   ---------   ----------  ----------- -----------

Total Distributions        (0.0325)      (0.0707)      (0.0675)     (0.0723)  (0.0571)
                          -----------   ---------   ----------  ----------- -----------

Net Asset Value, End    $   1.0930        1.0918  $     1.0738$      1.1001    1.0138
of Period
                          ===========   =========   ==========  =========== ===========

Total Return                6.35%*        8.51%         3.92%       16.09%    (3.20)%

Net Assets, End of      $ 64,404,094  $ 58,311,917$ 64,077,863$ 62,473,959  56,338,235
Period

Ratio of Expenses
  to Average Net Assets     0.60%*        0.60%         0.60%       0.60%       0.60%

Ratio of Net
Investment Income
  to Average Net Assets     5.93%*        6.32%         6.22%       6.76%       5.47%

Portfolio Turnover Rate     7.11%        55.54%       145.02%     185.57%     308.47%

*Annualized

                                                                            (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
------------------------------------------------------------------------------

1.    HISTORY OF THE FUND

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Bond, Money Market, Stock Index, Total Return, and U.S. Government Securities portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold to Maxim Series Account, Pinnacle Series Account, FutureFunds Series Account, FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series Account of the Company to fund benefits under variable annuity contracts. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
Fund:

      Dividends

      Dividends from investment income of the Money Market Portfolio are declared daily and reinvested monthly. Dividends from investment income of the Bond and U.S. Government Securities Portfolios are declared and reinvested quarterly, while dividends from investment income of the Stock Index Portfolio, are declared and reinvested semi-annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value. The Total Return Portfolio declared a consent dividend of $1,602,376 as of June 22, 1998. The Total Return Portfolio was terminated on June 22, 1998 and its net assets, including dividends, were distributed to shareholders; therefore, its valuation at June 30, 1998 is zero.

      Security Transactions

      Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Stock Index Portfolio and Total Return Portfolio, and specific lot selection for all other portfolios.

      The U.S. Government Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. This liability was $3,490,200 at June 30, 1998, and was collateralized by securities of approximately the same value.

      Security Valuation

      Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

      The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1998 were as follows:

                                                Bond Portfolio
                                                ---------------

                         Aggregate Cost       $ 15,177,240
                         Aggregate Fair Value $ 15,343,470
                         Percent    of    Net       21.40%
                         Assets

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio indends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1998, the Bond and U.S. Government Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $1,006,409 and $2,508,558, respectively, which expire between 2002 and 2004.

3.    INVESTMENT ADVISORY AGREEMENT

      The Fund had entered into an investment advisory agreement with The Great-West Life Assurance Company through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, LLC, serves as investment advisor. As compensation for its services to the Fund and to cover operating expenses of the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets of the Money Market Portfolio, .60% of the average daily net assets of the Bond, Stock Index, Total Return, and U.S. Government Securities Portfolios.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1998:

                                                             U.S.
                                              STOCK       GOVERNMENT
                                BOND          INDEX       SECURITIES
                              PORTFOLIO     PORTFOLIO     PORTFOLIO
                              -----------  ------------  -------------


       Gross appreciation   $ 1,291,403  $ 471,490,905 $  1,962,363

       Gross depreciation       452,455     9,141,115        36,132
                              -----------  ------------  -------------

       Net unrealized       $   838,948  $ 462,349,790 $  1,926,231
       appreciation
                              ===========  ============  =============

                                        MAXIM SERIES FUND, INC.

                           Financial Statements and Financial Highlights for
                              the Six Months Ended June 30, 1998 and 1997

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
--------------------------------------------------------------------------------------------------------------------
                                                                   CORPORATE          SMALL-CAP        SMALL-CAP
                                                                     BOND               INDEX            VALUE
                                                                   PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                ----------------   ----------------  ---------------
ASSETS:
Investments at value:
    Short-term investments
    Bonds                                                     $   191,701,365    $                 $
    Common stocks                                                     614,055       137,878,751       32,639,359
    Preferred stocks                                                3,600,912
                                                                ----------------   ----------------  ---------------
       Total investments (cost $193,518,451; $125,404,898;        195,916,332       137,878,751       32,639,359
$27,322,418)

Cash                                                                2,550,871                            515,289
Dividends and interest receivable                                   3,522,879            78,753           62,928
Subscriptions receivable                                                                100,471          180,639
Receivables for securities sold
                                                                ----------------   ----------------  ---------------
    Total assets                                                  201,990,082       138,057,975       33,398,215
                                                                ----------------   ----------------  ---------------

LIABILITIES:
Due to GW Capital Management                                          155,779            70,630           35,664
Redemptions payable                                                   238,516
Payable for investments purchased                                   2,394,861           146,933
                                                                ----------------   ----------------  ---------------
    Total liabilities                                               2,789,156           217,563           35,664
                                                                ----------------   ----------------  ---------------

NET ASSETS                                                    $   199,200,926    $  137,840,412    $  33,362,551
                                                                ================   ================  ===============

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value                               $    16,657,033    $   10,419,569    $   3,461,719
  Additional paid-in capital                                      177,713,638       110,116,005       24,408,706
  Net unrealized appreciation on investments                        6,548,570        12,473,853        5,316,941
  Undistributed net investment income                                 153,186            (6,064)           1,117
  Accumulated net short-term realized gain on investments             799,325         2,513,291          149,082
  Accumulated net long-term realized gain on investments            1,479,863         2,323,758           24,986
  Net unrealized (depreciation) on translation of assets
and
    liabilities denominated in foreign currencies                  (4,150,689)
                                                                ----------------   ----------------  ---------------

NET ASSETS                                                    $   199,200,926       137,840,412    $  33,362,551
                                                                ================   ================  ===============

NET ASSET VALUE PER OUTSTANDING SHARE                         $      1.1959             1.3229     $     0.9638
                                                                ================   ================  ===============

SHARES OF CAPITAL STOCK:
  Authorized                                                      200,000,000       200,000,000      100,000,000
  Outstanding                                                     166,570,335       104,195,692       34,617,192

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------------

                                                                   CORPORATE           SMALL-CAP          SMALL-CAP
                                                                     BOND                INDEX              VALUE
                                                                   PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                ----------------     ---------------    --------------
INVESTMENT INCOME:
    Interest                                                  $    7,076,345       $       40,298     $      51,731
    Dividends                                                        120,176              476,053           165,790
    Less: Foreign withholding tax                                                             (76)
                                                                ----------------     ---------------    --------------

      Total income                                                 7,196,521              516,275           217,521

  EXPENSES:
     Salaries                                                                                                 4,457
     Legal and SEC fees                                                                                         304
     Directors' fees                                                                                            156
     Audit fees                                                                                               2,500
     Investment administration                                                                               26,089
     Bank and custodial fees                                                                                  9,645
     Other expenses                                                                                           3,801
     Management fee                                                  808,806              391,046           140,619
                                                                ----------------     ---------------    --------------
      Total expenses                                                 808,806              391,046           187,571

  Less amount reimbursed by GW Capital Management                                                             1,447
                                                                ----------------     ---------------    --------------

      Net expenses                                                   808,806              391,046           186,124
                                                                ----------------     ---------------    --------------

NET INVESTMENT INCOME                                              6,387,715              125,229            31,397
                                                                ----------------     ---------------    --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net short-term realized gain on investments                        926,066            2,591,463            28,195
  Net long-term realized gain on investments                       1,359,359            2,550,065           209,755
  Change in net unrealized appreciation on investments               287,629            1,488,018         1,482,960
  Change in net unrealized (depreciation) on translation of
    assets and liabilities denominated in foreign                 (2,304,776)
currencies
                                                                ----------------     ---------------    --------------

    Net change in realized and unrealized appreciation on            268,278            6,629,546         1,720,910
investments
                                                                ----------------     ---------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    6,655,993       $    6,754,775     $   1,752,307
                                                                ================     ===============    ==============

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
--------------------------------------------------------------------------------------------------------------------------------

                                                        CORPORATE                   SMALL-CAP                    SMALL-CAP
                                                        BOND                       INDEX                        VALUE
                                                        PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                                 -------------------------  ---------------------------  --------------------------
                                                    1998          1997         1998           1997          1998           1997
                                                 -----------   -----------  ------------   ------------  ------------   -----------
INCREASE IN  NET ASSETS:

OPERATIONS:
  Net investment income                          6,387,715  $   3,730,272  $   125,229  $      446,587 $     31,397  $    125,022
  Net short-term realized gain (loss)
 on investments                                    926,066        288,354    2,591,463      (1,756,733)      28,195       198,223
  Net long-term realized gain (loss)
 on investments                                  1,359,359        319,041    2,550,065        (726,088)     209,755     4,268,420
  Change in net unrealized appreciation            287,629      2,313,264    1,488,018      11,345,182    1,482,960      (367,973)
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation of
     assets and liabilities denominated
in foreign                                       (2,304,776)     (365,889)
currencies
                                                 -----------   -----------  ------------   ------------  ------------   -----------
       Net increase in net assets resulting
 from                                            6,655,993      6,285,042    6,754,775       9,308,948    1,752,307     4,223,692
operations


DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net
 short-term                                      (6,923,827)   (3,657,605)    (712,095)       (446,636)     (76,359)     (120,371)
realized gains
  From net long-term realized gains               (830,216)                   (232,675)                    (295,304)
                                                 -----------   -----------  ------------   ------------  ------------   -----------
       Total distributions                       (7,754,043)   (3,657,605)    (944,770)       (446,636)    (371,663)     (120,371)

SHARE TRANSACTIONS:
  Net proceeds from sales of shares              41,159,092    37,804,826   16,550,849      17,529,898   10,619,876     12,001,295
  Reinvestment of distributions                  7,754,043      3,657,605      944,770         446,636      371,663       120,371
  Cost of shares redeemed                        (7,498,548)   (1,594,322)  (6,920,017)     (1,555,310)  (1,535,874)    (2,745,286)
                                                 -----------   -----------  ------------   ------------  ------------   -----------
        Net increase in net assets
 resulting from                                  41,414,587    39,868,109   10,575,602      16,421,224    9,455,665     9,376,380
share transactions
                                                 -----------   -----------  ------------   ------------  ------------   -----------

        Total increase in net assets             40,316,537    42,495,546   16,385,607      25,283,536   10,836,309     13,479,701

NET ASSETS:
  Beginning of period                            158,884,389   83,645,029   121,454,805     80,783,692   22,526,242     36,599,651
                                                 ===========   ===========  ============   ============  ============   ===========
  End of period                                  199,200,926$  126,140,575 $137,840,412 $  106,067,228 $ 33,362,551  $  50,079,352
                                                 ===========   ===========  ============   ============  ============   ===========

OTHER INFORMATION:

SHARES:
  Sold                                           33,626,459    31,717,124   12,399,327       7,054,757   11,263,219     9,484,119
  Issued in reinvestment of distributions        6,488,759      3,044,091      706,988                      395,688        88,579
  Redeemed                                       (6,158,350)   (1,348,309)  (5,395,408)     (1,034,920)  (1,650,116)    (2,155,276)
                                                                                           ------------
                                                 ===========   ===========  ============                 ============   ===========
       Net increase                              33,956,868    33,412,906    7,710,907       6,019,837   10,008,791     7,417,422
                                                 ===========   ===========  ============   ============  ============   ===========

See notes to financial statements.




MAXIM SERIES FUND, INC.

CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                        Six Months
                                        Ended June                    Year Ended December 31,
                                            30,
                                                       ------------------------------------------------------
                                           1998           1997          1996         1995           1994
                                       --------------  -----------  ------------- ------------  -------------
                                                                                                    (A)
Net Asset Value, Beginning of Period $      1.1981   $      1.1618$      1.1521        0.9716 $     1.0000

Income From Investment Operations

Net investment income                       0.0395          0.0764       0.0825        0.0842       0.0137

Net short-term realized gain                0.0056          0.0081       0.0055        0.0159

Net long-term realized and
  unrealized gain (loss)                    0.0021          0.0608       0.0269        0.1835      (0.0284)
                                       --------------  -----------  ------------- ---------------------------

Total Income (Loss) From Investment
  Operations                                0.0472          0.1453       0.1149        0.2836      (0.0147)

Less Distributions

From net investment income and net
  short-term realized gains                (0.0435)        (0.0817)     (0.0880)      (0.1001)     (0.0137)

From net long-term realized gains          (0.0059)        (0.0273)     (0.0172)      (0.0030)
                                       --------------  -----------  ------------- ---------------------------

Total Distributions                        (0.0494)        (0.1090)     (0.1052)      (0.1031)     (0.0137)
                                       --------------  ------------------------------------------------------

Net Asset Value, End of Period       $      1.1959   $      1.1981$      1.1618        1.1521 $     0.9716
                                       ==============
                                                       ===========  ============= ===========================

Total Return                                8.09%*         12.70%       10.35%        30.19%       (1.47%)

Net Assets, End of Period            $  199,200,926  $ 158,884,389$   83,645,029   45,530,190 $  13,713,195

Ratio of Expenses to Average Net            0.90%*          0.90%        0.90%         0.90%        1.08%*
Assets

Ratio of Net Investment Income to
 Average Net Assets                         7.10%*          7.14%        7.68%         7.89%        8.64%*

Portfolio Turnover Rate                    21.95%          52.69%       40.02%        24.70%        9.45%

*  Annualized

(A)  The portfolio commenced operations on November 1, 1994.                                     (Continued)




MAXIM SERIES FUND, INC.

SMALL-CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:


                                         Six Months
                                         Ended June                   Year Ended December 31,
                                             30,
                                                       ------------------------------------------------------
                                            1998          1997           1996          1995          1994
                                        -------------- ------------  ------------- -------------  -----------

Net Asset Value, Beginning of Period  $       1.2588         1.2370$       1.1680        0.9540 $      1.0112
Income From Investment Operations

Net investment income                         0.0012         0.0081        0.0124        0.0102        0.0097

Net short-term realized gain                  0.0249         0.0285        0.0374        0.0095

Net long-term realized
  and unrealized gain (loss)                  0.0478         0.2134        0.1285        0.2298       (0.0572)
                                        -------------- ------------  ------------- -------------  -----------

Total Income (Loss)
  from Investment Operations                  0.0739         0.2500        0.1783        0.2495       (0.0475)

Less Distributions

From net investment income and net
  short-term realized gains                  (0.0074)       (0.0352)      (0.0498)      (0.0197)      (0.0097)

From net long-term realized gains            (0.0024)       (0.1930)      (0.0595)      (0.0158)
                                        -------------- ------------  ------------- -------------  -----------

Total Distributions                          (0.0098)       (0.2282)      (0.1093)      (0.0355)      (0.0097)
                                        -------------- ------------  ------------- -------------  -----------

Net Asset Value, End of Period        $       1.3229         1.2588$       1.2370        1.1680 $      0.9540
                                        ============== ============  ============= =============  ===========

Total Return                                 12.07%*        21.00%        15.30%        26.24%        (4.69)%

Net Assets, End of Period             $  137,840,412   121,454,805 $  80,783,692    51,610,284  $  22,336,944

Average Commission Rate Paid
  per Share Bought or Sold            $       0.0313         0.0350$       0.0453

Ratio of Expenses to Average Net              0.60%*         0.60%         0.60%         0.60%         0.60%
Assets

Ratio of Net Investment Income
  to Average Net Assets                       0.19%*         0.66%         1.04%         1.00%         1.20%

Portfolio Turnover Rate                      16.15%        102.45%        39.66%        30.17%        53.44%

*  Annualized

                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                            Six Months
                                            Ended June                  Year Ended December 31,
                                               30,
                                                           ---------------------------------------------------
                                               1998           1997         1996          1995         1994
                                           -------------   -----------   ----------   -----------   ----------

Net Asset Value, Beginning of Period     $      0.9154   $    1.2480   $    1.0669  $    0.9974   $    1.0330

Income From Investment Operations

Net investment income                           0.0009        0.0067        0.0095       0.0286        0.0068

Net short-term realized gain                    0.0008        0.0594                     0.0350

Net l ong-term realized and
  unrealized gain (loss)                        0.0599        0.2629        0.1811       0.0884       (0.0356)
                                           -------------   -----------   ----------   -----------   ----------

Total Income (Loss) From
  Investment Operations                         0.0616        0.3290        0.1906       0.1520       (0.0288)

Less Distributions

From net investment income and
  net short-term realized gains                (0.0026)      (0.0771)      (0.0095)     (0.0636)      (0.0068)

From net long-term realized gains              (0.0106)      (0.5845)                   (0.0189)
                                           -------------   -----------   ----------   -----------   ----------

Total Distributions                            (0.0132)      (0.6616)      (0.0095)     (0.0825)      (0.0068)
                                           -------------   -----------   ----------   -----------   ----------

Net Asset Value, End of Period           $      0.9638   $    0.9154   $    1.2480  $    1.0669   $    0.9974
                                           =============   ===========   ==========   ===========   ==========

Total Return                                   13.96%*       27.86%        17.94%       15.51%        (2.78)%

Net Assets, End of Period                $   33,362,551  $ 22,526,242  $ 36,599,651 $ 20,769,579  $ 9,721,848

Average Commission Rate Paid
  per Share Bought or Sold               $      0.0574   $    0.0573   $    0.0521

Ratio of Expenses to Average Net                 1.32%*       1.28%         1.31%        1.35%        1.33 %
Assets#

Ratio of Net Investment Income
  to Average Net Assets                          0.22%*       0.64%         0.90%        2.51%         0.80%

Portfolio Turnover Rate                          4.46%       82.83%        30.61%       17.78%        16.81%

*  Annualized

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
------------------------------------------------------------------------------

1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Corporate Bond, Small-Cap Index, and Small-Cap Value portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold to Maxim Series Account, FutureFunds Series Account, FutureFunds Series Account II, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company) to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series Account of the Company to fund benefits under variable annuity contracts. The shares are sold at a price equal to the respective net asset value per share of each class of shares.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
Fund:

        Dividends

        Dividends from investment income of the Portfolios are declared and reinvested semi-annually. Dividends from capital gains of the Portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Security Valuation

        Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

        The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1998 were as follows:

                                                          Corporate Bond
                                                            Portfolio
                                                       ---------------------

                              Aggregate Cost       $         23,882,362
                              Aggregate      Fair  $         22,589,056
                              Value
                              Percent    of   Net                11.34%
                              Assets

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Foreign Currency Translation

          The accounting records of the Corporate Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Corporate Bond Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Corporate Bond Portfolio, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

3.      INVESTMENT ADVISORY AGREEMENT

        The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, LLC serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Small-Cap Index Portfolio, .90% of the average daily net assets of the Corporate Bond Portfolio, and 1.00% of the average net assets of the Small-Cap Value Portfolio. However, the investment advisor pays any expenses of the Small Cap Value Portfolio which exceed an annual rate of 1.35% of the average daily net assets, including management fees.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1998:



                                               CORPORATE        SMALL-CAP        SMALL-CAP
                                                 BOND             INDEX            VALUE
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ------------     ------------     ------------



          Gross appreciation               $  13,885,540    $  24,942,305    $  6,070,071

          Gross depreciation                  11,487,659       12,468,452         753,130
                                              ------------     ------------     ------------

          Net unrealized appreciation      $  2,397,881     $  12,473,853    $  5,316,941
                                              ============     ============     ============

                                          MAXIM SERIES FUND, INC.

                             Financial Statements and Financial Highlights for
                                the Six Months Ended June 30, 1998 and 1997

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                    INVESCO
                                       INTERNATIONAL     INVESCO      INVESCO      SMALL-CAP                    T. ROWE
                                                                                                                 PRICE
                                           EQUITY          ADR       BALANCED       GROWTH        MID-CAP     EQUITY/INCOME
                                         PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ---------------  ----------  ------------   ----------   ------------  -------------
ASSETS:
Investments at value:
    Short-term investments           $    8,211,600   $    918,000$  6,415,076  $  6,569,996 $  7,828,000   $  13,662,639
    Bonds                                                           56,024,225                                  2,101,457
    Common stocks                       129,289,480     26,436,578  97,242,491     70,490,940   268,115,182   196,241,624
    Preferred stocks                      3,598,359
                                       ---------------  ----------  ------------   ----------   ------------  -------------
       Total investments
(cost $121,841,112;
$22,544,707; $145,868,531;              141,099,439     27,354,578  159,681,792    77,060,936   275,943,182   212,005,720
$69,407,947; $212,536,386;
$181,957,852)
Cash                                                        11,189      11,793        11,208       12,368          13,200
Dividends and interest receivable           483,419          5,657     822,164        18,405       73,836         473,338
Subscriptions receivable                    319,960        147,450     241,448                    265,491          97,039
Receivables for securities sold           7,914,493        870,000   3,877,000     3,927,758    9,921,026       9,235,573
                                       ---------------  ----------  ------------   ----------   ------------  -------------
    Total assets                        149,817,311     28,388,874  164,634,197    81,018,307   286,215,903   221,824,870
                                       ---------------  ----------  ------------   ----------   ------------  -------------

LIABILITIES:
Due to GW Capital Management                148,319         30,219     138,190        69,626      227,444         158,546
Redemptions Payable                                                                    2,683
Payable for securities purchased          8,695,278        917,844   3,949,424     4,871,826    12,846,769      9,618,635
Unrealized depreciation on
forward foreign currency                                               221,306
contracts
                                       ---------------  ----------  ------------   ----------   ------------  -------------
    Total liabilities                     8,843,597        948,063   4,087,614     4,944,135    13,295,519      9,777,181
                                       ---------------  ----------  ------------   ----------   ------------  -------------

NET ASSETS                           $  140,973,714   $ 27,440,811$ 160,546,583 $  76,074,172$  272,920,384 $ 212,047,689
                                       ===============  ==========  ============   ==========   ============  =============

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value      $   10,273,519   $  1,614,503$ 11,645,718  $  4,348,430 $  15,295,869  $  11,473,746
  Additional paid-in capital           113,165,662     20,969,625  132,233,244    61,997,801   170,472,627   165,024,416
  Net unrealized appreciation
on investments                          27,720,003      4,809,871  13,850,641     7,650,094    62,841,798     30,023,712
  Undistributed net investment
 income (loss)                           1,930,294        129,580      55,189       (92,066)    (976,528)          3,508
  Accumulated net short-term
 realized gain (loss)                   (1,667,914)       (68,764)  2,267,136     2,881,000    (1,227,292)     1,648,981
on investments
  Accumulated net long-term
realized gain (loss) on                 (1,986,174)       (14,004)    532,035      (713,982)   25,948,912      3,849,170
investments
  Net unrealized appreciation
  (depreciation) on
translation of assets
    and liabilities
denominated
 in foreign                             (8,461,676)                   (37,380)        2,895      564,998          24,156
currencies
                                        -------------  ----------  ------------   ----------   ------------  -------------

NET ASSETS                          $  140,973,714   $ 27,440,811$ 160,546,583 $  76,074,172$  272,920,384 $ 212,047,689
                                     ===============  ==========  ============   ==========   ============  =============

NET ASSET VALUE PER
OUTSTANDING SHARE                $      1.3722    $     1.6996$     1.3786  $      1.7495$      1.7843  $       1.8481
                                     ===============  ==========  ============   ==========   ============  =============

SHARES OF CAPITAL STOCK:
  Authorized                          200,000,000     100,000,000 200,000,000    100,000,000  200,000,000   200,000,000
  Outstanding                         102,735,195     16,145,025  116,457,177    43,484,296   152,958,685   114,737,455

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESCO
                                         INTERNATIONAL     INVESCO      INVESCO      SMALL-CAP                    T. ROWE
                                                                                                                   PRICE
                                            EQUITY          ADR       BALANCED        GROWTH       MID-CAP     EQUITY/INCOME
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         --------------  ----------- ------------   -----------  ------------  -------------
INVESTMENT INCOME:
    Interest                           $      238,454  $    28,881   1,877,497   $    266,727  $   125,248   $      480,052
    Dividends                               2,950,022      274,212     547,913         46,630      313,217        2,468,170
    Less:  Foreign withholding tax           (428,856)     (30,217)     (5,654)          (304)     (15,695)         (10,544)
                                         --------------  ----------- ------------   -----------  ------------  -------------
      Total income                          2,759,620      272,876   2,419,756        313,053      422,770        2,937,678

  EXPENSES:
     Salaries                                   4,457        4,457                      4,457        4,457            4,457
     Legal and SEC fees                        11,674        2,135                      7,130        3,185           20,399
     Directors' fees                              743          120                        381        1,339            1,062
     Audit fees                                 5,250        2,000                      2,000        8,125            4,000
     Investment administration                 58,972       29,809                     31,921       41,977           31,921
     Bank and custodial fees                   38,145        3,269                      9,686       29,072           22,490
     Other expenses                            15,987        1,942                      5,880       20,507           18,047
     Management fee                           695,615      108,698     739,253        333,092    1,177,381          784,774
                                         --------------  ----------- ------------   -----------  ------------  -------------
      Total expenses                          830,843      152,430     739,253        394,547    1,286,043          887,150
                                         --------------  ----------- ------------   -----------  ------------  -------------

  Less amount reimbursed by
  GW Capital Management                         1,517       11,123                      8,861        1,894            1,592
                                        --------------  ----------- ------------   -----------  ------------  -------------

      Net expenses                            829,326      141,307     739,253        385,686    1,284,149          885,558
                                        --------------  ----------- ------------   -----------  ------------  -------------

NET INVESTMENT INCOME (LOSS)                1,930,294      131,569   1,680,503        (72,633)    (861,379)       2,052,120
                                        --------------  ----------- ------------   -----------  ------------  -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net short-term realized gain
 (loss) on investments                       (792,199)     (17,216)  3,240,666      2,888,270    10,230,660       1,651,094
  Net long-term realized gain
 (loss) on investments                     (2,417,535)      17,809     509,142       (703,414)   15,406,100       3,849,170
  Change in net unrealized
 appreciation on                           9,630,922    2,563,089   9,209,767      4,972,034    15,244,314       3,620,459
investments
  Change in net unrealized
appreciation
(depreciation) on translation
 of
    assets and liabilities
 denominated in foreign                    1,067,044                  (12,421)        (1,459)    (541,977)          37,507
currencies
                                         --------------  ----------- ------------   -----------  ------------  -------------
   Net change in realized
 and unrealized                          7,488,232    2,563,682   12,947,154     7,155,431    40,339,097       9,158,230
appreciation on investments
                                       --------------  ----------- ------------   -----------  ------------  -------------

NET INCREASE IN NET ASSETS
 RESULTING FROM                      $    9,418,526  $ 2,695,251   14,627,657  $  7,082,798  $ 39,477,718  $   11,210,350         $
OPERATIONS:
                                      ==============  =========== ============   ===========  ============  =============


See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
--------------------------------------------------------------------------------------------------------------------------------

                                      INTERNATIONAL EQUITY            INVESCO ADR               INVESCO BALANCED
                                           PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                    -------------------------  --------------------------   --------------------------
                                       1998          1997         1998           1997          1998          1997
                                    -----------   -----------  ------------   -----------   -----------  -------------
INCREASE  IN  NET ASSETS:

OPERATIONS:
  Net investment income (loss)    $ 1,930,294  $  1,535,286  $   131,569   $     50,157   $ 1,680,503  $     308,307
  Net short-term realized gain
 (loss) on investments               (792,199)      229,418      (17,216)        25,712     3,240,666      1,100,059
  Net long-term realized gain
 (loss) on investments             (2,417,535)   1,334,480       17,809        204,837       509,142
  Change in net unrealized
 appreciation on                    9,630,922     12,725,086   2,563,089      1,202,635     9,209,767      1,851,631
investments
  Change in net unrealized
appreciation
(depreciation) on translation
of
    assets and liabilities
 denominated in foreign             1,067,044     (4,733,019)                                 (12,421)       (10,529)
currencies
                                  -----------   -----------  ------------   -----------   -----------  -------------
      Net increase in net
assets resulting from               9,418,526     11,091,251   2,695,251      1,483,341     14,627,657     3,249,468
operations


DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
and net short-term                    (3,831)                                              (1,624,597)     (299,193)
realized gains
  From net long-term realized
gains
                                   -----------   -----------  ------------   -----------   -----------  -------------
      Total distributions            (3,831)            0            0              0     (1,624,597)     (299,193)

SHARE TRANSACTIONS:
  Net proceeds from sales of
shares                              11,406,775    22,106,054   8,911,492      4,951,019     22,070,378    35,375,652
  Reinvestment of distributions         3,831                                               1,624,597        299,193
  Cost of shares redeemed         (12,626,098)   (475,067)    (747,289)     (1,014,886)   (3,224,038)     (340,340)
                                   -----------   -----------  ------------   -----------   -----------  -------------
    Net increase (decrease)
 in net assets resulting           (1,215,492)   21,630,987   8,164,203      3,936,133     20,470,937    35,334,505
from share transactions
                                   -----------   -----------  ------------   -----------   -----------  -------------

      Total increase (decrease)
 in net assets                     8,199,203     32,722,238   10,859,454     5,419,474     33,473,997    38,284,780

NET ASSETS:
  Beginning of period            132,774,511   96,172,049   16,581,357     7,694,858     127,072,586   15,987,166
                                 ===========   ===========  ============   ===========   ===========  =============
  End of period                $ 140,973,714$  128,894,287$ 27,440,811  $  13,114,332  $ 160,546,583$  54,271,946
                                 ===========   ===========  ============   ===========   ===========  =============

OTHER INFORMATION:

SHARES:
  Sold                            8,435,408     16,297,966   5,416,543      3,574,045     16,746,103    29,426,208
  Issued in reinvestment of
 distributions                   2,674                                               1,177,028        246,102
  Redeemed                       (9,549,009)    (344,043)    (472,053)      (721,269)    (2,413,872)     (297,272)
                                ===========   ===========  ============   ===========   ===========  =============
Net increase (decrease)          (1,110,927)   15,953,923   4,944,490      2,852,776     15,509,259    29,375,038
                                 ===========   ===========  ============   ===========   ===========  =============

See notes to financial statements.
                                                                                                       (Continued)




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
--------------------------------------------------------------------------------------------------------------------------

                                         INVESCO                                             T. ROWE PRICE
                                     SMALL-CAP GROWTH                MID-CAP                 EQUITY/INCOME
                                        PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                 -------------------------  --------------------------  ------------------------
                                    1998          1997          1998         1997          1998         1997
                                 ------------  -----------  ------------- ------------  -----------  -----------
INCREASE  IN  NET ASSETS:

OPERATIONS:
  Net investment income (loss)    (72,633) $     22,325  $    (861,379)   (487,786) $  2,052,120 $  1,263,652
 (loss) on investments           2,888,270      (571,195)    10,230,660  (9,488,983)    1,651,094    1,885,638
  Net long-term realized gain
 (loss) on investments            (703,414)      (10,567)    15,406,100   1,842,079     3,849,170    1,194,894
  Change in net unrealized
appreciation on investments      4,972,034     4,677,347     15,244,314  13,110,733     3,620,459    9,383,514
  Change in net unrealized
 appreciation (depreciation)
on translation
    of assets and liabilities
 denominated in foreign           (1,459)                    (541,977) (1,000,095)       37,507      (38,065)
currencies
                                ------------  -----------   ------------ ------------  -----------  -----------
      Net increase in net
assets resulting from             7,082,798     4,117,910     39,477,718   3,975,948    11,210,350   13,689,633
operations

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
 and net short-term              (964,751)      (24,234)                              (2,252,236)  (1,264,848)
realized gains
  From net long-term realized
 gains                           (11,170)                  (4,300,050)                 (273,760)
                                ------------  -----------   ------------ ------------  -----------  -----------
      Total distributions         (975,921)      (24,234)    (4,300,050)          0    (2,525,996)  (1,264,848)

SHARE TRANSACTIONS:
  Net proceeds from sales
 of shares                      11,379,715    12,059,389     16,901,257  11,004,498    37,470,490   38,717,359
Reinvestment of distributions      975,921        24,234      4,300,050                 2,525,996    1,264,848
  Cost of shares redeemed      (4,640,214)   (3,469,592)   (17,398,502) (19,458,037)  (3,787,320)    (592,939)
                                                           ------------ ------------  -----------  -----------
                               ------------  -----------
     Net increase (decrease)
 in net assets resulting        7,715,422     8,614,031      3,802,805  (8,453,539)   36,209,166   39,389,268
from share transactions       ------------  -----------   ------------ ------------  -----------  -----------

      Total increase (decrease)
 in net assets                  13,822,299    12,707,707     38,980,473  (4,477,591)   44,893,520   51,814,053

NET ASSETS:
  Beginning of period           62,251,873    31,827,778    233,939,911  214,710,803   167,154,169  69,535,903
                                ============  ===========   ============ ============  ===========  ===========
  End of period               $ 76,074,172  $ 44,535,485  $ 272,920,384  210,233,212 $ 212,047,689$ 121,349,956
                               ============  ===========   ============ ============  ===========  ===========

OTHER INFORMATION:

SHARES:
  Sold                            6,673,236     8,445,338     10,292,373   8,099,570    20,394,693   25,403,171
  Issued in reinvestment
 of distributions                  567,649        15,563      2,666,598                 1,372,936      768,756
  Redeemed                       (2,773,595)   (2,423,276)   (10,616,162) (14,558,948)  (1,994,828)    (394,662)
                                 ------------  ===========   ============ ============  ===========  ===========
 Net increase (decrease)          4,467,290     6,037,625      2,342,809  (6,459,378)   19,772,801   25,777,265
                                 ============  ===========   ============ ============  ===========  ===========


See notes to financial statements.
                                                                                 (Concluded)




MAXIM SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                        Six Months
                                        Ended June                    Year Ended December 31,
                                            30,
                                                       -------------------------------------------------------
                                           1998           1997         1996           1995          1994
                                       --------------  -----------  ------------  -------------  ------------

Net Asset Value, Beginning of Period $      1.2786   $      1.3229$      1.1395 $      1.0673  $      1.0110

Income From Investment Operations

Net investment income                       0.0188          0.0205       0.0136        0.0190         0.0049
Net short-term realized gain (loss)        (0.0077)        (0.0060)      0.0045        0.0034
Net long-term realized and                  0.0825          0.0113       0.2042        0.0722         0.0563
unrealized gain
                                       --------------  -----------  ------------  -------------  ------------

Total Income From Investment                0.0936          0.0258       0.2223        0.0946         0.0612
Operations

Less Distributions

From net investment income and net
  short-term realized gains                                (0.0270)     (0.0181)      (0.0224)       (0.0049)

From net long-term realized gains                          (0.0431)     (0.0208)
                                       --------------  -----------  ------------  -------------  ------------

Total Distributions                         0.0000         (0.0701)     (0.0389)      (0.0224)       (0.0049)
                                       --------------  -----------  ------------  -------------  ------------

Net Asset Value, End of Period       $      1.3722   $      1.2786$      1.3229 $      1.1395  $      1.0673
                                       ==============  ===========
                                                                    ============  =============  ============

Total Return                               15.19%*          1.99%       19.59%         8.93%          6.06%

Net Assets, End of Period            $  140,973,714  $ 132,774,511$  96,172,049 $  55,017,668  $  32,180,949

Average Commission Rate Paid
  per Share Bought or Sold           $      0.0064   $      0.0159$      0.0146

Ratio of Expenses to Average Net            1.19%*          1.20%        1.39%         1.50%          1.49%
Assets#

Ratio of Net Investment Income
  to Average Net Assets                     2.77%*          1.70%        1.24%         1.70%          1.25%

Portfolio Turnover Rate                    13.60%          34.30%       22.21%        20.28%         11.49%

* Annualized

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                           Six Months
                                           Ended June                Year Ended December 31,
                                              30,
                                                         -------------------------------------------------
                                                         -----------
                                              1998          1997         1996        1995         1994
                                          -------------  -----------  ----------- -----------  -----------
                                                                                                  (A)
Net Asset Value, Beginning of Period    $     1.4804   $     1.3508 $     1.1255      0.9859 $    1.0000

Income From Investment Operations

Net investment income                         0.0082        0.0114        0.0112      0.0120      0.0026
Net short-term realized (loss)               (0.0011)      (0.0025)
Net realized and unrealized gain (loss)       0.2121        0.1537        0.2266      0.1396     (0.0141)
                                          -------------  -----------  ----------- -----------  -----------

Total Income (Loss) From Investment           0.2192        0.1626        0.2378      0.1516     (0.0115)
Operations

Less Distributions

From net investment income and net
short-term                                                 (0.0140)      (0.0112)    (0.0120)    (0.0026)
   realized gains

From net long-term realized gains                          (0.0190)      (0.0013)
                                          -------------  -----------  ----------- -----------  -----------

Total Distributions                            0.0000      (0.0330)      (0.0125)    (0.0120)    (0.0026)
                                          -------------  -----------  ----------- -----------  -----------

Net Asset Value, End of Period          $     1.6996   $    1.4804  $     1.3508      1.1255 $    0.9859
                                          =============  ===========  ===========              ===========
                                                                                  ===========

Total Return                                 31.81%*       12.08%        21.17%      15.48%      (1.16)%

Net Assets, End of Period               $  27,440,811  $ 16,581,357 $ 7,694,858   2,681,969  $ 1,976,834

Average Commission Rate Paid
  per Share Bought or Sold              $     0.0417   $    0.0592  $     0.0628

Ratio of Expenses to Average Net              1.30%*        1.30%         1.33%       1.50%       1.50%*
Assets#

Ratio of Net Investment Income to
  Average Net Assets                          1.21%*        1.02%         1.20%       1.17%       1.56% *

Portfolio Turnover Rate                       4.03%        19.56%        15.25%       5.88%       2.42%

* Annualized

(A) The portfolio commenced operations on November 1, 1994.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                              (Continued)




MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997 and 1996 is as follows:

                                              Six Months Ended
                                                  June 30,              Year Ended December 31,
                                                                 --------------------------------------
                                                                 ------------------
                                                    1998               1997                 1996
                                              -----------------  ------------------    ----------------
                                                                                             (A)
Net Asset Value, Beginning of Period        $      1.2588      $          1.0408     $      1.0000

Income From Investment Operations

Net investment income                              0.0146                 0.0187            0.0052
Net short-term realized gain                       0.0278                 0.0232            0.0012
Net long-term realized and unrealized gain         0.0915                 0.2286            0.0408
                                              -----------------  ------------------    ----------------

Total Income From Investment Operations            0.1339                 0.2705            0.0472

Less Distributions

From net investment income and net
short-term                                        (0.0141)               (0.0525)          (0.0064)
  realized gains
                                              -----------------  ------------------    ----------------

Total Distributions                               (0.0141)               (0.0525)          (0.0064)
                                              -----------------  ------------------    ----------------

Net Asset Value, End of Period              $      1.3786      $          1.2588     $      1.0408
                                              =================  ==================    ================

Total Return                                      22.41%*                26.10%             4.60%

Net Assets, End of Period                   $  160,546,583     $    127,072,586      $  15,987,166

Average Commission Rate Paid Per Share
  Bought or Sold                            $      0.0651      $          0.0590     $      0.0617

Ratio of Expenses to Average Net Assets            1.00%*                 1.00%             1.00%*

Ratio of Net Investment Income to Average          2.27%*                 2.77%             2.84%*
  Net Assets

Portfolio Turnover Rate                           49.28%                150.57%            17.14%



* Annualized

(A) The portfolio commenced operations on October 1, 1996.

                                                                                           (Continued)




MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 are as follows:

                                         Six Months
                                         Ended June                  Year Ended December 31,
                                             30,
                                                       ----------------------------------------------------
                                            1998          1997         1996          1995          1994
                                        -------------- -----------  ------------  ------------  -----------
                                                                                                   (A)
Net Asset Value, Beginning of Period  $      1.5955   $    1.4330 $      1.2734 $      1.0054 $     1.0000

Income From Investment Operations

Net investment income (loss)                (0.0016)       0.0009        0.0024        0.0069       0.0030
Net short-term realized gain                 0.0664        0.1174        0.1530        0.0272
Net long-term realized and                   0.1135        0.1438        0.1850        0.2846       0.0054
unrealized gain
                                        -------------- -----------  ------------  ------------  -----------

Total Income From Investment                 0.1783        0.2621        0.3404        0.3187       0.0084
Operations

Less Distributions

From net investment income and
 net short-term realized gains              (0.0240)      (0.0996)      (0.1554)      (0.0341)     (0.0030)

From net long-term realized gains           (0.0003)                    (0.0254)      (0.0166)
                                        -------------- -----------  ------------  ------------  -----------

Total Distributions                         (0.0243)      (0.0996)      (0.1808)      (0.0507)     (0.0030)
                                        -------------- -----------  ------------  ------------  -----------

Net Asset Value, End of Period        $      1.7495   $    1.5955 $      1.4330 $      1.2734 $     1.0054
                                        ============== ===========  ============                ===========
                                                                                  ============

Total Return                                23.64%*       18.70%        26.73%        31.79%        0.84%

Net Assets, End of Period             $  76,074,172    62,251,873 $  31,827,778 $  6,385,180  $  2,022,380

Average Commission Rate Paid
  per Share Bought or Sold            $      0.0559   $   0.0580  $     0.0410

Ratio of Expenses to Average Net             1.10%*       1.10%         1.10%         1.10%       1.08%*
Assets#

Ratio of Net Investment Income
  to Average Net Assets                     (0.21)%*      0.01%         0.25%         0.58%       1.86%*

Portfolio Turnover Rate                     60.93%       174.65%       265.05%      266.64%         0.00%

* Annualized

(A) The portfolio commenced operations on November 1, 1994.

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                  (Continued)




MAXIM SERIES FUND, INC.

MID-CAP PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994 is as follows:

                                        Six Months
                                        Ended June                    Year Ended December 31,
                                            30,
                                                       ------------------------------------------------------
                                                       -----------
                                           1998           1997          1996          1995          1994
                                       --------------  -----------   ------------  ------------  ------------
                                                                                                     (A)
Net Asset Value, Beginning of Period $     1.5532    $      1.4327 $      1.3538 $     1.1003  $     1.0000

Income From Investment Operations

Net investment income (loss)              (0.0056)                       (0.0083)      0.0018        0.0076
Net short-term realized gain (loss)        0.0669          (0.0437)                    0.0299
Net long-term realized and                 0.1986           0.2257        0.0890       0.2594        0.1003
unrealized gain
                                       --------------  -----------   ------------  ------------  ------------

Total Income From Investment               0.2599           0.1820        0.0807       0.2911        0.1079
Operations

Less Distributions

From net investment income and net
  short-term realized gains                                                           (0.0317)      (0.0076)

From net long-term realized gains         (0.0288)         (0.0615)      (0.0018)     (0.0059)
                                       --------------  -----------   ------------  ------------  ------------

Total Distributions                       (0.0288)         (0.0615)      (0.0018)     (0.0376)      (0.0076)
                                       --------------  -----------   ------------  ------------  ------------

Net Asset Value, End of Period       $     1.7843    $      1.5532 $      1.4327 $     1.3538  $     1.1003
                                       ==============  ===========   ============  ============  ============

Total Return                              36.72%*          12.95%          5.96%      26.50%        10.86%

Net Assets, End of Period            $  272,920,384  $  233,939,911$ 214,710,803 $ 148,264,194 $ 81,088,654

Average Commission Rate Paid
  per Share Bought or Sold           $     0.0375    $      0.0413 $      0.0461

Ratio of Expenses to Average Net           1.04%*           1.06%         1.07%         1.10%         1.07%
Assets#

Ratio of Net Investment Income
  to Average Net Assets                   (0.69)%*         (0.51)%       (0.66)%        0.13%         1.26%

Portfolio Turnover Rate                   19.73%          139.74%         80.31%       167.21%       166.12%


(A) The portfolio commenced operations January 3, 1994.

* Annualized

#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                      Six Months
                                      Ended June                    Year Ended December 31,
                                         30,
                                                    --------------------------------------------------------
                                                    ------------
                                         1998          1997           1996          1995           1994
                                     -------------  ------------   ------------  ------------  -------------
                                                                                                   (A)
Net Asset Value, Beginning of      $     1.7602   $      1.4492  $      1.2633 $      0.9805 $      1.0000
Period

Income From Investment Operations

Net investment income                    0.0180          0.0357         0.0299        0.0345        0.0061
Net short-term realized gain             0.0144          0.0357         0.0121        0.0051
Net long-term realized and
  Unrealized gain (loss)                 0.0781          0.3426         0.2009        0.2841       (0.0195)
                                     -------------  ------------   ------------  ------------  -------------

Total Income (Loss) From
Investment Operations                    0.1105          0.4140         0.2429        0.3237       (0.0134)

Less Distributions

From net investment income and
net                                     (0.0200)        (0.0713)       (0.0420)      (0.0396)      (0.0061)
  Short-term realized gains

From net long-term realized gains       (0.0026)        (0.0317)       (0.0150)      (0.0013)
                                     -------------  ------------   ------------  ------------  -------------

Total Distributions                     (0.0226)        (0.1030)       (0.0570)      (0.0409)      (0.0061)
                                     -------------  ------------   ------------  ------------  -------------

Net Asset Value, End of Period     $     1.8481   $      1.7602  $      1.4492 $      1.2633 $      0.9805
                                     =============  ============   ============                =============
                                                                                 ============

Total Return                            12.97%*         28.82%         19.39%        33.42%        (1.34)%

Net Assets, End of Period          $ 212,047,689  $ 167,154,169  $ 69,535,903  $ 10,950,195  $  2,110,302

Average Commission Rate Paid
  per Share Bought or Sold         $     0.0402   $      0.0380  $    0.0368

Ratio of Expenses to Average Net         0.90%*          0.91%          0.95%        0.95%          0.95%*
Assets#

Ratio of Net Investment Income to
Average                                  2.09%*          2.48%        2.85%          3.46%          3.90%*
  Net Assets

Portfolio Turnover Rate                 11.13%          25.35%       26.15%         14.00%          2.74%

* Annualized

(A) The portfolio commenced operations on November 1, 1994.

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
--------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the International Equity, INVESCO ADR, INVESCO Balanced, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, and FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFund Series Account of the Company to fund benefits under variable annuity contracts. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

        Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the INVESCO ADR Portfolio, additional capitalization of $2,000,000 was received on November 1, 1994. At June 30, 1998, Great-West's investment in the Portfolio totaled $3,559,362.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
Fund:

        Dividends

        Dividends from investment income of the Mid-Cap, INVESCO Balanced, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income portfolios are declared and reinvested semi-annually. Dividends from investment income of the International Equity and INVESCO ADR portfolios are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date investments are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Security Valuation

        Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

        The Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1998 were as follows:

                                      International             INVESCO
                                          Equity          Balanced Portfolio
                                        Portfolio
                                    -------------------   --------------------

          Aggregate Cost         $          277,850           1,015,749
          Aggregate Fair Value   $          238,400           1,025,000
          Percent of Net Assets               0.17%               0.64%

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Foreign Currency Translation

          The accounting records of the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.      INVESTMENT ADVISORY AGREEMENT

        The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, LLC, serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .80% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio, .95% of the average daily net assets of the INVESCO Small-Cap Growth and Mid-Cap Portfolios, and 1.00% of the average net assets of the International Equity, INVESCO ADR, and INVESCO Balanced Portfolios. However, Great-West pays any expenses which exceed an annual rate, including management fees, of 1.50%, 1.10%, 1.10%, and .95% of the average daily net assets of the International Equity, INVESCO Small-Cap Growth, Mid-Cap, and T. Rowe Price Equity/Income Portfolios, respectively. Effective March 1, 1996, the investment advisor agreed to pay any expenses which exceed an annual rate, including management fees of 1.30% of the average net assets of the INVESCO ADR Portfolio, which changed from the 1.50% rate which was effective for the first two months of 1996.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1998:


                                     INVESCO
                           InternationalINVESCO     INVESCO     Small-Cap                  T. Rowe
                                                                                            Price
                            Equity        ADR       Balanced     Growth      Mid-Cap     Equity/Income
                           Portfolio   Portfolio   Portfolio    Portfolio   Portfolio     Portfolio
                           ----------  ----------  -----------  ----------  -----------  ------------



        Gross            $ 38,145,890$ 5,873,280 $ 15,524,722 $ 12,474,200$ 65,981,166 $  34,290,712
        appreciation

        Gross              18,887,563  1,063,409   1,711,461    4,821,211   2,574,370      4,242,844
        depreciation
                           ----------  ----------  -----------  ----------  -----------  ------------
        Net unrealized
        appreciation     $ 19,258,327$ 4,809,871 $ 13,813,261 $ 7,652,989 $ 63,406,796 $  30,047,868
                           ==========  ==========  ===========  ==========  ===========  ============



 5.     FORWARD FOREIGN CURRENCY CONTRACTS

        The following forward foreign currency contracts were held at June 30, 1998:

        MID-CAP PORTFOLIO

                                                                                Net
                                                                                Unrealized
                                      Delivery             Settlement           Gain
                                        Value                                     (Loss)
            Contracts Sold              (Local                Date                (USD)
                                      Currency)
         ---------------------      --------------     -------------------      -----------

             British Pound           3,090,000           July 10, 1998       $   (138,171)
             British Pound           1,500,000          August 14, 1998          (48,610)
             British Pound           4,800,000          October 7, 1998          (12,326)
             British Pound           1,500,000         November 11, 1998         (22,199)
                                                                                -----------

                                                                             $   (221,306)
                                                                                ===========

                                         MAXIM SERIES FUND, INC.

                            Financial Statements and Financial Highlights for
                               The Six Months Ended June 30, 1998 and 1997

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT
                                                                              GRADE                   SHORT-TERM     SMALL-CAP
                                                 FOREIGN       GROWTH      CORPORATE      MIDCAP      MATURITY      AGGRESSIVE
                                      BLUE         EQUITY       INDEX         BOND         GROWTH        BOND          GROWTH
                                        CHIP
                                      PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                      ---------  -----------  -----------  ------------   ----------  ------------   -----------
ASSETS:
Investments at value:
    Short-term investments          $ 10,263,30$   933,000               $    699,000   $ 9,124,626 $  2,487,000   $ 12,554,835
    Bonds                             5,248,647  6,419,944                 116,056,871                95,320,867
    Common stocks                     92,485,848 65,803,519 $ 218,397,415                 96,131,012                 132,009,343
    Preferred stocks                             1,091,137
                                      ---------  -----------  -----------  ------------   ----------  ------------   -----------
       Total investments
(cost$101,819,318; $72,998,639;
 $156,018,349;                       107,997,799 74,247,600   218,397,415  116,755,871    105,255,638  97,807,867     144,564,178
 $115,709,620; $93,248,585;
$97,216,416; $136,438,102)

Cash                                                579,911       335,149                     14,101       11,423       404,266
Dividends and interest receivable       345,117     371,912       191,597    1,962,925        27,520    1,555,192       237,738
Subscriptions receivable                193,952      24,671       438,509                    586,359      567,261
Receivables for securities sold       11,506,073  2,616,616                  3,499,546     6,795,814    1,872,000     7,821,495
                                      ---------   -----------  -----------  ------------   ----------  ------------   -----------
       Total assets                   120,042,941 77,840,710   219,362,670  122,218,342    112,679,432 101,813,743    153,027,677

LIABILITIES:
Due to GW Capital Management            108,039     92,904       110,269       62,311        90,532       51,543       135,946
Redemptions payable                                                            54,564                                  134,271
Payables for securities purchased     10,862,495 4,620,487         3,419    3,511,247     6,833,537    2,486,577     8,770,195
                                      ---------  -----------  -----------  ------------   ----------  ------------   -----------
       Total liabilities              10,970,534 4,713,391       113,688    3,628,122     6,924,069    2,538,120     9,040,412
                                      ---------  -----------  -----------  ------------   ----------  ------------   -----------

NET ASSETS                          $ 109,072,407 $773,127,319 $ 219,248,982 $118,590,220 $105,755,363 $99,275,623   $143,987,265
                                      =========    ===========  ===========  ============   ========== ============   ===========

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value    $  9,511,504   $ 7,281,817  $  9,913,966 $  9,208,893   $ 8,248,851 $  9,758,767   $ 9,258,385
  Additional paid-in capital         86,103,952    61,928,747   139,308,057   108,946,770   83,373,191  88,804,547     113,714,107
  Net unrealized appreciation
on                                    6,202,611     2,794,845    62,379,066    1,046,251    12,007,053     591,451     8,126,076
investments
Undistributed (overdistributed)
net                                    (5,246)        17,582       5,661       97,278      (103,340)      61,507       695,178
investment income
  Accumulated net short-term
realized                             7,283,716      3,653,465     (62,306)   (1,619,842)    2,229,608       50,134     2,946,129
gain (loss) on investments
  Accumulated net long-term
realized gain                       (1,003,253)   7,704,538      910,870                                    9,217     9,247,390
(loss) on investments
  Net unrealized (depreciation)
on translation of
assets and liabilities
denominated in                        (24,130)   (1,545,884)
foreign currencies
                                     ---------   -----------  -----------  ------------   ----------  ------------   -----------

NET ASSETS                        $ 109,072,407 $773,127,319 $ 219,248,982 $118,590,220  $105,755,363 $99,275,623   $143,987,265
                                      =========  ===========  ===========  ============   ==========  ============   ===========

NET ASSET VALUE PER OUTSTANDING SHARE $  1.146$    1.0042 $     2.2115 $      1.2878  $     1.2821$     1.0173          $1.5552
                                       =========  ===========  ===========  ============   ==========  ============     ========

SHARES OF CAPITAL STOCK:
  Authorized                         200,000,000  200,000,000  200,000,000   200,000,000  100,000,000  200,000,000    200,000,000
  Outstanding                         95,115,035   72,818,167   99,139,666   92,088,928     82,488,506  97,587,670     92,583,854

See notes to financial statements.
                                                                          (Continued)




MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                   U.S.
                                                GOVERNMENT
                                                 MORTGAGE          VALUE
                                                SECURITIES         INDEX
                                                PORTFOLIO        PORTFOLIO
                                               -------------    ------------
ASSETS:
Investments at value:
    Short-term investments                   $  15,760,668
    Bonds                                      160,393,374
    Common stocks                                            $  289,465,359
    Preferred stocks
                                               -------------    ------------
        Total investments (cost                176,154,042      289,465,359
$171,752,524; $214,726,703)


Cash                                                                 48,627
Dividends and interest receivable                  972,806          434,798
Subscriptions receivable                           269,991          226,955
Receivables for securities sold                  5,467,676
                                               -------------    ------------
       Total assets                            182,864,515      290,175,739

LIABILITIES:
Due to GW Capital Management                        87,096          150,350
Redemptions payable
Payables for securities purchased               15,896,975
                                               -------------    ------------
       Total liabilities                        15,984,071          150,350
                                               -------------    ------------

NET ASSETS                                   $ 166,880,444   $  290,025,389
                                               =============    ============

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value              $  14,164,240   $   14,459,104
  Additional paid-in capital                   150,610,513      189,627,924
  Net unrealized appreciation on investments     4,401,518       74,738,656
  Undistributed net investment income              303,986            9,681
  Accumulated net short-term realized gain         594,496          341,358
on investments
  Accumulated net long-term realized gain       (3,194,309)      10,848,666
(loss) on investments
  Net unrealized (depreciation) on
translation of
    assets and liabilities denominated in
foreign currencies
                                               -------------    ------------

NET ASSETS                                   $ 166,880,444   $  290,025,389
                                               =============    ============

NET ASSET VALUE PER OUTSTANDING SHARE        $      1.1782   $      2.0058
                                               =============    ============

SHARES OF CAPITAL STOCK:
  Authorized                                   200,000,000      200,000,000
  Outstanding                                  141,642,398      144,591,041

See notes to financial statements.                     (Concluded)





MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT
                                                                           GRADE                    SHORT-TERM     SMALL-CAP
                                                 FOREIGN      GROWTH     CORPORATE       MIDCAP      MATURITY     AGGRESSIVE
                                     BLUE CHIP    EQUITY      INDEX         BOND         GROWTH        BOND         GROWTH
                                     PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------
INVESTMENT INCOME:
    Interest                       $   594,918 $   371,999$    60,282  $  3,611,502 $   237,572     2,606,422       682,347
    Dividends                          868,917     567,777    823,495                   110,631                   1,034,994
    Less:  Foreign
     withholding tax                   (21,863)   (199,724)                                (427)                       (187)
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------
        Total income                 1,441,972     740,052    883,777     3,611,502     347,776     2,606,422     1,717,154

EXPENSES:
    Salaries                             4,457       4,457                                4,457                       4,457
    Legal and SEC fees                  23,174         729                               13,599                      24,819
    Directors' fees                        547         374                                  445                         933
    Auditing fees                        2,500       9,250                                2,500                       2,500
    Investment
     administration                    33,530      58,972                               31,921                      30,413
    Bank and custodial
     fees                              18,840      50,639                               27,588                      20,568
    Other expenses                       8,776      12,423                                6,659                      13,601
    Management fee                     506,701     344,556    569,697       340,714     396,248       256,895       906,620
                                     ----------  ---------  -----------  -----------  ------------
                                                                                                   ------------- -------------
        Total expenses                 598,525     481,400    569,697       340,714     483,417       256,895     1,003,911
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------

    Less amount reimbursed
     by GW Capital                    15,819       1,729                               67,357                       3,600
Management
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------

       Net expenses                    582,706     479,671    569,697       340,714     416,060       256,895     1,000,311
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------

NET INVESTMENT
INCOME (LOSS)                         859,266     260,381    314,080     3,270,788     (68,284)    2,349,527       716,843
                                     ----------  ---------  -----------  -----------  ------------ ------------- -------------

REALIZED AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS:
  Net short-term realized gain on investments   7,753,173   2,968,982     79,019       307,521   2,290,213      57,703     2,986,316
  Net long-term realized gain on investments                    3,619  7,794,118       169,001                   1,647     9,249,003
  Change in net unrealized appreciation         3,628,323     701,523  25,449,152     (228,867)  8,568,359    146,563    (7,887,916)
(depreciation) on investments
  Change in net unrealized appreciation on
translation of assets and
    liabilities denominated in foreign             24,407   1,190,689
currencies
                                                ----------  ---------  -----------  -----------  ------------ ------------- -------

  Net change in realized and unrealized         11,405,903  4,864,813  33,322,289      247,655   10,858,572   205,913   4,347,403
appreciation on investments
                                                ----------  ---------  -----------  -----------  ------------ ------------- --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $ 12,265,169$ 5,125,194$ 33,636,369 $  3,518,443 $ 10,790,288    2,555,440     5,064,246
                                           ==========  =========  ===========  ===========  ============ ============= =============

See notes to financial statements.
                                                                              (Continued)




MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                           U.S.
                                                        GOVERNMENT
                                                         MORTGAGE          VALUE
                                                        SECURITIES         INDEX
                                                        PORTFOLIO        PORTFOLIO
                                                       ------------     ------------
INVESTMENT INCOME:
    Interest                                        $   5,358,998   $       74,638
    Dividends                                                            2,802,367
    Less:  Foreign withholding tax                                            (279)
                                                       ------------     ------------
        Total income                                    5,358,998        2,876,726

EXPENSES:
    Salaries
    Legal and SEC fees
    Directors' fees
    Auditing fees
    Investment administration
    Bank and custodial fees
    Other expenses
    Management fee                                        479,240          812,068
                                                       ------------     ------------
        Total expenses                                    479,240          812,068
                                                       ------------     ------------

    Less amount reimbursed by GW Capital Management
                                                       ------------     ------------

       Net expenses                                       479,240          812,068
                                                       ------------     ------------

NET INVESTMENT INCOME                                   4,879,758        2,064,658
                                                       ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net short-term realized gain on investments             445,074          360,072
  Net long-term realized gain on investments              115,307       10,997,426
  Change in net unrealized appreciation                  (221,843)      15,578,983
(depreciation) on investments
  Change in net unrealized appreciation on
translation of
     assets and liabilities denominated in foreign
currencies
                                                       ------------     ------------

  Net change in realized and unrealized                   338,538       26,936,481
appreciation on investments
                                                       ------------     ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $   5,218,296   $   29,001,139
                                                       ============     ============




See notes to financial statements.                                                                       (Concluded)







MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
----------------------------------------------------------------------------------------------------------------------------------

                                                        FOREIGN                                          INVESTMENT GRADE
                                   BLUE CHIP            EQUITY                 GROWTH INDEX               CORPORATE BOND
                                   PORTFOLIO           PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                   ----------   ------------------------  ------------------------   -------------------------
                                     1998          1998        1997          1998         1997          1998          1997
                                   ----------   ----------- ------------  ------------ -----------   ------------  -----------
INCREASE  (DECREASE) IN  NET
ASSETS:                                (A)

OPERATIONS:
  Net investment income (loss)    $   859,266 $    260,381     105,522   $    314,080      305,231 $   3,270,788  $ 3,154,791
  Net  short-term  realized
gain (loss) on                      7,753,173    2,968,982      (4,833)        79,019       85,578       307,521     (222,378)
investments
  Net    long-term    realized
    gain   on                                       3,619   2,556,736      7,794,118    3,029,357       169,001      139,190
investments  Change  in  net
  unrealized  appreciation
(depreciation)
     on investments                 3,628,323      701,523    (776,986)    25,449,152   15,672,782      (228,867)    (397,178)
  Change in net unrealized
appreciation on
translation of assets
  and   liabilities
denominated   in                      24,407    1,190,689   1,648,668
foreign currencies
                                    ----------   ----------- ------------  ------------ -----------   ------------  -----------
 Net   increase   in   net
 assets                            12,265,169   5,125,194   3,529,107     33,636,369   19,092,948     3,518,443    2,674,425
resulting from operations
                                    ----------   ----------- ------------  ------------ -----------   ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From  net   investment
income  and  net                   (868,731)    (242,799)                  (308,054)    (311,284)   (3,317,287)   (3,099,830)
short-term realized gains
From net long-term realized
gains                                                                      (118,459)
                                    ----------   ----------- ------------  ------------ -----------   ------------  -----------
Total distributions                (868,731)    (242,799)          0       (426,513)    (311,284)   (3,317,287)   (3,099,830)
                                    ----------   ----------- ------------  ------------ -----------   ------------  -----------

SHARE TRANSACTIONS:
Net proceeds from sales of
shares                             9,613,946    10,828,590  14,463,269    39,703,840   31,145,525     9,933,447    9,166,284
Reinvestment of distributions        868,731      242,799                    426,513      311,284     3,317,287    3,099,830
Cost of shares redeemed           (7,013,600)  (7,501,237) (2,374,597)   (17,066,987)   (603,641)   (9,737,630)   (5,787,957)
                                   ----------   ----------- ------------  ------------ -----------   ------------  -----------
Net increase in net assets
  resulting                        3,469,077    3,570,152   12,088,672    23,063,366   30,853,168     3,513,104    6,478,157
from share transactions
                                   ----------   ----------- ------------  ------------ -----------   ------------  -----------

Total increase in net assets      14,865,515   8,452,547   15,617,779    56,273,222   49,634,832     3,714,260    6,052,752

NET ASSETS:
  Beginning of period          94,206,892   64,674,772  80,106,459    162,975,760  83,743,210    114,875,960   100,722,152
                                  ==========   =========== ============  ============ ===========   ============  ===========
  End of period              $ 109,072,40$  73,127,319  95,724,238  $ 219,248,982  133,378,042$  118,590,220 $ 106,774,904
                                  ==========   =========== ============  ============ ===========   ============  ===========

OTHER INFORMATION:

SHARES:
  Sold                            8,707,790    10,431,918  13,987,223    19,313,501   19,439,134     7,649,199    7,182,635
  Issued in reinvestment
of distributions                   759,797      244,654                    197,298      175,993     2,584,555    2,456,165
  Redeemed                       (6,462,389)  (7,572,958) (2,293,725)   (8,433,041)    (381,117)   (7,499,074)   (4,530,091)
                                 -----------
                                              ==========   =========== ============  ============  ============  ===========

      Net increase                 3,005,198    3,103,614   11,693,498    11,077,758   19,234,010     2,734,680    5,108,709
                                  ==========   =========== ============  ============ ===========   ============  ===========

(A) The portfolio commenced operations on July 1, 1997

See notes to financial statements.                                               (Continued)






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                   -----------------------

                                                                 --
                           MIDCAP                                                        U.S. GOVERNMENT
                                                                 --
                          GROWTH      SHORT-TERM MATURITY     SMALL-CAP AGGRESSIVE    MORTGAGE SECURITIES          VALUE INDEX
                                                                 --
                         PORTFOLIO       BOND PORTFOLIO          GROWTH PORTFOLIO           PORTFOLIO                PORTFOLIO
                        -----------                          ----------------------- -----------------------
                                           ----------------------               ----------                           ---------------
                           1998        1998        1997         1998        1997       1998         1997         1998       1997
                        -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------
INCREASE  (DECREASE) IN    (A)
ASSETS:

OPERATIONS:
  Net investment
income                   (68,284) $ 2,349,527 $ 1,213,929 $   716,843  $   467,876  4,879,758 $  4,674,004 $  2,064,658 $1,493,277
(loss)
  Net short-term
realized               2,290,213       57,703      (3,475)  2,986,316    4,836,900    445,074       7,881       360,072    202,822
gain (loss) on
investments
  Net long-term
realized                   1,647        (941)  9,249,003    1,903,520    115,307      27,952     10,997,426 4,404,934
gain (loss) on
investments
  Change in net
unrealized
appreciation
(depreciation) on      8,568,359      146,563      10,222   (7,887,916)  6,954,511   (221,843)    215,677     15,578,983 18,681,505
investments
  Change in net
unrealized
appreciation
on translation of
assets and
liabilities
enominated in foreign
currencies
                     -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------
Net increase in net
assets
 resulting from        10,790,288   2,555,440   1,219,735   5,064,246    14,162,807 5,218,296    4,925,514    29,001,139 24,782,538
operations
                      -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment
income and  net
short-term realized    (294,457)   (2,317,675) (1,190,958) (1,050,891)             (4,656,718)  (4,322,743)  (2,172,435)(1,500,197)
gains
From net long-term                                          (983,021)                                         (419,816)
realized gains                                                                                           ----------
                      -----------  ----------  ----------  -----------  ----------              ----------   ---------- ----------
Total distributions      (294,457)   (2,317,675) (1,190,958) (2,033,912)          0  (4,656,718)  (4,322,743)  (2,592,251)(1,500,197
                      -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------

SHARE TRANSACTIONS:
  Net proceeds from
sales                 42,251,387   25,427,092  12,725,524  17,149,858   45,623,600 14,682,459   11,386,565   51,569,767 40,603,553
of shares
  Reinvestment of        294,457    2,317,675   1,190,958   2,033,912               4,656,718    4,322,743    2,592,251  1,500,197
distributions
  Cost of shares
redeemed              (3,990,609)  (7,074,454) (3,797,141) (61,549,474)  (919,275) (15,204,697) (5,892,468)  (27,967,321)(875,765)
                      -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------
    Net increase
(decrease) in net
assets
resulting
     from share        38,555,235   20,670,313  10,119,341  (42,365,704) 44,704,325 4,134,480    9,816,840    26,194,697 41,227,985
transactions
                      -----------  ----------  ----------  -----------  ---------- ----------   ----------   ---------- ----------

Total increase         49,051,066   20,908,078  10,148,118  (39,335,370) 58,867,132 4,696,058    10,419,611   52,603,585 64,510,326
(decrease) in net
assets

NET ASSETS:
Beginning of period    56,704,297   78,367,545  39,503,114  183,322,635  79,944,926 162,184,386  138,465,908  237,421,804122,283,026
                      -----------
                                   ==========  ==========  ===========  ========== ==========   ==========   ========== ==========
  End of period     $ 105,755,363$ 99,275,623$ 49,651,232$ 143,987,265$ 138,812,058 166,880,444 148,885,519  290,025,389 186,793,352
                      ===========  ==========  ==========  ===========  ========== ==========   ==========   ========== ==========

OTHER INFORMATION:

SHARES:
  Sold                 34,394,759   24,885,220  12,611,195  10,795,410   32,013,629 12,383,619   9,869,162    26,851,189 26,092,360
Issued in
reinvestment              244,194    2,282,884   1,187,018   1,276,497               3,966,185    3,772,016    1,310,247    884,510
of distributions
  Redeemed            (3,380,666)  (6,910,969) (3,752,801) (39,184,001)  (652,745) (12,823,178) (5,093,372)  (14,481,671)(562,591)
                      -----------  ----------
                                                ==========  ===========  ========== ==========   ==========   ========== ==========
Net increase          31,258,287   20,257,135  10,045,412  (27,112,094) 31,360,884 3,526,626    8,547,806    13,679,765 26,414,279
(decrease)
                     ===========  ==========  ==========  ===========  ========== ==========   ==========   ========== ==========

(A) The portfolio commenced operations on July 1, 1997. See notes to financial statements.
                                                           (Concluded)




MAXIM SERIES FUND, INC.

BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and December 31, 1997 is as follows:

                                                                   Six Months Ended          Period Ended
                                                                       June 30,              December 31,
                                                                         1998                    1997
                                                                   ------------------      ------------------
                                                                                                  (A)
Net Asset Value, Beginning of Period                             $        1.0228         $       1.0000

Income From Investment Operations

Net investment income                                                     0.0091                 0.0089
Net short-term realized gain                                              0.0815                (0.0051)
Net long-term realized and unrealized gain                                0.0425                 0.0279
                                                                   ------------------      ------------------

Total Income (Loss) From Investment Operations                            0.1331                 0.0317

Less Distributions

From net investment income and net short-term realized gains             (0.0092)               (0.0089)

From net long-term realized gains
                                                                   ------------------      ------------------

Total Distributions                                                      (0.0092)               (0.0089)
                                                                   ------------------      ------------------

Net Asset Value, End of Period                                   $        1.1467         $       1.0228
                                                                   ==================      ==================

Total Return                                                             27.74%*                 3.17%

Net Assets, End of Period                                        $    109,072,407        $    94,206,892

Average Commission Rate Paid Per Share Bought or Sold            $         0.0695        $       0.0598

Ratio of Expenses to Average Net Assets#                                   1.15%*                1.14%*

Ratio of Net Investment Income to Average Net Assets                       1.70%*                1.78% *

Portfolio Turnover Rate                                                  148.68%               111.45%


(A) The portfolio commenced operations on July 1, 1997.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                 (Continued)







MAXIM SERIES FUND, INC.

FOREIGN EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                           Six Months
                                           Ended June                  Year Ended December 31,
                                              30,
                                                         ----------------------------------------------------
                                              1998          1997         1996         1995          1994
                                          -------------  -----------  ------------ ------------  ------------
                                                                                                     (A)
Net Asset Value, Beginning of Period    $      0.9277  $     1.0580 $      0.9871       0.9515 $     1.0000

Income From Investment Operations

Net investment income (loss)                   0.0035       (0.0017)       0.0041       0.0073      (0.0019)
Net short-term realized gain                   0.0408        0.0078
Net long-term realized and unrealized
  gain (loss)                                  0.0355       (0.0671)       0.0709       0.0398      (0.0466)
                                          -------------  -----------  ------------ ------------  ------------

Total Income (Loss) From Investment
   Operations                                  0.0798       (0.0610)       0.0750       0.0471      (0.0485)

Less Distributions

From net short-term realized gains            (0.0033)      (0.0208)
From net long-term realized gains                           (0.0485)      (0.0041)     (0.0115)
                                          -------------  -----------  ------------ ------------  ------------

Total Distributions                           (0.0033)      (0.0693)      (0.0041)     (0.0115)      0.0000
                                          -------------  -----------  ------------ ------------  ------------

Net Asset Value, End of Period          $      1.0042  $     0.9277 $      1.0580       0.9871 $     0.9515
                                          =============  ===========  ============ ============  ============

Total Return                                  17.96%*       (5.69)%        7.61%        5.02%       (4.85)%

Net Assets, End of Period               $  73,127,319  $ 64,674,772 $ 80,106,459   64,403,868  $ 42,760,613

Average Commission Rate Paid
  per Share Bought or Sold              $      0.0327  $      0.0026$      0.0252

Ratio of Expenses to Average Net               1.39%*         1.33%        1.45%        1.50%        1.50%*
Assets#

Ratio of Net Investment Income to
  Average Net Assets                           0.76%*        (0.23)%       0.41%        0.69%       (1.26)%*

Portfolio Turnover Rate                       72.84%        200.82%       75.65%      119.98%       19.85%


(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:



                                       Six Months
                                       Ended June                    Year Ended December 31,
                                           30,
                                                      -------------------------------------------------------
                                          1998           1997          1996           1995          1994
                                      --------------  ------------  ------------   ------------  ------------

Net Asset Value, Beginning of Period     1.8507     $   1.4852    $     1.3459  $      1.0120  $     1.0064

Income From Investment Operations

Net investment income                    0.0032         0.0085          0.0114         0.0127        0.0133
Net short-term realized gain             0.0008         0.0044          0.0084         0.0038
Net long-term realized and               0.3612         0.4197          0.2767         0.3394        0.0056
unrealized gain
                                      --------------  ------------  ------------   ------------  ------------

Total Income From Investment             0.3652         0.4326          0.2965         0.3559        0.0189
Operations

Less Distributions

From net investment income and
net short-term realized gains           (0.0031)       (0.0137)        (0.0198)       (0.0165)      (0.0133)

From net long-term realized gains       (0.0013)       (0.0534)        (0.1374)       (0.0055)
                                      --------------  ------------  ------------   ------------  ------------

Total Distributions                     (0.0044)       (0.0671)        (0.1572)       (0.0220)      (0.0133)
                                      --------------  ------------  ------------   ------------  ------------

Net Asset Value, End of Period           2.2115     $   1.8507    $     1.4852  $      1.3459  $     1.0120
                                      ==============  ============  ============   ============  ============

Total Return                             43.38%*        29.26%         22.10%         35.29%         1.93%

Net Assets, End of Period              219,248,982  $ 162,975,760 $  83,743,210 $   43,515,299 $  14,171,307

Average Commission Rate Paid
Per Share Bought or Sold                 0.0332     $   0.0264    $     0.0358

Ratio of Expenses to Average Net         0.60%*          0.60%          0.60%          0.60%         0.60%
Assets

Ratio of Net Investment Income
to Average Net Assets                    0.33%*          0.54%          0.83%          1.15%         1.57%

Portfolio Turnover Rate                   9.69%         21.52%         41.55%         17.90%        18.50%

*Annualized



                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

INVESTMENT GRADE CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                 Six Months
                               Ended June 30,                 Year Ended December 31,
                                               -------------------------------------------------------
                                    1998           1997          1996         1995           1994
                               --------------- -------------  -----------  ------------  -------------

Net Asset Value,             $     1.2856         1.2774    $    1.3161  $    1.2019   $     1.3090
Beginning of Period

Income From Investment
Operations

Net investment income              0.0384         0.0769         0.0777       0.0794         0.0665
Net short-term realized            0.0033        (0.0071)                     0.0022
gain (loss)
Net long-term realized and
  unrealized gain (loss)          (0.0021)        0.0152        (0.0387)      0.1142        (0.1071)
                               --------------- -------------  -----------  ------------  -------------

Total Income (Loss) From
Investment Operations              0.0396         0.0850         0.0390       0.1958        (0.0406)

Less Distributions

From net investment income
and
  net short-term realized         (0.0374)       (0.0768)       (0.0777)     (0.0816)       (0.0665)
gains

From net long-term
realized gains
                               --------------- -------------  -----------  ------------  -------------

Total Distributions               (0.0374)       (0.0768)       (0.0777)     (0.0816)       (0.0665)
                               --------------- -------------  -----------  ------------  -------------

Net Asset Value, End of      $     1.2878         1.2856    $    1.2774  $    1.3161   $     1.2019
Period
                               =============== =============  ===========  ============  =============

Total Return                       6.31%*         6.85%          3.14%       16.71%         (3.15)%

Net Assets, End of Period    $  118,590,220   $114,875,960  $ 100,722,152$  95,210,404 $  71,276,294

Ratio of Expenses
  to Average Net Assets            0.60%*         0.60%          0.60%        0.60%          0.60%

Ratio of Net Investment
Income
  to Average Net Assets            5.76%*         6.02%          6.08%        6.30%          5.37%

Portfolio Turnover Rate           33.28%        140.35%        118.50%      159.21%         51.66%

*Annualized

                                                                                          (Continued)




MAXIM SERIES FUND, INC.

MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                                         Six Months           Period Ended
                                                                            Ended             December 31,
                                                                          June 30,
                                                                            1998                  1997
                                                                       ----------------     -----------------
                                                                                                  (A)
Net Asset Value, Beginning of Period                                $       1.1069        $       1.0000

Income From Investment Operations

Net investment income (loss)                                               (0.0006)
Net short-term realized gain                                                0.0278                0.0062
Net long-term realized and unrealized gain                                  0.1532                0.1024
                                                                       ----------------     -----------------

Total Income (Loss) From Investment Operations                              0.1804                0.1086

Less Distributions

From net investment income and net short-term realized gains               (0.0052)              (0.0017)

From net long-term realized gains
                                                                       ----------------     -----------------

Total Distributions                                                        (0.0052)              (0.0017)
                                                                       ----------------     -----------------

Net Asset Value, End of Period                                      $       1.2821        $       1.1069
                                                                       ================     =================

Total Return                                                               35.32%*               10.86%

Net Assets, End of Period                                           $    105,755,363      $     56,704,297

Average Commission Rate Paid Per Share Bought or Sold               $       0.0501        $       0.0517

Ratio of Expenses to Average Net Assets#                                    1.05%*                1.05%*

Ratio of Net Investment Income to Average Net Assets                       (0.17)%*              (0.16)%*

Portfolio Turnover Rate                                                    27.02%                24.28%


(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.

                                                                                                 (Continued)






MAXIM SERIES FUND, INC.

SHORT-TERM MATURITY BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995 is as follows:


                                                    Six Months
                                                    Ended June              Year Ended December 31,
                                                       30,
                                                                   ------------------------------------------
                                                       1998            1997          1996           1995
                                                   -------------   ------------- -------------  -------------
                                                                                                    (A)
Net Asset Value, Beginning of Period             $     1.0134    $      1.0065        1.0092  $     1.0000

Income From Investment Operations

Net investment income                                  0.0270           0.0534        0.0489        0.0194
Net short-term realized gain                           0.0006           0.0009                      0.0013
Net long-term realized and unrealized gain             0.0028           0.0061       (0.0027)       0.0092
(loss)
                                                   -------------   ------------- -------------  -------------

Total Income From Investment Operations                0.0304           0.0604        0.0462        0.0299

Less Distributions

From net investment income and net
short-term realized gains                             (0.0265)         (0.0534)      (0.0489)      (0.0207)
From net long-term realized gains                                      (0.0001)
                                                   -------------   ------------- -------------  -------------

Total Distributions                                   (0.0265)         (0.0535)      (0.0489)      (0.0207)
                                                   -------------   ------------- -------------  -------------

Net Asset Value, End of Period                   $     1.0173    $      1.0134        1.0065  $     1.0092
                                                   =============   ============= =============  =============

Total Return                                           6.13%*           6.14%         4.70%         3.02%

Net Assets, End of Period                        $  99,275,623   $  78,367,545    39,503,114  $  15,618,670

Ratio of Expenses to Average Net Assets                0.60%*           0.60%         0.60%         0.53% *

Ratio of Net Investment Income to Average Net          5.48%*           5.47%         5.15%         4.61% *
Assets

Portfolio Turnover Rate                               15.00%           84.59%        51.71%        97.87%



(A) The portfolio commenced operations on August 1, 1995.

* Annualized

                                                                                                 (Continued)




MAXIM SERIES FUND, INC.

SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:

                                        Six Months
                                        Ended June                   Year Ended December 31,
                                            30,
                                                     ---------------------------------------------------------
                                                     --------------
                                           1998          1997           1996         1995            1994
                                       ---------------------------- ------------- ------------  ---------------
                                                                                                     (A)
Net Asset Value, Beginning of Period  $     1.5316        1.4028   $    1.1605   $    0.9755   $    1.0000

Income From Investment Operations

Net investment income (loss)                0.0077        0.0103        0.0091        0.0075       (0.0016)
Net short-term realized gain                0.0323        0.1307        0.0597        0.0878
Net long-term realized and
  unrealized gain (loss)                    0.0009        0.1966        0.2779        0.1962       (0.0229)
                                       ---------------------------- ------------- ------------  ---------------

Total Income (Loss) From Investment
Operations                                  0.0409        0.3376        0.3467        0.2915       (0.0245)

Less Distributions

From net investment income and net
short-term realized gains                  (0.0089)      (0.1524)      (0.0688)      (0.0945)

From net long-term realized gains          (0.0084)      (0.0564)      (0.0356)      (0.0120)
                                       ---------------------------- ------------- ------------  ---------------

Total Distributions                        (0.0173)      (0.2088)      (0.1044)      (0.1065)
                                       ---------------------------- ------------- ------------  ---------------

Net Asset Value, End of Period        $     1.5552  $     1.5316  $     1.4028   $    1.1605   $    0.9755
                                       ============================ ============= ============  ===============

Total Return                                5.37%        24.50%        30.09%        29.96%        (2.46)%

Net Assets, End of Period             $ 143,987,265 $ 183,322,635 $   79,944,926 $  28,594,611 $ 12,963,409

Average Commission Rate Paid
Per Share Bought or Sold              $     0.0527  $     0.0539  $     0.0573

Ratio of Expenses to Average Net            1.11%*        1.11%         1.26%         1.30%         1.26%*
Assets#

Ratio of Net Investment Income to
Average Net Assets                          0.79%*        0.89%         0.98%         0.65%        (1.08)%*

Portfolio Turnover Rate                    60.50%        93.28%        62.63%        99.48%         8.84%

(A) The portfolio commenced operations on November 1, 1994.

* Annualized

#  Percentage  is  shown  net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.

                                                                                                  (Continued)




MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, and 1994 is as follows:


                                        Six Months
                                      Ended June 30,                  Year Ended December 31,
                                                       -------------------------------------------------------
                                           1998           1997           1996           1995          1994
                                      ---------------  ------------   ------------   ------------   ----------

Net Asset Value, Beginning of       $      1.1743    $    1.1519    $    1.1786    $    1.0917    $    1.1813
Period

Income From Investment Operations

Net investment income                      0.0364         0.0745         0.0751         0.0781         0.0620
Net short-term realized gain               0.0031         0.0036
Net long-term realized and
  unrealized gain (loss)                  (0.0013)        0.0188        (0.0267)        0.0869        (0.0896)
                                      ---------------  ------------   ------------   ------------   ----------

Total Income (Loss) From
Investment Operations                      0.0382         0.0969         0.0484         0.1650        (0.0276)

Less Distributions

From net long-term investment             (0.0343)       (0.0745)       (0.0751)       (0.0781)       (0.0620)
income

From net realized gains
                                      ---------------  ------------   ------------   ------------   ----------

Total Distributions                       (0.0343)       (0.0745)       (0.0751)       (0.0781)       (0.0620)
                                      ---------------  ------------   ------------   ------------   ----------

Net Asset Value, End of Period      $      1.1782    $    1.1743    $    1.1519    $    1.1786    $    1.0917
                                      ===============  ============   ============   ============   ==========

Total Return                               6.67%*         8.64%          4.29%         15.55%         (2.34)%

Net Assets, End of Period           $  166,880,444   $ 162,184,386  $ 138,465,908  $ 129,549,680  $ 93,386,366

Ratio of Expenses to Average Net           0.60%*         0.60%          0.60%          0.60%          0.60%
Assets

Ratio of Net Investment Income
  to Average Net Assets                    6.11%*         6.44%          6.51%          6.84%          5.67%

Portfolio Turnover Rate                   20.17%         34.01%         94.63%        188.04%        331.42%




*Annualized
                                                                                              (Continued)





MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995 and 1994 is as follows:

                                        Six Months
                                      Ended June 30,                  Year Ended December 31,
                                                       ------------------------------------------------------
                                           1998           1997           1996         1995          1994
                                      ---------------  ------------  ------------- ------------  ------------

Net Asset Value, Beginning of Period       1.8136        1.4538    $      1.2623       0.9614  $      1.0118

Income From Investment Operations

Net investment income                      0.0144        0.0278           0.0298       0.0305         0.0253
Net short-term realized gain               0.0025        0.0111           0.0101       0.0054
Net long-term realized and
  unrealized gain (loss)                   0.1936        0.4520           0.2186       0.3144        (0.0504)
                                      ---------------  ------------  ------------- ------------  ------------

Total Income (Loss) From Investment
Operations                                 0.2105        0.4909           0.2585       0.3503        (0.0251)

Less Distributions

From net investment income and
  net short-term realized gains           (0.0152)      (0.0389)         (0.0399)     (0.0359)       (0.0253)

From net long-term realized gains         (0.0031)      (0.0922)         (0.0271)     (0.0135)
                                      ---------------  ------------  ------------- ------------  ------------

Total Distributions                       (0.0183)      (0.1311)         (0.0670)     (0.0494)       (0.0253)
                                      ---------------  ------------  ------------- ------------  ------------

Net Asset Value, End of Period             2.0058    $   1.8136    $      1.4538       1.2623  $      0.9614
                                      ===============  ============  ============= ============  ============

Total Return                              24.60%         34.08%          20.63%       36.80%         (2.49)%

Net Assets, End of Period              290,025,389   $ 237,421,804 $  122,283,026   65,183,898 $  25,610,474

Average Commission Rate Paid
  per Share Bought or Sold                 0.0319    $   0.0295    $      0.0377                          $

Ratio of Expenses to Average Net           0.60%*         0.60%           0.60%       0.60%           0.60%
Assets

Ratio of Net Investment Income
  to Average Net Assets                    1.52%*         1.83%           2.38%       2.87%           3.18%

Portfolio Turnover Rate                   13.35%         26.03%          16.31%      18.11%          16.88%

* Annualized

                                                                                                 (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1998 AND 1997
-------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Blue Chip, Foreign Equity, Growth Index, Investment Grade Corporate Bond, MidCap Growth, Short-Term Maturity Bond, Small-Cap Aggressive Growth, U.S. Government Mortgage Securities, and Value Index portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series Account of the Company to fund benefits under variable annuity contracts. The shares are sold at a price equal to the respective net asset value per share of each class of shares.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
Fund:

        Dividends

        Dividends from investment income of the Investment Grade Corporate Bond, Short-Term Maturity Bond, and the U.S. Government Mortgage Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Blue Chip, Growth Index, MidCap Growth, and the Value Index Portfolios are declared and reinvested semi-annually. Dividends from investment income of the Foreign Equity and Small-Cap Aggressive Growth are declared and reinvested annually. Dividends from capital gains of all portfolios are declared in the fiscal year in which they have been earned and are reinvested in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Blue Chip, Foreign Equity, Growth Index, MidCap Growth, Small-Cap Aggressive Growth, and Value Index Portfolios and specific lot selection for all other portfolios.

        The U.S. Government Mortgage Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. This liability was $8,018,110 at June 30. 1998, and was collateralized by securities of approximately the same value.

        Security Valuation

        Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

        The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1998 were as follows:


                                                 Investment Grade        Short-Term
                                  Foreign             Corporate            Maturity
                                   Equity
                                 Portfolio         Bond Portfolio       Bond Portfolio
                              ----------------   -------------------    ----------------

   Aggregate Cost          $     2,490,528     $     12,536,801      $    3,993,960
   Aggregate Fair Value    $     2,200,073     $     12,207,427      $    4,001,900
   Percent of Net Assets             3.01%               10.29%               4.03%

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Foreign Currency Translations

        The accounting records of the Blue Chip and Foreign Equity Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S.
        dollars at the exchange rate on the dates of the transactions.

        The Blue Chip and Foreign Equity Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Blue Chip and Foreign Equity Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1998, the Investment Grade Corporate Bond, Maxim Blue Chip and U.S. Government Mortgage Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $1,185,494, $289,905 and $3,160,465, respectively, which expire between 2002 and 2004.

3.      INVESTMENT ADVISORY AGREEMENT

        The Fund had entered into an investment advisory agreement with Great-West through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, LLC., serves as investment advisor. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, U.S. Government Mortgage Securities Portfolio, and Value Index Portfolio and 1.00% of the average daily net assets of the Blue Chip Portfolio, Foreign Equity Portfolio, MidCap Growth Portfolio, and Small-Cap Aggressive Growth Portfolio. However, the investment advisor shall pay any expenses of the Fund which exceed an annual rate, including management fees, of 1.15%, 1.50%, 1.10% and 1.30% of the average daily net assets of the Blue Chip, Foreign Equity, MidCap Growth and Small-Cap Aggressive Growth Portfolios, respectively.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1998:

                                                                                           Net
                                                         Gross         Gross            Unrealized
                                                      Appreciation     Depreciation    Appreciation

          Blue Chip Portfolio                      $   7,519,850   $    1,341,369  $     6,178,481

          Foreign Equity Portfolio                     6,026,897        4,777,936       1,248,961

          Growth Index Portfolio                      66,963,914        4,584,848       62,379,066

          Investment Grade Corporate Bond              1,514,683          468,432        1,046,251
          Portfolio

          MidCap Growth Portfolio                     15,689,169        3,682,116       12,007,053

          Short-Term Maturity Bond Portfolio             616,598           25,147          591,451

          Small-Cap Aggressive Growth Portfolio       16,353,287        8,227,211        8,126,076

          U.S. Government Mortgage Securities          4,637,407          235,889        4,401,518
          Portfolio

          Value Index Portfolio                       77,774,464        3,035,808       74,738,656

                                        MAXIM SERIES FUND, INC.

                             Financial Statements and Financial Highlights
                                For the Six Months Ended June 30, 1998

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      MODERATELY        MODERATELY
                                                     AGGRESSIVE     CONSERVATIVE      MODERATE        AGGRESSIVE       CONSERVATIVE
                                                      PROFILE         PROFILE         PROFILE          PROFILE           PROFILE
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                    ------------   ---------------  -------------   ---------------   --------------
ASSETS:

Investment in shares of Maxim Series Fund, Inc.
at value:
  Bond Portfolio                                                $    1,531,600                                     $
  Corporate Bond Portfolio                                           2,274,608         1,385,409        1,440,715       1,231,961
  International Equity Portfolio                 $      409,965                                           918,480
  INVESCO ADR Portfolio                                 645,581                        1,391,437          964,461       1,235,482
  MidCap Portfolio                                      679,090                                         1,013,834
  MidCap Growth Portfolio                               651,946                        1,405,262          973,298         833,075
  Short-Term Maturity Bond Portfolio                                 5,326,931         1,390,165                        2,060,657
  Small-Cap Index Portfolio                             415,062
  Small-Cap Value Portfolio                             431,091                          928,705          965,460
  Stock Index Portfolio                                 648,738      2,288,474           932,208        1,453,361       1,242,959
  T. Rowe Price Equity/Income Portfolio                 418,645      1,474,746           902,268          937,865         801,916
  U.S. Government Securities Portfolio                               2,288,187                                            825,889
  Value Index Portfolio                                                                  915,132          951,187
                                                    ------------   ---------------  -------------   ---------------   --------------
        Total assets (cost $4,223,069;                4,300,118     15,184,546         9,250,586        9,618,661       8,231,939
$15,269,616; $9,137,668;
             $9,437,438; $8,182,734)

LIABILITIES:
  Due to GW Capital Management                            3,060         11,014             6,638            7,617           5,661
                                                    ------------   ---------------  -------------   ---------------   --------------

NET ASSETS                                        $   4,297,058  $  15,173,532    $    9,243,948  $     9,611,044   $   8,226,278
                                                    ============   ===============  =============   ===============   ==============

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value                   $     404,320  $   1,449,722    $      880,546  $       899,652   $     778,410
  Additional paid-in capital                          3,816,836     13,703,788         8,210,144        8,447,543       7,349,682
  Net unrealized appreciation (depreciation) on          77,049        (85,070)          112,918          181,223          49,205
investments
  Overdistributed net investment income                    (121)          (419)             (259)            (272)           (226)
  Accumulated net short-term realized gain               (5,955)       100,072            33,467           66,879          45,852
(loss) on investments
  Accumulated net long-term realized gain on              4,929          5,439             7,132           16,019           3,355
investments
                                                    ------------   ---------------  -------------   ---------------   --------------
NET ASSETS                                        $   4,297,058  $  15,173,532    $    9,243,948  $     9,611,044   $   8,226,278
                                                    ============   ===============  =============   ===============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE             $       1.0628 $      1.0467    $       1.0498  $        1.0683   $      1.0568
                                                    ============   ===============  =============   ===============   ==============

SHARES OF CAPITAL STOCK:
  Authorized                                        100,000,000    100,000,000       100,000,000      100,000,000     100,000,000
  Outstanding                                         4,043,202     14,497,220         8,805,459        8,996,524       7,784,098

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         MODERATELY       MODERATELY
                                                        AGGRESSIVE     CONSERVATIVE       MODERATE       AGGRESSIVE     CONSERVATIVE
                                                          PROFILE        PROFILE          PROFILE         PROFILE           PROFILE
                                                         PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                       -------------  ---------------   -------------  ---------------  ------------
INVESTMENT INCOME:
     Income distributions received                   $      7,487   $    253,852     $     87,155    $    67,634      $    101,730
                                                       -------------  ---------------   -------------  ---------------  ------------
        Total income                                        7,487        253,852           87,155         67,634           101,730

EXPENSES:
     Management fee                                         2,767         10,934            6,313          7,034             5,424
                                                       -------------  ---------------   -------------  ---------------  ------------

NET INVESTMENT INCOME:                                      4,720        242,918           80,842         60,600            96,306
                                                       -------------  ---------------   -------------  ---------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net short-term realized gain (loss) on investments         (1,731)        96,764           30,810         62,261            42,713
Short-term capital gain distributions received              1,580          3,298            4,485          5,144             3,141
Long-term capital gain distributions received               4,929          5,439            7,132         16,019             3,355
Change in net unrealized appreciation (depreciation)
on investments                                            127,630        (80,268)         167,526        267,182            66,426
                                                       -------------  ---------------   -------------  ---------------  ------------
        Net change in realized and unrealized             132,408         25,233          209,953        350,606           115,635
appreciation
                                                       -------------  ---------------   -------------  ---------------  ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    137,128   $    268,151     $    290,795    $   411,206      $    211,941
                                                       =============  ===============   =============  ===============  ============



See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MODERATELY        MODERATELY
                                                      AGGRESSIVE     CONSERVATIVE       MODERATE        AGGRESSIVE      CONSERVATIVE
                                                       PROFILE         PROFILE           PROFILE          PROFILE          PROFILE
                                                      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    --------------
                                                                    ---------------   --------------  ----------------  ------------
                                                         1998            1998             1998             1998              1998
                                                    --------------  ---------------   --------------  ----------------  ------------
                                                         (A)              (A)              (A)              (A)              (A)
INCREASE IN NET ASSETS:

OPERATIONS:
    Net investment income                         $      4,720    $    242,918      $     80,842    $     60,600      $     96,306
    Net short-term realized gain (loss) on              (1,731)         96,764            30,810          62,261            42,713
investments
    Short-term capital gain distributions                1,580           3,298             4,485           5,144             3,141
received
    Long-term capital gain distributions received        4,929           5,439             7,132          16,019             3,355
    Change in net unrealized appreciation              127,630         (80,268)          167,526         267,182            66,426
(depreciation) on investments
                                                    --------------  ---------------   --------------  ----------------  ------------
        Net increase in net assets resulting           137,128         268,151           290,795         411,206           211,941
from operations

DISTRIBUTIONS:
    From net investment income and net                  (5,589)       (243,759)          (81,094)        (61,056)          (97,589)
short-term realized gains
    From net long-term realized gains
                                                    --------------  ---------------   --------------  ----------------  ------------
         Total distributions                            (5,589)       (243,759)          (81,094)        (61,056)          (97,589)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                3,537,752      15,483,962         8,018,635       7,610,503         7,568,961
    Reinvestment of distributions                        5,589         243,759            81,094          61,056            97,589
    Cost of shares redeemed                            (75,256)       (846,997)         (109,563)        (41,634)          (89,599)
                                                    --------------  ---------------   --------------  ----------------  ------------
       Net increase in net assets resulting from     3,468,085      14,880,724         7,990,166       7,629,925         7,576,951
share transactions
                                                    --------------  ---------------   --------------  ----------------  ------------

       Total increase in net assets                  3,599,624      14,905,116         8,199,867       7,980,075         7,691,303

NET ASSETS:
    Beginning of  period                               697,434         268,416         1,044,081       1,630,969           534,975
                                                    --------------  ---------------   --------------  ----------------  ------------
    End of period                                 $  4,297,058    $ 15,173,532      $  9,243,948    $  9,611,044      $  8,226,278
                                                    ==============  ===============   ==============  ================  ============

OTHER INFORMATION:

SHARES:
    Sold                                             3,376,924      14,811,541         7,752,736       7,292,879         7,236,287
    Issued in reinvestment of distributions              5,306         232,959            77,329          57,238            92,426
    Redeemed                                           (72,796)       (813,360)         (105,275)        (39,177)          (84,521)
                                                    --------------  ---------------   --------------  ----------------  ------------

       Net increase                                  3,309,434      14,231,140         7,724,790       7,310,940         7,244,192
                                                    ==============  ===============   ==============  ================  ============

See notes to financial statements.

(A) The portfolios commenced operations on September 9, 1997.




MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                              Six Months Ended       Period Ended
                                                               June 30, 1998         December 31,
                                                                                         1997
                                                              -----------------    -----------------
                                                                                         (A)
Net Asset Value, Beginning of Period                       $         0.9505     $       1.0000

Income From Investment Operations

      Net investment income                                          0.0093             0.0047

      Capital gain distributions received                            0.0016             0.0712
                                                              -----------------    -----------------

         Total distributions received                                0.0109             0.0759

      Net realized and unrealized (loss) on investments              0.1033            (0.0432)
                                                              -----------------    -----------------

         Total from Investment Operations                            0.1142             0.0327
                                                              -----------------    -----------------

   Less Distributions

      From net investment income and net short-term                 (0.0019)           (0.0127)
realized gains

      From net realized long-term gains                                                (0.0695)
                                                              -----------------    -----------------

         Total Distributions                                        (0.0019)           (0.0822)
                                                              -----------------    -----------------


Net Asset Value, End of Period                             $         1.0628     $       0.9505
                                                              =================    =================

Total Return                                                        25.48%*             3.31%

Net Assets, End of Period                                  $     4,297,058      $     697,434

Ratio of Expenses to Average Net Assets                              0.25% *            0.25% *

Ratio of Net Investment Income to Average Net Assets                 0.43% *            2.38% *

Portfolio Turnover Rate                                             26.94%             59.90%



(A) The portfolio commenced operations on September 9, 1997. * Annualized

                                                                                        (Continued)




MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                              Six Months Ended       Period Ended
                                                               June 30, 1998         December 31,
                                                                                         1997
                                                                                         (A)
Net Asset Value, Beginning of Period                       $         1.0088     $       1.0000

  Income From Investment Operations

      Net investment income                                          0.0169             0.0145

      Capital gain distributions received                            0.0006             0.0121
                                                              -----------------    -----------------

         Total distributions received                                0.0175             0.0266

      Net realized and unrealized gain on investments                0.0374             0.0094
                                                              -----------------    -----------------

         Total from Investment Operations                            0.0549             0.0360
                                                              -----------------    -----------------

   Less Distributions

      From net investment income and net short-term                 (0.0170)           (0.0159)
realized gains

      From net long-term realized gains                                                (0.0113)
                                                              -----------------    -----------------

         Total Distributions                                        (0.0170)           (0.0272)
                                                              -----------------    -----------------


Net Asset Value, End of Period                             $         1.0467     $       1.0088
                                                              =================    =================

Total Return                                                        11.18%*             3.60%

Net Assets, End of Period                                  $     15,173,532     $     268,416

Ratio of Expenses to Average Net Assets                              0.25% *            0.25% *

Ratio of Net Investment Income to Average Net Assets                 5.85% *            8.83% *

Portfolio Turnover Rate                                             37.48%             25.56%



(A) The portfolio commenced operations on September 9, 1997.
*     Annualized

                                                                                        (Continued)





MAXIM SERIES FUND, INC.

MODERATE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                              Six Months Ended       Period Ended
                                                               June 30, 1998         December 31,
                                                                                         1997
                                                                                         (A)
Net Asset Value, Beginning of Period                       $         0.9661     $       1.0000

Income From Investment Operations

      Net investment income                                          0.0093             0.0090

      Capital gain distributions received                            0.0013             0.0477
                                                              -----------------    -----------------

         Total distributions received                                0.0106             0.0567

      Net realized and unrealized (loss) on investments              0.0824            (0.0308)
                                                              -----------------    -----------------

         Total from Investment Operations                            0.0930             0.0259
                                                              -----------------    -----------------

   Less Distributions

      From net investment income and net short-term                 (0.0093)           (0.0144)
realized gains

      From net long-term realized gains                                                (0.0454)
                                                              -----------------    -----------------

         Total Distributions                                        (0.0093)           (0.0598)
                                                              -----------------    -----------------

Net Asset Value, End of Period                             $         1.0498     $       0.9661
                                                              =================    =================

Total Return                                                        20.18%*             2.60%

Net Assets, End of Period                                  $     9,243,948      $   1,044,081

Ratio of Expenses to Average Net Assets                              0.25% *            0.25% *

Ratio of Net Investment Income to Average Net Assets                 3.20% *            5.51% *

Portfolio Turnover Rate                                             30.34%             31.39%


(A) The portfolio commenced operations on September 9, 1997. * Annualized

                                                                    (Continued)





MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                             Six Months Ended        Period Ended
                                                              June 30, 1998          December 31,
                                                                                         1997
                                                             -----------------
                                                                                   -----------------
                                                                                         (A)
Net Asset Value, Beginning of Period                      $         0.9676      $       1.0000

  Income From Investment Operations

      Net investment income                                         0.0093              0.0075

      Capital gain distributions received                           0.0024              0.0568
                                                             -----------------     -----------------

         Total distributions received                               0.0117              0.0643

      Net realized and unrealized (loss) on investments             0.0959             (0.0279)
                                                             -----------------     -----------------

         Total from Investment Operations                           0.1076              0.0364
                                                             -----------------     -----------------

   Less Distributions

      From net investment income and net short-term                (0.0069)            (0.0141)
realized gains

      From net long-term realized gains                                                (0.0547)
                                                             -----------------     -----------------

         Total Distributions                                       (0.0069)            (0.0688)
                                                             -----------------     -----------------

Net Asset Value, End of Period                            $         1.0683      $       0.9676
                                                             =================     =================

Total Return                                                       23.48%*              3.66%

Net Assets, End of Period                                 $     9,611,044       $   1,630,969

Ratio of Expenses to Average Net Assets                             0.25% *             0.25% *

Ratio of Net Investment Income to Average Net Assets                2.15% *             4.19% *

Portfolio Turnover Rate                                            35.17%              41.30%



(A) The portfolio commenced operations on September 9, 1997. * Annualized

                                                                  (Continued)





MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------


Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1998 and the period ended December 31, 1997 is as follows:

                                                             Six Months Ended        Period Ended
                                                              June 30, 1998          December 31,
                                                                                         1997
                                                             -----------------
                                                                                   -----------------
                                                                                         (A)
Net Asset Value, Beginning of Period                      $         0.9909      $       1.0000

  Income from Investment Operations

      Net investment income                                         0.0127              0.0132

      Capital gain distributions received                           0.0008              0.0182
                                                             -----------------     -----------------

         Total distributions received                               0.0135              0.0314

      Net realized and unrealized (loss) on investments             0.0655             (0.0085)
                                                             -----------------     -----------------

         Total from Investment Operations                           0.0790              0.0229
                                                             -----------------     -----------------

   Less Distributions

      From net investment income and net short-term                (0.0131)            (0.0151)
realized gains

      From net long-term realized gains                                                (0.0169)
                                                             -----------------     -----------------

         Total Distributions                                       (0.0131)            (0.0320)
                                                             -----------------     -----------------

Net Asset Value, End of Period                            $         1.0568      $       0.9909
                                                             =================     =================

Total Return                                                       16.59%*              2.29%

Net Assets, End of Period                                 $     8,226,278       $     534,975

Ratio of Expenses to Average Net Assets                             0.25% *             0.25% *

Ratio of Net Investment Income to Average Net Assets                4.46% *             6.02% *

Portfolio Turnover Rate                                            40.50%              32.97%



(A) The portfolio commenced operations on September 9, 1997. * Annualized

                                                                   (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1998
-----------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981, as an open-end management investment company.
        Interests in the Aggressive Profile, Conservative Profile, Moderate Profile, Moderately Aggressive Profile, and Moderately Conservative Profile portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account of Great-West Life & Annuity Insurance Company (GWL&A) to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies issued by GWL&A. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
Fund:

        Dividends

        Dividends from investment income of the Portfolios shall be declared and reinvested semi-annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the respective Portfolio at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Security Valuation

        Investments in shares of Maxim Series Fund, Inc. are carried at fair value (i.e., net asset value).

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.


        Federal Income Taxes

        For federal income tax purposes, each Portfolio intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.      INVESTMENT ADVISORY AGREEMENT

        GW Capital Management, Inc. serves as investment advisor. As compensation for its services to the Fund for the Portfolios, the Investment Adviser will receive monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses for each of the underlying investments were: 0.60% of the average daily net assets of the Short-Term Maturity Bond, Bond, Small-Cap Index, Stock Index, U.S. Government Securities, and Value Index Portfolios; 0.90% of the average daily net assets of the Corporate Bond Portfolio; 1.05% of the average daily net assets of the MidCap Growth Portfolio; 1.10% of the average daily net assets of the MidCap Portfolio; 0.95% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio; 1.30% of the average daily net assets of the Maxim INVESCO ADR Portfolio; 1.35% of the average daily net assets of the Small-Cap Value Portfolio and 1.50% of the average daily net assets of the International Equity Portfolio.


4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1998:

                                                                     MODERATELY     MODERATELY
                         AGGRESSIVE     CONSERVATIVE    MODERATE     AGGRESSIVE    CONSERVATIVE
                          PROFILE         PROFILE       PROFILE       PROFILE        PROFILE
                         PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                         ------------  --------------- -----------  ------------- ---------------


         Gross             119,096         52,868       180,362   $   280,836    $   113,445
         appreciation

         Gross              42,047   $    137,938        67,444        99,613         64,240
         depreciation
                         ------------  --------------- -----------  ------------- ---------------

         Net
         unrealized
         appreciation       77,049   $    (85,070)      112,918   $   181,223    $    49,205
         (depreciation)
                         ============  =============== ===========  ============= ===============


5.      INVESTMENT IN SHARES OF MAXIM SERIES FUND, INC.

        Shares owned and related values at June 30, 1998 are as follows:

                                                              Shares               Value
             Aggressive Profile Portfolio
                 International Equity Portfolio              298,763            $  409,965
                 INVESCO ADR Portfolio                       379,833               645,581
                 MidCap Portfolio                            380,597               679,090
                 MidCap Growth Portfolio                     508,514               651,946
                 Small-Cap Index Portfolio                   313,751               415,062
                 Small-Cap Value Portfolio                   447,303               431,091
                 Stock Index Portfolio                       190,551               648,738
                 T. Rowe Price Equity/Income Portfolio       226,526               418,645
                                                                                ============
                                                                                $4,300,118
                                                                                ============








                                                                          Shares               Value
                       Conservative Profile Portfolio
                           Bond Portfolio                               1,256,557        $   1,531,600
                           Corporate Bond Portfolio                     1,902,011            2,274,608
                           Short-Term Maturity Bond Portfolio           5,236,359            5,326,931
                           Stock Index Portfolio                          672,183            2,288,474
                           T. Rowe Price Equity/Income Portfolio          797,974            1,474,746
                           U.S. Government Securities Portfolio         2,093,439            2,288,187
                                                                                            =============
                                                                                         $  15,184,546
                                                                                            =============


                                                              Shares              Value
          Moderate Profile Portfolio
                Corporate Bond Portfolio                    1,158,469       $   1,385,409
                INVESCO ADR Portfolio                         818,663           1,391,437
                MidCap Growth Portfolio                     1,096,095           1,405,262
                Short-Term Maturity Bond Portfolio          1,366,529           1,390,165
                Small-Cap Value Portfolio                     963,630             928,705
                Stock Index Portfolio                         273,813             932,208
                T. Rowe Price Equity/Income Portfolio         488,211             902,268
                Value Index Portfolio                         456,235             915,132
                                                                               ============
                                                                            $   9,250,586
                                                                               ============


                                                            Shares               Value
          Moderately Aggressive Profile Portfolio
                Corporate Bond Portfolio                  1,204,716        $   1,440,715
                International Equity Portfolio              669,346              918,480
                INVESCO ADR Portfolio                       567,448              964,461
                MidCap Portfolio                            568,205            1,013,834
                MidCap Growth Portfolio                     759,166              973,298
                Small Cap Value Portfolio                 1,001,767              965,460
                Stock Index Portfolio                       426,889            1,453,361
                T. Rowe Price Equity/Income Portfolio       507,472              937,865
                Value Index Portfolio                       474,211              951,187
                                                                              ============
                                                                           $   9,618,661
                                                                              ============


                                                             Shares               Value
          Moderately Conservative Portfolio
               Corporate Bond Portfolio                    1,030,156        $   1,231,961
               INVESCO ADR Portfolio                         726,906            1,235,482
               MidCap Growth Portfolio                       649,793              833,075
               Short-Term Maturity Bond Portfolio          2,025,621            2,060,657
               Stock Index Portfolio                         365,089            1,242,959
               T. Rowe Price Equity/Income Portfolio         433,911              801,916
               U.S. Government Securities Portfolio          755,598              825,889
                                                                               ------------
                                                                            $   8,231,939
                                                                               ============

The Maxim Series Fund

Foreign Equity Portfolio

BONDS

ARGENTINA --- 1.4%

MFTG - INDUSTRIAL PRODS
    300,000 Multicanal SA#                                               279,000
            10.500% April 15, 2018
    760,000 Perez Companc SA#                                            773,832
            8.125% July 15, 2007
                                                                      $1,052,832

TOTAL ARGENTINA --- 1.4%                                              $1,052,832

BRAZIL --- 0.7%

FINANCIAL SERVICES
    798,182 Brazil - C Bond                                              503,134
            4.500% April 15, 2014
                                                                        $503,134

TOTAL BRAZIL --- 0.7%                                                   $503,134

EUROPEAN COMMUNITY --- 1.4%

FINANCIAL SERVICES
     75,000 Pindo Deli Fin Mauritius                                      44,250
            Yankee Notes
            10.875% October 1, 2027
     75,000 Pindo Deli Fin Mauritius#                                     50,156
            Bond
            11.750% October 1, 2017
                                                                         $94,406

MFTG - INDUSTRIAL PRODS
  1,200,000 Samsung Electronics                                          960,000
            2.469% December 31, 2007
                                                                        $960,000

TOTAL EUROPEAN COMMUNITY --- 1.4%                                     $1,054,406

GLOBAL --- 1.1%

FOREIGN GOVERNMENTS
    500,000 Republic of Korea                                            452,225
            8.875% April 15, 2008
    425,000 Venezuela                                                    328,313
            Debentures
            9.250% September 15, 2027
                                                                        $780,538

TOTAL GLOBAL --- 1.1%                                                   $780,538

HONG KONG --- 1.5%

FOREIGN BANKS
  1,500,000 Bangkok Bank Public Co Ltd#                                1,097,085
            Subordinated Notes
            8.375% January 15, 2027
                                                                      $1,097,085

TOTAL HONG KONG --- 1.5%                                              $1,097,085

MEXICO --- 1.3%

INDUSTRIAL PRODS & SVCS
  1,020,000 Petroleos Mexicanos                                          948,600
            9.500% September 15, 2027
                                                                        $948,600

TOTAL MEXICO --- 1.3%                                                   $948,600

THAILAND --- 0.4%

ELECTRONICS - HIGH TECH
    360,000 Total Access Communication                                   273,600
            Convertible
            2.000% May 31, 2006
                                                                        $273,600

TOTAL THAILAND --- 0.4%                                                 $273,600

UNITED STATES --- 1.0%

MFTG - CONSUMER PRODS
    400,000 Pohang Iron & Steel Co                                       323,804
            6.625% July 1, 2003
    500,000 Pohang Iron & Steel Co                                       385,945
            7.125% November 1, 2006
                                                                        $709,749

TOTAL UNITED STATES --- 1.0%                                            $709,749

TOTAL BONDS --- 8.6%                                                  $6,419,944
(Cost $7,005,063)

COMMON STOCK

AUSTRALIA --- 2.5%

CONSTRUCTION
    111,000 Leighton Holdings Ltd                                        389,491
                                                                        $389,491

HOLDING & INVEST OFFICES
    269,000 Southcorp Holdings Ltd                                       782,829
                                                                        $782,829

OTHER TRANS SERVICES
     34,500 Brambles Industries Ltd                                      678,396
                                                                        $678,396

TOTAL AUSTRALIA --- 2.5%                                              $1,850,716

BRAZIL --- 0.3%

TELEPHONE
     28,435 Telec de Minas Gerais*                                         1,967
                                                                          $1,967

WATER
  1,985,000 Saneamento Basico de Sao Paulo                               236,866
                                                                        $236,866

TOTAL BRAZIL --- 0.3%                                                   $238,833

CANADA --- 8.1%

CANADIAN - FEDERAL
     10,900 Canadian National Railway Co                                 579,259
                                                                        $579,259

ELECTRONICS - HIGH TECH
     18,200 Northern Telecom Ltd                                       1,031,519
                                                                      $1,031,519

FOREIGN BANKS
     11,500 Royal Bank of Canada                                         691,641
                                                                        $691,641

MFTG - CONSUMER PRODS
     53,000 Donohue Inc                                                1,197,587
                                                                      $1,197,587

MINING
      4,500 Potash Corporation of Saskatchewan Inc                       338,838
                                                                        $338,838

RETAIL TRADE
     64,000 Petro-Canada                                               1,026,436
                                                                      $1,026,436

TRANSPORTATION EQUIPMENT
     42,000 Bombardier Inc Series B                                    1,141,692
                                                                      $1,141,692

TOTAL CANADA --- 8.1%                                                 $6,006,972

DENMARK --- 6.8%

CONSUMER SERVICES
     20,000 Sophus Berendsen Series B                                    829,948
                                                                        $829,948

FINANCIAL SERVICES
     12,850 Unidanmark A/S                                             1,156,292
                                                                      $1,156,292

INSURANCE
      3,960 Codan Forsikring                                             547,766
     54,125 Tryg Baltica Forsikring                                    1,473,722
                                                                      $2,021,488

MFTG - CONSUMER PRODS
     14,000 Carlsberg Series B*                                        1,019,234
                                                                      $1,019,234

TOTAL DENMARK --- 6.8%                                                $5,026,962

FRANCE --- 11.5%

CONSUMER SERVICES
      2,000 Comptoirs Modernes*                                        1,042,425
                                                                      $1,042,425

FOREIGN BANKS
     15,000 Banque Nationale de Paris                                  1,226,090
                                                                      $1,226,090

INSURANCE
      5,000 Axa UAP                                                      562,579
                                                                        $562,579

MFTG - CONSUMER PRODS
     18,600 Michelin (CGDE)*                                           1,074,095
                                                                      $1,074,095

MFTG - INDUSTRIAL PRODS
      6,412 L'Air Liquide                                              1,060,957
     10,000 Valeo SA*                                                  1,022,569
                                                                      $2,083,526

OIL & GAS
      9,500 Elf Aquitaine SA                                           1,336,124
                                                                      $1,336,124

RETAIL TRADE
      6,400 Compagnie de Saint Gobain                                  1,187,107
                                                                      $1,187,107

TOTAL FRANCE --- 11.5%                                                $8,511,946

GERMANY --- 9.0%

CONSUMER SERVICES
     46,000 Deutsche Lufthansa*                                        1,155,740
                                                                      $1,155,740

ELECTRIC
     21,500 Veba AG                                                    1,447,047
                                                                      $1,447,047

INSURANCE
      3,000 Allianz AG Holdings*                                         990,017
                                                                        $990,017

MFTG - CONSUMER PRODS
      3,600 Man AG Vorzugsaktien*                                        976,373
                                                                        $976,373

RETAIL TRADE
      1,225 Volkswagen AG                                              1,178,799
                                                                      $1,178,799

TRANSPORTATION EQUIPMENT
      9,800 Daimler-Benz AG*                                             964,781
                                                                        $964,781

TOTAL GERMANY --- 9.0%                                                $6,712,757

ITALY --- 7.4%

CREDIT INSTITUTIONS
    287,000 Credito Italiano                                           1,503,679
                                                                      $1,503,679

HOLDING & INVEST OFFICES
    280,000 Telecom Italia SpA RNC                                     1,356,644
                                                                      $1,356,644

INDUSTRIAL PRODS & SVCS
      3,890 Ericsson SpA*                                                230,640
                                                                        $230,640

OIL & GAS
    215,000 ENI                                                        1,410,332
    120,000 Edison SpA                                                   963,851
                                                                      $2,374,183

TOTAL ITALY --- 7.4%                                                  $5,465,146

JAPAN --- 8.4%

CONSUMER SERVICES
     74,000 Uny Co Ltd                                                 1,204,601
                                                                      $1,204,601

ELECTRONICS - HIGH TECH
     40,000 Canon Inc*                                                   911,590
      7,000 Nintendo Corp Ltd*                                           650,774
                                                                      $1,562,364

RETAIL TRADE
     20,000 FamilyMart                                                   763,999
                                                                        $763,999

SECURITIES & COMMODITIES
     80,000 Nomura Securities Co Ltd                                     934,742
                                                                        $934,742

TELEPHONE
        110 Nippon Telegraph & Telephone Corp*                           915,208
                                                                        $915,208

WHOLESALE TRADE -CONSUMER
     25,000 Fuji Photo Film                                              873,607
                                                                        $873,607

TOTAL JAPAN --- 8.4%                                                  $6,254,521

NETHERLANDS --- 7.5%

CONSUMER SERVICES
     36,300 Grolsch NV                                                   964,618
     10,500 Philips Electronics                                          883,569
                                                                      $1,848,187

FOREIGN BANKS
     25,000 ABN Amro Holding NV                                          585,601
                                                                        $585,601

HOLDING & INVEST OFFICES
     12,000 Fortis Amev NV*                                              703,312
                                                                        $703,312

MFTG - CONSUMER PRODS
     29,000 Hollandsche Beton Groep NV                                   605,088
                                                                        $605,088

TELEPHONE
     21,000 Kon Ptt Nederland                                            798,622
                                                                        $798,622

TRANSPORTATION
     21,000 TNT Post Group NV*                                           537,375
                                                                        $537,375

TRANSPORTATION EQUIPMENT
     15,000 Koninklijke Pakhoed NV                                       487,181
                                                                        $487,181

TOTAL NETHERLANDS --- 7.5%                                            $5,565,366

NEW ZEALAND --- 1.6%

AIR
    410,000 Air New Zealand Ltd                                          441,324
                                                                        $441,324

MFTG - CONSUMER PRODS
    924,550 Corporate Investments Ltd                                    374,997
                                                                        $374,997

MFTG - INDUSTRIAL PRODS
    297,800 Nuplex Industries Ltd                                        356,169
                                                                        $356,169

TOTAL NEW ZEALAND --- 1.6%                                            $1,172,490

PORTUGAL --- 3.5%

CONSTRUCTION
     70,000 Engil-SGPS                                                   796,239
                                                                        $796,239

ELECTRIC
     28,000 Electricidade de Portugal SA*                                651,558
                                                                        $651,558

TELEPHONE
     21,000 Portugal Telecom SA                                        1,114,128
                                                                      $1,114,128

TOTAL PORTUGAL --- 3.5%                                               $2,561,925

SPAIN --- 9.7%

CONSTRUCTION
     30,000 Fomento de Construcciones y Contraras SA*                  1,550,575
                                                                      $1,550,575

ELECTRIC
     75,000 Iberdrola SA                                               1,220,269
                                                                      $1,220,269

FOREIGN BANKS
     14,000 Banco Bilbao Vizcaya                                         719,942
     34,000 Banco Santander SA                                           871,994
                                                                      $1,591,936

MFTG - CONSUMER PRODS
      8,554 Azucarera Ebro Agricolas SA*                                 254,876
                                                                        $254,876

MFTG - INDUSTRIAL PRODS
      7,200 Acerinox SA                                                  960,690
                                                                        $960,690

OIL & GAS
     18,750 Repsol SA*                                                 1,035,268
                                                                      $1,035,268

RETAIL TRADE
     21,820 Ebro Agricolas                                               556,051
                                                                        $556,051

TOTAL SPAIN --- 9.7%                                                  $7,169,665

THAILAND --- 0.5%

ELECTRIC
    139,000 Electricity General Publishing Co*                           215,491
                                                                        $215,491

FINANCIAL SERVICES
     45,000 Industrial Finance Corporation of Thailand                     9,266
    350,000 Phatra Thanakit PLC*                                          31,479
                                                                         $40,745

FOREIGN BANKS
    160,000 Thai Farmers Bank PLC*                                       141,065
                                                                        $141,065

TOTAL THAILAND --- 0.5%                                                 $397,301

UNITED KINGDOM --- 11.9%

FOREIGN BANKS
     40,000 Lloyds TSB Group                                             560,017
                                                                        $560,017

INSURANCE
     50,000 Commercial Union                                             933,362
                                                                        $933,362

MFTG - CONSUMER PRODS
    358,334 FKI PLC*                                                   1,035,077
                                                                      $1,035,077

MFTG - INDUSTRIAL PRODS
    162,000 British Aerospace PLC*                                     1,241,556
    260,000 Rolls-Royce PLC*                                           1,074,452
                                                                      $2,316,008

RETAIL TRADE
     88,000 Anglian Water PLC                                          1,234,242
     92,000 Boots Co*                                                  1,525,371
     89,000 Scot & Newcastle                                           1,260,156
                                                                      $4,019,769

TOTAL UNITED KINGDOM --- 11.9%                                        $8,864,233

UNITED STATES --- 0.0%

COMMUNICATIONS
      1,100 Advanced Info Service                                          4,686
                                                                          $4,686

TOTAL UNITED STATES --- 0.0%                                              $4,686

TOTAL COMMON STOCK --- 88.6%                                         $65,803,519
(Cost $64,413,406)

PREFERRED STOCK

GERMANY --- 1.5%

MFTG - INDUSTRIAL PRODS
     10,960 Henkel KGAA                                                1,091,137
                                                                      $1,091,137

TOTAL GERMANY --- 1.5%                                                $1,091,137

TOTAL PREFERRED STOCK --- 1.5%                                        $1,091,137
(Cost $647,170)

SHORT-TERM INVESTMENTS

UNITED STATES --- 1.3%

SECURITIES & COMMODITIES
    933,000 Merrill Lynch & Co Inc                                       933,000
                                                                        $933,000

TOTAL UNITED STATES --- 1.3%                                            $933,000

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                   $933,000
(Cost $933,000)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%                            $74,247,600
(Cost $72,998,639)


The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

ARGENTINA --- 1.2%

OIL & GAS
     11,000 YPF SA Sponsored ADR                                         330,682
                                                                        $330,682

TOTAL ARGENTINA --- 1.2%                                                $330,682

AUSTRALIA --- 7.4%

COMMUNICATIONS
     20,000 News Corporation Ltd ADR                                     642,500
                                                                        $642,500

FOREIGN BANKS
     10,000 National Australia Bank Ltd ADR                              660,620
                                                                        $660,620

MFTG - INDUSTRIAL PRODS
     20,000 Amcor Ltd ADR                                                345,000
                                                                        $345,000

MINING
      8,000 Rio Tinto Ltd ADR                                            374,000
                                                                        $374,000

TOTAL AUSTRALIA --- 7.4%                                              $2,022,120

DENMARK --- 4.1%

FOREIGN BANKS
      6,000 Den Danske Bank Unsponsored ADR                              714,000
                                                                        $714,000

MFTG - INDUSTRIAL PRODS
      6,000 Novo-Nordisk AS ADR                                          412,872
                                                                        $412,872

TOTAL DENMARK --- 4.1%                                                $1,126,872

FRANCE --- 5.7%

MFTG - CONSUMER PRODS
     12,000 Groupe Danone ADR                                            660,000
                                                                        $660,000

OIL & GAS
      5,000 Total SA ADR                                                 326,875
                                                                        $326,875

SECURITIES & COMMODITIES
     14,000 Societe Generale Paris ADR                                   581,000
                                                                        $581,000

TOTAL FRANCE --- 5.7%                                                 $1,567,875

GERMANY --- 8.0%

FOREIGN BANKS
      7,000 Deutsche Bank Sponsored ADR                                  588,000
                                                                        $588,000

MFTG - INDUSTRIAL PRODS
     12,000 BASF AG ADR                                                  565,500
     10,000 Bayer AG ADR                                                 512,500
                                                                      $1,078,000

OIL & GAS
      9,000 RWE AG ADR                                                   518,625
                                                                        $518,625

TOTAL GERMANY --- 8.0%                                                $2,184,625

HONG KONG --- 2.2%

HOLDING & INVEST OFFICES
     65,000 CLP Holdings Ltd - Sponsored ADR                             284,375
                                                                        $284,375

REAL ESTATE
     75,000 Sun Hung Kai Properties Ltd ADR                              328,125
                                                                        $328,125

TOTAL HONG KONG --- 2.2%                                                $612,500

ITALY --- 4.5%

COMMUNICATIONS
      8,000 Telecom Italia SpA ADR*                                      588,000
                                                                        $588,000

FOREIGN BANKS
     10,000 Istituto Mobiliare Italiano SpA Sponsored ADR                476,875
                                                                        $476,875

OIL & GAS
      2,500 ENI SPA Sponsored ADR*                                       162,500
                                                                        $162,500

TOTAL ITALY --- 4.5%                                                  $1,227,375

JAPAN --- 10.8%

CONSUMER SERVICES
     40,000 Nintendo of America Inc ADR*                                 475,000
                                                                        $475,000

ELECTRONICS - HIGH TECH
     15,000 Canon Inc Sponsored ADR*                                     343,125
     17,000 Fuji Photo Film Company Ltd ADR                              587,554
      5,000 Hitachi Ltd ADR                                              322,500
      3,000 Kyocera Corp ADR                                             291,561
      2,000 Matsushita Electric Industries Co Ltd ADR                    321,500
                                                                      $1,866,240

MFTG - CONSUMER PRODS
      1,500 Dai Nippon Printing ADR                                      238,500
      4,000 Kirin Brewery Co Ltd ADR                                     382,000
                                                                        $620,500

TOTAL JAPAN --- 10.8%                                                 $2,961,740

MEXICO --- 1.3%

MFTG - INDUSTRIAL PRODS
     40,000 Cemex SA de CV ADR                                           345,000
                                                                        $345,000

TOTAL MEXICO --- 1.3%                                                   $345,000

NETHERLANDS --- 8.0%

FOREIGN BANKS
     16,000 ABN Amro Holding NV ADR                                      374,992
      9,000 ING Groep NV ADR                                             588,375
                                                                        $963,367

MFTG - CONSUMER PRODS
      7,000 Unilever NV ADR                                              552,559
                                                                        $552,559

MFTG - INDUSTRIAL PRODS
      6,000 Akzo Nobel NV ADR                                            665,250
                                                                        $665,250

TOTAL NETHERLANDS --- 8.0%                                            $2,181,176

NORWAY --- 1.9%

MFTG - INDUSTRIAL PRODS
     12,000 Norsk Hydro ASA ADR                                          529,500
                                                                        $529,500

TOTAL NORWAY --- 1.9%                                                   $529,500

SINGAPORE --- 1.6%

FOREIGN BANKS
     20,000 Development Bank of Singapore Ltd ADR                        440,000
                                                                        $440,000

TOTAL SINGAPORE --- 1.6%                                                $440,000

SPAIN --- 10.7%

ELECTRIC
     25,000 Endesa Sponsored ADR                                         540,625
                                                                        $540,625

FOREIGN BANKS
     10,000 Banco Santander SA ADR                                       506,870
                                                                        $506,870

OIL & GAS
     10,000 Repsol SA Sponsored ADR                                      550,000
                                                                        $550,000

TELEPHONE
     12,000 Portugal Telecom SA ADR                                      635,244
      5,000 Telefonica de Espana SA ADR                                  695,310
                                                                      $1,330,554

TOTAL SPAIN --- 10.7%                                                 $2,928,049

SWEDEN --- 3.8%

MFTG - INDUSTRIAL PRODS
     35,000 Astra AB ADR                                                 717,500
                                                                        $717,500

TRANSPORTATION
     11,000 Volvo AB Sponsored ADR-Rights                                325,182
                                                                        $325,182

TOTAL SWEDEN --- 3.8%                                                 $1,042,682

SWITZERLAND --- 5.1%

CONSUMER SERVICES
      9,000 Novartis AG ADR                                              745,875
                                                                        $745,875

MFTG - CONSUMER PRODS
      6,000 Nestle SA ADR                                                639,000
                                                                        $639,000

TOTAL SWITZERLAND --- 5.1%                                            $1,384,875

UNITED KINGDOM --- 20.3%

AIR
      5,000 British Airways PLC ADR                                      537,810
                                                                        $537,810

COMMUNICATIONS
     15,000 Carlton Communications PLC Sponsored ADR                     675,000
                                                                        $675,000

ELECTRIC
     10,000 PowerGen Sponsored PLC                                       563,750
                                                                        $563,750

FOREIGN BANKS
      3,000 HSBC Holdings PLC ADR                                        716,265
                                                                        $716,265

MFTG - CONSUMER PRODS
     60,000 Associated British Foods Ltd ADR                             570,000
     50,000 UniGate PLC ADR*                                             581,250
                                                                      $1,151,250

MFTG - INDUSTRIAL PRODS
     11,000 Glaxo Wellcome PLC ADR                                       657,932
                                                                        $657,932

OIL & GAS
     12,000 Shell Transport and Trading Co ADR                           508,500
                                                                        $508,500

TELEPHONE
      6,000 British Telecommunications PLC ADR                           741,000
                                                                        $741,000

TOTAL UNITED KINGDOM --- 20.3%                                        $5,551,507

TOTAL COMMON STOCK --- 96.6%                                         $26,436,578
(Cost $21,626,707)

SHORT-TERM INVESTMENTS

UNITED STATES --- 3.4%

SECURITIES & COMMODITIES
    918,000 Merrill Lynch & Co Inc                                       918,000
                                                                        $918,000

TOTAL UNITED STATES --- 3.4%                                            $918,000

TOTAL SHORT-TERM INVESTMENTS --- 3.4%                                   $918,000
(Cost $918,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                               $27,354,578
(Cost $22,544,707)


The Maxim Series Fund

International Equity Portfolio

COMMON STOCK

ARGENTINA --- 2.9%

OIL & GAS
     52,600 Perez Companc SA*                                            263,526
     47,700 Transportadora de Gas del Sur SA                             548,550
     36,600 YPF SA sponsored ADR                                       1,100,269
                                                                      $1,912,345

TELEPHONE
     44,400 Nortel Inversora*                                          1,104,450
     34,900 Telefonica De Argentina SA                                 1,132,051
                                                                      $2,236,501

TOTAL ARGENTINA --- 2.9%                                              $4,148,846

AUSTRALIA --- 3.1%

INSURANCE
    423,016 Gio Australia Holdings Ltd                                 1,087,723
    685,583 HIH Winterthur International Holdings Ltd                  1,212,402
                                                                      $2,300,125

MFTG - INDUSTRIAL PRODS
    339,300 Pioneer International Ltd                                    810,562
                                                                        $810,562

OIL & GAS
    404,681 WMC Ltd                                                    1,220,368
                                                                      $1,220,368

TOTAL AUSTRALIA --- 3.1%                                              $4,331,055

AUSTRIA --- 1.3%

ELECTRIC
      6,720 EVN-Energie Versorgung AG                                  1,006,729
                                                                      $1,006,729

MFTG - INDUSTRIAL PRODS
     13,300 Boehler-Uddeholm AG                                          879,677
                                                                        $879,677

TOTAL AUSTRIA --- 1.3%                                                $1,886,406

BERMUDA --- 1.5%

INSURANCE
     42,600 Partnerre Ltd                                              2,172,600
                                                                      $2,172,600

TOTAL BERMUDA --- 1.5%                                                $2,172,600

BRAZIL --- 3.1%

ELECTRIC
     53,100 Centrais Eletricas Brasileiras SA*                           769,950
      5,310 Centrais Geradoras ADR*                                       33,851
                                                                        $803,801

FOREIGN BANKS
    204,900 Banco Bradesco SA                                          1,690,425
                                                                      $1,690,425

MFTG - INDUSTRIAL PRODS
    183,300 Usinas Sideer Minas Gerais SA                                916,500
                                                                        $916,500

OIL & GAS
  5,217,400 Petroleo Brasileiro SA                                       969,945
                                                                        $969,945

TOTAL BRAZIL --- 3.1%                                                 $4,380,671

CANADA --- 2.3%

ELECTRONICS - HIGH TECH
     40,300 Newbridge Networks Corp*                                     964,661
                                                                        $964,661

OIL & GAS
     52,000 Renaissance Energy Ltd*                                      779,205
                                                                        $779,205

RETAIL TRADE
     84,900 Oshawa Group Ltd                                           1,528,950
                                                                      $1,528,950

TOTAL CANADA --- 2.3%                                                 $3,272,816

CHILE --- 0.3%

CONSUMER SERVICES
     12,100 Embotelladora Andina SA*                                     189,063
                                                                        $189,063

MFTG - INDUSTRIAL PRODS
     32,600 Madeco SA                                                    287,271
                                                                        $287,271

TOTAL CHILE --- 0.3%                                                    $476,334

DENMARK --- 2.8%

COMMUNICATIONS
     17,960 Tele Danmark A/S                                           1,725,942
      6,400 Tele Danmark A/S ADR                                         301,600
                                                                      $2,027,542

FINANCIAL SERVICES
     21,400 Unidanmark                                                 1,925,654
                                                                      $1,925,654

TOTAL DENMARK --- 2.8%                                                $3,953,196

ECUADOR --- 0.2%

MFTG - INDUSTRIAL PRODS
        200 La Cemento Nacional CA                                        32,000
      1,490 La Cemento Nacional GDR#                                     238,400
                                                                        $270,400

TOTAL ECUADOR --- 0.2%                                                  $270,400

FINLAND --- 3.0%

COMMUNICATIONS
     31,000 Nokia Oyj Series A*                                        2,283,740
                                                                      $2,283,740

MFTG - INDUSTRIAL PRODS
    148,900 Enso OY Class A                                            1,603,940
     38,500 Metsa-Serla OY Class B                                       372,544
                                                                      $1,976,484

TOTAL FINLAND --- 3.0%                                                $4,260,224

FRANCE --- 10.4%

ELECTRONICS - HIGH TECH
     10,800 Alcatel Alsthom*                                           2,199,815
                                                                      $2,199,815

FOREIGN BANKS
     28,738 Banque Nationale de Paris                                  2,349,026
                                                                      $2,349,026

INSURANCE
     23,682 Axa UAP                                                    2,664,597
                                                                      $2,664,597

MFTG - INDUSTRIAL PRODS
     12,055 Pechiney International SA Class A                            485,703
     30,803 Rhone-Poulenc SA                                           1,738,008
                                                                      $2,223,711

MINING
     24,100 Eramet SLN                                                   955,450
                                                                        $955,450

OIL & GAS
      9,249 Elf Aquitaine SA                                           1,300,822
     11,316 Total SA Series B                                          1,471,702
                                                                      $2,772,524

RETAIL TRADE
      8,000 Compagnie de Saint Gobain                                  1,483,884
                                                                      $1,483,884

TOTAL FRANCE --- 10.4%                                               $14,649,007

GERMANY --- 2.6%

ELECTRIC
     17,000 Veba AG                                                    1,144,176
                                                                      $1,144,176

FOREIGN BANKS
     20,800 Deutsche Bank AG                                           1,763,328
                                                                      $1,763,328

INSURANCE
      2,235 Muenchener Rueckversicherung*                                798,303
                                                                        $798,303

TOTAL GERMANY --- 2.6%                                                $3,705,807

HONG KONG --- 5.9%

COMMUNICATIONS
    544,500 Asia Satellite Telecom                                       899,535
     48,000 Television Broadcasts Ltd*                                   127,001
                                                                      $1,026,536

CONSUMER SERVICES
    851,000 Swire Pacific Ltd Series B                                   510,732
                                                                        $510,732

ELECTRIC
    360,000 Hong Kong Electric Holdings Ltd                            1,115,126
    124,000 Shandong Huaneng Power                                       666,500
                                                                      $1,781,626

HOLDING & INVEST OFFICES
     35,387 HSBC Holdings PLC                                            865,493
    120,000 Hutchison Whampoa Ltd                                        633,454
    233,474 Jardine Matheson Holdings Ltd                                630,380
     15,200 Jardine Matheson Holdings Ltd*                                41,021
  1,348,000 National Mutual Asia Ltd*                                    861,203
    932,000 Peregrine Investments Holdings Ltd                           517,243
    223,200 Yue Yuen Industrial Holdings                                 398,983
                                                                      $3,947,777

MFTG - INDUSTRIAL PRODS
  3,159,000 Chongqing Iron & Steel                                       293,557
                                                                        $293,557

REAL ESTATE
    155,900 Cheung Kong Holdings Ltd                                     766,622
                                                                        $766,622

TOTAL HONG KONG --- 5.9%                                              $8,326,850

ISRAEL --- 0.7%

CONSUMER SERVICES
     27,500 Teva Pharmaceutical Industries Ltd                           967,643
                                                                        $967,643

TOTAL ISRAEL --- 0.7%                                                   $967,643

ITALY --- 3.0%

COMMUNICATIONS
    159,144 Telecom Italia SpA                                         1,172,522
    400,000 Telecom Italia SpA RNC                                     1,938,063
                                                                      $3,110,585

MFTG - INDUSTRIAL PRODS
    255,380 Fiat SpA                                                   1,118,725
                                                                      $1,118,725

TOTAL ITALY --- 3.0%                                                  $4,229,310

JAPAN --- 3.1%

CONSTRUCTION
    122,400 Daito Trust Construction Co Ltd                              929,822
                                                                        $929,822

CONSUMER SERVICES
    222,000 Toei Co Ltd*                                                 701,881
                                                                        $701,881

ELECTRONICS - HIGH TECH
     64,000 Hitachi Ltd                                                  419,042
     14,200 Sony Corp                                                  1,227,681
                                                                      $1,646,723

MFTG - INDUSTRIAL PRODS
    144,000 Yamato Kogyo Co Ltd                                        1,062,654
                                                                      $1,062,654

TOTAL JAPAN --- 3.1%                                                  $4,341,080

MEXICO --- 2.2%

MFTG - CONSUMER PRODS
    176,100 Alfa SA de CV Series A                                       721,898
     74,200 Industrias Penoles                                           235,569
                                                                        $957,467

MFTG - INDUSTRIAL PRODS
    184,200 Desc SA de CV Series B                                       944,905
      1,842 Desc SA de CV Series C                                         9,131
                                                                        $954,036

TELEPHONE
     25,700 Telefonos de Mexico SA Sponsored ADR                       1,235,193
                                                                      $1,235,193

TOTAL MEXICO --- 2.2%                                                 $3,146,696

NETHERLANDS --- 7.7%

CONSUMER SERVICES
     72,100 New Holland NV                                             1,414,963
     26,000 Philips Electronics                                        2,187,884
                                                                      $3,602,847

FOREIGN BANKS
     28,430 ING Groep NV*                                                  1,009
     28,430 ING Groep NV                                               1,863,528
                                                                      $1,864,537

MFTG - INDUSTRIAL PRODS
      6,600 Akzo Nobel NV                                              1,468,688
     24,500 Ipsat International NV*                                      459,375
                                                                      $1,928,063

RETAIL TRADE
     17,681 Macintosh NV                                                 519,441
                                                                        $519,441

TELEPHONE
     34,723 Kon Ptt Nederland                                          1,320,503
                                                                      $1,320,503

TRANSPORTATION
     34,723 TNT Post Group NV*                                           888,537
                                                                        $888,537

TRANSPORTATION EQUIPMENT
     39,800 Koninklijke Nedlloyd NV                                      808,887
                                                                        $808,887

TOTAL NETHERLANDS --- 7.7%                                           $10,932,815

NEW ZEALAND --- 0.9%

AIR
    323,900 Air New Zealand Ltd                                          348,646
                                                                        $348,646

MFTG - INDUSTRIAL PRODS
    603,800 Carter Holt Harvey Ltd                                       527,480
    823,191 Fletcher Challenge Ltd                                       462,304
                                                                        $989,784

TOTAL NEW ZEALAND --- 0.9%                                            $1,338,430

NORWAY --- 1.2%

AIR
     72,900 Helikopter Service ASA                                       742,615
                                                                        $742,615

MFTG - INDUSTRIAL PRODS
     22,400 Norske Hydro AS                                              987,332
                                                                        $987,332

TOTAL NORWAY --- 1.2%                                                 $1,729,947

PHILIPPINES --- 0.4%

FOREIGN BANKS
    329,262 Philippine National Bank*                                    389,916
                                                                        $389,916

HOLDING & INVEST OFFICES
  6,076,770 Metro Pacific Corp*                                          138,108
                                                                        $138,108

TOTAL PHILIPPINES --- 0.4%                                              $528,024

SINGAPORE --- 0.1%

WHOLESALE TRADE -CONSUMER
    241,000 Inchcape Berhad                                              166,504
                                                                        $166,504

TOTAL SINGAPORE --- 0.1%                                                $166,504

SPAIN --- 4.1%

ELECTRIC
     35,480 Compania Sevillana de Electricidad                           391,801
     44,000 Endesa                                                       964,584
     78,200 Iberdrola SA                                               1,272,334
                                                                      $2,628,719

FOREIGN BANKS
      8,000 Banco Popular Espanol SA                                     683,743
                                                                        $683,743

OIL & GAS
     23,000 Repsol SA*                                                 1,269,929
                                                                      $1,269,929

TELEPHONE
     27,400 Telefonica de Espana                                       1,269,380
                                                                      $1,269,380

TOTAL SPAIN --- 4.1%                                                  $5,851,771

SWEDEN --- 6.3%

CONSUMER SERVICES
     25,066 Astra AB Series B                                            500,187
                                                                        $500,187

ELECTRIC
     80,800 ABB AB Series B                                            1,125,602
                                                                      $1,125,602

FOREIGN BANKS
     25,000 Svenska Handelsbanken Series A                             1,160,894
                                                                      $1,160,894

MFTG - INDUSTRIAL PRODS
     45,700 Assidomaen AB                                              1,330,623
     74,993 Granges AB                                                 1,374,119
     45,500 Sandvik AB                                                 1,250,565
     77,000 Stora Kopparbergs Series A                                 1,212,789
                                                                      $5,168,096

REAL ESTATE
     25,000 Fastighets AB Balder*                                         25,100
                                                                         $25,100

TRANSPORTATION
     30,400 Volvo Series B                                               906,124
                                                                        $906,124

TOTAL SWEDEN --- 6.3%                                                 $8,886,003

SWITZERLAND --- 7.9%

CONSUMER SERVICES
        400 Kuoni Reisenburo Holdings AG Class B                       1,989,695
        960 Novartis AG                                                1,600,634
      1,390 SGS Societe Generale de Surveillance Holding SA            2,360,741
                                                                      $5,951,070

ELECTRONICS - HIGH TECH
        830 SMH AG                                                       642,595
                                                                        $642,595

HOLDING & INVEST OFFICES
      5,500 CS Holding                                                 1,226,219
                                                                      $1,226,219

INSURANCE
      5,300 Zurich Versicherungs                                       3,389,087
                                                                      $3,389,087

TOTAL SWITZERLAND --- 7.9%                                           $11,208,971

UNITED KINGDOM --- 12.4%

CONSUMER SERVICES
    642,200 Medeva PLC                                                 1,822,878
                                                                      $1,822,878

ELECTRIC
    153,510 National Power PLC                                         1,445,620
                                                                      $1,445,620

MFTG - CONSUMER PRODS
     79,300 Safeway*                                                     519,698
    383,000 Storehouse PLC                                             1,592,343
                                                                      $2,112,041

MFTG - INDUSTRIAL PRODS
    289,400 BICC Group                                                   618,510
    319,555 BTR PLC                                                      997,943
    263,000 BTR PLC - Series B*                                          151,500
    483,400 British Steel                                              1,063,398
    274,570 Nycomed Amersham PLC*                                      2,043,945
    362,100 The Weir Group PLC                                         1,342,208
                                                                      $6,217,504

RETAIL TRADE
    270,000 Inchcape PLC                                                 852,048
    244,500 Lex Service PLC                                            2,020,796
                                                                      $2,872,844

TRANSPORTATION
    121,000 Peninsular & Oriental Steam Navigation Co                  1,743,551
                                                                      $1,743,551

TRANSPORTATION EQUIPMENT
    252,313 Transport Development Grp PLC*                             1,247,010
                                                                      $1,247,010

TOTAL UNITED KINGDOM --- 12.4%                                       $17,461,448

UNITED STATES --- 1.9%

INSURANCE
     55,800 Ace Ltd                                                    2,176,200
                                                                      $2,176,200

MFTG - INDUSTRIAL PRODS
     53,700 Industrial Credit & Inv Corp*                                490,426
                                                                        $490,426

TOTAL UNITED STATES --- 1.9%                                          $2,666,626

TOTAL COMMON STOCK --- 91.6%                                        $129,289,480
(Cost $111,313,670)

PREFERRED STOCK

AUSTRALIA --- 1.4%

MFTG - CONSUMER PRODS
    276,961 News Corp Ltd (vtg)                                        1,966,013
                                                                      $1,966,013

TOTAL AUSTRALIA --- 1.4%                                              $1,966,013

BRAZIL --- 1.2%

TELEPHONE
     14,950 Telecomunicacoes Brasileiras SA                            1,632,346
                                                                      $1,632,346

TOTAL BRAZIL --- 1.2%                                                 $1,632,346

TOTAL PREFERRED STOCK --- 2.6%                                        $3,598,359
(Cost $2,315,842)

SHORT-TERM INVESTMENTS

UNITED STATES --- 5.8%

ELECTRONICS - HIGH TECH
  1,000,000 General Electric Co                                          998,600
                                                                        $998,600

SECURITIES & COMMODITIES
  7,213,000 Merrill Lynch & Co Inc                                     7,213,000
                                                                      $7,213,000

TOTAL UNITED STATES --- 5.8%                                          $8,211,600

TOTAL SHORT-TERM INVESTMENTS --- 5.8%                                 $8,211,600
(Cost $8,211,600)

TOTAL INTERNATIONAL EQUITY PORTFOLIO --- 100.0%                     $141,099,439
(Cost $121,841,112)


The Maxim Series Fund

Blue Chip Portfolio

BONDS

ELECTRIC --- 0.2%
    247,000 Commonwealth Edison Co                                       262,568
            Notes
            7.625% January 15, 2007
                                                                        $262,568

GAS --- 0.2%
    247,000 Sonat Inc                                                    248,092
            6.625% February 1, 2008
                                                                        $248,092

U.S. GOVERNMENTS --- 4.4%
  3,900,000 United States of America                                   4,175,418
            Treasury Bonds
            6.250% August 15, 2023
    525,000 United States of America                                     562,569
            6.125% November 15, 2027
                                                                      $4,737,987

TOTAL BONDS --- 4.9%                                                  $5,248,647
(Cost $5,102,529)

COMMON STOCK

AGRICULTURE --- 2.2%
     48,100 Dole Food Company Inc                                      2,389,945
                                                                      $2,389,945

COMMUNICATIONS --- 3.4%
     20,500 AT&T Corp                                                  1,171,062
     16,800 Tele-Communications Inc*                                     645,742
     50,300 Univision Communications Inc*                              1,873,675
                                                                      $3,690,479

CONSUMER SERVICES --- 15.5%
     24,500 Allegiance Corp                                            1,255,625
     14,700 Becton Dickinson & Co                                      1,141,088
     22,375 Eli Lilly & Co                                             1,478,137
     51,200 Hilton Hotels Corp                                         1,459,200
     12,400 Johnson & Johnson                                            914,500
     10,400 Merck & Company Inc                                        1,391,000
      1,000 Novartis AG                                                1,667,327
     16,325 Schering AG                                                1,925,861
      9,025 Service Corporation International                            386,947
    132,275 Smithkline Beecham PLC                                     4,131,296
      6,200 Sony Corp*                                                   533,584
     13,800 St Jude Medical Inc*                                         508,006
                                                                     $16,792,571

CREDIT INSTITUTIONS --- 1.4%
     27,000 Firstar Corp                                               1,026,000
      9,000 Mercantile Bancorporation Inc                                453,375
                                                                      $1,479,375

ELECTRIC --- 4.1%
     35,725 Allegheny Energy Inc                                       1,076,216
     35,200 Baltimore Gas & Electric Co                                1,093,382
     65,400 Cinergy Corp                                               2,289,000
                                                                      $4,458,598

ELECTRONICS - HIGH TECH --- 4.4%
     17,800 General Electric Co                                        1,619,800
     10,100 Intel Corp                                                   748,662
     11,800 International Business Machines Corp                       1,354,782
     10,500 Sun Microsystems Inc*                                        456,088
     15,400 Thermo Electron Corp*                                        526,480
                                                                      $4,705,812

FORESTRY --- 0.4%
     11,000 International Paper Co                                       473,000
                                                                        $473,000

GAS --- 0.3%
      7,600 New Century Energies Inc                                     345,321
                                                                        $345,321

HOLDING & INVEST OFFICES --- 1.4%
     11,300 Chase Manhattan Corp                                         853,150
        300 Nestle SA                                                    643,282
                                                                      $1,496,432

INDUSTRIAL SERVICES --- 0.5%
      9,100 Computer Associates International Inc                        505,614
                                                                        $505,614

INSURANCE --- 9.3%
     11,625 Allstate Corp                                              1,064,408
     12,600 Chubb Capital Corp                                         1,012,725
     44,212 Marsh & McLennan Companies Inc                             2,672,041
     24,500 Travelers Group Inc                                        1,485,313
     67,100 Travelers Property Casualty Corp                           2,876,913
     22,850 WR Berkley Corp                                              915,417
                                                                     $10,026,817

MFTG - CONSUMER PRODS --- 8.2%
      9,100 Campbell Soup Co                                             483,438
     21,400 Coca-Cola Co                                               1,829,700
     12,400 Colgate-Palmolive Co                                       1,091,200
     10,600 Dean Foods Co                                                582,332
     43,700 Dial Corp                                                  1,133,447
      2,200 Hershey Foods Corp                                           151,800
      3,600 New York Times Co Class A                                    285,300
     20,175 Philip Morris Companies Inc                                  794,390
      6,100 Synthelabo                                                 1,029,519
      3,500 Time Warner Inc                                              299,029
      1,375 Tribune Co                                                    94,617
      6,200 Unilever NV ADR                                              489,409
      1,000 Washington Post Co Class B                                   576,000
                                                                      $8,840,181

MFTG - INDUSTRIAL PRODS --- 16.4%
      4,000 ARCO Chemical Co                                             229,500
     24,400 Abbott Laboratories                                          997,350
     41,400 Alza Corp                                                  1,790,550
     36,100 Bayer Ag                                                   1,870,072
     10,700 Dow Chemical Co                                            1,034,551
     12,000 EI DuPont De Nemours & Co                                    895,500
     35,950 Fort James Corp                                            1,599,775
     74,975 Glaxo Wellcome PLC                                         3,940,283
      6,900 Kimberly-Clark Corp                                          316,537
     14,600 Pfizer Inc                                                 1,586,830
     12,900 Warner-Lambert Co                                            894,938
     50,200 Westvaco Corp                                              1,418,150
     25,400 Zeneca Group*                                              1,090,795
                                                                     $17,664,831

MINING --- 2.3%
      7,300 DeBeers Centenary AG                                         127,750
     25,700 Homestake Mining Co                                          266,637
     21,700 Placer Dome Inc                                              254,975
     24,700 Potash Corporation of Saskatchewan Inc                     1,866,381
                                                                      $2,515,743

OIL & GAS --- 10.5%
     14,000 Amoco Corp                                                   582,750
     51,400 Atlantic Richfield Co                                      4,015,625
      3,800 Chevron Corp                                                 315,636
     35,100 Elf Aquitaine SA*                                          2,492,100
      9,200 Mobil Corp                                                   704,950
     30,800 Phillips Petroleum Co                                      1,484,159
      8,700 Texaco Inc                                                   519,277
     35,600 UnoCal Corp                                                1,272,700
                                                                     $11,387,197

RETAIL TRADE --- 0.5%
     11,400 Hannaford Brothers Co                                        501,600
                                                                        $501,600

TELEPHONE --- 2.3%
     11,700 Ameritech Corp                                               525,038
      9,800 Bell Atlantic Corp                                           447,125
     17,500 SBC Communications Inc                                       700,000
     18,200 US West Inc                                                  855,400
                                                                      $2,527,563

TRANSPORTATION EQUIPMENT --- 0.5%
      4,700 Lockheed Martin Corp                                         497,612
                                                                        $497,612

WHOLESALE TRADE -CONSUMER --- 2.0%
     20,700 Avery Dennison Corp                                        1,112,625
     11,800 Procter & Gamble Co                                        1,074,532
                                                                      $2,187,157

TOTAL COMMON STOCK --- 85.6%                                         $92,485,848
(Cost $86,453,485)

SHORT-TERM INVESTMENTS

MFTG - INDUSTRIAL PRODS --- 0.9%
  1,000,000 EI DuPont De Nemours & Co                                    990,304
                                                                        $990,304

SECURITIES & COMMODITIES --- 8.6%
  5,273,000 Merrill Lynch & Co Inc                                     5,273,000
  4,000,000 Morgan Stanley Group                                       4,000,000
                                                                      $9,273,000

TOTAL SHORT-TERM INVESTMENTS --- 9.5%                                $10,263,304
(Cost $10,263,304)

TOTAL BLUE CHIP PORTFOLIO --- 100.0%                                $107,997,799
(Cost $101,819,318)


The Maxim Series Fund

Bond Portfolio

BONDS

AIR --- 4.3%
  2,909,834 American Trans Air                                         3,004,695
            Pass Thru Certs 1996-1C
            7.820% March 26, 2004
                                                                      $3,004,695

CANADIAN - PROVINCIAL --- 4.4%
  3,000,000 Manitoba                                                   3,091,710
            Global Notes
            6.750% March 1, 2003
                                                                      $3,091,710

COMMUNICATIONS --- 5.0%
  1,500,000 Cable & Wireless Communications PLC                        1,501,260
            Yankee Notes
            6.375% March 6, 2003
  2,000,000 Tele-Communications Inc                                    2,014,700
            Global Notes
            6.375% May 1, 2003
                                                                      $3,515,960

CREDIT INSTITUTIONS --- 24.2%
  3,000,000 Associates Corp North America                              3,216,000
            Medium Term Notes
            7.240% August 15, 2006
  3,000,000 Countrywide Funding Corp                                   3,009,264
            Medium Term Notes
            6.280% January 15, 2003
  3,000,000 General Electric Capital Corp                              3,190,339
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  1,500,000 Greenpoint Bank                                            1,525,635
            Bank Notes
            6.700% July 15, 2002
  3,000,000 NationsBank Corp                                           3,036,660
            Senior Notes
            6.375% May 15, 2005
  3,000,000 Takefuji Corp#                                             3,069,300
            Senior Notes
            7.300% November 1, 2004
                                                                     $17,047,198

ELECTRIC --- 8.7%
  3,000,000 Gulf States Utilities Co                                   3,003,510
            First Mortgage Med Term Notes
            6.410% August 1, 2001
  3,000,000 Iberdrola International#                                   3,121,320
            Notes
            7.125% June 1, 2003
                                                                      $6,124,830

FOREIGN BANKS --- 8.2%
  3,000,000 Bayerische Landesbanken NY                                 3,037,922
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Export-Import Bank of Korea                                2,748,000
            Eurodollar Notes
            7.250% June 25, 2001
                                                                      $5,785,922

HIGHWAYS --- 4.2%
  3,000,000 Zhuhai Highway Company Ltd#                                2,954,250
            Senior Notes
            9.125% July 1, 2006
                                                                      $2,954,250

HOLDING & INVEST OFFICES --- 4.3%
  3,000,000 Credit Suisse First Boston#                                3,044,700
            Notes
            6.500% May 1, 2008
                                                                      $3,044,700

OIL & GAS --- 4.3%
  3,000,000 Occidental Petroleum Corp                                  3,003,000
            Mopprs Notes
            6.400% April 1, 2003
                                                                      $3,003,000

RAILROADS --- 4.5%
  3,000,000 National Rail Corp#                                        3,153,900
            Yankee Debentures
            7.470% August 8, 2010
                                                                      $3,153,900

REAL ESTATE --- 4.3%
  3,000,000 Highwoods/Forsyth LP                                       3,001,770
            Notes
            6.750% December 1, 2003
                                                                      $3,001,770

RETAIL TRADE --- 4.3%
  3,000,000 Shopko Stores Inc                                          2,998,770
            Senior Notes
            6.500% August 15, 2003
                                                                      $2,998,770

SECURITIES & COMMODITIES --- 4.5%
  1,000,000 Lehman Brothers Inc                                        1,051,050
            Notes
            7.360% December 15, 2003
  2,000,000 World Financial Network Credit Card Master Trust           2,114,947
            Credit Card Mst Tr 1996-B
            6.950% April 15, 2006
                                                                      $3,165,997

SUPRANATIONALS --- 4.6%
  3,000,000 Inter-American Development Bank                            3,256,026
            Eurodollar Notes
            8.875% August 22, 2001
                                                                      $3,256,026

TELEPHONE --- 4.2%
  3,000,000 MCI Communications Corp                                    2,988,840
            Remarketable Notes
            6.125% April 15, 2002
                                                                      $2,988,840

WHOLE LOAN --- 3.6%
  2,500,000 GE Capital Mortgage Services Inc                           2,518,750
            CMO Series 1994-13 Class A2
            6.500% April 25, 2024
                                                                      $2,518,750

TOTAL BONDS --- 97.5%                                                $68,656,318
(Cost $67,817,370)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 2.5%
  1,781,000 Merrill Lynch & Co Inc                                     1,781,000
                                                                      $1,781,000

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                 $1,781,000
(Cost $1,781,000)

TOTAL BOND PORTFOLIO --- 100.0%                                      $70,437,318
(Cost $69,598,370)


The Maxim Series Fund

Corporate Bond Portfolio

BONDS

AGENCY --- 0.3%
    634,849 Federal National Mortgage Association                        614,807
            CMO Series 1993-212 Class Z
            6.000% November 25, 2008
                                                                        $614,807

AIR --- 0.4%
  1,000,000 Military Air                                                 680,462
            5.750% June 30, 2019
     83,200 NWA Trust                                                     93,300
            Notes
            9.360% March 10, 2006
                                                                        $773,762

CANADIAN - FEDERAL --- 4.7%
  5,000,000 BC Generic Residual                                          592,253
            6.030% November 19, 2027
 30,300,000 Canadian Residual                                          4,738,043
            Debentures
            6.723% June 1, 2025
  4,650,000 Canadian Residual                                            834,883
            Debentures
            6.905% June 1, 2022
 16,500,000 Canadian Residual                                          3,138,532
            Debentures
            7.449% June 1, 2021
                                                                      $9,303,711

CANADIAN - PROVINCIAL --- 13.1%
  5,000,000 British Columbia                                             727,150
            Principal Strips
            8.251% August 23, 2024
    275,000 British Columbia                                             232,788
            Debentures
            7.875% November 30, 2023
  2,500,000 British Columbia                                             459,225
            Principal Strips
            7.900% September 5, 2020
  6,500,000 British Columbia                                           1,844,648
            Principal Strips
            8.920% August 23, 2013
  1,400,000 British Columbia                                             378,566
            Principal Strips
            9.563% June 9, 2014
 11,415,000 British Columbia                                           1,868,755
            Principal Strips
            7.102% August 19, 2022
  9,815,000 British Columbia                                           1,667,516
            Principal Strips
            7.434% June 9, 2022
  1,350,000 British Columbia                                           1,177,064
            Debentures
            8.000% September 8, 2023
  5,000,000 Hydro-Quebec                                                 897,520
            6.610% August 15, 2020
  5,373,000 Manitoba                                                   4,653,788
            Bonds
            7.750% December 22, 2025
  5,000,000 Manitoba                                                     504,247
            Zero Coupon Bonds
            7.882% March 5, 2031
  3,800,000 Manitoba Province                                          2,822,562
            Debentures
            6.500% September 22, 2017
  1,150,000 Ontario Hydro                                              1,088,807
            Bonds
            8.900% August 18, 2022
  4,800,000 Ontario Residual                                             799,185
            Zero Coupon Bonds
  5,171,457 Province of Alberta                                        3,623,007
            5.930% September 16, 2016
  3,165,000 Saskatchewan                                               3,002,610
            Debentures
            8.750% May 30, 2025
                                                                     $25,747,438

COMMUNICATIONS --- 8.5%
  2,500,000 Arch Communications Group Inc                              1,425,000
            Senior Discount Notes
            13.460% March 15, 2008
    250,000 CBS Inc                                                      238,753
            Senior Notes
            7.125% November 1, 2023
    500,000 Century Communications Corp Class A                          478,750
            Debentures
            8.375% November 15, 2017
  2,000,000 Clearnet Communications                                      897,044
            11.743% August 13, 2007
  2,325,000 Nextel Communications Inc                                  1,517,063
            8.555% October 31, 2007
    125,000 Piltel International Holdings                                 97,188
            1.750% July 17, 2006
    200,000 Rogers Cablesystems of America                               156,753
            Debentures
            9.650% January 15, 2014
    300,000 Rogers Communications Inc                                    186,000
            Convertible Debentures
            2.000% November 26, 2005
  5,375,000 Tele-Communications Inc                                    6,110,085
            Debentures
            7.875% February 15, 2026
  2,075,000 Tele-Communications Inc                                    2,166,300
            7.125% February 15, 2028
  1,400,000 Tele-Communications Inc                                    1,562,442
            Debentures
            7.875% August 1, 2013
  1,850,000 Westinghouse Electric Corp                                 1,901,375
            Debentures
            7.875% September 1, 2023
                                                                     $16,736,753

CONSTRUCTION --- 0.5%
    500,000 Pulte Corp                                                   509,670
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            405,000
            Convertible Sub Debentures
            6.500% January 15, 2003
                                                                        $914,670

CONSUMER SERVICES --- 0.6%
  1,000,000 Columbia/HCA Healthcare Corp                                 895,770
            7.050% December 1, 2027
    250,000 Envirotest Systems Corp                                      245,000
            Senior Subordinated Notes
            9.625% April 1, 2003
                                                                      $1,140,770

CREDIT INSTITUTIONS --- 0.8%
    350,000 DR Structured Finance Corp                                   325,938
            7.430% August 15, 2018
    150,000 DR Structured Finance Corp                                   149,813
            Pass Through Certificates
            8.375% August 15, 2015
    200,000 DR Structured Finance Corp                                   200,250
            Pass Through Certificates
            8.550% August 15, 2019
    500,000 First Union Capital                                          537,265
            Bonds
            8.040% December 1, 2026
    450,000 Sappi BVI Finance Ltd                                        419,625
            Convertible Bonds
            7.500% August 1, 2002
                                                                      $1,632,891

ELECTRIC --- 4.1%
    500,000 AES Corp                                                     493,750
            8.875% November 1, 2027
    500,000 Boston Edison Co                                             535,780
            Debentures
            7.800% March 15, 2023
    226,000 Commonwealth Edison Co                                       190,127
            Debentures
            4.750% December 1, 2011
  1,000,000 Commonwealth Edison Co                                     1,070,580
            8.500% January 15, 2027
    250,000 Empresa Nacional de Electridad SA                            178,438
            Convertible Sub Debentures
            5.000% March 15, 2004
  1,000,000 Korea Electric Power                                         739,320
            7.750% April 1, 2013
  1,028,452 Korea Electric Power                                         824,602
            Debentures
            7.400% April 1, 2016
    500,000 Korea Electric Power                                         380,590
            7.000% February 1, 2027
    933,075 Mobil Energy Services LLC                                    475,868
            First Mortgage Bonds
            8.665% January 1, 2017
    250,000 National Power Corp                                          237,038
            Yankee Bond
            9.625% May 15, 2028
    500,000 Niagara Mohawk Power Corp                                    345,625
            Series H Bond
            8.539% July 1, 2010
    500,000 Quezon Power Ltd                                             430,100
            8.860% June 15, 2017
  1,300,000 Tata Electric Co#                                          1,092,000
            8.500% August 19, 2017
  1,500,000 Tenaga Nasional Berhad#                                    1,120,590
            7.500% November 1, 2025
                                                                      $8,114,408

ELECTRONICS - HIGH TECH --- 6.1%
    500,000 Apple Computer Inc                                           565,935
            Convertible Subordinated Notes
            6.000% June 1, 2001
  1,300,000 Apple Computer Inc                                         1,196,000
            Notes
            6.500% February 15, 2004
  1,000,000 Broadband Technologies Inc                                   660,000
            Convertible Subordinated Notes
            5.000% May 15, 2001
    650,000 Cirrus Logic Inc                                             514,313
            6.000% December 15, 2003
    150,000 EDO Corp                                                     120,000
            Convertible Bonds
            7.000% December 15, 2011
    200,000 Intevac Inc                                                  171,500
            6.500% March 1, 2004
    500,000 Korea Electric Power                                         397,755
            6.750% August 1, 2027
    450,000 Lam Research Corp                                            369,000
            5.000% September 1, 2002
    250,000 Maxtor Corp                                                  162,500
            Convertible Debentures
            5.750% March 1, 2012
    700,000 Read-Rite Corp                                               441,000
            6.500% September 1, 2004
     50,000 Richardson Electronics Ltd                                    48,000
            Convertible Debentures
            7.250% December 15, 2006
    250,000 Samsung Corp                                                 231,875
            Convertible Bonds
            0.250% June 26, 2006
  1,000,000 Seagate Technology Inc                                       966,850
            Debentures
            7.875% March 1, 2017
  1,500,000 Seagate Technology Inc                                     1,473,465
            7.450% March 1, 2037
  2,500,000 Seagate Technology Inc                                     2,472,325
            7.370% March 1, 2007
    100,000 Silicon Graphics Inc                                          85,312
            5.250% September 1, 2004
     62,332 Streamlogic Corp                                               3,117
            Notes
            14.000% October 7, 1998
  1,300,000 The Learning Company Inc                                   1,243,125
            Convertible Senior Notes
            5.500% November 1, 2000
    850,000 Total Access Communication                                   646,000
            Convertible
            2.000% May 31, 2006
    515,000 Zenith Electronics Corp                                      130,681
            Convertible Sub Debentures
            6.250% April 1, 2011
                                                                     $11,898,753

ENVIRONMENTAL SERVICES --- 0.5%
    350,000 Air & Water Technologies Corp                                290,500
            Convertible Debentures
            8.000% May 15, 2015
    575,000 Molten Metal Technology Inc                                   28,750
            Convertible Subordinated Notes
            5.500% May 1, 2006
    725,000 Molten Metal Technology Inc#                                  29,000
            5.500% May 1, 2006
    105,000 Ogden Corp                                                    96,075
            Eurodollar Convert Sub Bonds
            6.000% June 1, 2002
    495,000 Ogden Corp                                                   486,338
            Eurodollar Convert Sub Bonds
            5.750% October 20, 2002
                                                                        $930,663

FINANCIAL SERVICES --- 3.8%
  1,000,000 AMP Property LP                                            1,004,820
            7.500% June 30, 2018
    625,000 APP Finance VII Mauritius#                                   565,625
            3.500% April 30, 2003
  2,000,000 KN Capital Trust III                                       2,049,160
    250,000 PT Hanjaya Mandala Sampoerna#                                235,938
            10.280% December 15, 2012
    900,000 Pan Pacific Ind#                                             346,266
            10.118% April 28, 2007
    600,000 Pindo Deli Fin Mauritius                                     420,000
            10.750% October 1, 2007
  2,900,000 Pindo Deli Fin Mauritius                                   1,711,000
            Yankee Notes
            10.875% October 1, 2027
    500,000 Siam Commercial Bank#                                        410,690
            7.500% March 15, 2006
    875,000 Tjiwi Kimia FN Mauritius                                     621,250
            10.000% August 1, 2004
                                                                      $7,364,749

FOREIGN BANKS --- 4.7%
    300,000 Banco Central Costa Rica                                     267,000
            Brady Bonds
            6.250% May 21, 2010
  1,600,000 Bangkok Bank Public Co                                       520,000
            Convertible Bonds
            3.250% March 3, 2004
    100,000 Bangkok Bank Public Co Ltd                                    74,862
            8.250% March 15, 2016
  3,250,000 Bangkok Bank Public Co Ltd#                                2,377,017
            Subordinated Notes
            8.375% January 15, 2027
 19,425,000 International Bank for Reconstruction & Development        5,424,237
            9.645% August 20, 2007
    400,000 Siam Commercial Bank                                         124,000
            Convertible Bonds
            3.250% January 24, 2004
    575,000 Thai Farmers Bank#                                           404,950
            Bond
            8.250% August 21, 2016
                                                                      $9,192,066

FOREIGN GOVERNMENTS --- 9.6%
  1,000,000 Bangko Sentral Pilipinas                                     860,000
            8.600% June 15, 2027
    834,503 Equador-Global Bearer                                        499,116
            6.508% February 27, 2015
 14,150,000 Federal National Mortgage Association                      3,982,150
            6.743% October 29, 2007
    200,000 Petro Mexicanos#                                             172,250
            Debentures
            8.625% December 1, 2023
    500,000 Province of Newfoundland                                     348,114
            6.150% April 17, 2028
  2,500,000 Republic Of South Africa                                     368,083
            Bonds
            12.000% February 28, 2005
  2,000,000 Republic Of South Africa                                     294,467
            Bonds
            12.000% February 28, 2005
  3,000,000 Republic Of South Africa                                     441,700
            Bonds
            12.000% February 28, 2005
  6,550,000 Republic of Brazil                                         5,639,550
            Debentures
            10.125% May 15, 2027
  3,770,694 Republic of Brazil                                         2,780,887
            Capitalization Bonds
            8.000% April 15, 2014
  4,500,000 Republic of South Africa                                     679,637
            Bonds
            12.500% December 21, 2006
  2,500,000 Republic of South Africa                                     367,356
            Bonds
            13.500% September 15, 2015
  3,450,000 SCDA Generic Residual                                        487,197
            Debentures
            25.931% May 30, 2005
  2,500,000 Venezuela                                                  1,931,250
            Debentures
            9.250% September 15, 2027
                                                                     $18,851,757

FORESTRY --- 0.1%
    125,000 Advance Argo Public Company Ltd                              116,250
            Convertible Unsubord Notes
            3.500% June 17, 2001
                                                                        $116,250

GAS --- 0.1%
    132,500 NorAm Energy Corp                                            125,875
            Convertible Sub Debentures
            6.000% March 15, 2012
                                                                        $125,875

HIGHWAYS --- 0.0%
    175,000 Builders Transport Inc                                        17,500
            Convertible Sub Debentures
            8.000% August 15, 2005
                                                                         $17,500

HOLDING & INVEST OFFICES --- 0.5%
    750,000 Federal Realty Investment Trust                              701,250
            Convertible Bonds
            5.250% October 28, 2003
    250,000 Sizeler Property Investors Inc                               248,750
            Convertible Sub Debentures
            8.000% July 15, 2003
                                                                        $950,000

INDUSTRIAL PRODS & SVCS --- 1.7%
  1,260,000 Hyundai Motor Co#                                            980,431
            7.600% July 15, 2007
    250,000 Samsung Electronics Co#                                      226,705
            Bond
            8.500% November 1, 2002
    125,000 Samsung Electronics Co#                                      102,476
            Bond
            7.450% October 1, 2002
  1,750,000 Samsung Electronics Co#                                    1,137,500
            Bond
            7.700% October 1, 2027
    265,000 Telekom Malaysia Berhad                                      193,583
            4.000% October 3, 2004
    250,000 Total Access Communication#                                  190,000
            7.625% November 4, 2001
    700,000 Total Access Communication#                                  504,000
            8.375% November 4, 2006
                                                                      $3,334,695

INSURANCE --- 0.1%
    250,000 Loews Corp                                                   242,098
            Senior Notes
            7.000% October 15, 2023
                                                                        $242,098

MFTG - CONSUMER PRODS --- 14.5%
    750,000 Borden Inc                                                   737,835
            Debentures
            7.875% February 15, 2023
  1,000,000 Burlington Industries Inc                                  1,031,640
            Bonds
            7.250% August 1, 2027
    450,000 Burns Philp Treasury                                         247,500
            Convertible Notes
            5.500% April 30, 2004
    125,000 Fieldcrest Cannon Inc                                        109,375
            Convertible Debentures
            6.000% March 15, 2012
    550,000 Fruit of the Loom Inc Class A                                497,816
            Debentures
            7.375% November 15, 2023
    250,000 Kellwood Co                                                  264,883
            Debentures
            7.625% October 15, 2017
  6,685,000 Philip Morris Companies Inc                                7,150,677
            Debentures
            7.750% January 15, 2027
    250,000 Phillips Van-Heusen Corp                                     232,140
            Debentures
            7.750% November 15, 2023
    750,000 Pohang Iron & Steel Co                                       578,918
            7.125% November 1, 2006
  2,100,000 RCN Corp                                                   1,249,500
            5.437% July 1, 2008
    475,000 RCN Corp                                                     305,188
            10.775% October 15, 2007
    250,000 RCN Corp                                                     150,000
            Class B Shares
            9.775% February 15, 2008
  2,250,000 RJR Nabisco Inc                                            2,426,985
            Notes
            9.250% August 15, 2013
    700,000 RJR Nabisco Inc                                              726,817
            Debentures
            8.500% July 1, 2007
  1,150,000 RJR Nabisco Inc                                            1,143,388
            Notes
            7.625% September 15, 2003
  1,200,000 RJR Nabisco Inc                                            1,251,444
            Notes
            8.750% August 15, 2005
    600,000 Scholastic Corp#                                             546,750
            Bond
            5.000% August 15, 2005
     90,000 The Dixie Group Inc                                           77,400
            Convertible Debentures
            7.000% May 15, 2012
  1,600,000 The Penn Traffic Co                                          576,000
            Senior Subordinated Notes
            9.625% April 15, 2005
  3,250,000 Time Warner Inc                                            3,495,765
            Debentures
            7.570% February 1, 2024
  4,725,000 Time Warner Inc                                            4,738,514
            6.950% January 15, 2028
    830,000 Time Warner Inc                                              833,237
            6.875% June 15, 2018
                                                                     $28,371,772

MFTG - INDUSTRIAL PRODS --- 2.8%
    125,000 Bell Sports Corp                                             106,250
            Convertible Sub Debentures
            4.250% November 15, 2000
     50,000 Exide Corp#                                                   30,875
            2.900% December 15, 2005
  1,750,000 Fox Family Worldwide Inc                                   1,137,500
            10.265% November 1, 2007
     75,000 Hexcel Corp                                                   77,250
            Convertible Debentures
            7.000% August 1, 2011
    500,000 Hyundai Semiconductor#                                       365,000
            8.625% May 15, 2007
  1,000,000 Multicanal SA#                                               930,000
            10.500% April 15, 2018
    525,000 NABI Inc                                                     383,250
            Convertible Bonds
            6.500% February 1, 2003
  1,500,000 New Brunswick FM Project#                                    788,379
            1.220% November 30, 2027
    750,000 Perez Companc SA#                                            763,650
            8.125% July 15, 2007
    250,000 Samsung Electronics                                          200,000
            3.248% December 31, 2007
    100,000 Telxon Corp                                                  118,625
            Convertible Subordinated Notes
            5.750% January 1, 2003
    100,000 Thermedics Inc                                                75,000
            Zero Coupon
            5.524% June 1, 2003
    600,000 Thermo TerraTech Inc#                                        537,750
            4.625% May 1, 2003
                                                                      $5,513,529

MINING --- 0.3%
  1,000,000 Banpu Public Company Ltd                                     685,000
            Convertible Bonds
            2.750% April 10, 2003
                                                                        $685,000

OIL & GAS --- 2.0%
    250,000 Key Energy Group Inc                                         190,625
            5.000% September 15, 2004
  3,500,000 R&B Falcon Corp#                                           3,564,645
            7.375% April 15, 2018
    350,000 Ssangyong Oil Refining Co                                    164,500
            Unsubordinated Convertible
            3.000% December 31, 2004
                                                                      $3,919,770

OTHER TRANS SERVICES --- 0.1%
    100,000 Preston Corp                                                  81,500
            Convertible Bonds
            7.000% May 1, 2011
    250,000 Worldway Corp                                                207,500
            Convertible Sub Debentures
            6.250% April 15, 2011
                                                                        $289,000

REAL ESTATE --- 4.1%
  2,500,000 First Industrial Realty Trust                              2,550,915
            7.500% December 1, 2017
  1,000,000 Highwoods/Forsyth LP                                       1,019,760
            7.500% April 15, 2018
  1,100,000 Rockefeller Center Properties Inc                            855,250
            Convertible Debentures
            14.652% December 31, 2000
  2,500,000 Security Capital Group Class B#                            2,529,250
            7.700% June 15, 2028
  1,000,000 Trinet Corporate Realty Trust Inc                          1,039,310
            Senior Notes
            7.700% July 15, 2017
                                                                      $7,994,485

RETAIL TRADE --- 1.5%
    450,000 Boston Chicken Inc                                            69,750
            Convertible Bonds
            4.500% February 1, 2004
    500,000 Boston Chicken Inc                                            25,000
            Convertible Bonds
            10.383% June 1, 2015
    275,000 CML Group Inc                                                203,500
            Convertible Jr Subordinated
            5.500% January 15, 2003
    100,000 Jacobson Stores Inc                                           86,125
            Convertible Debentures
            6.750% December 15, 2011
    750,000 K Mart Corp                                                  755,625
            Debentures
            7.950% February 1, 2023
  2,350,000 Shoney's Inc                                                 987,000
            Convertible Subordinated Notes
            11.605% April 11, 2004
    100,000 TPI Enterprises Inc                                           74,000
            Debentures
            8.250% July 15, 2002
    750,000 Woolworth Corp                                               827,228
            Debentures
            8.500% January 15, 2022
                                                                      $3,028,228

SUPRANATIONALS --- 0.3%
  1,000,000 International Bank for Reconstruction and Development        552,240
            Debentures
            8.000% May 23, 2007
                                                                        $552,240

TELEPHONE --- 0.7%
  1,400,000 Nextel International Inc#                                    805,000
            12.125% April 15, 2008
  1,000,000 Teligent Inc#                                                552,500
            Bond
            8.443% March 1, 2008
                                                                      $1,357,500

TRANSPORTATION --- 0.0%
    100,000 American Presidents Company Ltd                               70,562
            Debentures
            8.000% January 15, 2024
                                                                         $70,562

U.S. GOVERNMENTS --- 9.8%
  2,600,000 United States of America                                     630,370
            Principal Strips
            7.975% August 15, 2023
  1,000,000 United States of America                                   1,110,470
            Treasury Notes
            6.500% November 15, 2026
  1,350,000 United States of America                                   1,445,337
            Treasury Bonds
            6.250% August 15, 2023
 15,100,000 United States of America                                  15,713,637
            Treasury Notes
            6.000% February 15, 2026
    300,000 United States of America                                     347,436
            Treasury Bonds
            6.875% August 15, 2025
                                                                     $19,247,250

U.S. MUNICIPAL --- 0.3%
  2,000,000 Orange County California Pension                             608,216
            General Obligation Bonds
            8.260% September 1, 2016
                                                                        $608,216

WHOLESALE TRADE - INDL --- 0.7%
    250,000 Einstein/Noah Bagel Corp                                     162,500
            Convertible Bonds
            7.250% June 1, 2004
  1,050,000 Loxley Public Company Ltd                                    315,000
            Convertible Bonds
            2.500% April 4, 2001
    750,000 Pioneer Standard Electronics Inc                             806,697
            Senior Notes
            8.500% August 1, 2006
                                                                      $1,284,197

WHOLESALE TRADE -CONSUMER --- 0.4%
     50,000 Glycomed Inc                                                  47,000
            Convertible Sub Debentures
            7.500% January 1, 2003
    250,000 International Semi-Tech Microelectric                         75,000
            Senior Discount Notes
            14.396% August 15, 2003
    800,000 Kent Electronics Corp                                        654,000
            4.500% September 1, 2004
                                                                        $776,000

TOTAL BONDS --- 97.8%                                               $191,701,365
(Cost $189,618,367)

COMMON STOCK

RETAIL TRADE --- 0.3%
     62,980 Advantica Restaurant Group*                                  614,055
                                                                        $614,055

TOTAL COMMON STOCK --- 0.3%                                             $614,055
(Cost $809,134)

PREFERRED STOCK

ELECTRIC --- 0.5%
        909 Central Louisiana Electric Company Inc                        77,379
        930 Commonwealth Energy System Co                                 75,795
      1,304 Entergy Louisiana Inc                                         86,553
      1,120 MDU Resources Group Inc                                      103,600
      8,388 Nevada Power Co                                              162,518
      2,255 New York State Electric & Gas Corp                           137,837
      2,850 Niagara Mohawk Power Corp                                    225,150
        300 Northern States Power Co                                      18,000
                                                                        $886,832

ELECTRONICS - HIGH TECH --- 0.3%
     10,000 Unisys Corp                                                  522,500
                                                                        $522,500

FINANCIAL SERVICES --- 0.3%
      9,000 Hvide Capital Trust*                                         384,750
      2,500 Owens Corning Capital                                        132,813
                                                                        $517,563

MFTG - INDUSTRIAL PRODS --- 0.8%
        950 Aluminum Company of America                                   70,775
     25,850 Bethlehem Steel Corp#                                      1,172,944
      1,000 EI DuPont De Nemours & Co                                     69,000
        215 Hyperion Telecommunication*                                  213,923
      2,000 Stone Container Corp Series E*                                40,500
                                                                      $1,567,142

OIL & GAS --- 0.1%
      2,500 Chesapeake Energy Corp#*                                     106,875
                                                                        $106,875

TOTAL PREFERRED STOCK --- 1.8%                                        $3,600,912
(Cost $3,090,950)

TOTAL CORPORATE BOND PORTFOLIO --- 100.0%                           $195,916,332
(Cost $193,518,451)


The Maxim Series Fund

Government Guaranteed Fund I

BONDS

AGENCY --- 78.7%
     66,393 Federal Home Loan Mortgage Corp                               67,409
            Pool #D70268
            7.000% April 1, 2026
  1,000,000 Federal Home Loan Mortgage Corp                            1,011,560
            CMO SER.1499 CL.C
            6.750% September 15, 2021
  5,000,000 Federal Home Loan Mortgage Corp                            4,989,050
            CMO Series 1624 Class E
            5.700% January 15, 2007
     78,147 Federal Home Loan Mortgage Corp                               79,343
            Pool #D70253
            7.000% April 1, 2026
     44,339 Federal Home Loan Mortgage Corp                               45,017
            Pool #D69852
            7.000% April 1, 2026
  5,904,707 Federal Home Loan Mortgage Corp                            5,995,108
            Pool #C80391
            7.000% March 1, 2026
    630,868 Federal Home Loan Mortgage Corp                              640,527
            Pool #D70245
            7.000% April 1, 2026
    964,659 Federal Home Loan Mortgage Corp                              967,968
            CMO SER.1544 CL.E
            6.250% June 15, 2008
  2,000,000 Federal Home Loan Mortgage Corp                            1,996,240
            CMO Series 1606 Class EA
            5.750% March 15, 2007
  1,500,000 US Department of Veterans Affairs                          1,526,250
            VENDEE SER.1998-2 CL.1B
            6.750% September 15, 2014
  1,000,000 US Department of Veterans Affairs                          1,027,500
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
  2,000,000 US Department of Veterans Affairs                          2,038,740
            VENDEE TRUST SER.1997-1 CL.2C
            7.500% September 15, 2017
                                                                     $20,384,712

U.S. GOVERNMENTS --- 11.6%
    500,000 United States of America                                     506,170
            Treasury Notes
            6.125% September 30, 2000
    500,000 United States of America                                     501,095
            Treasury Notes
            5.625% November 30, 2000
  2,000,000 United States of America                                   1,999,060
            Treasury Notes
            5.500% December 31, 2000
                                                                      $3,006,325

TOTAL BONDS --- 90.3%                                                $23,391,037
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 9.7%
  2,500,000 Morgan Stanley Group                                       2,500,000
                                                                      $2,500,000

TOTAL SHORT-TERM INVESTMENTS --- 9.7%                                 $2,500,000
(Cost $0)

TOTAL GOVERNMENT GUARANTEED FUND I --- 100.0%                        $25,891,037
(Cost $0)


The Maxim Series Fund

Government Guaranteed Fund II

BONDS

AGENCY --- 87.0%
  2,000,000 FNMA                                                       2,010,000
            CMO 1998 SER.W2 CL.A2
            6.500% September 1, 2000
 24,000,000 Federal Home Loan Mortgage Corp                           23,902,320
            CMO Series 1602 Class PE
            5.550% September 15, 2018
  3,374,118 Federal Home Loan Mortgage Corp                            3,425,776
            Pool #C80391
            7.000% March 1, 2026
    964,659 Federal Home Loan Mortgage Corp                              967,968
            CMO SER.1544 CL.E
            6.250% June 15, 2008
     78,147 Federal Home Loan Mortgage Corp                               79,343
            Pool #D70253
            7.000% April 1, 2026
 10,000,000 Federal Home Loan Mortgage Corp                            9,987,500
            CMO Series 1596 Class B
            5.900% January 15, 2012
    623,187 Federal National Mortgage Association                        632,336
            Pool #290406
            7.000% August 1, 2024
    297,031 Federal National Mortgage Association                        301,392
            Pool #303020
            7.000% October 1, 2024
  1,947,727 Federal National Mortgage Association                      1,961,107
            Pool #343349
            6.500% April 1, 2011
    864,844 Federal National Mortgage Association                        887,589
            Pool #377121
            7.500% June 1, 2027
    662,689 Federal National Mortgage Association                        680,118
            Pool #390405
            7.500% June 1, 2027
    286,809 Federal National Mortgage Association                        294,352
            Pool #378176
            7.500% June 1, 2027
     58,877 Federal National Mortgage Association                         59,741
            Pool #283036
            7.000% May 1, 2024
     69,365 Federal National Mortgage Association                         70,384
            Pool #282976
            7.000% May 1, 2024
    406,268 Federal National Mortgage Association                        412,232
            Pool #282802
            7.000% May 1, 2024
    299,874 Federal National Mortgage Association                        304,276
            Pool #282105
            7.000% May 1, 2024
    441,556 Federal National Mortgage Association                        448,038
            Pool #281864
            7.000% June 1, 2024
    322,642 Federal National Mortgage Association                        327,379
            Pool #281711
            7.000% May 1, 2024
    357,827 Federal National Mortgage Association                        363,080
            Pool #280752
            7.000% May 1, 2024
    657,454 Federal National Mortgage Association                        667,105
            Pool #280025
            7.000% May 1, 2024
    160,599 Federal National Mortgage Association                        162,957
            Pool #279420
            7.000% May 1, 2024
    250,370 Federal National Mortgage Association                        254,045
            Pool #279963
            7.000% May 1, 2024
     43,953 Federal National Mortgage Association                         44,599
            Pool #276235
            7.000% May 1, 2024
    295,403 Federal National Mortgage Association                        299,739
            Pool #275955
            7.000% May 1, 2024
     97,502 Federal National Mortgage Association                         98,933
            Pool #274999
            7.000% June 1, 2024
    143,080 Federal National Mortgage Association                        145,180
            Pool #275009
            7.000% March 1, 2024
     67,465 Federal National Mortgage Association                         68,455
            Pool #275375
            7.000% May 1, 2024
    222,672 Federal National Mortgage Association                        225,941
            Pool #269593
            7.000% May 1, 2024
    375,962 Federal National Mortgage Association                        381,481
            Pool #245442
            7.000% November 1, 2023
     70,956 Federal National Mortgage Association                         71,997
            Pool #238282
            7.000% October 1, 2023
    681,161 Federal National Mortgage Association                        691,161
            Pool #237167
            7.000% March 1, 2024
    277,290 Federal National Mortgage Association                        281,360
            Pool #214116
            7.000% January 1, 2024
    227,212 Federal National Mortgage Association                        230,548
            Pool #214046
            7.000% December 1, 2023
    353,956 Federal National Mortgage Association                        359,152
            Pool #280800
            7.000% May 1, 2024
    221,985 Federal National Mortgage Association                        225,243
            Pool #279430
            7.000% June 1, 2024
     60,082 Federal National Mortgage Association                         60,964
            Pool #279408
            7.000% May 1, 2024
    368,434 Federal National Mortgage Association                        373,843
            Pool #269301
            7.000% January 1, 2024
     34,687 Federal National Mortgage Association                         35,197
            Pool #268552
            7.000% January 1, 2024
    249,654 Federal National Mortgage Association                        253,319
            Pool #267885
            7.000% April 1, 2024
    163,640 Federal National Mortgage Association                        166,042
            Pool #267907
            7.000% January 1, 2024
     43,806 Federal National Mortgage Association                         44,449
            Pool #266624
            7.000% January 1, 2024
    134,304 Federal National Mortgage Association                        136,275
            Pool #266086
            7.000% January 1, 2024
     42,721 Federal National Mortgage Association                         43,348
            Pool #265172
            7.000% January 1, 2024
    640,744 Federal National Mortgage Association                        650,150
            Pool #289167
            7.000% July 1, 2024
    281,364 Federal National Mortgage Association                        285,494
            Pool #286839
            7.000% June 1, 2024
    397,701 Federal National Mortgage Association                        403,539
            Pool #286120
            7.000% May 1, 2024
    491,588 Federal National Mortgage Association                        498,804
            Pool #285161
            7.000% June 1, 2024
    399,989 Federal National Mortgage Association                        405,861
            Pool #284346
            7.000% May 1, 2024
    119,720 Federal National Mortgage Association                        121,477
            Pool #284342
            7.000% May 1, 2024
    305,740 Federal National Mortgage Association                        310,229
            Pool #283679
            7.000% May 1, 2024
    123,841 Federal National Mortgage Association                        125,659
            Pool #283412
            7.000% May 1, 2024
     46,001 Federal National Mortgage Association                         46,677
            Pool #283196
            7.000% May 1, 2024
    257,927 Federal National Mortgage Association                        261,714
            Pool #262337
            7.000% December 1, 2023
    205,619 Federal National Mortgage Association                        208,638
            Pool #262067
            7.000% January 1, 2024
    118,323 Federal National Mortgage Association                        120,060
            Pool #261954
            7.000% December 1, 2023
    101,773 Federal National Mortgage Association                        103,267
            Pool #260679
            7.000% January 1, 2024
    142,530 Federal National Mortgage Association                        144,622
            Pool #264781
            7.000% January 1, 2024
    348,822 Federal National Mortgage Association                        353,943
            Pool #264068
            7.000% January 1, 2024
    276,309 Federal National Mortgage Association                        280,365
            Pool #280825
            7.000% July 1, 2024
    304,161 Federal National Mortgage Association                        308,626
            Pool #262691
            7.000% December 1, 2023
     35,815 Federal National Mortgage Association                         36,341
            Pool #304451
            7.000% December 1, 2024
     47,567 Federal National Mortgage Association                         48,818
            Pool #366998
            7.500% May 1, 2027
    304,862 Federal National Mortgage Association                        312,880
            Pool #392289
            7.500% June 1, 2027
    294,577 Federal National Mortgage Association                        298,901
            Pool #289406
            7.000% July 1, 2024
     50,449 Federal National Mortgage Association                         51,189
            Pool #264709
            7.000% May 1, 2024
    196,906 Federal National Mortgage Association                        199,797
            Pool #265097
            7.000% January 1, 2024
    309,706 Federal National Mortgage Association                        314,253
            Pool #260502
            7.000% January 1, 2024
    498,714 Federal National Mortgage Association                        506,036
            Pool #250005
            7.000% April 1, 2024
    217,836 Federal National Mortgage Association                        221,033
            Pool #249703
            7.000% November 1, 2023
    236,073 Federal National Mortgage Association                        239,539
            Pool #248363
            7.000% May 1, 2024
  2,500,000 US Department of Veterans Affairs                          2,568,750
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $61,862,926

U.S. GOVERNMENTS --- 5.8%
  1,400,000 Federal National Mortgage Association                      1,395,184
            Callable Notes
  1,200,000 United States of America                                   1,192,500
            Treasury Notes
            5.250% January 31, 2001
    500,000 United States of America                                     503,595
            Treasury Notes
            6.375% May 15, 1999
  1,000,000 United States of America                                   1,012,340
            Treasury Notes
            6.125% September 30, 2000
                                                                      $4,103,619

TOTAL BONDS --- 92.8%                                                $65,966,545
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 7.2%
  5,100,000 Morgan Stanley Group                                       5,100,000
                                                                      $5,100,000

TOTAL SHORT-TERM INVESTMENTS --- 7.2%                                 $5,100,000
(Cost $0)

TOTAL GOVERNMENT GUARANTEED FUND II --- 100.0%                       $71,066,545
(Cost $0)


The Maxim Series Fund

Government Guaranteed Fund V

BONDS

AGENCY --- 89.5%
  5,000,000 Federal Home Loan Mortgage Corp                            5,021,850
            CMO Series 1423 Class DD
            6.375% January 15, 2006
  3,000,000 Federal Home Loan Mortgage Corp                            2,995,290
            CMO Series 1626 Class PN
            5.800% January 15, 2006
  1,730,000 Federal National Mortgage Association                      1,724,049
            CMO Series 1993-167 Class G
            6.000% August 25, 2019
  3,000,000 Federal National Mortgage Association                      3,009,360
            CMO Series 1993-42 Class C
            6.550% December 25, 2017
  2,500,000 US Department of Veterans Affairs                          2,568,750
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $15,319,299

TOTAL BONDS --- 89.5%                                                $15,319,299
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 10.5%
  1,800,000 Morgan Stanley Group                                       1,800,000
                                                                      $1,800,000

TOTAL SHORT-TERM INVESTMENTS --- 10.5%                                $1,800,000
(Cost $0)

TOTAL GOVERNMENT GUARANTEED FUND V --- 100.0%                        $17,119,299
(Cost $0)


The Maxim Series Fund

Government Securities Fund IV

BONDS

AGENCY --- 75.8%
  2,488,352 ********** (blank) ********** 3128G2DN1                    2,524,184
            Fhlmc Pool#D89109
            7.000% April 1, 2028
  2,100,000 ********** (blank) ********** GN0600$30                    2,054,010
            TBA
            6.000% February 1, 2028
  5,000,000 Federal Home Loan Bank                                     4,990,000
            Global Notes
            5.625% March 19, 2001
    953,302 Federal Home Loan Mortgage Corp                              998,584
            Pool #A01615
            8.500% January 1, 2017
  3,555,000 Federal National Morgage Association                       3,643,875
            CMO SER.1992-170 CL.J
            7.000% July 25, 2007
  2,999,656 Federal National Mortgage Association                      3,133,440
            Pool #396905
            8.500% December 1, 2025
  3,000,000 Federal National Mortgage Association                      2,979,300
            CMO SER.1992-196 CL.J
            6.000% November 25, 2007
  1,000,000 Federal National Mortgage Association                      1,045,200
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
    701,754 Federal National Mortgage Association                        709,403
            Pool #124817
            6.500% April 1, 2008
    767,563 Federal National Mortgage Association                        796,346
            Pool #365861
            8.000% December 1, 2016
    184,377 Federal National Mortgage Association                        186,387
            Pool #228692
            6.500% July 1, 2008
    315,386 Federal National Mortgage Association                        318,823
            Pool #229174
            6.500% July 1, 2008
     47,316 Federal National Mortgage Association                         47,832
            Pool #229176
            6.500% July 1, 2008
    266,187 Federal National Mortgage Association                        269,088
            Pool #232655
            6.500% August 1, 2008
    280,384 Federal National Mortgage Association                        283,440
            Pool #232920
            6.500% August 1, 2008
    675,168 Federal National Mortgage Association                        694,140
            Pool #339708
            7.500% October 1, 2018
    811,749 Federal National Mortgage Association                        852,337
            Pool #341411
            8.500% February 1, 2021
    816,402 Federal National Mortgage Association                        855,671
            Pool #349962
            8.500% May 1, 2025
  2,000,000 Federal National Mortgage Association                      2,010,000
            CMO SER.1998-36 CL.A
            6.500% January 18, 2027
  2,000,000 Federal National Mortgage Association                      2,034,000
            CMO Series 1996-12 Class E
            6.500% August 25, 2003
     51,336 Federal National Mortgage Association                         51,896
            Pool #050750
            6.500% June 1, 2008
    747,141 Federal National Mortgage Association                        755,285
            Pool #050777
            6.500% August 1, 2008
    661,443 Federal National Mortgage Association                        668,653
            Pool #050927
            6.500% November 1, 2008
  3,000,000 Federal National Mortgage Association                      2,991,600
            TBA
            6.500% September 1, 2024
  1,359,949 Government National Mortgage Association II                1,407,683
            Pool #000940
            8.000% March 20, 2023
  1,976,613 Government National Mortgage Association II                2,004,286
            Pool #002591
            7.000% May 20, 2028
  3,000,000 US Department of Veterans Affairs                          3,159,900
            VENDEE TRUST SER.1997-3 CL.2B
            7.500% August 15, 2018
  1,000,000 US Department of Veterans Affairs                          1,027,500
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $42,492,863

U.S. GOVERNMENTS --- 14.2%
  4,500,000 United States of America                                   4,505,625
            Treasury Notes
            5.625% November 30, 1999
  3,500,000 United States of America                                   3,478,125
            Treasury Notes
            5.250% January 31, 2001
                                                                      $7,983,750

TOTAL BONDS --- 90.0%                                                $50,476,613
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 10.0%
  5,600,000 Morgan Stanley Group                                       5,600,000
                                                                      $5,600,000

TOTAL SHORT-TERM INVESTMENTS --- 10.0%                                $5,600,000
(Cost $0)

TOTAL GOVERNMENT SECURITIES FUND IV --- 100.0%                       $56,076,613
(Cost $0)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AGENCY --- 1.2%
     43,000 Federal National Mortgage Association (nonvtg)             2,612,250
                                                                      $2,612,250

AGRICULTURE --- 0.0%
        920 Agribrands International Inc*                                 27,830
        100 Dekalb Genetics Corp Class B                                   9,463
        100 Delta & Pine Land Co                                           4,450
        900 Dole Food Company Inc                                         44,718
                                                                         $86,461

AIR --- 0.2%
      2,450 Comair Holdings Inc                                           75,644
        700 FDX Corp*                                                     43,925
      3,300 Gulfstream Aerospace Corp*                                   153,450
      1,600 Northwest Airlines Corp*                                      61,699
      1,500 Pittston Burlington Group                                     55,313
        100 US Air Group Inc*                                              7,925
                                                                        $397,956

COMMUNICATIONS --- 3.1%
      5,533 360 Communications Co*                                       177,056
      3,600 AH Belo Corp Class A                                          87,750
      3,400 Advanced Fibre Communications*                               136,211
     23,600 Airtouch Communications Inc*                               1,379,113
      1,000 CBS Corp                                                      31,750
      4,600 CIENA Corp*                                                  320,275
      5,200 Cabletron Systems Inc*                                        69,872
      1,300 Chancelor Media Corp*                                         64,553
      2,900 Clear Channel Communications Inc*                            316,462
     16,423 Comcast Corp Class A                                         666,659
      1,000 CommScope Inc*                                                16,187
        100 Cox Communications Inc*                                        4,844
      1,900 Excel Communications Inc*                                     43,580
     11,000 Gannett Company Inc                                          781,682
        699 Gaylord Entertainment                                         22,543
      4,500 General Instrument Corp*                                     122,342
        200 Hearst-Argyle Television Inc*                                  8,000
        100 Heftel Broadcasting Corp Class A*                              4,475
        100 Intermedia Communications Inc*                                 4,194
      3,005 Liberty Media Group*                                         116,630
        500 Mediaone Group Inc*                                           21,969
        200 Nextlink Communications Inc*                                   7,575
        300 Paging Network Inc*                                            4,200
      1,100 PanAmStat Corp*                                               62,563
      2,800 Qualcomm Inc*                                                157,324
      5,230 Qwest Communications International Inc*                      182,396
        200 RELTEC Corp*                                                   9,000
        320 Scripps Howard Broadcasting Co Class A                        17,540
     12,795 Tele-Communications Inc*                                     491,801
        600 Tele-Communications TCI Venture Group*                        12,037
      1,100 Telephone & Data Systems Inc                                  43,313
      1,600 Teleport Communications Group Inc*                            86,800
      1,900 USA Networks Inc*                                             47,738
        400 United States Cellular Corp*                                  12,300
      1,000 Univision Communications Inc*                                 37,250
      6,900 Viacom Inc Class B*                                          401,925
     18,519 Worldcom Inc*                                                897,005
                                                                      $6,866,914

CONSTRUCTION --- 0.0%
      2,641 Clayton Homes Inc                                             50,179
        600 Johns Manville Corp                                            9,037
        100 Lennar Corp                                                    2,950
                                                                         $62,166

CONSUMER SERVICES --- 14.5%
      4,100 Accustaff Inc*                                               128,125
     11,700 Amgen Inc*                                                   764,887
      1,800 Apollo Group Inc Class A*                                     59,512
        100 Arterial Vascular Engineering Inc*                             3,575
     12,900 Baxter International Inc                                     694,175
        100 Beckman Coulter Inc                                            5,825
      4,900 Becton Dickinson & Co                                        380,362
        500 Beverly Enterprises Inc                                        6,906
      3,100 Biogen Inc*                                                  151,900
      4,500 Biomet Inc                                                   148,779
     30,800 Bristol-Myers Squibb Co                                    3,540,060
     15,914 CVS Corp                                                     619,643
        100 Capstar Broadcasting Corp*                                     2,512
     35,003 Cendant Corp*                                                730,688
      2,700 Circus Circus Enterprises Inc*                                45,730
     13,502 Columbia/HCA Healthcare Corp                                 393,246
        200 DePuy Inc                                                      5,650
     42,200 Eli Lilly & Co                                             2,787,816
      3,000 First Health Group Corp*                                      85,500
      1,900 Forest Laboratories Inc*                                      67,925
      5,110 Foundation Health Systems*                                   134,776
        200 Galileo International Inc                                      9,012
        800 Genesis Health Ventures Inc*                                  20,000
      2,100 Genzyme Corp                                                  53,680
      2,800 H&R Block Inc                                                117,950
      1,350 Harrah's Entertainment Inc*                                   31,388
      1,800 Health Care & Retirement Corp*                                70,987
      6,662 Health Management Associates Inc*                            222,757
     18,272 Healthsouth Corp*                                            487,625
        100 Hertz Corp                                                     4,431
      4,400 Hilton Hotels Corp                                           125,400
        700 Host Marriott Corp*                                           12,468
      4,900 Humana Inc*                                                  152,816
        100 International Home Foods Inc*                                  2,275
      2,200 Ivax Corp*                                                    20,350
     61,676 Johnson & Johnson                                          4,548,605
        100 Keebler Foods Co*                                              2,750
      2,725 La Quinta Inns Inc                                            57,566
      2,600 Lincare Holdings Inc*                                        109,361
        448 MGM Grand Inc*                                                14,140
        800 Manor Care Inc                                                30,750
      6,400 Marriott International Inc                                   207,200
      7,499 MedPartners Inc*                                              59,992
     21,500 Medtronic Inc                                              1,370,625
     54,800 Merck & Company Inc                                        7,329,500
        632 Midas Inc                                                     12,719
      7,800 Mirage Resorts Inc*                                          166,234
      3,800 Omnicare Inc                                                 144,875
      1,652 Pacific Health Systems*                                      145,996
      2,900 Phycor Inc*                                                   48,030
      3,173 Promus Hotel Corp*                                           122,161
      3,450 Quorum Health Group Inc*                                      91,425
     14,300 Republic Industries Inc*                                     357,500
        400 Revlon Inc*                                                   20,550
        200 Sabre Group Holdings Inc*                                      7,600
     11,700 Service Corporation International                            501,638
        500 Servicemaster Co                                              19,031
      3,419 St Jude Medical Inc*                                         125,860
      2,900 Stewart Enterprises Inc Class A                               77,213
      3,400 Stryker Corp                                                 130,475
        100 Suiza Foods Corp*                                              5,969
      3,990 Tenet Healthcare Corp*                                       124,688
     29,308 The Walt Disney Co                                         3,079,157
        200 Total Renal Care Holdings Inc*                                 6,900
      6,100 United Healthcare Corp                                       387,350
      1,400 United States Surgical Corp                                   63,875
      1,100 Universal Health Services Inc Class B*                        64,213
      2,080 Vencor Inc*                                                   15,080
      2,680 Ventas Inc*                                                   37,016
        500 Wellpoint Health Networks*                                    37,000
      1,500 Whitman Corp                                                  34,406
                                                                     $31,646,181

CREDIT INSTITUTIONS --- 2.7%
        688 Advanta Corp Class A                                          15,093
     16,300 American Express Co                                        1,858,200
     13,200 Associates First Capital Corp                              1,014,750
        200 Banc One Corp                                                 11,162
        200 Bank of New York Company Inc                                  12,137
        500 Capital One Financial Corp                                    62,093
      4,200 Concord EFS Inc*                                             109,725
        300 Countrywide Credit Industries Inc                             15,225
      7,837 Fifth Third Bancorp                                          493,731
        100 Firstplus Financial Group Inc*                                 3,600
     13,200 Household International Inc                                  656,700
     20,012 MBNA Corp                                                    660,396
        100 Mellon Bank Corp                                               6,963
        900 Northern Trust Corp                                           68,625
      3,300 Norwest Corp                                                 123,338
        400 Paymentech Inc*                                                8,225
      3,300 Star Banc Corp                                               210,788
        800 State Street Boston Corp                                      55,600
     10,500 Synovus Financial Corp                                       249,375
        900 TCF Financial Corp                                            26,550
      1,600 The Money Store Inc                                           54,299
      2,450 Washington Mutual Inc                                        106,421
        100 Wilmington Trust Co                                            6,088
      1,900 Zions Bancorp                                                100,938
                                                                      $5,930,022

ELECTRIC --- 0.2%
      6,606 AES Corp*                                                    347,224
        580 Texas Utilities Co                                            24,143
                                                                        $371,367

ELECTRONICS - HIGH TECH --- 19.0%
      2,500 AMP Inc                                                       85,937
      1,000 AVX Corp                                                      16,062
      5,200 Adaptec Inc*                                                  74,422
      3,200 Adobe Systems Inc                                            135,798
      3,300 Advanced Micro Devices Inc*                                   56,305
      3,600 American Power Conversion Corp*                              108,000
      7,500 Analog Devices Inc*                                          184,215
      4,075 Andrew Corp*                                                  73,603
     16,800 Applied Materials Inc*                                       495,600
      7,920 Ascend Communications Inc*                                   392,531
        100 At Home Corp*                                                  4,731
      4,500 Atmel Corp*                                                   61,312
        100 Avnet Inc                                                      5,469
      5,600 Boston Scientific Corp*                                      401,100
     46,400 Cisco Systems Inc*                                         4,271,677
        100 Citrix Systems Inc*                                            6,837
      2,200 Coltec Industries Inc*                                        43,725
     60,100 Compaq Computer Corp                                       1,705,338
        100 Comverse Technology Inc*                                       5,188
      2,000 Cypress Semiconductor Corp*                                   16,624
      3,800 DSC Communications Corp*                                     114,000
        700 DST Systems Inc*                                              39,200
      1,000 Dallas Semiconductor Corp                                     31,000
     24,200 Dell Computer Corp*                                        2,246,050
      1,900 Dentsply International Inc                                    47,500
      3,175 Diebold Inc                                                   91,678
      2,600 Eastman Kodak Co                                             189,961
     14,400 Electronic Data Systems Corp                                 576,000
      5,500 Emerson Electric Co                                          332,063
      3,500 FORE Systems Inc*                                             92,750
      2,133 Federal Signal Corp                                           51,857
      3,020 Gateway 2000 Inc*                                            152,888
    137,200 General Electric Co                                       12,485,200
        775 General Semiconductor Inc                                      7,653
     36,900 Hewlett-Packard Co                                         2,209,388
      4,600 Honeywell Inc                                                384,385
        720 Hubbell Inc Class B                                           29,970
     74,500 Intel Corp                                                 5,522,313
        300 International Business Machines Corp                          34,444
      4,300 International Game Technology                                104,275
        100 J D Edwards & Co*                                              4,294
        500 Jabil Circuit Inc*                                            16,531
      3,800 KLA-Tencor Corp*                                             105,211
      6,400 LSI Logic Corp*                                              147,597
      1,700 Lam Research Corp*                                            32,513
        100 Learning Company Inc*                                          2,963
      2,900 Lexmark International Group Inc Class A*                     176,900
      3,500 Linear Technology Corp                                       211,092
      1,400 MSC Industrial Direct Company Inc Class A*                    39,900
      5,600 Maxim Integrated Products Inc*                               177,447
        200 Maytag Corp                                                    9,875
        400 Memc Electronic Materials Inc*                                 4,150
        900 Micron Electronics Inc*                                       10,856
      7,400 Micron Technology Inc*                                       183,609
      1,915 Molex Inc                                                     47,875
     25,600 Motorola Inc                                               1,345,587
        900 National Semiconductor Corp*                                  11,868
      2,625 Netscape Communications Corp*                                 71,038
      4,800 Network Associates Inc*                                      229,800
      2,500 Novell Inc*                                                   31,875
      3,200 Pairgain Technologies Inc*                                    55,798
      2,200 Perkin-Elmer Corp                                            136,811
        400 Pittway Corp Class A                                          29,550
      1,200 Presstek Inc*                                                 13,424
      5,300 Quantum Corp*                                                109,975
      2,700 SCI Systems Inc*                                             101,588
        100 Safeskin Corp*                                                 4,113
        100 Sanmina Corp*                                                  4,338
      2,700 Scientific-Atlanta Inc                                        68,513
     11,100 Seagate Technology Inc*                                      264,313
      1,600 Security Dynamics Technologies Inc*                           29,600
      1,600 Sensormatic Electronics Corp*                                 22,400
        200 Siebel Systems Inc*                                            6,450
      4,300 Silicon Graphics Inc*                                         52,138
      1,000 Sofamor Danek Group Inc*                                      86,562
      4,900 Solectron Corp*                                              206,104
      1,600 Steris Corp*                                                 101,749
      4,114 Sterling Commerce Inc*                                       199,529
        200 Storage Technology Corp*                                       8,675
     17,300 Sun Microsystems Inc*                                        751,460
      2,025 Symbol Technologies Inc                                       76,444
        150 Tektronix Inc                                                  5,306
        500 Teleflex Inc                                                  19,000
      7,400 Tellabs Inc*                                                 530,025
      3,800 Teradyne Inc*                                                101,650
     17,900 Texas Instruments Inc                                      1,043,785
      6,100 Thermo Electron Corp*                                        208,541
        812 Thermo Instrument Systems Inc*                                21,315
        340 Thomas & Betts Corp                                           16,745
        100 Uniphase Corp*                                                 6,278
      5,400 Unisys Corp*                                                 152,550
      1,000 VLSI Technology Inc*                                          16,781
      1,400 Varian Associates Inc                                         54,600
        100 Veritas Software Corp*                                         4,138
        744 Vishay Intertechnology Inc*                                   13,345
      3,200 Vitesse Semiconductor Corp*                                   98,800
        100 Waters Corp*                                                   5,894
      9,420 Xerox Corp                                                   957,308
      3,200 Xilinx Inc*                                                  108,800
        100 Yahoo! Inc*                                                   15,750
        500 York International Corp                                       21,781
                                                                     $41,479,956

ENVIRONMENTAL SERVICES --- 0.2%
        200 Allied Waste Industries Inc*                                   4,800
        700 Browning-Ferris Industries Inc                                24,325
      8,662 USA Waste Services Inc*                                      427,686
        700 Waste Management Inc                                          24,500
                                                                        $481,311

FINANCIAL SERVICES --- 0.0%
        400 ContiFinancial Corp*                                           9,250
        100 Ocwen Financial Corp*                                          2,688
        100 Starwood Financial Trust*                                      5,600
                                                                         $17,538

GAS --- 0.2%
      4,600 Enron Corp                                                   248,685
        600 Marketspan Corp                                               17,962
      2,700 NGC Corp                                                      33,750
      1,700 Pogo Producing Co                                             42,713
        500 Seagull Energy Corp*                                           8,281
      2,200 Sonat Inc                                                     84,975
        100 Williams Companies Inc                                         3,375
                                                                        $439,741

HOLDING & INVEST OFFICES --- 0.8%
      7,400 Cognizant Corp                                               466,200
        600 Finova Group Inc                                              33,975
        600 Green Point Financial Corp                                    22,575
      6,100 Green Tree Financial Corp                                    261,153
      5,200 MGIC Investment Corp                                         296,722
        300 Meditrust Corp                                                 8,381
        500 National Commerce Bancorp                                     20,938
      1,100 Provident Financial Group Inc                                 50,188
      8,000 SLM Holding Corp                                             392,000
      4,000 U S Bancorp                                                  172,000
      2,200 US Industries Inc                                             54,450
                                                                      $1,778,582

INDEPENDENT POWER PROD --- 0.0%
      2,000 Calenergy Inc*                                                60,124
                                                                         $60,124

INDUSTRIAL SERVICES --- 11.2%
        100 Affiliated Computer Services Inc*                              3,850
      4,100 Altera Corp*                                                 121,204
      9,600 America Online Inc                                         1,017,600
        600 Arrow Electronics Inc*                                        13,050
      2,000 Autodesk Inc                                                  77,250
     13,700 Automatic Data Processing Inc                                998,387
      9,400 BMC Software Inc*                                            488,208
      9,700 Cadence Design Systems Inc*                                  303,125
      1,900 Cambridge Technology Partners Inc*                           103,787
      3,400 Ceridian Corp*                                               199,750
        530 Choisepoint Inc*                                              26,831
        100 Ciber Inc*                                                     3,800
      2,900 Cintas Corp                                                  147,900
        100 Comdisco Inc                                                   1,900
     19,125 Computer Associates International Inc                      1,062,593
      6,732 Computer Sciences Corp                                       430,848
      6,900 Compuware Corp*                                              352,763
      3,700 Corrections Corporation of America*                           86,950
      3,200 Deluxe Corp                                                  114,598
      2,700 Electronic Arts Inc*                                         145,800
      6,800 Equifax Inc                                                  246,922
     18,070 First Data Corp                                              601,948
      3,750 Fiserv Inc*                                                  159,255
        900 Fluor Corp                                                    45,900
        500 Foster Wheeler Corp                                           10,719
      1,900 Gtech Holdings Corp*                                          64,005
     19,600 HBO & Co                                                     690,900
        100 I2 Technologies Inc*                                           3,513
      4,100 Informix Corp*                                                32,415
      6,000 Interpublic Group of Companies Inc                           364,122
      1,800 Intuit Inc*                                                  110,250
      3,100 Keane Inc*                                                   173,600
        100 Lamar Advertising Co*                                          3,588
     59,606 Lucent Technologies Inc                                    4,958,444
      3,500 Manpower Inc                                                 100,405
     69,100 Microsoft Corp*                                            7,488,713
      1,500 National Data Corp                                            65,625
        900 Olsten Corp                                                   10,068
      7,800 Omnicom Group Inc                                            389,025
     34,750 Oracle Systems Corp*                                         853,530
        200 Outdoor Systems Inc*                                           5,600
     11,800 Parametric Technology Corp*                                  320,075
      6,205 Paychex Inc                                                  252,463
      7,100 Peoplesoft Inc*                                              333,700
      9,100 Pitney Bowes Inc                                             437,938
        200 Platinum Technology Inc*                                       5,712
        100 Policy Management Systems Corp*                                3,925
      2,400 Quintiles Transnational Corp*                                118,049
      2,800 Reynolds & Reynolds Co Class A                                50,924
      4,200 Robert Half International Inc*                               234,675
      1,200 Shared Medical Systems Corp                                   88,124
        100 Snyder Communications Inc*                                     4,400
      1,300 Sterling Software Inc*                                        38,431
      4,300 Sungard Data System Inc*                                     165,013
      2,700 Synopsys Inc*                                                123,525
        700 TeleTech Holdings Inc*                                         8,575
      1,662 Total System Services Inc                                     34,902
        200 TransTexas Gas Corp*                                           1,775
      1,200 Transaction Systems Inc Class A*                              46,200
        100 True North Communications Inc                                  2,925
        760 Wallace Computer Services Inc                                 18,050
      1,000 Western Atlas Inc                                             84,875
                                                                     $24,452,997

INSURANCE --- 1.7%
      1,300 20th Century Industries                                       37,293
        100 AON Corp                                                       7,025
      1,874 Aetna Inc                                                    142,658
      9,100 Aflac Inc                                                    275,839
        100 American Bankers Insurance Group Inc                           6,012
      5,800 American International Group Inc                             846,800
      3,200 Conseco Inc                                                  149,600
      3,100 Erie Indemnity Co Class A                                     89,513
        600 Everest Reinsurance Holdings Inc                              23,062
      3,900 Marsh & McLennan Companies Inc                               235,704
        100 Mercury General Corp                                           6,444
      3,600 Oxford Health Plans Inc*                                      55,123
      2,000 Progressive Corp                                             282,000
        300 Protective Life Corp                                          11,006
        246 Provident Companies Inc                                        8,487
        200 Providian Financial Corp                                      15,712
        100 Reliance Group Holdings Inc                                    1,750
      7,950 SunAmerica Inc                                               456,624
        200 The PMI Group Inc                                             14,675
     14,949 Travelers Group Inc                                          906,283
      3,000 Unum Corp                                                    166,500
                                                                      $3,738,110

MFTG - CONSUMER PRODS --- 14.6%
      7,300 Anheuser-Busch Companies Inc                                 344,465
      5,700 Avon Products Inc                                            441,750
      2,100 Bed Bath & Beyond Inc*                                       108,805
     10,300 Bestfoods                                                    598,039
        400 Brown-Forman Corp Class B                                     25,700
        800 Brunswick Corp                                                19,800
     10,800 Campbell Soup Co                                             573,750
        400 Central Newspapers Inc                                        27,900
    100,200 Coca-Cola Co                                               8,567,100
      9,800 Coca-Cola Enterprises Inc                                    384,650
     13,500 Colgate-Palmolive Co                                       1,188,000
      4,200 CompUSA Inc*                                                  75,860
     22,000 ConAgra Inc                                                  697,114
        850 Corn Products International Inc*                              28,794
      4,700 Dial Corp                                                    121,904
      2,100 Dura Pharmaceuticals Inc*                                     46,988
        100 Ethan Allen Interiors Inc                                      4,994
      3,100 Flowers Industries Inc                                        63,355
        700 Fruit of the Loom Inc Class A*                                23,231
      2,100 Gartner Group Inc Class A*                                    73,500
      5,200 General Mills Inc                                            355,550
     51,365 Gillette Co                                                2,911,728
      5,750 HJ Heinz Co                                                  322,719
      2,600 HON Industries Inc                                            88,400
      2,000 Harcourt General Inc                                         119,000
      1,800 Harte-Hanks Communications Inc                                46,462
        400 Hasbro Inc                                                    15,725
      4,100 Herman Miller Inc                                             99,679
      2,700 Hershey Foods Corp                                           186,300
      2,200 Hillenbrand Industries Inc                                   132,000
        200 Hollinger International Inc                                    3,400
      2,900 Ikon Office Solutions Inc                                     42,230
      1,700 International Flavors & Fragrances Inc                        73,843
      1,800 Interstate Bakeries Co                                        59,737
      3,000 Jones Apparel Group Inc*                                     109,686
      6,700 Kellogg Co                                                   251,665
        200 Knight-Ridder Inc                                             11,012
      1,349 Lancaster Colony Corp                                         51,093
      1,100 Lee Enterprises Inc                                           33,688
      8,600 Leggett & Platt Inc                                          215,000
      1,400 Liz Claiborne Inc                                             73,150
      5,600 Masco Corp                                                   338,800
     13,483 Mattel Inc                                                   570,493
        500 McCormick & Company Inc (nonvtg)                              17,859
      1,000 McGraw-Hill Companies Inc                                     81,562
      1,800 Meredith Corp                                                 84,487
        800 Nabisco Holdings Corp Class A                                 28,850
        900 New York Times Co Class A                                     71,325
      7,300 Newell Co                                                    363,628
      1,200 Nine West Group Inc*                                          32,174
     68,200 Pepsico Inc                                                2,808,953
    111,200 Philip Morris Companies Inc                                4,378,500
      9,000 Pioneer Hi-Bred International Inc                            372,375
      5,900 Primedia Inc*                                                 80,016
      1,300 Quaker Oats Co                                                71,418
        200 RR Donnelley & Sons Co                                         9,150
      4,500 Ralston-Ralston Purina Group                                 525,654
      1,200 Readers Digest Association Inc Class A                        32,550
      5,900 Rubbermaid Inc                                               195,803
     13,400 Sara Lee Corp                                                749,556
        500 Shaw Industries Inc                                            8,813
      1,100 Sodexho Marriott Services                                     31,900
      4,000 Starbucks Corp*                                              213,748
      3,200 The Times Mirror Co Class A                                  201,200
      1,400 Tiffany & Co                                                  67,200
      4,925 Time Warner Inc                                              420,777
        412 Tootsie Roll Industries Inc                                   31,621
      3,700 Tribune Co                                                   254,604
      2,300 Tupperware Corp                                               64,688
      1,000 Tyson Foods Inc Class A                                       21,687
        100 US Foodservice Inc*                                            3,506
      7,700 UST Inc                                                      207,900
      2,300 Unifi Inc                                                     78,775
        900 Valassis Communications Inc*                                  34,706
        700 Viad Corp                                                     19,425
        720 Vlasic Foods International Inc*                               14,490
      2,900 Warnaco Group Inc Class A                                    123,067
      1,900 Westpoint Stevens Inc*                                        62,700
      4,700 Wm Wrigley Jr Co                                             460,600
      1,700 Wolverine World Wide Inc                                      36,868
                                                                     $31,789,194

MFTG - INDUSTRIAL PRODS --- 13.8%
     16,330 3Com Corp*                                                   501,119
     65,800 Abbott Laboratories                                        2,689,575
        800 Air Products & Chemicals Inc                                  32,000
      2,600 Airgas Inc*                                                   37,375
      5,417 Allegheny Teledyne Inc                                       123,914
      3,600 Alza Corp                                                    155,700
     60,000 American Home Products Corp                                3,105,000
      3,300 American Standard Companies Inc*                             147,467
        100 Armstrong World Industries Inc                                 6,737
     10,135 Bay Networks Inc*                                            326,854
      2,100 Bemis Company Inc                                             85,837
        400 Betz Laboratories Inc                                         16,550
      1,450 Blyth Industries Inc*                                         48,212
        800 Cabot Corp                                                    25,850
      3,400 Callaway Golf Co                                              66,936
      1,200 Camco International Inc                                       93,450
      3,200 Centocor Inc*                                                116,000
      8,100 Chiron Corp*                                                 127,065
      3,100 Clorox Co                                                    295,662
     10,600 Corning Inc                                                  368,350
      1,500 Crane Co                                                      72,843
      3,200 Crompton & Knowles Corp                                       80,598
      1,300 Crown Cork & Seal Company Inc                                 61,750
      2,100 Cytec Industries Inc*                                         92,925
      3,000 Danaher Corp                                                 110,061
      1,500 Dover Corp                                                    51,375
      7,800 EI DuPont De Nemours & Co                                    582,075
     22,800 EMC Corp*                                                  1,021,714
      2,150 EVI Weatherford Inc*                                          79,819
      5,200 Ecolab Inc                                                   161,200
      2,400 Electronics for Imaging Inc*                                  50,700
      4,500 Engelhard Corp                                                91,125
      3,025 Fort James Corp                                              134,613
      6,900 Guidant Corp                                                 492,053
        230 Harnischfeger Industries Inc                                   6,512
        200 Harsco Corp                                                    9,162
      4,500 Hercules Inc                                                 185,063
        100 Howmet International Inc*                                      1,500
      1,500 Hussmann International Inc                                    27,843
      1,700 Illinois Tool Works Inc                                      113,368
        800 Immunex Corp*                                                 53,000
     23,760 Kimberly-Clark Corp                                        1,089,990
      1,800 Lear Corp*                                                    92,362
        100 Lyondell Petrochemical Co                                      3,044
        500 Meritor Automotive Inc                                        12,000
      2,400 Microchip Technology Inc*                                     62,700
      2,000 Millipore Corp                                                54,500
      9,300 Minnesota Mining & Manufacturing Co                          764,339
     27,300 Monsanto Co                                                1,525,388
      1,000 Morton International Inc                                      25,000
      4,800 Mylan Laboratories Inc                                       144,298
      1,500 Novellus Systems Inc*                                         53,531
      3,200 Nucor Corp                                                   147,200
        500 Octel Corp*                                                    9,938
      4,500 Owens-Illinois Inc*                                          201,375
        600 PPG Industries Inc                                            41,737
      5,700 Pall Corp                                                    116,850
     59,500 Pfizer Inc                                                 6,466,877
      7,200 Praxair Inc                                                  337,046
      1,100 Precision Castparts Corp                                      58,713
      1,100 RP Scherer Corp*                                              97,488
      1,356 RPM Inc                                                       23,052
      3,900 Raychem Corp                                                 115,292
     33,600 Schering-Plough Corp                                       3,078,600
      3,515 Sealed Air Corp*                                             129,176
      1,600 Sherwin-Williams Co                                           53,000
      1,300 Sigma Aldrich Corp                                            45,663
        300 Snap-On Inc                                                   10,875
      2,060 Solutia Inc                                                   59,095
      1,265 Sonoco Products Co                                            38,266
        100 Stone Container Corp Series E*                                 1,563
        900 The BF Goodrich Co                                            44,663
      1,000 The Stanley Works                                             41,562
      1,600 UCAR International Inc*                                       46,699
      1,200 USG Corp                                                      64,950
      4,400 United States Filter Co*                                     123,473
      1,300 Unova Inc*                                                    27,950
      1,800 Valspar Corp                                                  71,325
        200 Varco International Inc*                                       3,962
      3,500 WR Grace & Co                                                 59,717
     37,500 Warner-Lambert Co                                          2,601,563
      4,000 Watson Pharmaceuticals Inc*                                  186,748
      4,000 Western Digital Corp*                                         47,248
        900 Witco Corp                                                    26,325
      1,500 Worthington Industries Inc                                    22,593
                                                                     $30,076,688

MINING --- 0.1%
      7,400 Freeport-McMoran Copper & Gold Inc Class B                   112,384
        500 Newmont Gold Co                                               12,344
      7,216 Newmont Mining Corp                                          170,478
        400 Southern Peru Copper Corp                                      5,200
                                                                        $300,406

OIL & GAS --- 1.4%
      2,600 Anadarko Petroleum Corp                                      174,686
        700 Apache Corp                                                   22,050
      2,000 BJ Services Company USA*                                      58,124
      6,800 Baker Hughes Inc                                             235,022
      1,515 Burlington Resources Inc                                      65,239
      2,100 Cooper Cameron Corp*                                         107,100
      3,100 Diamond Offshore Drilling Inc                                124,000
      3,400 Dresser Industries Inc                                       149,811
      1,300 Enron Oil & Gas Co                                            26,325
      6,500 Ensco International Inc                                      112,938
        200 Global Industries Ltd*                                         3,375
      6,700 Global Marine Inc*                                           125,203
     12,000 Halliburton Co                                               534,744
      4,600 Nabors Industries Inc*                                        91,135
        100 National-Oilwell Inc*                                          2,681
      1,100 Noble Affiliates Inc                                          41,800
      5,100 Noble Drilling Corp*                                         122,716
      2,090 Ocean Energy Inc*                                             40,885
        300 Oryx Energy Co*                                                6,638
        500 Pennzoil Co                                                   25,313
      1,200 Pioneer Natural Resources Co                                  28,650
      7,522 R&B Falcon Corp*                                             170,185
      3,500 Rowan Companies Inc*                                          68,030
      1,800 Smith International Inc*                                      62,662
      6,400 Tosco Corp                                                   188,000
      2,450 Transocean Offshore Inc                                      109,025
      8,000 Union Pacific Resources Group Inc                            140,496
      2,400 UnoCal Corp                                                   85,800
        900 Valero Energy Corp                                            29,925
        800 Vastar Resources Inc                                          34,950
                                                                      $2,987,508

OTHER TRANS SERVICES --- 0.0%
      2,400 Tidewater Inc                                                 79,200
                                                                         $79,200

RAILROADS --- 0.1%
      2,100 Kansas City Southern Industries Inc                          104,213
      2,300 Wisconsin Central Transportation Corp*                        50,313
                                                                        $154,526

REAL ESTATE --- 0.1%
        100 Amresco Inc*                                                   2,912
        100 Boston Properties Inc                                          3,450
        100 CCB Financial Corp                                            10,625
      2,900 Catellus Development Corp*                                    51,292
      2,800 The Rouse Co                                                  88,024
      3,500 Vornado Realty Trust                                         138,905
        100 Westfield America Inc                                          1,838
                                                                        $297,046

RETAIL TRADE --- 7.8%
        100 Abercrombie & Fitch Co*                                        4,400
      4,000 Albertson's Inc                                              207,248
        100 Amazon Communications Inc*                                     9,975
        598 Autoliv Inc                                                   18,912
      7,000 Autozone Inc*                                                223,559
        100 BJ Wholesale Club Inc*                                         4,062
      1,900 Barnes & Noble Inc*                                           71,130
        100 Best Buy Inc*                                                  3,612
        500 Boise Cascade Office Products Corp*                            7,750
      3,300 Borders Group Inc*                                           122,100
        100 CKE Restaurants Inc                                            4,125
      4,500 Circuit City Stores Inc                                      210,937
      4,893 Consolidated Stores Corp*                                    177,371
      3,664 Corporate Express Inc*                                        46,485
      2,400 Cracker Barrel Old Country Store Inc                          76,200
      6,800 Dayton Hudson Corp                                           329,800
      4,891 Dollar General Corp                                          193,498
      1,950 Dollar Tree Stores Inc*                                       79,219
      5,100 Family Dollar Stores Inc                                      94,350
      1,300 Fastenal Co                                                   60,368
      2,700 Federated Department Stores Inc*                             145,292
        100 Food Lion Inc Class A                                          1,006
        900 Fred Meyer Inc*                                               38,250
        100 Furniture Brands International Inc*                            2,806
     13,800 Gap Inc                                                      850,425
      3,800 General Nutrition Companies Inc*                             118,275
        300 Hannaford Brothers Co                                         13,200
     33,600 Home Depot Inc                                             2,790,883
      2,000 Intimate Brands Inc Class A                                   55,124
      6,100 Kohls Corp*                                                  316,438
      9,200 Kroger Co*                                                   394,450
      1,700 Limited Inc                                                   56,313
     12,200 Lowe's Companies Inc                                         494,856
     28,900 McDonald's Corp                                            1,994,100
        900 Neiman Marcus Group Inc*                                      39,093
        200 Nordstrom Inc                                                 15,450
        100 Nu Skin Asia Pacific Inc*                                      1,950
      4,350 Office Depot Inc*                                            137,295
      2,750 Officemax Inc*                                                45,375
      2,100 Outback Steakhouse Inc*                                       81,900
      1,100 Owens Corning                                                 44,893
      1,700 Pep Boys - Manny Moe & Jack                                   32,193
      5,300 Petsmart Inc*                                                 53,000
        200 Pier 1 Imports Inc                                             4,775
      1,300 Planet Hollywood International Inc*                            9,100
        200 Polo Ralph Lauren Corp*                                        5,600
        200 Proffitts Inc*                                                 8,075
        100 Rexall Sundown Inc*                                            3,525
      7,400 Rite Aid Corp                                                277,959
      2,200 Ross Stores Inc                                               94,600
     21,954 Safeway Inc*                                                 893,242
      2,500 Saks Holdings Inc*                                            69,063
     10,500 Sears Roebuck & Co                                           641,151
     11,537 Staples Inc*                                                 333,846
     14,600 TJX Companies Inc                                            352,225
      2,300 Tandy Corp                                                   122,043
      4,430 Tricon Global Restaurants*                                   140,373
      2,700 Venator Group Inc*                                            51,638
      3,900 Viking Office Products Inc*                                  122,363
     51,700 Wal-Mart Stores Inc                                        3,140,775
     22,700 Walgreen Co                                                  937,782
      2,400 Wendy's International Inc                                     56,400
        100 Whole Foods Market Inc*                                        6,050
        100 Williams-Sonoma Inc*                                           3,181
        500 Winn-Dixie Stores Inc                                         25,594
                                                                     $16,967,028

SECURITIES & COMMODITIES --- 0.5%
      8,500 Charles Schwab & Company Inc                                 276,250
      7,600 Franklin Resources Inc                                       410,400
        300 Lehman Brothers Holdings Inc                                  23,269
      1,100 Morgan Stanley Group                                         100,513
      4,400 T Rowe Price & Associates Inc                                165,273
      2,900 United Asset Management Corp                                  75,580
                                                                      $1,051,285

TELEPHONE --- 0.7%
      6,100 ADC Telecommunications Inc*                                  222,839
      2,900 Ameritech Corp                                               130,137
        200 Bell Atlantic Corp                                             9,125
        700 Century Telephone Enterprises Inc                             32,112
      6,200 Cincinnati Bell Inc                                          177,475
        400 Frontier Corp                                                 12,600
      6,700 GTE Corp                                                     372,688
        200 Global Telesystems Group Inc*                                  9,750
     13,700 SBC Communications Inc                                       548,000
        100 Southern New England Telecommunications Corp                   6,550
        100 Sprint Corp                                                    7,050
                                                                      $1,528,326

TRANSPORTATION --- 0.0%
        100 CNF Transportation Inc                                         4,250
                                                                          $4,250

TRANSPORTATION EQUIPMENT --- 1.6%
     21,900 Allied-Signal Inc                                            971,812
        200 Echlin Inc                                                     9,812
        100 Federal-Mogul Corp                                             6,750
        100 General Motors Corp Series D                                   4,713
      7,000 Harley-Davidson Inc                                          271,250
        100 Orbital Sciences Corp*                                         3,738
      1,750 Sundstrand Corp                                              100,188
        400 Textron Inc                                                   28,675
     30,300 The Boeing Co                                              1,350,229
      9,100 United Technologies Corp                                     841,750
                                                                      $3,588,917

U.S. GOVERNMENTS --- 0.6%
     26,300 Federal Home Loan Mortgage Corp                            1,237,731
                                                                      $1,237,731

WHOLESALE TRADE - INDL --- 0.1%
        400 Jefferson Smurfit Corp*                                        6,287
      1,300 McKesson Corp                                                105,625
      4,400 Sybron International Corp*                                   111,100
                                                                        $223,012

WHOLESALE TRADE -CONSUMER --- 3.5%
      4,800 Avery Dennison Corp                                          258,000
      1,025 Bergen Brunswig Corp Class A                                  47,534
      5,013 Cardinal Health Inc                                          469,969
      8,500 Costco Companies Inc*                                        536,027
      1,600 Estee Lauder Companies                                       111,499
      2,000 Ingram Micro Inc*                                             88,500
      5,800 Nike Inc Class B                                             282,385
     59,000 Procter & Gamble Co                                        5,372,658
      1,000 Reebok International Ltd*                                     27,687
      2,700 Sunbeam-Oster Co                                              28,013
     15,600 Sysco Corp                                                   399,750
      1,600 Tech Data Corp*                                               68,600
                                                                      $7,690,622

TOTAL COMMON STOCK --- 100.0%                                       $218,397,415
(Cost $156,018,349)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $218,397,415
(Cost $156,018,349)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 5.0%
  1,362,953 Federal Home Loan Mortgage Corp                            1,374,020
            Pool #E66283
            6.500% February 1, 2012
  1,860,626 Federal Home Loan Mortgage Corp                            1,875,734
            Gold Pool #E00501
            6.500% July 1, 2012
  4,668,282 Federal Home Loan Mortgage Corp                            4,700,353
            6.500% November 1, 2012
                                                                      $7,950,107

COMMUNICATIONS --- 1.4%
    750,000 360 Communications Co                                        759,983
            6.650% January 15, 2008
    500,000 Clear Channel Communications Inc                             499,210
            6.625% June 15, 2008
  1,000,000 Time Warner Entertainment LP                               1,052,990
            Notes
            7.250% September 1, 2008
                                                                      $2,312,183

CONSUMER SERVICES --- 1.5%
    845,000 FHP International Corp                                       868,576
            Debentures
            7.000% September 15, 2003
    500,000 Hilton Hotels Corp                                           494,370
            7.200% December 15, 2009
  1,072,000 McKesson Corp                                                986,240
            Convertible Notes
            4.500% March 1, 2004
                                                                      $2,349,186

ELECTRIC --- 6.3%
    250,000 Boston Edison Co                                             267,890
            Debentures
            7.800% March 15, 2023
    500,000 Boston Edison Co                                             546,845
            Debentures
            7.800% May 15, 2010
    500,000 Carolina Power & Light Co                                    511,510
            Debentures
            6.875% August 15, 2023
    500,000 Carolina Power & Light Co                                    636,600
            Debentures
            8.625% September 15, 2021
  1,250,000 Consumers Energy Co                                        1,235,875
            7.375% September 15, 2023
    300,000 DQU II Funding Corp                                          331,377
            Debentures
            8.700% June 1, 2016
  1,000,000 Jersey Central Power & Light                               1,040,730
            Debentures
            7.500% May 1, 2023
    500,000 Metropolitan Edison Co                                       540,925
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,723,280
            8.300% December 15, 2022
  1,250,000 Pacific Gas & Electric Co                                  1,629,400
            Debentures
            8.800% May 1, 2024
    250,000 Pennsylvania Power & Light Co                                273,100
            First Mortgage
            7.875% February 1, 2023
    200,000 Philadelphia Electric Co                                     208,820
            First Ref Mortgage
            7.250% November 1, 2024
    150,000 Philadelphia Electric Co                                     158,842
            First Ref Mortgage
            8.750% April 1, 2022
    500,000 Potomac Electric Power Co                                    508,515
            Putable Bond
            6.250% October 15, 2007
    250,000 Public Service Company of Indiana                            250,307
            Debentures
            6.350% November 15, 2006
    250,000 South Carolina Electric & Gas                                272,285
            Bonds
            8.875% August 15, 2021
                                                                     $10,136,301

INDUSTRIAL PRODS & SVCS --- 0.8%
    750,000 Auburn Hills Trust                                         1,236,758
            12.000% May 1, 2020
                                                                      $1,236,758

INSURANCE --- 1.3%
  1,785,000 Equitable Companies Inc                                    2,039,255
            9.000% December 15, 2004
                                                                      $2,039,255

MFTG - INDUSTRIAL PRODS --- 2.0%
    500,000 Quno Corp                                                    535,000
            Debentures
            9.125% May 15, 2005
  1,000,000 Seacor Smit Inc#                                           1,025,000
            7.200% September 15, 2009
  1,500,000 USG Corp                                                   1,668,285
            8.500% August 1, 2005
                                                                      $3,228,285

OIL & GAS --- 2.6%
  1,205,000 Atlantic Richfield Co                                      1,522,168
            Debentures
            10.875% July 15, 2005
  1,500,000 Atlantic Richfield Co                                      2,047,170
            9.875% March 1, 2016
    500,000 Sun Company Inc                                              587,250
            Debentures
            9.375% June 1, 2016
                                                                      $4,156,588

RETAIL TRADE --- 1.0%
  1,500,000 Federated Department Stores Inc                            1,534,575
            6.790% July 15, 2027
                                                                      $1,534,575

SECURITIES & COMMODITIES --- 0.2%
    250,000 Lehman Brothers Holdings Inc                                 300,052
            Senior Notes
            8.800% March 1, 2015
                                                                        $300,052

TELEPHONE --- 2.2%
  2,000,000 Cental Capital                                             2,497,060
            9.000% October 15, 2019
  1,000,000 Frontier Corp                                              1,045,330
            Callable Bond
            7.250% May 15, 2004
                                                                      $3,542,390

U.S. GOVERNMENTS --- 10.8%
 10,000,000 United States of America                                  10,332,800
            Treasury Notes
            6.500% May 31, 2002
  1,500,000 United States of America                                   1,592,805
            Treasury Notes
            6.500% October 15, 2006
  2,250,000 United States of America                                   2,250,360
            Treasury Notes
            5.500% May 31, 2003
  1,500,000 United States of America                                   1,560,705
            Treasury Notes
            6.125% August 15, 2007
  1,500,000 United States of America                                   1,501,875
            Treasury Notes
            5.625% November 30, 1999
                                                                     $17,238,545

TOTAL BONDS --- 35.1%                                                $56,024,225
(Cost $55,074,233)

COMMON STOCK

COMMUNICATIONS --- 1.0%
     54,450 General Cable Corp                                         1,572,244
                                                                      $1,572,244

CONSUMER SERVICES --- 8.3%
     28,500 America Online Inc                                         3,021,000
     18,900 Bristol-Myers Squibb Co                                    2,172,309
      1,400 Compagnie Financiere Richemont AG*                         1,835,778
     58,300 Hilton Hotels Corp                                         1,661,550
     21,000 Merck & Company Inc                                        2,808,750
     28,700 Smithkline Beecham PLC                                     1,736,350
                                                                     $13,235,737

CREDIT INSTITUTIONS --- 7.2%
     32,200 Bank of New York Company Inc                               1,954,121
     11,000 Citicorp                                                   1,641,750
     25,300 Fleet Financial Group Inc                                  2,112,550
     21,400 HF Ahmanson & Co                                           1,519,400
     29,000 Mellon Bank Corp                                           2,019,125
     30,400 NationsBank Corp                                           2,325,600
                                                                     $11,572,546

ELECTRIC --- 0.9%
     40,000 Unicom Corp                                                1,402,480
                                                                      $1,402,480

ELECTRONICS - HIGH TECH --- 5.7%
     45,200 Applied Materials Inc*                                     1,333,400
     25,300 General Electric Co                                        2,302,300
     22,000 International Business Machines Corp                       2,525,864
     24,000 Texas Instruments Inc                                      1,399,488
     15,300 Xerox Corp                                                 1,554,862
                                                                      $9,115,914

HOLDING & INVEST OFFICES --- 1.0%
     66,700 Waddell & Reed Financial                                   1,596,598
                                                                      $1,596,598

INDUSTRIAL SERVICES --- 2.8%
     39,400 AC Nielsen Corp*                                             994,850
     34,000 Ceridian Corp*                                             1,997,500
     42,000 First Data Corp                                            1,399,104
                                                                      $4,391,454

INSURANCE --- 2.3%
     30,000 Cigna Corp                                                 2,070,000
     38,000 Travelers Property Casualty Corp                           1,629,250
                                                                      $3,699,250

MFTG - CONSUMER PRODS --- 4.6%
     32,400 Anheuser-Busch Companies Inc                               1,528,859
     21,000 Colgate-Palmolive Co                                       1,848,000
     36,000 Gillette Co                                                2,040,732
     17,000 Ralston-Ralston Purina Group                               1,985,804
                                                                      $7,403,395

MFTG - INDUSTRIAL PRODS --- 4.9%
     38,000 Fort James Corp                                            1,691,000
     28,500 Monsanto Co                                                1,592,437
     39,700 Owens-Illinois Inc*                                        1,776,575
     22,700 Reynolds Metals Co                                         1,269,770
     21,600 Warner-Lambert Co                                          1,498,500
                                                                      $7,828,282

OIL & GAS --- 6.2%
     21,000 Chevron Corp                                               1,744,302
     18,500 Coastal Corp                                               1,291,522
    120,600 EEX Corp*                                                  1,130,625
     31,300 Exxon Corp                                                 2,232,066
     28,000 Schlumberger Ltd                                           1,912,736
     42,600 UnoCal Corp                                                1,522,950
                                                                      $9,834,201

RETAIL TRADE --- 9.3%
     54,500 Consolidated Stores Corp*                                  1,975,625
     52,400 Dayton Hudson Corp                                         2,541,400
     54,968 Dollar General Corp                                        2,174,644
     37,300 Federated Department Stores Inc*                           2,007,188
     41,700 Proffitts Inc*                                             1,683,637
     49,900 Tandy Corp                                                 2,647,794
     55,800 Williams-Sonoma Inc*                                       1,775,110
                                                                     $14,805,398

TELEPHONE --- 2.5%
     39,200 Bell Atlantic Corp                                         1,788,500
     40,000 GTE Corp                                                   2,225,000
                                                                      $4,013,500

TRANSPORTATION --- 1.3%
     47,600 CNF Transportation Inc                                     2,023,000
                                                                      $2,023,000

TRANSPORTATION EQUIPMENT --- 1.2%
      4,000 Northrop Grumman Corp                                        412,500
     21,100 Textron Inc                                                1,512,596
                                                                      $1,925,096

WHOLESALE TRADE -CONSUMER --- 1.8%
     18,500 Procter & Gamble Co                                        1,684,647
     73,175 Tasty Baking Co                                            1,138,749
                                                                      $2,823,396

TOTAL COMMON STOCK --- 60.9%                                         $97,242,491
(Cost $84,379,222)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.3%
  2,000,000 Ford Motor Credit Co                                       1,997,850
                                                                      $1,997,850

ELECTRONICS - HIGH TECH --- 0.6%
  1,000,000 General Electric Co                                          999,226
                                                                        $999,226

SECURITIES & COMMODITIES --- 2.1%
  3,418,000 Merrill Lynch & Co Inc                                     3,418,000
                                                                      $3,418,000

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                 $6,415,076
(Cost $6,415,076)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $159,681,792
(Cost $145,868,531)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AIR --- 0.7%
     15,200 Eagle USA Airfreight Inc*                                    527,242
                                                                        $527,242

COMMUNICATIONS --- 3.9%
     32,000 Concord Communications Inc*                                  818,209
      9,000 Geotel Communications Corp*                                  366,750
     27,000 ICG Communications Inc*                                      987,174
     40,000 Microcell Telecommunications*                                360,000
     20,000 Premisys Communications Inc*                                 497,500
                                                                      $3,029,633

CONSTRUCTION --- 0.2%
      9,000 Stolt Comex Seaway SA*                                       157,500
                                                                        $157,500

CONSUMER SERVICES --- 15.0%
     12,900 AHL Services Inc*                                            507,938
     87,200 Aeroflex Inc*                                                904,700
     41,500 BEBE Stores Inc*                                             544,688
     11,000 Bally Total Fitness*                                         396,000
     11,500 Boron Lepore & Associates*                                   437,000
     20,300 CSK Auto Corp*                                               512,575
     47,200 Capital Senior Living Corp*                                  566,400
     20,000 Duane Reade Inc*                                             600,000
     12,000 Healthcare Financial Partners Inc*                           735,744
     24,400 Interim Services Inc*                                        783,850
     20,150 Labor Ready Inc*                                             608,268
     21,900 NCS HealthCare Inc Class A*                                  624,150
     23,400 Ocular Sciences Inc*                                         760,500
     45,000 Osteotech Inc*                                               798,750
     27,500 Petersen Companies Inc*                                      704,688
     31,000 Prime Hospitality Corp*                                      540,547
     10,000 SFX Entertainment*                                           458,750
     31,000 Sunrise Assisted Living Inc*                               1,065,850
                                                                     $11,550,398

CREDIT INSTITUTIONS --- 1.6%
     24,000 Concord EFS Inc*                                             627,000
     12,200 FirstFed Financial Corp*                                     634,400
                                                                      $1,261,400

ELECTRONICS - HIGH TECH --- 28.0%
     34,000 Aehr Test Systems*                                           202,912
     12,500 Applied Micro Circuits Corp*                                 323,438
     19,300 Aspect Telecommunications Corp*                              528,338
     16,000 Aspen Technology Inc*                                        808,000
     39,100 Atlantic Data Services Inc*                                  750,212
     35,000 Bea Systems Inc*                                             802,795
     28,200 Brightstar Information Tech*                                 391,275
      9,800 CBT Group PLC Sponsored ADR*                                 524,300
     38,300 Cerprobe Corp*                                               502,688
     11,200 Citrix Systems Inc*                                          765,800
     14,000 Comverse Technology Inc*                                     726,250
     37,200 Cotelligent Group*                                           869,550
     27,400 Datastream Systems Inc*                                      522,299
     18,000 Flextronics International Ltd*                               783,000
     37,300 Gilat Satellite Networks Ltd*                              1,247,425
     21,000 Harbinger Corp*                                              507,927
     20,000 IDT Corp*                                                    601,240
     16,000 Integrated Electrical Services*                              322,000
     30,000 Level One Communications Inc*                                705,000
     20,000 Metro Information Services Inc*                              782,500
     48,000 Mobius Management Systems*                                   720,000
     15,200 Natural Microsystems Corp*                                   243,200
     18,000 Nice Systems Ltd Sponsored ADR*                              675,000
     30,000 Peerless Systems Corp*                                       622,500
     38,200 Peregrine Systems Inc*                                     1,088,700
     12,000 Qlogic Corp*                                                 428,244
     29,000 Quadramed Corp*                                              792,048
     18,500 Saville Systems Ireland PLC ADR*                             927,313
      6,000 Simak Techniek NV                                          1,260,765
     39,000 Sipex Corp*                                                  838,500
     27,000 VLSI Technology Inc*                                         453,087
     23,075 Wind River Systems*                                          827,816
                                                                     $21,544,122

ENVIRONMENTAL SERVICES --- 1.6%
     30,000 Allied Waste Industries Inc*                                 720,000
     30,000 Tetra Technologies Inc*                                      495,000
                                                                      $1,215,000

FINANCIAL SERVICES --- 1.9%
     31,900 Diamond Technology Partners Inc*                             964,975
      8,000 Metris Companies Inc*                                        510,000
                                                                      $1,474,975

HOLDING & INVEST OFFICES --- 0.5%
     25,000 Criimi Mae Inc                                               346,875
                                                                        $346,875

INDUSTRIAL PRODS & SVCS --- 2.0%
     20,400 Moog Inc*                                                    779,015
     34,000 TSI International Software Inc*                              777,750
                                                                      $1,556,765

INDUSTRIAL SERVICES --- 6.7%
     20,000 AC Nielsen Corp*                                             505,000
     31,000 AXENT Technologies Inc*                                      949,375
     45,000 Alternative Resources Corp*                                  556,875
      8,000 Lycos Inc*                                                   603,000
     31,650 NCO Group Inc*                                               696,300
     22,100 Profit Recovery Group International Inc*                     617,408
     40,000 Renaissance Worldwide Inc*                                   870,000
     24,200 Willbros Group Inc*                                          378,125
                                                                      $5,176,083

INSURANCE --- 3.5%
     35,300 HCC Insurance Holdings Inc                                   776,600
     16,000 Inspire Insurance Solutions*                                 532,000
     10,600 Mercury General Corp                                         683,032
     12,000 Orion Capital Corp                                           670,500
                                                                      $2,662,132

MFTG - CONSUMER PRODS --- 8.1%
     30,000 Advanced Lighting Technologies*                              697,500
     30,000 Helen of Troy Ltd*                                           660,000
     36,770 Ivex Packaging Corp*                                         854,903
     52,000 Playtex Products Inc*                                        828,724
     23,000 Quicksilver Inc*                                             458,551
     40,000 Weider Nutrition International Inc                           680,000
     26,000 Westpoint Stevens Inc*                                       858,225
     20,000 Wild Oats Markets Inc*                                       607,500
     36,650 Zomax Optical Media Inc*                                     563,494
                                                                      $6,208,897

MFTG - INDUSTRIAL PRODS --- 0.2%
     20,000 General Scanning Inc*                                        178,740
                                                                        $178,740

MINING --- 1.0%
     48,000 Petsec Energy Ltd*                                           776,976
                                                                        $776,976

OIL & GAS --- 3.0%
     30,500 Key Energy Group Inc*                                        400,313
     34,950 Newfield Exploration Co*                                     869,381
     30,000 Patterson Energy Inc*                                        293,430
     20,400 Precision Drilling Corp*                                     400,350
     18,000 Stolt Comex Seaway*                                          348,750
                                                                      $2,312,224

OTHER TRANS SERVICES --- 1.4%
     43,000 Brightpoint Inc*                                             623,500
     40,000 Remec Inc*                                                   455,000
                                                                      $1,078,500

REAL ESTATE --- 1.7%
     21,000 Amresco Inc*                                                 611,625
     33,500 Intrawest Corp                                               667,890
                                                                      $1,279,515

RETAIL TRADE --- 7.4%
     22,000 Cost Plus Inc*                                               654,500
     42,000 Family Dollar Stores Inc                                     777,000
     19,000 O'Reilly Automotive Inc*                                     684,000
     64,000 Petsmart Inc*                                                640,000
     27,800 Proffitts Inc*                                             1,122,650
     15,300 Stage Stores Inc*                                            692,325
     16,800 The Men's Wearhouse Inc*                                     554,400
     12,700 Transworld Entertainment Corp*                               547,688
                                                                      $5,672,563

TELEPHONE --- 0.9%
     17,000 Pacific Gateway Exchange Inc*                                681,054
                                                                        $681,054

WHOLESALE TRADE -CONSUMER --- 2.3%
     38,000 Daisytek International Corp*                                 966,606
     20,000 Safeguard Scientifics Inc*                                   833,740
                                                                      $1,800,346

TOTAL COMMON STOCK --- 91.5%                                         $70,490,940
(Cost $62,837,951)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.1%
  1,400,000 American Express Co                                        1,398,085
  1,000,000 Ford Motor Credit Co                                         999,844
                                                                      $2,397,929

HOLDING & INVEST OFFICES --- 0.6%
    500,000 American General Finance Corp                                499,067
                                                                        $499,067

SECURITIES & COMMODITIES --- 4.8%
  3,673,000 Merrill Lynch & Co Inc                                     3,673,000
                                                                      $3,673,000

TOTAL SHORT-TERM INVESTMENTS --- 8.5%                                 $6,569,996
(Cost $6,569,996)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                  $77,060,936
(Cost $69,407,947)


The Maxim Series Fund

Investment Grade Corporate Bond Portfolio

BONDS

AGENCY --- 2.0%
  2,245,000 US Department of Veterans Affairs                          2,325,663
            Vendee Trust 1995-3 1H
            7.250% December 15, 2002
                                                                      $2,325,663

AIR --- 2.5%
  3,000,000 Swire Pacific Ltd#                                         2,870,520
            Notes
            8.500% September 29, 2004
                                                                      $2,870,520

CANADIAN - PROVINCIAL --- 7.4%
  5,000,000 Ontario Province                                           5,309,550
            Global Notes
            7.750% June 4, 2002
  3,000,000 Saskatchewan                                               3,304,800
            Yankee Notes - FSA Wrapped
            8.000% July 15, 2004
                                                                      $8,614,350

CREDIT INSTITUTIONS --- 17.2%
  3,000,000 Aristar Inc                                                3,007,590
            Notes
            6.125% December 1, 2000
  4,000,000 Associates Corp North America                              4,139,520
            Medium Term Notes
            6.870% August 12, 2002
  5,000,000 Banc One Corp                                              5,049,800
            Senior Notes
            6.250% September 1, 2000
  4,500,000 General Electric Capital Corp                              4,785,508
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  3,000,000 Heller Financial Inc                                       3,085,569
            Medium Term Notes
            7.210% September 13, 2001
                                                                     $20,067,987

ELECTRIC --- 8.9%
  3,000,000 Iberdrola International#                                   3,121,320
            Notes
            7.125% June 1, 2003
  3,000,000 PP&L Resources Inc                                         3,007,200
            Remarketable Putable First Mortgage
            6.125% May 1, 2001
  4,000,000 Union Electric Co                                          4,284,840
            First Mortgage Bonds
            7.650% July 15, 2003
                                                                     $10,413,360

FOREIGN BANKS --- 14.0%
  5,000,000 Asian Development Bank                                     5,005,905
            Global Notes
            5.750% May 19, 2003
  3,000,000 Bayerische Landesbanken NY                                 3,037,922
            Medium Term Notes
            6.375% August 31, 2000
  5,000,000 Canadian Imperial Bank of Commerce                         5,043,150
            Deposit Notes
            6.200% August 1, 2000
  3,000,000 KFW International Finance                                  3,223,380
            Notes
            7.625% February 15, 2004
                                                                     $16,310,357

FOREIGN GOVERNMENTS --- 3.6%
  4,000,000 Yokohama City                                              4,230,400
            Eurodollar Notes
            8.000% November 20, 2001
                                                                      $4,230,400

LEASING --- 2.8%
  3,000,000 US Leasing International                                   3,244,800
            Senior Notes
            8.750% December 1, 2001
                                                                      $3,244,800

MFTG - INDUSTRIAL PRODS --- 9.3%
  5,000,000 Illinois Tool Works Inc                                    4,999,350
            Notes
            5.875% March 1, 2000
  3,000,000 Imperial Chemical Industries PLC                           3,059,700
            Euro Medium Term Note
            6.750% August 7, 2002
  2,746,000 Ingersoll-Rand Co                                          2,757,478
            Senior Notes
            6.255% February 15, 2001
                                                                     $10,816,528

OIL & GAS --- 5.4%
  2,000,000 BP America Inc                                             2,046,250
            Guaranteed Eurodollar Notes
            9.750% March 1, 1999
  4,550,000 Petroleum Nasional Bhd                                     4,209,387
            Notes
            6.625% October 18, 2001
                                                                      $6,255,637

RETAIL TRADE --- 4.1%
  4,700,000 Wal-Mart Stores Inc                                        4,793,013
            Notes
            6.500% June 1, 2003
                                                                      $4,793,013

SECURITIES & COMMODITIES --- 9.3%
  1,250,000 Lehman Brothers Inc                                        1,313,813
            Notes
            7.360% December 15, 2003
  5,000,000 Merrill Lynch & Co                                         5,060,050
            Medium Term Notes
            6.375% October 1, 2001
  4,270,000 World Financial Network Credit Card Master Trust           4,515,413
            Credit Card Mst Tr 1996-B Cl A
            6.950% April 15, 2006
                                                                     $10,889,276

TELEPHONE --- 10.5%
  2,000,000 Frontier Corp#                                             2,006,200
            Pats
            6.250% December 15, 1999
  5,000,000 New England Telephone & Telegraph                          5,084,500
            Bonds Mopprs
            6.300% December 16, 2002
  5,000,000 Southwestern Bell Telephone Co                             5,137,550
            Medium Term Notes
            6.580% August 26, 2003
                                                                     $12,228,250

U.S. GOVERNMENTS --- 2.6%
  3,000,000 Federal National Mortgage Association                      2,996,730
            Global Notes
            5.750% June 15, 2005
                                                                      $2,996,730

TOTAL BONDS --- 99.4%                                               $116,056,871
(Cost $115,010,620)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 0.6%
    699,000 Merrill Lynch & Co Inc                                       699,000
                                                                        $699,000

TOTAL SHORT-TERM INVESTMENTS --- 0.6%                                   $699,000
(Cost $699,000)

TOTAL INVESTMENT GRADE CORPORATE BOND PORTFOLIO --- 100.0%          $116,755,871
(Cost $115,709,620)


The Maxim Series Fund

Mid-Cap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 8.4%
     27,000 Comcast Corp Class A                                       1,096,011
     21,500 Cox Communications Inc*                                    1,041,395
     17,000 Jacor Communications Inc Class A*                          1,003,000
     27,100 Nova Corp / Georgia*                                         968,825
     48,500 OmniPoint Corp*                                            1,112,444
     83,000 Paging Network Inc*                                        1,162,000
     22,000 Univision Communications Inc*                                819,500
     13,500 Vanguard Cellular Systems Inc Class A*                       254,813
     68,500 Western Wireless Corp*                                     1,365,685
                                                                      $8,823,673

CONSUMER SERVICES --- 17.8%
      3,300 Accustaff Inc*                                               103,125
     35,000 Biogen Inc*                                                1,715,000
     14,000 Cendant Corp*                                                292,250
     25,000 Checkfree Holdings Corp*                                     735,925
     55,000 Covance Inc*                                               1,237,500
     41,500 Galileo International Inc                                  1,870,073
     25,000 Henry Schein Inc*                                          1,153,125
     42,000 Interim Services Inc*                                      1,349,250
     30,000 Omnicare Inc                                               1,143,750
     22,000 Premier Parks Inc*                                         1,465,750
     42,500 Quorum Health Group Inc*                                   1,126,250
     16,600 Romac International Inc*                                     504,225
     21,500 Royal Caribbean Cruises Ltd                                1,709,250
     23,000 Suiza Foods Corp*                                          1,372,801
     27,000 Teva Pharmaceutical Industries Ltd                           950,049
     33,500 Total Renal Care Holdings Inc*                             1,155,750
     19,500 United States Surgical Corp                                  889,688
                                                                     $18,773,761

CREDIT INSTITUTIONS --- 1.7%
     14,500 Capital One Financial Corp                                 1,800,711
                                                                      $1,800,711

ELECTRONICS - HIGH TECH --- 10.5%
     40,500 Analog Devices Inc*                                          994,761
     26,000 Anixter International Inc*                                   495,612
     44,500 Berg Electronics Corp*                                       870,509
     23,000 DST Systems Inc*                                           1,288,000
      5,700 Learning Company Inc*                                        168,862
     36,000 MSC Industrial Direct Company Inc*                         1,026,000
     31,000 Maxim Integrated Products Inc*                               982,297
     20,500 Network Associates Inc*                                      981,437
     16,500 PMC Sierra Inc*                                              773,437
     25,000 Security Dynamics Technologies Inc*                          462,500
     25,000 Sterling Commerce Inc*                                     1,212,500
     27,000 Teleflex Inc                                               1,026,000
     23,000 Xilinx Inc*                                                  782,000
                                                                     $11,063,915

ENVIRONMENTAL SERVICES --- 0.9%
     18,500 USA Waste Services Inc*                                      913,438
                                                                        $913,438

FINANCIAL SERVICES --- 1.1%
      5,000 Heller Financial Inc*                                        150,000
     42,500 Waddell & Reed Financial                                   1,017,323
                                                                      $1,167,323

HOLDING & INVEST OFFICES --- 2.2%
      3,000 Fairfax Financial Holdings*                                1,170,210
     21,000 Finova Group Inc                                           1,189,125
                                                                      $2,359,335

INDUSTRIAL SERVICES --- 9.8%
      7,800 Acxiom Corp*                                                 194,509
      7,000 Advo Inc*                                                    197,309
     51,000 Affiliated Computer Services Inc Class A*                  1,963,500
     17,500 BMC Software Inc*                                            908,898
     31,000 Corrections Corporation of America*                          728,500
     26,000 National Data Corp                                         1,137,500
     61,000 Outdoor Systems Inc*                                       1,708,000
     42,500 Renaissance Worldwide Inc*                                   924,375
     35,000 Sungard Data System Inc*                                   1,343,125
     26,000 Synopsys Inc*                                              1,189,500
                                                                     $10,295,216

INSURANCE --- 3.1%
     25,000 Ace Ltd                                                      975,000
     24,000 Partnerre Ltd                                              1,224,000
     30,000 Protective Life Corp                                       1,100,610
                                                                      $3,299,610

MFTG - CONSUMER PRODS --- 6.5%
     15,500 Catalina Marketing Corp*                                     805,023
     42,500 Dura Pharmaceuticals Inc*                                    950,937
     27,500 Gymboree Corp*                                               416,790
        200 Ikon Office Solutions Inc                                      2,912
     21,000 Sodexho Marriott Services                                    609,000
     49,000 US Foodservice Inc*                                        1,718,038
     56,000 Warnaco Group Inc Class A                                  2,376,472
                                                                      $6,879,172

MFTG - INDUSTRIAL PRODS --- 8.6%
     11,500 Agouron Pharmaceutical Inc*                                  348,588
     24,000 Alza Corp                                                  1,038,000
     17,500 Camco International Inc                                    1,362,813
     27,000 Centocor Inc*                                                978,750
     37,000 Danaher Corp                                               1,357,419
     30,000 Gilead Sciences Inc*                                         961,860
     21,500 Great Lakes Chemical Corp                                    847,895
     10,000 Medimmune Inc*                                               623,750
     25,000 Microchip Technology Inc*                                    653,125
      8,400 RP Scherer Corp*                                             744,450
      3,737 United States Filter Co*                                     104,868
                                                                      $9,021,518

MINING --- 1.1%
    102,000 Battle Mountain Gold Co                                      605,574
     42,500 Cambior Inc                                                  249,688
    104,000 TVX Gold Inc*                                                318,448
                                                                      $1,173,710

OIL & GAS --- 2.1%
     11,500 Cooper Cameron Corp*                                         586,500
     43,500 Ocean Energy Inc*                                            850,947
     23,000 Smith International Inc*                                     800,676
                                                                      $2,238,123

REAL ESTATE --- 2.7%
     33,000 Amresco Inc*                                                 961,125
     36,500 Indymac Mortgage Holdings Inc                                830,375
     40,500 Security Capital Group Class B*                            1,078,313
                                                                      $2,869,813

RETAIL TRADE --- 10.0%
     42,500 Autozone Inc*                                              1,357,323
     30,000 BJ Wholesale Club Inc*                                     1,218,750
     33,000 Circuit City Stores Inc                                    1,546,875
     99,000 Corporate Express Inc*                                     1,256,013
     25,000 Fred Meyer Inc*                                            1,062,500
     32,000 General Nutrition Companies Inc*                             996,000
     19,500 Kohls Corp*                                                1,011,562
     29,000 Outback Steakhouse Inc*                                    1,131,000
     29,000 Shopko Stores Inc*                                           986,000
                                                                     $10,566,023

SECURITIES & COMMODITIES --- 0.9%
     17,800 Franklin Resources Inc                                       961,200
                                                                        $961,200

TRANSPORTATION EQUIPMENT --- 1.3%
     45,500 BE Aerospace Inc*                                          1,325,188
                                                                      $1,325,188

WHOLESALE TRADE - INDL --- 1.0%
     43,500 Sybron International Corp*                                 1,098,375
                                                                      $1,098,375

WHOLESALE TRADE -CONSUMER --- 1.4%
     19,700 Costco Companies Inc*                                      1,242,321
     12,500 Richfood Holdings Inc                                        258,587
                                                                      $1,500,908

TOTAL COMMON STOCK --- 91.3%                                         $96,131,012
(Cost $84,123,959)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.4%
  1,000,000 Associates Corporation of North America                      999,080
  1,500,000 Ford Motor Credit Co                                       1,496,551
                                                                      $2,495,631

ELECTRONICS - HIGH TECH --- 0.8%
    800,000 Sharp Electronics Corp                                       799,138
                                                                        $799,138

HOLDING & INVEST OFFICES --- 0.9%
  1,000,000 American General Finance Corp                                997,857
                                                                        $997,857

SECURITIES & COMMODITIES --- 4.6%
  4,832,000 Merrill Lynch & Co Inc                                     4,832,000
                                                                      $4,832,000

TOTAL SHORT-TERM INVESTMENTS --- 8.7%                                 $9,124,626
(Cost $9,124,626)

TOTAL MID-CAP GROWTH PORTFOLIO --- 100.0%                           $105,255,638
(Cost $93,248,585)


The Maxim Series Fund

Mid-Cap Portfolio

COMMON STOCK

COMMUNICATIONS --- 17.9%
    216,910 Chancelor Media Corp*                                     10,770,883
     46,530 Clear Channel Communications Inc*                          5,077,586
     74,180 Comcast Corp Class A                                       3,011,189
     44,250 HA-LO Industries Inc*                                      1,377,281
    265,295 Heftel Broadcasting Corp Class A*                         11,871,951
     67,095 Jacor Communications Inc Class A*                          3,958,605
     70,705 Mediaone Group Inc*                                        3,106,565
    109,475 Metromedia International Group Inc*                        1,306,803
    174,520 Univision Communications Inc*                              6,500,870
    125,245 Western Wireless Corp*                                     2,497,010
                                                                     $49,478,743

CONSUMER SERVICES --- 23.5%
    454,607 Apollo Group Inc Class A*                                 15,030,217
     31,330 CVS Corp                                                   1,219,896
    193,410 Capstar Broadcasting Corp*                                 4,859,426
     22,370 Cyberonics Inc*                                              237,681
     51,262 Family Golf Centers Inc*                                   1,297,544
     82,179 Healthcare Financial Partners Inc*                         5,038,559
    214,555 ITT Educational Services Inc*                              6,919,399
     29,025 Incyte Pharmaceuticals Inc*                                  990,478
    334,810 Omnicare Inc                                              12,764,631
     72,325 Premier Parks Inc*                                         4,818,653
     43,955 Royal Caribbean Cruises Ltd                                3,494,423
     89,955 Ryanair Holdings PLC*                                      3,204,647
    110,525 SFX Entertainment*                                         5,070,334
                                                                     $64,945,888

CREDIT INSTITUTIONS --- 6.1%
     14,435 Capital One Financial Corp                                 1,792,639
     99,960 Medallion Financial Corp                                   2,748,900
     54,895 Northern Trust Corp                                        4,185,744
    105,820 Star Banc Corp                                             6,759,253
     17,680 US Trust Corp                                              1,348,100
                                                                     $16,834,636

ELECTRIC --- 1.9%
    101,940 AES Corp*                                                  5,358,170
                                                                      $5,358,170

ELECTRONICS - HIGH TECH --- 11.9%
     28,570 At Home Corp*                                              1,351,704
    115,696 MSC Industrial Direct Company Inc Class A*                 3,297,336
    103,225 Maxim Integrated Products Inc*                             3,270,890
     14,840 Sepracor Inc*                                                615,860
    117,700 Sipex Corp*                                                2,530,550
    117,215 Sofamor Danek Group Inc*                                  10,146,365
    373,490 Vitesse Semiconductor Corp*                               11,531,504
                                                                     $32,744,209

FINANCIAL SERVICES --- 1.5%
     61,955 American Capital Strategies                                1,417,221
    139,190 Capital Trust Class A*                                     1,339,704
     26,870 Newcourt Credit Group Inc                                  1,321,655
                                                                      $4,078,580

HOLDING & INVEST OFFICES --- 1.1%
      5,240 M & T Bank Corp                                            2,902,960
                                                                      $2,902,960

INDUSTRIAL PRODS & SVCS --- 1.7%
    538,877 Capita Group PLC                                           4,654,024
                                                                      $4,654,024

INDUSTRIAL SERVICES --- 13.9%
     77,035 America Online Inc                                         8,165,710
    250,895 Cadence Design Systems Inc*                                7,840,469
    257,422 Outdoor Systems Inc*                                       7,207,816
     71,205 Parametric Technology Corp*                                1,931,436
    267,383 Paychex Inc                                               10,879,012
     24,545 Robert Half International Inc*                             1,371,452
     20,075 Snyder Communications Inc*                                   883,300
                                                                     $38,279,195

INSURANCE --- 3.7%
     73,070 Progressive Corp                                          10,302,870
                                                                     $10,302,870

MFTG - CONSUMER PRODS --- 0.3%
     24,670 Gartner Group Inc Class A*                                   863,450
                                                                        $863,450

MFTG - INDUSTRIAL PRODS --- 4.1%
     56,605 Alza Corp                                                  2,448,166
     98,450 Medimmune Inc*                                             6,140,819
     56,785 Watson Pharmaceuticals Inc*                                2,651,121
                                                                     $11,240,106

RETAIL TRADE --- 8.6%
     56,465 Fastenal Co                                                2,622,065
  2,007,898 JD Wetherspoon PLC                                         9,655,451
    796,052 PizzaExpress PLC                                          11,390,970
                                                                     $23,668,486

SECURITIES & COMMODITIES --- 1.0%
     85,042 Charles Schwab & Company Inc                               2,763,865
                                                                      $2,763,865

TOTAL COMMON STOCK --- 97.2%                                        $268,115,182
(Cost $204,708,386)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 2.8%
  7,828,000 Merrill Lynch & Co Inc                                     7,828,000
                                                                      $7,828,000

TOTAL SHORT-TERM INVESTMENTS --- 2.8%                                 $7,828,000
(Cost $7,828,000)

TOTAL MID-CAP PORTFOLIO --- 100.0%                                  $275,943,182
(Cost $212,536,386)


The Maxim Series Fund

Money Market Portfolio

SHORT-TERM INVESTMENTS

AGENCY --- 2.0%
  5,000,000 Federal Home Loan Mortgage Corp                            5,000,000
  5,000,000 Federal National Mortgage Association                      5,000,460
                                                                     $10,000,460

CANADIAN - PROVINCIAL --- 0.2%
  1,000,000 Manitoba                                                   1,007,049
                                                                      $1,007,049

CONSUMER SERVICES --- 4.8%
 25,000,000 Walt Disney Co                                            24,458,547
                                                                     $24,458,547

CREDIT INSTITUTIONS --- 20.0%
 20,700,000 American Express Co                                       20,463,439
  5,000,000 Associates Corporation of North America                    5,000,000
  8,400,000 Associates Corporation of North America                    8,376,060
  1,000,000 Associates Corporation of North America                    1,014,604
  1,050,000 Chrysler Financial Corp                                    1,049,022
  1,800,000 Ford Motor Credit Co                                       1,795,635
 18,900,000 Ford Motor Credit Co                                      18,717,070
  1,000,000 Household Finance Corp                                     1,003,189
 14,000,000 Paccar Financial Corp                                     13,848,019
  5,000,000 Student Loan Marketing Association                         4,998,030
  3,000,000 Student Loan Marketing Association                         3,000,000
 18,000,000 Toyota Motor Credit Corp                                  17,838,772
  5,000,000 TransAmerica Financial Corp                                4,958,750
                                                                    $102,062,590

ELECTRIC --- 6.9%
 15,000,000 Duke Power Co                                             14,922,367
 18,000,000 Electricity de France                                     17,704,887
  2,450,000 New England Power Co                                       2,442,068
                                                                     $35,069,322

ELECTRONICS - HIGH TECH --- 13.6%
  5,840,000 Emerson Electric Co                                        5,759,398
 22,800,000 General Electric Co                                       22,447,754
 10,000,000 Motorola Inc                                               9,882,789
 22,150,000 Sharp Electronics Corp                                    22,041,022
  9,500,000 Xerox Corp                                                 9,442,374
                                                                     $69,573,337

FINANCIAL SERVICES --- 7.5%
 12,000,000 KFW International Finance                                 11,978,080
 10,500,000 Novartis Finance Corp                                     10,474,174
  2,000,000 Salomon Inc                                                2,040,949
  1,000,000 Salomon Inc                                                  998,590
 13,000,000 Salomon Smith Barney Holdings                             12,986,047
                                                                     $38,477,840

FOREIGN BANKS --- 4.6%
 19,075,000 Bank of Nova Scotia                                       18,818,400
  5,000,000 Bank of Nova Scotia                                        4,920,989
                                                                     $23,739,389

FOREIGN GOVERNMENTS --- 0.5%
  2,500,000 Hydro-Quebec                                               2,532,441
                                                                      $2,532,441

HOLDING & INVEST OFFICES --- 3.7%
 19,000,000 American General Finance Corp                             18,776,028
                                                                     $18,776,028

INSURANCE --- 0.8%
  4,300,000 Metlife Funding Inc                                        4,264,267
                                                                      $4,264,267

LEASING --- 4.1%
 21,000,000 International Lease Finance Co                            20,775,322
                                                                     $20,775,322

MFTG - CONSUMER PRODS --- 4.9%
  4,138,000 Cadbury Schweppes                                          4,128,483
 21,000,000 Campbell Soup Co                                          20,824,742
                                                                     $24,953,225

MFTG - INDUSTRIAL PRODS --- 1.5%
  7,700,000 EI DuPont De Nemours & Co                                  7,622,923
                                                                      $7,622,923

SECURITIES & COMMODITIES --- 10.1%
  5,000,000 Bear Stearns Companies Inc                                 5,000,000
  3,000,000 Bear Stearns Companies Inc                                 3,000,000
  5,000,000 Bear Stearns Companies Inc                                 5,000,000
  1,000,000 Bear Stearns Companies Inc                                   998,523
  5,000,000 Bear Stearns Companies Inc                                 5,000,000
  2,500,000 Bear Stearns Companies Inc                                 2,500,000
  3,000,000 Bear Stearns Companies Inc                                 3,000,000
  7,000,000 Merrill Lynch & Co Inc                                     6,936,543
  5,000,000 Merrill Lynch & Co Inc                                     5,000,000
 15,400,000 Morgan Stanley Group                                      15,235,617
                                                                     $51,670,683

TRANSPORTATION EQUIPMENT --- 9.1%
 21,800,000 Daimler-Benz                                              21,645,340
 25,000,000 Mitsubishi International Corp                             24,883,800
                                                                     $46,529,140

U.S. GOVERNMENTS --- 1.0%
  5,000,000 Student Loan Marketing Association                         4,992,188
                                                                      $4,992,188

Unassigned --- 4.9%
 25,200,000 Ciesco LP                                                 25,031,652
                                                                     $25,031,652

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                             $511,536,403
(Cost $511,536,403)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $511,536,403
(Cost $511,536,403)


The Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 6.7%
  5,500,000 Federal Home Loan Bank                                     5,489,000
            Global Notes
            5.625% March 19, 2001
  1,022,617 Federal Home Loan Mortgage Corp                            1,020,337
            Pool #L90105
            6.000% April 1, 1999
                                                                      $6,509,337

CREDIT INSTITUTIONS --- 20.6%
  1,000,000 American General Financial                                 1,016,150
            Notes
            7.125% December 1, 1999
  3,000,000 Associates Corporation of North America                    2,990,790
            Notes
            5.875% May 16, 2001
  2,000,000 Banc One Corp                                              2,022,800
            Senior Medium Term Notes
            6.700% March 24, 2000
  1,000,000 CIT Group Holdings Inc                                     1,003,571
            Notes
            6.250% October 25, 1999
  2,000,000 Countrywide Funding Corp                                   2,013,040
            Medium Term Notes
            6.430% October 23, 2000
  1,000,000 First National Bank Commerce                               1,005,840
            Bank Notes
            6.500% January 14, 2000
  1,000,000 Ford Motor Credit Co                                       1,000,100
            Notes
            5.625% December 15, 1998
  2,000,000 General Electric Capital Corp                              2,010,200
            Medium Term Notes
            6.040% August 16, 2000
  3,000,000 General Electric Capital Corp                              3,006,420
            Medium Term Notes
            6.050% October 4, 1999
  2,000,000 Household Finance Corp                                     2,044,120
            Medium Term Notes
            7.150% June 15, 2000
  2,000,000 Sanwa Business Credit#                                     1,995,700
            Medium Term Notes
            6.540% June 20, 2000
                                                                     $20,108,731

ELECTRIC --- 20.1%
  1,000,000 Carolina Power & Light Co                                    999,840
            First Mortgage Bonds
            5.375% July 1, 1998
  2,000,000 Houston Lighting & Power Co                                2,010,200
            Secured Medium Term Notes
            6.100% March 1, 2000
  1,500,000 Idaho Power Co                                             1,557,735
            First Mortgage Bonds
            8.650% January 1, 2000
  2,000,000 Monogahela Power                                           1,986,460
            First Mortgage Bonds
            5.625% April 1, 2000
  2,000,000 National Rural Utilities Corp                              2,018,000
            Medium Term Notes
            6.260% July 10, 2000
  3,000,000 PP&L Resources Inc                                         3,007,200
            Remarketable Putable First Mortgage
            6.125% May 1, 2001
  1,000,000 Pacific Gas & Electric Co                                    999,660
            First Mortgage Bonds
            5.375% August 1, 1998
  2,000,000 Southwestern Electric Power Co                             2,007,280
            First Mortgage Bond
            6.125% September 1, 1999
  3,000,000 Washington Water Power Co                                  3,023,549
            First Mortgage Medium Term Notes
            6.240% October 2, 2000
  2,000,000 Western Resources Inc                                      2,021,800
            First Mortgage Bonds
            7.250% July 1, 1999
                                                                     $19,631,724

ELECTRONICS - HIGH TECH --- 2.1%
  2,000,000 Texas Instruments Inc                                      2,037,100
            Notes
            6.875% July 15, 2000
                                                                      $2,037,100

FOREIGN BANKS --- 1.0%
  1,000,000 Korea Development Bank                                       980,060
            Yankee Notes
            5.875% December 1, 1998
                                                                        $980,060

FOREIGN GOVERNMENTS --- 1.0%
  1,000,000 Swedish Government                                           991,200
            Eurodollar Medium Term Notes
            4.500% March 24, 1999
                                                                        $991,200

INDUSTRIAL SERVICES --- 2.1%
  2,000,000 Comdisco Inc                                               2,033,040
            Medium Term Notes
            6.930% May 2, 2000
                                                                      $2,033,040

LEASING --- 2.1%
  2,000,000 International Lease Finance Corp                           2,021,500
            Medium Term Notes
            6.510% July 10, 2000
                                                                      $2,021,500

MFTG - CONSUMER PRODS --- 2.1%
  1,000,000 Donnelley & Sons                                           1,029,690
            Medium Term Notes
            7.960% November 8, 1999
  1,000,000 Sara Lee Corp                                              1,008,154
            Medium Term Notes
            6.500% September 20, 1999
                                                                      $2,037,844

MFTG - INDUSTRIAL PRODS --- 12.3%
  2,000,000 Air Products & Chemicals Inc                               2,007,460
            Medium Term Notes
            6.010% December 15, 1999
  2,000,000 Alcan Aluminium Ltd                                        1,996,220
            Notes
            5.875% April 1, 2000
  1,000,000 Caterpillar Inc                                            1,011,850
            Medium Term Notes
            6.800% August 24, 1999
  3,000,000 Cooper Industries Inc                                      2,983,170
            Medium Term Notes
            5.640% February 15, 2001
  1,000,000 Ingersoll-Rand Co                                          1,006,740
            Medium Term Notes
            6.540% August 10, 1999
  3,000,000 Tyco International Group SA                                3,002,460
            Yankee Notes
            6.125% June 15, 2001
                                                                     $12,007,900

RAILROADS --- 2.1%
  2,000,000 SNCB Belgium Rail                                          2,066,250
            Euro Medium Term Note
            8.250% February 2, 2000
                                                                      $2,066,250

RETAIL TRADE --- 6.3%
  3,150,000 J Sainsbury PLC                                            3,175,594
            Eurodollar Medium Term Notes
            6.625% December 31, 1999
  1,000,000 JC Penney & Company Inc                                    1,008,770
            Notes
            6.875% June 15, 1999
  1,000,000 Nordstrom Credit Inc                                       1,011,730
            Medium Term Notes
            6.875% September 15, 1999
  1,000,000 Sears Roebuck Acceptance Corp                              1,002,160
            Medium Term Notes
            6.380% February 16, 1999
                                                                      $6,198,254

SECURITIES & COMMODITIES --- 3.1%
  3,000,000 Merrill Lynch & Co                                         3,006,240
            Medium Term Notes
            6.020% May 11, 2001
                                                                      $3,006,240

TELEPHONE --- 5.8%
  1,635,000 Ameritech Capital Funding                                  1,626,907
            Notes
            5.650% January 15, 2001
  2,000,000 Frontier Corp#                                             2,006,200
            Pats
            6.250% December 15, 1999
  1,000,000 MCI Communications Corp                                    1,003,330
            Senior Notes
            6.250% March 23, 1999
  1,000,000 Nippon Telegraph & Telephone Co                            1,002,080
            Yankee Notes
            9.500% July 27, 1998
                                                                      $5,638,517

U.S. GOVERNMENTS --- 7.2%
  2,000,000 Federal National Mortgage Association                      2,017,820
            Medium Term Notes
            6.420% October 1, 1999
  5,000,000 United States of America                                   5,017,950
            Treasury Notes
            5.625% May 15, 2001
                                                                      $7,035,770

WHOLESALE TRADE -CONSUMER --- 3.1%
  3,000,000 Cargill Inc                                                3,017,400
            Eurodollar Medium Term Notes
            6.250% March 13, 2000
                                                                      $3,017,400

TOTAL BONDS --- 97.5%                                                $95,320,867
(Cost $94,729,416)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 2.5%
  2,487,000 Merrill Lynch & Co Inc                                     2,487,000
                                                                      $2,487,000

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                 $2,487,000
(Cost $2,487,000)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                  $97,807,867
(Cost $97,216,416)


The Maxim Series Fund

Small-Cap Aggressive Growth Portfolio

COMMON STOCK

AIR --- 0.5%
     37,100 Offshore Logistics Inc*                                      658,525
                                                                        $658,525

CONSUMER SERVICES --- 8.1%
     26,600 Allegiance Corp                                            1,363,250
     22,800 Alternative Living Services*                                 615,600
     65,500 American General Hospitality Corp                          1,391,875
     23,400 Biovail Corporation International*                           748,800
     33,300 Genesis Health Ventures Inc*                                 832,500
     22,600 Health Care & Retirement Corp*                               891,276
     45,600 Healthplan Services Corp                                     798,000
     41,100 Pharmerica Inc*                                              495,748
     74,000 Phycor Inc*                                                1,225,588
     43,950 Sierra Health Services Inc*                                1,106,969
     12,900 Trigon Healthcare Inc*                                       466,812
     38,901 Vitalink Pharmacy Services Inc*                              858,234
     40,000 Whitman Corp                                                 917,480
                                                                     $11,712,132

CREDIT INSTITUTIONS --- 4.0%
     26,300 Bank United Corp Class A                                   1,259,112
     20,600 City National Corp                                           760,902
     36,350 Commercial Federal Corp                                    1,149,569
     27,800 DVI Inc*                                                     708,900
     42,300 Imperial Bancorp*                                          1,269,000
     22,400 UST Corp                                                     593,600
                                                                      $5,741,083

ELECTRIC --- 3.4%
     27,000 BEC Energy                                                 1,120,500
     14,800 Commonwealth Energy System Co                                558,700
     57,300 Rochester Gas & Electric Corp                              1,829,990
     42,700 WPS Resources Corp                                         1,401,072
                                                                      $4,910,262

ELECTRONICS - HIGH TECH --- 11.5%
     20,000 AVX Corp                                                     321,240
     22,300 Alliant Techsystems Inc*                                   1,410,475
     28,800 Alpha Industries Inc*                                        430,186
     37,100 Bell & Howell Co*                                            957,625
     24,000 Berg Electronics Corp*                                       469,488
     28,700 California Microwave Inc*                                    502,250
     27,000 Cirrus Logic Inc*                                            300,375
     34,800 Cognex Corp*                                                 643,800
     52,625 Conmed Corp*                                               1,210,375
     32,000 DSP Group Inc*                                               632,000
     45,600 Dentsply International Inc                                 1,140,000
     53,000 Digi International Inc*                                    1,073,250
     27,900 Exar Corp*                                                   585,900
     17,500 FORE Systems Inc*                                            463,750
     31,700 Federal Signal Corp                                          770,690
     54,600 Inprise Corp*                                                402,675
     59,800 Integrated Device Technology Inc*                            427,929
     36,300 Invacare Corp                                                930,188
     37,300 Komag Inc*                                                   199,294
     21,100 Micron Electronics Inc*                                      254,508
     44,300 National Computer Systems Inc                              1,063,200
     65,500 Rational Software Corp*                                      998,875
     69,900 Sensormatic Electronics Corp*                                978,600
     25,105 Vishay Intertechnology Inc*                                  450,308
                                                                     $16,616,981

FINANCIAL SERVICES --- 1.4%
     57,200 Anthracite Capital Inc*                                      793,650
     48,400 Franchise Mortgage Acceptance Company LLC*                 1,261,401
                                                                      $2,055,051

FORESTRY --- 0.5%
     16,900 Chesapeake Corp                                              658,035
                                                                        $658,035

GAS --- 1.5%
     42,500 Eastern Enterprises                                        1,822,187
     18,800 Public Service Company of North Carolina Inc                 408,900
                                                                      $2,231,087

HOLDING & INVEST OFFICES --- 4.2%
     18,500 CNB Bancshares Inc                                           888,000
     70,900 Koger Equity Inc                                           1,431,258
     43,600 Liberty Property Trust                                     1,114,503
     32,800 Local Financial Corp*                                        426,400
     38,500 Sun Communities Inc                                        1,275,313
     29,200 Webster Financial Corp                                       970,900
                                                                      $6,106,374

INDUSTRIAL SERVICES --- 4.3%
     32,500 AC Nielsen Corp*                                             820,625
     29,000 APAC Teleservices Inc*                                       169,447
     21,000 American Management Systems Inc*                             628,677
      6,100 CDI Corp*                                                    163,175
      9,600 Choisepoint Inc*                                             486,000
      9,300 EG&G Inc                                                     279,000
     45,200 Information Resources Inc*                                   836,200
     24,450 Nichols Research Corp*                                       667,778
     47,200 Platinum Technology Inc*                                   1,348,126
     16,900 Wallace Computer Services Inc                                401,375
     15,400 Xylan Corp*                                                  459,105
                                                                      $6,259,508

INSURANCE --- 6.0%
     27,400 Capital RE Corp                                            1,962,525
     41,100 Everest Reinsurance Holdings Inc                           1,579,761
      9,100 Horace Mann Educators Corp                                   313,950
     47,400 Protective Life Corp                                       1,738,964
     30,450 Reinsurance Group America Co                               1,800,356
     73,200 Reliance Group Holdings Inc                                1,281,000
                                                                      $8,676,556

LEASING --- 1.4%
     27,650 Financial Federal Corp*                                      741,352
     66,200 Unicapital Corp*                                           1,266,075
                                                                      $2,007,427

MFTG - CONSUMER PRODS --- 11.6%
     46,750 Banta Corp                                                 1,443,406
     30,400 Burlington Industries Inc*                                   427,485
     37,300 Cadmus Communications Corp                                   904,525
     55,400 Champion Enterprises Inc*                                  1,627,375
     17,500 Dean Foods Co                                                961,397
     43,900 Dial Corp                                                  1,138,634
     12,200 Earthgrains Co                                               681,675
     19,700 HON Industries Inc                                           669,800
     33,800 International Multifoods Corp                                929,500
     27,700 Jostens Inc                                                  661,338
      7,300 Oshkosh B'Gosh Inc Class A                                   324,850
     47,400 Premark International Inc                                  1,528,650
     71,100 Shaw Industries Inc                                        1,253,138
     15,500 Sola International Inc*                                      506,649
     40,400 Stride Rite Corp                                             608,505
      1,900 The Timberland Co Class A*                                   136,680
     60,000 Viad Corp                                                  1,665,000
     25,800 Vlasic Foods International Inc*                              519,225
     50,200 Weider Nutrition International Inc                           853,400
                                                                     $16,841,232

MFTG - INDUSTRIAL PRODS --- 9.9%
     26,300 Chart Industries Inc                                         627,912
     46,000 Cuno Inc*                                                    994,750
     26,700 General Chemical Group Inc                                   740,925
     37,000 Giant Cement Holding Inc*                                  1,059,125
     34,600 Hussmann International Inc                                   642,245
     43,600 IMCO Recycling Inc                                           806,600
     46,900 IRI International Corp*                                      504,175
     47,400 Intermet Corp                                                859,125
     26,300 Lone Star Technologies Inc*                                  401,075
     23,100 MA Hanna Co                                                  423,007
     12,600 Millipore Corp                                               343,350
     16,300 Mississippi Chemical Corp                                    267,923
     28,700 Pentair Inc                                                1,219,750
     52,300 Regal-Beloit Corp                                          1,490,550
     15,200 Scotts Co Class A*                                           566,200
     40,600 Solutia Inc                                                1,164,692
     29,100 Telxon Corp                                                  942,113
     41,400 Worthington Industries Inc                                   623,567
     36,400 Xircom Inc*                                                  566,457
                                                                     $14,243,541

MINING --- 0.2%
     58,100 Agnico-Eagle Mines Ltd                                       319,550
                                                                        $319,550

OIL & GAS --- 3.5%
     11,600 Atwood Oceanics Inc*                                         461,819
     51,800 Forcenergy Inc*                                              922,662
     25,200 Key Energy Group Inc*                                        330,750
     47,100 Lomak Petroleum Inc                                          491,583
     17,000 National-Oilwell Inc*                                        455,804
     38,700 Plains Resources Inc*                                        691,763
      7,900 Veritas Software Corp*                                       394,502
     68,800 Vintage Petroleum Inc                                      1,298,600
                                                                      $5,047,483

OTHER TRANS SERVICES --- 0.5%
     20,400 USFreightways Corp                                           669,997
                                                                        $669,997

REAL ESTATE --- 5.1%
     39,000 Amresco Inc*                                               1,135,875
     50,700 Brandywine Realty Trust                                    1,134,412
     79,600 Capital Automotive REIT                                    1,129,285
     48,900 Capstone Capital Trust Inc                                 1,124,700
    107,400 Imperial Credit Commerical                                 1,402,859
     41,900 Mack-Cali Realty Corp                                      1,440,313
                                                                      $7,367,444

RETAIL TRADE --- 9.4%
     16,700 BJ Wholesale Club Inc*                                       678,437
     45,900 Burlington Coat Factory Warehouse Corp*                    1,032,750
     40,500 Claire's Stores Inc                                          830,250
      1,800 Cooker Restaurant Corp                                        17,550
     18,600 Cracker Barrel Old Country Store Inc                         590,550
     17,400 Dura Automotive Systems Inc*                                 558,975
     18,700 Family Dollar Stores Inc                                     345,950
     36,500 Furniture Brands International Inc*                        1,024,263
     45,400 Gencorp Inc                                                1,146,350
     25,000 Hannaford Brothers Co                                      1,100,000
     80,800 Heilig-Meyers Co                                             994,810
     15,600 Keebler Foods Co*                                            429,000
     53,200 Midway Games Inc*                                            831,250
     51,300 Officemax Inc*                                               846,450
     35,100 Petco Animal Supplies Inc*                                   699,789
     23,500 Saks Holdings Inc*                                           649,188
     29,700 United Auto Group Inc*                                       649,688
     18,100 Wet Seal Inc Class A*                                        579,200
     17,600 Zale Corp*                                                   559,891
                                                                     $13,564,341

SECURITIES & COMMODITIES --- 1.0%
     42,835 Downey Financial Corp                                      1,400,148
                                                                      $1,400,148

TELEPHONE --- 0.7%
     37,300 Aliant Communications Inc                                  1,023,400
                                                                      $1,023,400

TRANSPORTATION EQUIPMENT --- 1.1%
     11,900 AO Smith Corp                                                615,075
     42,400 Mascotech Inc                                              1,017,600
                                                                      $1,632,675

WATER --- 0.4%
     18,900 Southern California Water Co                                 512,663
                                                                        $512,663

WHOLESALE TRADE - INDL --- 0.6%
     26,000 Cort Business Services Corp*                                 819,000
                                                                        $819,000

WHOLESALE TRADE -CONSUMER --- 0.6%
     54,000 World Fuel Services Corp                                     934,848
                                                                        $934,848

TOTAL COMMON STOCK --- 91.3%                                        $132,009,343
(Cost $123,883,267)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.4%
  2,000,000 Ford Motor Credit Co                                       1,998,932
                                                                      $1,998,932

ELECTRONICS - HIGH TECH --- 0.3%
    500,000 General Electric Co                                          496,608
                                                                        $496,608

HOLDING & INVEST OFFICES --- 2.1%
  3,000,000 American General Finance Corp                              2,987,295
                                                                      $2,987,295

SECURITIES & COMMODITIES --- 4.9%
  7,072,000 Merrill Lynch & Co Inc                                     7,072,000
                                                                      $7,072,000

TOTAL SHORT-TERM INVESTMENTS --- 8.7%                                $12,554,835
(Cost $12,554,835)

TOTAL SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO --- 100.0%              $144,564,178
(Cost $136,438,102)


The Maxim Series Fund

Small-Cap Index Portfolio

COMMON STOCK

AGRICULTURE --- 1.3%
     12,400 Dekalb Genetics Corp Class B                               1,173,350
     13,666 Delta & Pine Land Co                                         608,137
                                                                      $1,781,487

AIR --- 1.2%
     12,475 Air Express International Corp                               333,706
     23,850 Comair Holdings Inc                                          736,369
     10,200 Mesa Air Group Inc*                                           82,875
      7,900 Offshore Logistics Inc*                                      140,225
      7,300 Pittston Burlington Group                                    113,603
      8,400 Skywest Inc                                                  235,200
                                                                      $1,641,978

COMMUNICATIONS --- 0.9%
      9,800 Allen Group Inc*                                             113,925
     17,700 CommScope Inc*                                               286,510
     17,600 General Communication Inc Class A*                           106,691
      9,000 HA-LO Industries Inc*                                        280,125
      6,000 Metro Networks Inc*                                          258,750
     13,700 Picturetel Corp*                                             126,725
      7,800 TCSI Corp*                                                    45,825
                                                                      $1,218,551

CONSTRUCTION --- 1.6%
      4,200 Acme Metals Inc*                                              21,000
     10,000 Apogee Enterprises Inc                                       153,120
     19,000 DR Horton Inc                                                396,595
      8,300 Geon Co                                                      190,377
      9,700 Insituform Technologies Inc Class A*                         134,277
      6,500 MDC Holdings Inc                                             128,375
     19,500 Morrison Knudsen Corp*                                       274,209
      4,900 Southern Energy Homes Inc*                                    48,079
     10,600 Standard Pacific Corp                                        218,625
      5,300 The Ryland Group Inc                                         139,125
     13,300 Toll Brothers Inc*                                           381,537
      4,300 US Home Corp*                                                177,375
                                                                      $2,262,694

CONSUMER SERVICES --- 8.9%
      6,800 Access Health Inc*                                           173,400
     11,600 American Oncology Resources*                                 141,729
      3,300 Angelica Corp                                                 69,300
     16,300 Aztar Corp*                                                  111,036
      3,600 CPI Corp                                                      85,723
      9,000 CapStar Hotel Co*                                            252,000
      4,100 Carmike Cinemas Inc Class A*                                 110,442
     10,550 Central Parking Corp                                         490,575
      5,300 Cooper Companies Inc*                                        193,116
     20,900 Coventry Health Care Inc*                                    310,887
      4,500 Curative Technologies Inc*                                   128,250
      5,700 Datascope Corp*                                              151,403
     24,800 DeVry Inc*                                                   544,038
      5,000 Diagnostic Products Corp                                     144,060
      8,856 Enzo Biochem Inc*                                            118,449
      8,700 Franklin Covey Co*                                           167,475
      7,300 G&K Services Inc Class A                                     318,463
      2,800 GC Companies Inc*                                            145,250
     12,600 Genesis Health Ventures Inc*                                 315,000
      1,800 Global Motorsport Group Inc*                                  37,687
     15,100 Grand Casinos Inc*                                           252,925
      9,400 Hollywood Park Inc*                                          118,675
      9,500 Incyte Pharmaceuticals Inc*                                  324,188
      4,100 Insurance Auto Actions Inc*                                   57,913
     15,977 Integrated Health Services Inc                               599,138
     16,800 Interim Services Inc*                                        539,700
     10,300 Jones Pharmaceuticals Inc                                    341,188
     20,700 Lincare Holdings Inc*                                        870,683
     11,300 Magellan Health Services Inc*                                286,738
     10,600 Mariner Health Group Inc*                                    176,225
      7,000 NCS HealthCare Inc Class A*                                  199,500
      7,625 NFO Worldwide Inc*                                           135,817
     11,400 North American Vaccine Inc*                                  176,700
     17,000 Orthodontic Centers of America Inc*                          355,929
     14,766 Paragon Health Network Inc*                                  238,102
      5,400 Pediatrix Medical Group*                                     200,810
     23,900 Phycor Inc*                                                  395,832
     11,400 Players International Inc*                                    56,635
     10,400 Primadonna Resorts Inc*                                      149,167
     19,300 Prime Hospitality Corp*                                      336,534
      8,500 Regis Corp                                                   251,277
      9,500 Renal Care Group Inc*                                        418,589
     21,550 Rollins Truck Leasing Corp                                   266,681
     11,300 Sequus Pharmaceuticals Inc*                                  128,538
      9,850 Sierra Health Services Inc*                                  248,092
     10,850 The Marcus Corp                                              193,944
     11,700 Universal Health Services Inc Class B*                       682,988
     11,300 Westwood One Inc*                                            284,963
                                                                     $12,295,754

CREDIT INSTITUTIONS --- 5.6%
      9,500 Astoria Financial Corp                                       508,250
      6,400 Commerce Bancorp Inc                                         374,400
     14,525 Commercial Federal Corp                                      459,353
      8,000 Cullen/Frost Bankers Inc                                     434,000
     13,390 First Commercial Corp                                        929,761
      7,200 First Midwest Bancorp Inc                                    316,570
     10,900 FirstBank Puerto Rico                                        283,400
     23,300 FirstMerit Corp                                              678,613
     10,700 Hubco Inc                                                    383,188
     12,995 Magna Group Inc                                              734,218
     11,000 Riggs National Corp                                          321,398
     12,280 St Paul Bancorp Inc                                          277,442
      8,100 Susquehanna Bancshares Inc                                   302,738
      6,700 US Trust Corp                                                510,875
     10,700 UST Corp                                                     283,550
     14,100 United Bankshares Inc                                        481,163
      7,450 Whitney Holding Corp                                         378,088
                                                                      $7,657,007

ELECTRIC --- 1.6%
      2,600 Bangor Hydro Electric Co*                                     23,400
      6,200 Central Hudson Gas & Electric Corp                           283,650
      4,100 Central Vermont Public Service Corp                           61,242
      7,800 Commonwealth Energy System Co                                294,450
      7,400 Eastern Utilities Associates                                 194,250
     10,400 Energen Corp                                                 209,300
      1,900 Green Mountain Power Corp                                     27,193
      4,900 Orange & Rockland Utilities Inc                              263,066
      3,500 Pennsylvania Enterprises Inc                                  94,280
     11,100 Sierra Pacific Resources                                     403,063
      4,700 TNP Enterprises Inc                                          145,113
      5,100 United Illuminating Co                                       258,188
                                                                      $2,257,195

ELECTRONICS - HIGH TECH --- 12.4%
      7,000 ADAC Laboratories*                                           157,500
      4,700 Alliant Techsystems Inc*                                     297,275
      6,000 Amtech Corp*                                                  28,500
      4,500 Analogic Corp                                                201,375
     16,900 Anixter International Inc*                                   322,148
      8,600 Applied Magnetics Corp*                                       65,575
     18,000 Aspect Telecommunications Corp*                              492,750
      9,000 Auspex Systems Inc*                                           48,933
     13,220 Baldor Electric Co                                           322,237
     10,900 Ballard Medical Products Co                                  196,200
      4,200 Benchmark Electronics Inc*                                    84,000
      4,800 Broadband Technologies Inc*                                   19,800
     13,100 Burr Brown Corp*                                             275,100
      3,400 C COR Electronics Inc*                                        64,600
     13,300 C-Cube Microsystems Inc*                                     246,875
      5,000 CTS Corp                                                     147,500
     10,350 Cable Design Technologies Co*                                213,469
      5,800 California Microwave Inc*                                    101,500
      2,600 Centigram Communications Corp*                                29,250
     11,900 Checkpoint Systems Inc*                                      168,087
      4,800 Circon Corp*                                                  74,400
     15,000 Cognex Corp*                                                 277,500
      8,400 Coherent Inc*                                                144,110
      3,200 Collagen Corp                                                 58,000
     10,000 Dallas Semiconductor Corp                                    310,000
      6,200 Daniel Industries Inc                                        117,800
      4,900 Digi International Inc*                                       99,225
     16,400 Digital Microwave Corp*                                      118,900
      8,000 Dionex Corp*                                                 211,000
      4,100 Electro Scientific Industries Inc*                           129,404
      7,000 Electroglas Inc*                                              91,434
      7,600 Envoy Corp*                                                  360,050
      7,900 Etec Systems Inc*                                            277,977
      8,000 Exabyte Corp*                                                 66,744
      6,600 Fluke Corp                                                   216,975
     13,200 General Semiconductor Inc                                    130,350
      4,700 Hadco Corp*                                                  109,566
     14,900 Harbinger Corp*                                              360,386
      6,700 Harman International Industries Inc                          257,950
      3,800 Harmon Industries Inc                                         90,250
      4,800 Hologic Inc*                                                  87,298
      7,100 Hutchinson Technology Inc*                                   193,475
     15,900 Input/Output Inc*                                            283,211
      4,400 Integrated Circuit Systems Inc*                               73,150
      9,600 Inter-Tel Inc                                                153,600
     18,300 International Rectifier Corp*                                155,550
      5,200 Intervoice Inc*                                               92,300
     10,700 Invacare Corp                                                274,188
      6,700 Juno Lighting Inc                                            158,288
     14,500 Kemet Corp*                                                  190,762
     18,900 Komag Inc*                                                   100,983
      5,900 Kuhlman Corp                                                 233,416
      8,400 Lattice Semiconductor Corp*                                  238,610
      6,000 Marshall Industries*                                         163,500
      9,000 Mentor Corp                                                  218,250
     12,800 Methode Electronics Inc Class A                              198,400
     11,100 National Computer Systems Inc                                266,400
      7,700 Network Equipment Technologies Inc*                          120,790
      6,400 Oak Industries Inc*                                          226,400
     15,400 P-Com Inc*                                                   141,002
      4,100 Park Electrochemical Corp                                     86,613
      5,300 Plexus Corp*                                                 105,338
     17,400 Read-Rite Corp*                                              157,679
      7,200 Resound Corp*                                                 47,246
     11,600 Respironics Inc*                                             180,519
      3,400 Rival Co                                                      45,900
      7,900 Royal Appliance Manufacturing Co*                             49,375
     19,200 Safeskin Corp*                                               789,600
     14,900 Sanmina Corp*                                                646,288
      3,400 Spacelabs Inc*                                                56,950
      5,700 Speedfam International Inc*                                  105,091
      5,700 Standard Microsystems Corp*                                   50,228
     12,300 Steris Corp*                                                 782,194
     11,150 Summit Technology Inc                                         60,623
      7,300 Sunrise Medical Inc*                                         109,500
      5,600 Symmetricom Inc*                                              33,600
      5,800 Technitrol Inc                                               231,635
      5,700 Thomas Industries Inc                                        139,291
      2,800 Three Five Systems Inc*                                       48,824
      8,100 Trimble Navigation Ltd*                                      131,115
      8,700 Unitrode Corp*                                               100,050
     16,300 VLSI Technology Inc*                                         273,530
      8,600 Valence Technology Inc*                                       48,908
     15,600 Vanstar Corp*                                                227,167
     15,400 Vicor Corp*                                                  213,675
      5,400 Visx Inc*                                                    321,300
      4,600 Vital Signs Inc                                               83,950
     25,900 Vitesse Semiconductor Corp*                                  799,663
      3,000 Watkins Johnson Co                                            78,000
      7,600 X-Rite Inc                                                   104,021
      8,700 Zebra Technologies Corp Class A*                             371,925
                                                                     $17,034,066

ENVIRONMENTAL SERVICES --- 0.1%
      4,900 Tetra Technologies Inc*                                       80,850
                                                                         $80,850

GAS --- 2.5%
     10,750 Atmos Energy Corp                                            327,875
      4,000 Cascade Natural Gas Corp                                      62,748
      3,700 Connecticut Energy Corp                                      103,137
     10,600 KCS Energy Inc                                               121,232
     16,000 KN Energy Inc                                                866,992
      6,400 New Jersey Resources Corp                                    228,397
      8,850 Northwest Natural Gas Co                                     247,517
     10,900 Piedmont Natural Gas Company Inc                             366,513
     13,500 Pogo Producing Co                                            339,188
      7,200 Public Service Company of North Carolina Inc                 156,600
      9,800 Southwest Gas Corp                                           239,483
      8,900 Southwestern Energy Co                                        81,764
     13,400 Wicor Inc                                                    309,875
                                                                      $3,451,321

HOLDING & INVEST OFFICES --- 3.6%
      9,500 Centura Banks Inc                                            593,750
      4,900 Cilcorp Inc                                                  235,200
      4,450 Dain Rauscher Corp                                           243,638
     14,100 E Trade Group Inc*                                           323,412
      6,500 Eaton Vance Corp                                             301,028
      3,600 JSB Financial Inc                                            210,823
     18,398 Keystone Financial Inc                                       680,726
      9,100 Pioneer Group Inc                                            239,439
     15,400 Provident Financial Group Inc                                702,625
      5,400 Queens County Bancorp Inc                                    235,575
      7,400 Silicon Valley Bancshares*                                   263,388
     47,771 Sovereign Bancorp Inc                                        780,721
      6,800 WHX Corp*                                                     87,550
                                                                      $4,897,875

INDUSTRIAL SERVICES --- 7.9%
     18,800 Acxiom Corp*                                                 468,816
     14,000 Advanced Tissue Sciences Inc*                                 62,118
      8,100 Advo Inc*                                                    228,315
     15,100 American Management Systems Inc*                             452,049
      8,000 Analysts International Corp                                  227,000
      8,300 Avid Technology Inc*                                         278,050
     12,000 Billing Information Concepts*                                186,000
      9,500 Bisys Group Inc*                                             389,500
     10,050 Boole & Babbage Inc*                                         239,944
      7,500 Broderbund Software Inc*                                     171,090
      7,200 CDI Corp*                                                    192,600
     11,700 Cerner Corp*                                                 331,250
     16,600 Ciber Inc*                                                   630,800
      7,500 Computer Task Group Inc                                      251,250
      6,500 Dames & Moore Inc                                             83,688
      5,800 Dialogic Corp*                                               172,550
      5,000 Fair Isaac & Co Inc                                          190,000
     11,000 Filenet Corp*                                                317,625
      6,800 Hyperion Software Corp*                                      193,800
      5,300 Itron Inc*                                                    67,575
      6,799 Jack Henry & Associates Inc                                  233,716
     12,100 National Data Corp                                           529,375
      9,800 Norrell Corp                                                 195,383
     17,100 PMT Services Inc*                                            434,973
      9,300 Platinum Software Corp*                                      226,688
     28,932 Platinum Technology Inc*                                     826,356
      9,300 Primark Corp*                                                291,202
      4,100 Progress Software Corp*                                      168,100
     18,100 S3 Inc*                                                       91,622
      6,500 SEI Investments Companies                                    403,000
      4,600 Stone & Webster Inc                                          182,275
     17,050 System Software Associates Inc*                              121,481
      9,400 Technology Solutions Co*                                     297,858
     15,900 True North Communications Inc                                465,075
      8,650 United States Bioscience Inc*                                 70,818
      9,100 Vantive Corp*                                                186,550
      5,400 Volt Information Sciences Inc*                               146,475
      3,500 Wall Data Inc*                                                56,000
      8,400 Whittman Hart Inc*                                           406,350
     15,400 Xylan Corp*                                                  459,105
                                                                     $10,926,422

INSURANCE --- 6.6%
     11,000 Allied Group Inc                                             514,932
     15,300 American Bankers Insurance Group Inc                         919,912
      6,100 Arthur J Gallagher & Co                                      272,975
      8,100 CMAC Investment Corp                                         498,150
      5,700 Capital RE Corp                                              408,262
      3,600 Compdent Corp*                                                56,250
      6,798 Delphi Financial Group Inc Class A*                          382,809
     13,400 Enhance Financial Services Group Inc                         452,250
      3,900 Executive Risk Inc                                           287,625
      8,240 Fidelity National Financial Inc                              328,051
      6,450 First American Financial Corp                                580,500
     12,420 Fremont General Corp                                         673,003
     13,420 Frontier Insurance Group Inc                                 302,782
      4,600 Hilb Rogal & Hamilton Co                                      71,875
      6,300 Life Re Corp                                                 516,600
     13,900 Mutual Risk Management Ltd                                   506,474
      6,600 NAC re Corp                                                  352,275
      9,900 Orion Capital Corp                                           553,163
     22,200 Protective Life Corp                                         814,451
     10,600 Selective Insurance Group Inc                                237,504
      4,300 Trenwick Group Inc                                           167,025
      6,100 Zenith National Insurance Corp                               171,941
                                                                      $9,068,809

MFTG - CONSUMER PRODS --- 9.6%
      5,000 Ashworth Inc*                                                 69,375
      8,000 Authentic Fitness Corp                                       126,496
      4,700 Bassett Furniture Industries Inc                             132,479
      6,600 Bowne & Company Inc                                          297,000
      6,500 Brown Group Inc                                              129,187
      6,700 Canandaigua Wine Co Inc Class B*                             329,553
      6,700 Catalina Marketing Corp*                                     347,978
     17,060 Champion Enterprises Inc*                                    501,137
     23,000 Chiquita Brands International Inc                            323,426
      3,000 Coca-Cola Bottling Co                                        198,375
      9,400 Cone Mills Corp*                                              81,075
      4,600 Consolidated Graphics Inc*                                   271,400
     12,800 Corn Products International Inc*                             433,600
      5,300 Cyrk Inc*                                                     58,300
      8,800 Delta Woodside Industries Inc                                 45,646
     16,050 Dimon Inc                                                    180,563
      7,700 Earthgrains Co                                               430,238
     10,300 Ethan Allen Interiors Inc                                    514,351
      4,200 Galey & Lord Inc*                                             62,475
      6,500 Galoob Toys Inc*                                              65,000
      5,900 Gibson Greetings Inc*                                        147,500
      2,500 GoodMark Foods Inc                                            74,063
      9,250 Guilford Mills Inc                                           185,000
      8,900 Gymboree Corp*                                               134,888
      3,100 Haggar Corp                                                   39,525
     12,200 Hartmarx Corp*                                                92,256
      5,300 Innovex Inc                                                   69,229
     18,600 Interface Inc Class A                                        375,478
      3,200 J&J Snack Foods Corp*                                         66,800
     11,200 John H Harland Co                                            189,694
      3,800 Johnston Industries Inc*                                      17,575
     10,800 Just For Feet Inc*                                           307,800
      9,500 Justin Industries Inc                                        153,188
      2,000 K-Swiss Inc                                                   39,250
      5,915 K2 Inc                                                       104,252
      7,750 Kellwood Co                                                  277,063
      6,400 La-Z-Boy Inc                                                 361,600
      5,700 Lydall Inc*                                                   83,003
      5,900 Merrill Corp                                                 130,166
     18,750 Mohawk Industries Inc*                                       594,131
      2,606 National Presto Industries Inc                               101,470
      6,575 Nature's Sunshine Products Inc                               148,345
      5,000 New England Business Service Inc                             161,250
     16,700 Oakwood Homes Corp                                           501,000
      3,600 Oshkosh B'Gosh Inc Class A                                   160,200
      3,200 Oxford Industries Inc                                        111,798
      8,800 ParExel International Corp*                                  320,100
      4,500 Pharmaceutical Marketing Services Inc*                        64,125
      9,800 Phillips Van-Heusen Corp                                     144,550
      5,060 Pillowtex Corp                                               203,033
      1,300 Plenum Publishing Corp                                        95,225
      5,800 Schweitzer-Mauduit International Inc                         168,200
     13,500 Smithfield Foods Inc*                                        411,750
      8,800 Sola International Inc*                                      287,646
     16,900 Stride Rite Corp                                             254,548
      2,900 Swiss Army Brands Inc*                                        33,350
      4,100 The Dixie Group Inc                                           38,950
      4,100 The Timberland Co Class A*                                   294,942
      7,750 Titan International Inc                                      131,750
     10,800 Tultex Corp*                                                  26,320
      5,000 USA Detergents Inc*                                           82,810
      7,400 Universal Forest Products Inc                                121,175
     14,000 Valassis Communications Inc*                                 539,868
     15,300 Wolverine World Wide Inc                                     331,811
     13,800 World Color Press Inc*                                       483,000
                                                                     $13,257,331

MFTG - INDUSTRIAL PRODS --- 13.7%
      5,900 AT Cross Co Class A                                           87,763
     11,400 Alliance Pharmaceutical Corp*                                 47,732
      9,184 Alpharma Inc Class A                                         202,048
      3,300 Amcast Industrial Corp                                        61,462
     10,000 Applied Power Inc Class A                                    343,750
      6,500 Aptargroup Inc                                               404,215
      3,400 Astec Industries Inc*                                        117,300
      9,600 BMC Industries Inc                                            84,000
      7,849 Banctec Inc*                                                 181,508
      9,400 Belden Inc                                                   287,875
      5,000 Bell Sports Corp*                                             47,965
     17,200 Bio-Technology General Corp*                                 122,000
     10,700 Birmingham Steel Corp                                        132,412
     13,500 Blount International Inc Class A                             384,750
     13,200 Buckeye Technologies Inc*                                    311,018
      2,750 Butler Manufacturing Co                                       93,670
      8,600 COR Therapeutics Inc*                                        119,325
      8,600 Cambrex Corp                                                 225,750
      9,100 Caraustar Industries Inc                                     262,762
     10,200 Cephalon Inc*                                                 80,325
      3,600 Chemed Corp                                                  122,623
      7,100 Chemfirst Inc                                                179,275
      8,750 Clarcor Inc                                                  183,750
      5,700 Commonwealth Industries Inc                                   57,000
      7,200 Cygnus Inc*                                                   75,146
     15,200 Fedders Corp                                                 101,642
      5,400 Flow International Corp*                                      62,775
      8,100 Gerber Scientific Inc                                        184,275
      7,800 Global Industries Technologies Inc*                          112,125
      9,300 Graco Inc                                                    324,338
     11,000 Griffon Corp*                                                140,932
      3,700 Hauser Inc*                                                   21,504
      8,000 Helix Technology Corp                                        120,000
     13,700 IDEXX Laboratories Inc*                                      340,788
      6,000 IMCO Recycling Inc                                           111,000
      8,200 Immune Response Corp*                                        123,000
      3,000 Insteel Industries Inc                                        18,936
      4,444 Intermagnetics General Corp*                                  40,552
      9,100 Intermet Corp                                                164,938
      5,800 Ionics Inc*                                                  213,875
     15,700 JLG Industries Inc                                           317,925
      3,000 Kronos Inc*                                                  108,750
      8,400 Kulicke & Soffa Industries Inc*                              142,800
      4,600 LSB Industries Inc                                            17,535
      8,350 Lilly Industries Inc Class A                                 180,569
      5,100 Lindsay Manufacturing Co                                     138,338
     13,500 Liposome Company Inc*                                         72,981
      3,800 Lone Star Industries Inc                                     292,836
      9,000 MacDermid Inc                                                254,250
      6,400 Marquette Medical Systems Class A*                           164,198
      5,550 Material Sciences Corp*                                       64,519
      3,700 McWhorter Technologies Inc*                                   97,817
      9,500 Medimmune Inc*                                               592,563
      6,100 Medusa Corp                                                  382,775
     18,900 Microchip Technology Inc*                                    493,763
      9,801 Mississippi Chemical Corp                                    161,099
      6,400 Molecular Biosystems Inc*                                     45,997
     12,600 Mueller Industries Inc*                                      467,775
     13,000 Mycogen Corp*                                                312,403
      6,548 Myers Industries Inc                                         157,152
     20,100 NBTY Inc*                                                    369,338
      2,400 Nashua Corp*                                                  37,500
      8,700 Northwestern Steel and Wire Co*                               30,450
     12,100 Novellus Systems Inc*                                        431,813
      7,300 Noven Pharmaceuticals Inc*                                    43,340
      5,700 O'Sullivan Corp                                               55,575
      8,000 OM Group Inc                                                 330,000
     17,341 Paxar Corp*                                                  199,422
      2,600 Penford Corp                                                  78,650
      8,700 Photronics Inc*                                              191,939
      9,400 Polaris Industries Inc                                       353,675
      4,900 Pope & Talbot Inc                                             57,266
      6,600 Protein Design Labs Inc*                                     159,014
      3,100 Quaker Chemical Corp                                          58,705
      5,000 Quanex Corp                                                  151,560
      3,300 RailTex Inc*                                                  43,725
      7,500 Regal-Beloit Corp                                            213,750
     11,100 Regeneron Pharmaceuticals Inc*                               102,320
      4,200 Republic Group Inc                                            88,200
      3,900 Robbins & Myers Inc                                          113,342
     10,900 Roberts Pharmaceutical Corp*                                 250,700
     11,100 Roper Industries Inc                                         289,988
      8,000 Russ Berrie & Company Inc                                    200,000
      4,400 SPS Technologies Inc*                                        257,400
      6,600 Scott Technologies Inc*                                       96,525
      6,700 Scotts Co Class A*                                           249,575
      9,650 Shorewood Packaging Corp*                                    153,194
      4,700 Standex International Corp                                   139,238
      4,300 Steel Technologies Inc                                        44,075
      9,700 Sturm Ruger Company Inc                                      162,475
      5,700 Telxon Corp                                                  184,538
      7,600 Texas Industries Inc                                         402,800
      6,250 The Manitowoc Company Inc                                    251,950
      7,550 TheraTech Inc*                                                76,444
      6,175 Thomas Nelson Inc                                             82,591
      4,600 Toro Co                                                      157,550
      4,250 Tredegar Industries Inc                                      360,719
      7,500 Ultratech Stepper Inc*                                       148,125
      9,900 Valmont Industries Inc                                       197,683
      9,100 Vertex Pharmaceuticals Inc*                                  204,750
      5,600 WD-40 Co                                                     151,900
      8,100 WH Brady Co Class A                                          225,277
      3,100 Walbro Corp                                                   43,788
      4,000 Whittaker Corp*                                               53,000
      5,100 Wolverine Tube Inc*                                          193,800
      6,875 Wynn's International Inc                                     132,344
      8,200 Xircom Inc*                                                  127,608
      4,500 Zero Corp                                                    127,688
                                                                     $18,837,458

MINING --- 0.5%
     10,200 AMCOL International Corp                                     123,032
      7,900 Coeur D'Alene Mines Co*                                       53,325
      5,300 Dravo Corp*                                                   48,691
     11,104 Getchell Gold Corp*                                          170,724
     11,100 Glamis Gold Ltd*                                              38,850
     19,800 Helca Mining Co*                                             105,178
      7,300 Stillwater Mining Co*                                        198,013
                                                                        $737,813

OIL & GAS --- 2.7%
     10,600 Benton Oil & Gas Co*                                         112,625
      8,900 Cabot Oil & Gas Corp                                         178,000
     16,550 Cross Timbers Oil Co                                         315,476
     11,600 Devon Energy Corp                                            405,269
      6,700 HS Resources Inc*                                             97,565
     12,900 Newfield Exploration Co*                                     320,888
      8,200 Oceaneering International Inc*                               145,550
      6,000 Plains Resources Inc*                                        107,250
      7,500 Pool Energy Services Co*                                     110,625
     18,000 Pride International Inc*                                     304,866
      7,300 Remington Oil & Gas Corp*                                     39,238
     36,700 Santa Fe Energy Resources Inc                                394,525
      8,000 Seitel Inc*                                                  129,496
     12,000 Snyder Oil Corp                                              239,244
      4,000 St Mary Land & Exploration Co                                 96,500
     15,900 Tuboscope Vetco International Corp*                          314,025
     18,400 Vintage Petroleum Inc                                        347,300
      3,200 Wiser Oil Co                                                  35,398
                                                                      $3,693,840

OTHER ASSET-BACKED --- 0.1%
      7,400 ABM Industries Inc                                           206,275
                                                                        $206,275

OTHER TRANS SERVICES --- 1.6%
     11,300 American Freightways Corp*                                   113,000
      7,000 Arkansas Best Corp*                                           65,625
     18,500 Brightpoint Inc*                                             268,250
      8,800 Expeditors International of Washington Inc                   387,200
     12,800 Fritz Companies Inc*                                         171,200
      6,000 Frozen Food Express Industries Inc                            59,250
     10,784 Heartland Express Inc*                                       218,376
      4,000 Landstar System Inc*                                         139,748
      4,400 MS Carriers Inc*                                             119,350
      5,100 Rural/Metro Corp*                                             66,300
      9,400 USFreightways Corp                                           308,724
     17,062 Werner Enterprises Inc                                       325,236
                                                                      $2,242,259

REAL ESTATE --- 0.9%
     15,300 Amresco Inc*                                                 445,612
      7,467 CCB Financial Corp                                           793,369
                                                                      $1,238,981

RETAIL TRADE --- 8.9%
      9,200 AnnTaylor Stores Corp*                                       194,920
     10,800 Applebees International Inc                                  241,650
      4,200 Au Bon Pain Inc*                                              46,200
      3,200 Bertuccis Inc*                                                32,800
     13,600 Bombay Company Inc*                                           64,600
      6,200 Books-A-Million Inc*                                          28,675
      4,400 Builders Material Holding Corp*                               60,773
     16,600 CKE Restaurants Inc                                          684,750
     18,900 Caseys General Stores Inc                                    313,022
      8,776 Cash America International Inc                               133,834
      9,800 Cato Corp Class A                                            170,579
      7,150 Cheesecake Factory Inc*                                      161,769
      7,475 Consolidated Products Inc*                                   157,909
      2,700 Danmark International Inc*                                    22,950
      6,000 Discount Auto Parts Inc*                                     156,000
     10,500 Eagle Hardware & Garden Inc*                                 242,813
      6,000 Express Scripts Inc*                                         483,750
      6,700 Fabri-Centers of America Inc Class A*                        183,413
      7,500 Filenes Basement Corp*                                        40,898
     14,100 Foodmaker Inc*                                               237,938
     10,000 Footstar Inc*                                                480,000
      3,700 Gottschalks Inc*                                              32,838
      7,600 Hancock Fabrics Inc                                           95,000
      3,500 IHOP Corp*                                                   144,813
      5,000 J Baker Inc                                                   57,810
      9,300 Jan Bell Marketing Inc*                                       60,450
     10,800 Landrys Seafood Restaurant Co*                               195,404
      6,100 Lechters Corp*                                                29,927
      3,400 Lillian Vernon Corp                                           56,525
     13,900 Linens 'N Things Inc*                                        424,812
      8,400 Luby's Cafeterias Inc                                        147,521
     10,400 Michaels Stores Inc*                                         366,922
     13,818 Midway Games Inc*                                            215,906
      7,600 O'Reilly Automotive Inc*                                     273,600
     24,045 Pier 1 Imports Inc                                           574,074
     17,100 Ross Stores Inc                                              735,300
     11,900 Ruby Tuesday Inc                                             184,450
     15,900 Ryan's Family Steak Houses Inc*                              162,975
      4,500 SPX Corp*                                                    289,688
     17,500 Shoney's Inc*                                                 61,250
      9,300 Shopko Stores Inc*                                           316,200
      6,500 Showbiz Pizza Time Inc*                                      262,028
      6,850 Sonic Corp*                                                  153,269
      6,000 St John Knits Inc                                            231,750
     16,500 Stein Mart Inc*                                              222,750
      8,300 TCBY Enterprises Inc                                          76,252
      6,100 TJ International Inc                                         183,763
      5,300 Taco Cabana Inc*                                              33,454
      8,300 The Dress Barn Inc*                                          206,463
     11,925 The Men's Wearhouse Inc*                                     393,525
     11,350 The Sports Authority Inc*                                    169,535
     10,980 Triarc Companies Inc Class A*                                240,868
      9,400 Whole Foods Market Inc*                                      568,700
     18,550 Williams-Sonoma Inc*                                         590,113
     12,800 Zale Corp*                                                   407,194
                                                                     $12,304,372

SECURITIES & COMMODITIES --- 1.0%
     10,141 Downey Financial Corp                                        331,479
      9,900 Legg Mason Inc                                               569,864
     17,350 Raymond James Financial Inc                                  519,407
                                                                      $1,420,750

TELEPHONE --- 0.2%
     23,100 Tel-Save Holdings Inc*                                       340,725
                                                                        $340,725

TRANSPORTATION EQUIPMENT --- 2.4%
      9,950 AAR Corp                                                     294,142
      5,600 AO Smith Corp                                                289,447
     10,300 Arctic Cat Inc                                               101,712
      8,200 BE Aerospace Inc*                                            238,825
     13,100 Breed Technologies Inc                                       200,587
     25,500 Gentex Corp*                                                 462,188
      4,400 Huffy Corp                                                    79,750
     13,100 Orbital Sciences Corp*                                       489,613
      6,600 Simpson Industries Inc                                        90,334
      3,400 Skyline Corp                                                 110,925
      4,500 Spartan Motors Inc                                            32,063
      4,700 Standard Motor Products Inc                                  104,575
      6,100 Standard Products Co                                         171,563
      4,400 Thor Industries Inc                                          121,823
      8,250 Wabash National Corp                                         212,438
      8,500 Winnebago Industries Inc                                     108,375
      9,800 Yellow Corp*                                                 181,908
                                                                      $3,290,268

WATER --- 0.8%
      2,600 Aquarion Co                                                   88,886
      3,200 Consumers Water Co                                            88,400
     10,250 Halter Marine Group Inc*                                     154,386
      7,700 Kirby Corp*                                                  194,425
      9,933 Philadelphia Suburban Corp                                   217,284
      3,200 Southern California Water Co                                  86,800
     13,200 United Water Resources Inc                                   237,600
                                                                      $1,067,781

WHOLESALE TRADE - INDL --- 1.4%
      5,075 AM Castle & Co                                               111,650
      7,900 Applied Industrial Technology Inc                            162,440
     11,310 Barrett Resources Corp*                                      423,412
      3,300 Bell Industries Inc*                                          37,537
      4,000 Lawson Products Inc                                          103,000
      7,050 MicroAge Inc*                                                100,018
     14,100 Nautica Enterprises Inc*                                     378,049
     11,950 Patterson Dental Co*                                         437,669
      9,425 Pioneer Standard Electronics Inc                              90,716
      8,200 TBC Corp*                                                     54,325
                                                                      $1,898,816

WHOLESALE TRADE -CONSUMER --- 2.0%
      7,300 Barnes Group Inc                                             197,553
      5,333 Commercial Metals Co                                         163,990
     13,700 Fleming Companies Inc                                        240,599
      8,200 Hughes Supply Inc                                            300,325
      8,200 Kaman Corp Class A                                           156,054
      9,800 Kent Electronics Corp*                                       179,458
      4,100 Nash Finch Co                                                 61,754
     11,550 Owens & Minor Inc                                            115,500
     17,100 Richfood Holdings Inc                                        353,748
      3,700 Syncor International Corp*                                    63,825
     17,300 Tech Data Corp*                                              741,738
      5,500 Watsco Inc                                                   193,529
                                                                      $2,768,073

TOTAL COMMON STOCK --- 100.0%                                       $137,878,751
(Cost $125,404,898)

TOTAL SMALL-CAP INDEX PORTFOLIO --- 100.0%                          $137,878,751
(Cost $125,404,898)


The Maxim Series Fund

Small-Cap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 8.2%
     19,800 Allergan Inc                                                 918,225
     16,900 Berlitz International Inc*                                   456,300
     56,200 Whitman Corp                                               1,289,059
                                                                      $2,663,584

CREDIT INSTITUTIONS --- 3.3%
     14,300 Northern Trust Corp                                        1,090,375
                                                                      $1,090,375

ELECTRONICS - HIGH TECH --- 3.8%
     49,600 Littelfuse Inc*                                            1,252,400
                                                                      $1,252,400

INDUSTRIAL SERVICES --- 3.4%
     19,800 Omnicom Group Inc                                            987,525
      4,300 True North Communications Inc                                125,775
                                                                      $1,113,300

INSURANCE --- 6.4%
      7,800 Arthur J Gallagher & Co                                      349,050
     23,200 MBIA Inc                                                   1,737,100
                                                                      $2,086,150

MFTG - CONSUMER PRODS --- 30.5%
    141,100 American Media Inc Class A*                                  934,787
     24,200 Central Newspapers Inc                                     1,687,950
     93,900 Golden Books Family Entertainment*                           360,858
     50,400 Hasbro Inc                                                 1,981,325
     94,300 Interface Inc Class A                                      1,903,634
     30,800 Lee Enterprises Inc                                          943,250
     33,200 Leggett & Platt Inc                                          830,000
     36,800 McCormick & Company Inc (nonvtg)                           1,314,422
                                                                      $9,956,226

MFTG - INDUSTRIAL PRODS --- 30.5%
     44,500 Ecolab Inc                                                 1,379,500
     67,700 First Brands Corp                                          1,734,813
     28,786 General Binding Corp                                       1,059,670
     23,100 Hunt Corp                                                    547,170
     17,700 Hussmann International Inc                                   328,547
     32,200 Libbey Inc                                                 1,233,646
     56,550 Shorewood Packaging Corp*                                    897,731
     73,700 Specialty Equipment Companies Inc*                         1,667,463
     39,300 WH Brady Co Class A                                        1,093,012
                                                                      $9,941,552

REAL ESTATE --- 4.8%
     49,700 The Rouse Co                                               1,562,419
                                                                      $1,562,419

RETAIL TRADE --- 6.2%
     40,000 Bob Evans Farms Inc                                          847,480
      3,300 Enesco Group Inc                                             101,475
     36,900 Longs Drug Stores Corp                                     1,065,488
                                                                      $2,014,443

SECURITIES & COMMODITIES --- 0.5%
      4,400 T Rowe Price & Associates Inc                                165,273
                                                                        $165,273

TELEPHONE --- 2.4%
     17,300 Century Telephone Enterprises Inc                            793,637
                                                                        $793,637

TOTAL COMMON STOCK --- 100.0%                                        $32,639,359
(Cost $27,322,418)

TOTAL SMALL-CAP VALUE PORTFOLIO --- 100.0%                           $32,639,359
(Cost $27,322,418)


The Maxim Series Fund

Stable Asset Fund I

BONDS

AGENCY --- 67.7%
  1,000,000 Federal Home Loan Mortgage Corp                              994,680
            CMO SER.1637 CL.EB
            5.500% February 15, 2019
    964,659 Federal Home Loan Mortgage Corp                              967,968
            CMO SER.1544 CL.E
            6.250% June 15, 2008
  5,286,374 Federal Home Loan Mortgage Corp                            5,633,266
            CMO Series 42 Class F
            8.000% June 17, 2022
  6,512,000 Federal National Mortgage Association                      6,546,579
            CMO Series 1994-62 Class PE
            6.400% September 25, 2019
 15,002,296 Federal National Mortgage Association                     15,213,228
            Pool #331338
            7.000% February 1, 2028
  5,000,000 Federal National Mortgage Association                      4,992,150
            CMO Series 1994-86 Class PE
            6.000% September 25, 2006
  4,058,182 Federal National Mortgage Association                      4,086,061
            Pool #343349
            6.500% April 1, 2011
  4,890,779 Government National Mortgage Association                   4,970,499
            Pool #423800
            7.000% May 15, 2026
  3,343,689 Government National Mortgage Association                   3,398,191
            Pool #423869
            7.000% June 15, 2026
  1,057,113 Government National Mortgage Association                   1,074,344
            Pool #422877
            7.000% May 15, 2026
  1,000,000 US Department of Veterans Affairs                          1,027,500
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $48,904,466

CREDIT INSTITUTIONS --- 4.9%
  1,500,000 Ford Motor Credit Co                                       1,511,070
            Notes
            6.375% April 15, 2000
  2,000,000 General Motors Acceptance Corp                             2,025,580
            Medium Term Notes
            7.375% May 28, 1999
                                                                      $3,536,650

OTHER ASSET-BACKED --- 16.8%
  2,000,000 ********** (blank) ********** 743844$Z1                    1,994,146
            ABS HEL SER.1998-1 CL.A-2
            6.450% February 25, 2013
  3,260,000 Aames Mortgage Trust                                       3,261,077
            ABS Certs Ser.1995-D Cl.A1-C
            6.500% December 15, 2021
  5,000,000 Contimortgage Home Equity Loan                             5,026,219
            Senior Certs Ser.1995-4 Cl.A6
            6.730% December 15, 2010
  1,856,625 Oakwood Mortgage Investors Inc                             1,871,024
            Senior Certs Ser.1995-B Cl.A2
            6.450% January 15, 2021
                                                                     $12,152,466

U.S. GOVERNMENTS --- 6.0%
  3,800,000 United States of America                                   3,857,000
            Treasury Notes
            6.875% August 31, 1999
    500,000 United States of America                                     501,095
            Treasury Notes
            5.625% November 30, 2000
                                                                      $4,358,095

TOTAL BONDS --- 95.4%                                                $68,951,677
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 4.6%
  3,300,000 Merrill Lynch & Co Inc                                     3,297,351
                                                                      $3,297,351

TOTAL SHORT-TERM INVESTMENTS --- 4.6%                                 $3,297,351
(Cost $0)

TOTAL STABLE ASSET FUND I --- 100.0%                                 $72,249,028
(Cost $0)


The Maxim Series Fund

Stable Asset Fund II

BONDS

AGENCY --- 70.5%
  1,000,000 Federal Home Loan Bank                                       998,000
            Global Notes
            5.625% March 19, 2001
  1,000,000 Federal Home Loan Mortgage Corp                              994,680
            CMO SER.1637 CL.EB
            5.500% February 15, 2019
 10,000,000 Federal Home Loan Mortgage Corp                           10,465,600
            CMO Series 1733 Class PG
            7.500% March 15, 2022
  1,000,000 Federal National Mortgage Association                      1,005,000
            CMO SER.1998-36 CL.A
            6.500% January 18, 2027
     95,949 Federal National Mortgage Association                         95,559
            CMO Series 1993-119 Class CA
            5.500% September 25, 1998
  5,000,000 Federal National Mortgage Association                      5,210,900
            CMO Series 1994-88 Class PG
            7.500% October 25, 2021
 12,459,667 Federal National Mortgage Association                     12,634,850
            Pool #412609
            7.000% January 1, 2028
  5,087,018 Federal National Mortgage Association                      5,228,945
            Pool #303848
            7.500% January 1, 2011
    838,304 Government National Mortgage Association II                  865,548
            Pool #002141
            8.000% December 20, 2025
  1,000,000 US Department of Veterans Affairs                          1,027,500
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $38,526,582

OTHER ASSET-BACKED --- 16.8%
  3,500,000 Aames Mortgage Trust                                       3,501,157
            ABS Certs Ser.1995-D Cl.A1-C
            6.500% December 15, 2021
  5,000,000 Contimortgage Home Equity Loan                             5,026,219
            Senior Certs Ser.1995-4 Cl.A6
            6.730% December 15, 2010
    664,642 First Merchants Auto Rec Corp                                664,642
            Auto Rec Bkd Certs Ser.1995-A
            6.200% January 15, 2001
                                                                      $9,192,018

U.S. GOVERNMENTS --- 5.5%
  1,000,000 United States of America                                   1,012,500
            Treasury Notes
            5.875% September 30, 2002
  2,000,000 United States of America                                   2,019,680
            Treasury Notes
            5.750% April 30, 2003
                                                                      $3,032,180

TOTAL BONDS --- 92.9%                                                $50,750,780
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 7.1%
  3,900,000 Merrill Lynch & Co Inc                                     3,896,869
                                                                      $3,896,869

TOTAL SHORT-TERM INVESTMENTS --- 7.1%                                 $3,896,869
(Cost $0)

TOTAL STABLE ASSET FUND II --- 100.0%                                $54,647,649
(Cost $0)


The Maxim Series Fund

Stable Asset Fund III

BONDS

AGENCY --- 59.7%
  2,000,000 FNMA                                                       2,010,000
            CMO 1998 SER.W2 CL.A2
            6.500% September 1, 2000
  5,000,000 Federal Home Loan Mortgage Corp                            5,257,800
            CMO Series 1770 Class PG
            8.000% April 15, 2022
  2,140,088 Federal Home Loan Mortgage Corp                            2,164,250
            Pool #M80429
            7.000% June 1, 2003
  2,765,796 Federal National Mortgage Association                      2,773,568
            CMO SER.1997-63 CL.E
            6.400% January 18, 2024
    196,268 Federal National Mortgage Association                        197,616
            Pool #340679
            6.500% March 1, 2011
    327,007 Federal National Mortgage Association                        329,253
            Pool #338373
            6.500% April 1, 2011
    283,054 Federal National Mortgage Association                        284,999
            Pool #347082
            6.500% June 1, 2011
  1,645,962 Federal National Mortgage Association                      1,649,040
            CMO SER.X-10B CL.VC
            6.500% May 25, 2000
  2,000,000 Federal National Mortgage Association                      2,010,000
            CMO SER.1998-36 CL.A
            6.500% January 18, 2027
    170,882 Federal National Mortgage Association                        172,056
            Pool #347081
            6.500% June 1, 2011
  8,767,914 Federal National Mortgage Association                      8,891,190
            Pool #412609
            7.000% January 1, 2028
    206,219 Federal National Mortgage Association                        205,379
            CMO Series 1993-119 Class CA
            5.500% September 25, 1998
  1,100,000 US Department of Veterans Affairs                          1,119,250
            VENDEE SER.1998-2 CL.1B
            6.750% September 15, 2014
  5,300,000 US Department of Veterans Affairs                          5,381,143
            Vendee Trust Ser. 1996-2 Cl.1C
            6.750% August 15, 2014
  1,000,000 US Department of Veterans Affairs                          1,019,370
            VENDEE TRUST SER.1997-1 CL.2C
            7.500% September 15, 2017
  4,559,000 US Department of Veterans Affairs                          4,607,417
            VENDEE TRUST SER.1995-2B CL.2C
            7.500% October 15, 2015
                                                                     $38,072,331

CREDIT INSTITUTIONS --- 4.8%
  1,000,000 Ford Motor Credit Co                                         988,180
            Notes
            5.250% April 15, 2000
  2,000,000 General Motors Acceptance Corp                             2,084,480
            Medium Term Notes
            7.750% March 15, 2001
                                                                      $3,072,660

OTHER ASSET-BACKED --- 25.7%
  1,569,641 ********** (blank) ********** 166782AB8                    1,590,739
            HOME LOAN ABS CERTS SER.1997-1
            6.550% May 20, 2018
    370,872 CTS Home Equity Loan Trust                                   370,872
            Senior Certs Ser.1996-1 Cl.A1
            6.900% April 25, 2026
  4,000,000 Contimortgage Home Equity Loan                             4,020,975
            Senior Certs Ser.1995-4 Cl.A6
            6.730% December 15, 2010
  5,002,432 Equicon Home Equity Loan Trust                             5,730,935
            Senior Certs Ser.1994-2 Cl.A5
            8.750% November 18, 2025
  4,641,562 Oakwood Mortgage Investors Inc                             4,677,559
            Senior Certs Ser.1995-B Cl.A2
            6.450% January 15, 2021
                                                                     $16,391,080

U.S. GOVERNMENTS --- 2.3%
  1,500,000 United States of America                                   1,495,545
            Treasury Notes
            5.000% February 15, 1999
                                                                      $1,495,545

TOTAL BONDS --- 92.6%                                                $59,031,616
(Cost $0)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.1%
  2,000,000 Prudential Funding Corp                                    1,990,817
                                                                      $1,990,817

SECURITIES & COMMODITIES --- 4.2%
  2,700,000 Merrill Lynch & Co Inc                                     2,697,833
                                                                      $2,697,833

TOTAL SHORT-TERM INVESTMENTS --- 7.4%                                 $4,688,650
(Cost $0)

TOTAL STABLE ASSET FUND III --- 100.0%                               $63,720,266
(Cost $0)


The Maxim Series Fund

Stable Asset Fund IV

BONDS

AGENCY --- 72.7%
  2,000,000 Federal Home Loan Bank                                     1,996,000
            Global Notes
            5.625% March 19, 2001
  1,618,364 Federal Home Loan Mortgage Corp                            1,637,558
            Balloon Pool #M90492
            7.000% April 1, 2002
  3,922,000 Federal Home Loan Mortgage Corp                            3,980,830
            CMO SER.1938 CL.C
            7.500% October 15, 2005
  2,074,761 Federal Home Loan Mortgage Corp                            2,122,729
            Pool #G10430
            7.000% December 1, 2010
  1,504,799 Federal Home Loan Mortgage Corp                            1,551,056
            Pool #E20003
            7.500% November 1, 2007
  2,313,078 Federal Home Loan Mortgage Corp                            2,379,001
            Pool #E00492
            7.500% June 1, 2012
  1,000,000 Federal National Mortgage Association                      1,005,000
            CMO SER.1998-36 CL.A
            6.500% January 18, 2027
  3,696,037 Federal National Mortgage Association                      3,753,695
            Pool #313017
            7.000% July 1, 2003
  2,500,000 Federal National Mortgage Association                      2,558,575
            CMO SER.1997-28 CL.PC
            7.375% March 18, 2022
  2,175,000 Federal National Mortgage Association                      2,155,273
            CMO SER.G1993-27 CL.B
            6.000% December 25, 2020
  1,614,170 Federal National Mortgage Association                      1,637,866
            Pool #50930
            7.000% November 1, 2023
  3,336,032 Federal National Mortgage Association                      3,385,005
            Pool #303450
            7.000% August 1, 2025
  3,000,000 Government National Mortgage Association                   3,055,290
            CMO SER.1996-5 CL.DB
            7.000% November 16, 2020
    212,126 Government National Mortgage Association                     211,728
            CMO SER.1994-7 CL.PC
            6.500% October 16, 2009
  2,000,000 Government National Mortgage Association                   2,095,620
            CMO SER.1994-3 CL.PH
            7.488% March 16, 2022
    871,408 Government National Mortgage Association II                  916,067
            Pool #001849
            8.500% August 20, 2024
  2,200,000 US Department of Veterans Affairs                          2,269,300
            VENDEE TRUST SER.1995-3 CL.1C
            7.250% July 15, 2014
  4,000,000 US Department of Veterans Affairs                          4,077,480
            VENDEE TRUST SER.1997-1 CL.2C
            7.500% September 15, 2017
  1,171,000 US Department of Veterans Affairs                          1,191,493
            VENDEE SER.1998-2 CL.1B
            6.750% September 15, 2014
                                                                     $41,979,566

OTHER ASSET-BACKED --- 24.0%
  4,500,000 Advanta Mortgage Loan Trust                                4,476,460
            HOME EQUITY LOAN CERTS 1996-1
            6.350% October 25, 2021
  3,000,000 Contimortgage Home Equity Loan                             3,122,842
            HEL P-T CERTS SER.1997-2
            7.340% March 15, 2023
  3,000,000 Delta Funding Home Equity Loan Trust                       3,102,013
            SER.1995-2 CL.A4
            7.210% March 25, 2020
  3,000,000 IMC Home Equity Loan Trust                                 3,146,543
            SENIOR CERTS SER.1997-2 CL.A5
            7.480% March 20, 2021
                                                                     $13,847,858

TOTAL BONDS --- 96.7%                                                $55,827,424
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 3.3%
  1,900,000 Merrill Lynch & Co Inc                                     1,898,475
                                                                      $1,898,475

TOTAL SHORT-TERM INVESTMENTS --- 3.3%                                 $1,898,475
(Cost $0)

TOTAL STABLE ASSET FUND IV --- 100.0%                                $57,725,899
(Cost $0)


The Maxim Series Fund

Stable Asset Fund V

BONDS

AGENCY --- 86.9%
  2,157,568 ********** (blank) ********** 31378QXA4                    2,133,834
            Pool 405773
            6.000% November 1, 2012
  2,573,326 ********** (blank) ********** 31378RR50                    2,545,019
            Pool #406508
            6.000% December 1, 2012
  1,989,297 ********** (blank) ********** 31378ULY6                    1,985,318
            Pool #409043
            6.500% December 1, 2027
  2,496,972 ********** (blank) ********** 36224RLF9                    2,596,101
            Pool #336126
            8.000% January 15, 2023
  2,894,794 Federal Home Loan Mortgage Corp                            2,970,059
            Pool #C90185
            7.500% September 1, 2017
  2,801,653 Federal Home Loan Mortgage Corp                            2,854,884
            Pool #C90192
            7.000% November 1, 2017
  2,000,000 Federal National Mortgage Association                      2,010,000
            CMO SER.1998-36 CL.A
            6.500% January 18, 2027
  4,219,000 Government National Mortgage Association                   4,303,380
            CMO SER.1997-6 CL.P
            7.500% August 20, 2021
  1,901,855 Government National Mortgage Association                   1,934,567
            Pool #326915
            7.000% January 15, 2023
  1,900,733 Government National Mortgage Association                   1,899,783
            Pool #780560
            6.500% May 15, 2024
  3,459,073 Government National Mortgage Association II                3,507,500
            Pool #002591
            7.000% May 20, 2028
  2,326,585 Government National Mortgage Association II                2,314,952
            Pool #001619
            6.500% March 20, 2024
  3,000,000 US Department of Veterans Affairs                          3,094,500
            VENDEE TRUST SER.1995-3 CL.1C
            7.250% July 15, 2014
  1,000,000 US Department of Veterans Affairs                          1,027,500
            VENDEE TRUST SER.1997-2 CL.B
            7.500% January 15, 2013
                                                                     $35,177,397

OTHER ASSET-BACKED --- 9.9%
  4,000,000 ********** (blank) ********** 743844AN2                    4,010,499
            PBHET SER.1997-3 CL.A2
            6.740% May 25, 2012
                                                                      $4,010,499

TOTAL BONDS --- 96.8%                                                $39,187,896
(Cost $0)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 3.2%
  1,300,000 Merrill Lynch & Co Inc                                     1,298,956
                                                                      $1,298,956

TOTAL SHORT-TERM INVESTMENTS --- 3.2%                                 $1,298,956
(Cost $0)

TOTAL STABLE ASSET FUND V --- 100.0%                                 $40,486,852
(Cost $0)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AGENCY --- 0.6%
    100,300 Federal National Mortgage Association (nonvtg)             6,093,225
                                                                      $6,093,225

AGRICULTURE --- 0.0%
      6,100 Agco Corp                                                    125,428
      5,900 Dole Food Company Inc                                        293,153
                                                                        $418,581

AIR --- 0.6%
     17,600 AMR Corp*                                                  1,465,200
      2,900 ASA Holdings Inc                                             143,913
      4,900 Airborne Freight Corp                                        171,191
      2,500 Alaska Air Group Inc*                                        136,405
      7,300 Delta Air Lines Inc                                          943,525
     14,240 FDX Corp*                                                    893,560
      4,000 Pittston Burlington Group                                    147,500
     21,625 Southwest Airlines Co                                        640,641
      9,800 US Air Group Inc*                                            776,650
                                                                      $5,318,585

COMMUNICATIONS --- 3.5%
     11,750 360 Communications Co*                                       376,000
     12,100 AH Belo Corp Class A                                         294,938
    157,200 AT&T Corp                                                  8,980,050
     55,400 Airtouch Communications Inc*                               3,237,410
     69,600 CBS Corp                                                   2,209,800
     15,400 Cabletron Systems Inc*                                       206,930
      3,185 Chris-Craft Industries Inc*                                  174,178
     12,000 Clear Channel Communications Inc*                          1,309,500
     35,600 Comcast Corp Class A                                       1,445,111
      5,000 Comsat Corp                                                  141,560
     27,500 Gannett Company Inc                                        1,954,205
     14,600 General Instrument Corp*                                     396,930
     59,000 Mediaone Group Inc*                                        2,592,283
     26,450 Nextel Communications Inc*                                   657,944
      6,700 Qualcomm Inc*                                                376,453
      2,400 TCA Cable TV Inc                                             144,000
     49,100 Tele-Communications Inc*                                   1,887,257
      5,900 Telephone & Data Systems Inc                                 232,313
      3,600 Vanguard Cellular Systems Inc Class A*                        67,950
     34,503 Viacom Inc Class B*                                        2,009,800
     99,840 Worldcom Inc*                                              4,835,950
                                                                     $33,530,562

CONSTRUCTION --- 0.1%
      5,800 Centex Corp                                                  218,950
     11,516 Clayton Homes Inc                                            218,804
      1,750 Granite Construction Inc                                      53,594
      3,800 Kaufman & Broad Home Corp                                    120,650
      4,200 Pulte Corp                                                   125,475
                                                                        $737,473

CONSUMER SERVICES --- 8.0%
     10,700 Accustaff Inc*                                               334,375
      2,800 Acuson Corp*                                                  50,924
      5,500 Allegiance Corp                                              281,875
      6,400 Allergan Inc                                                 296,800
     24,600 Amgen Inc*                                                 1,608,225
      5,000 Apria Healthcare Group Inc*                                   33,435
      5,400 Bausch & Lomb Inc                                            270,675
     27,200 Baxter International Inc                                   1,463,686
      2,800 Beckman Coulter Inc                                          163,100
     11,900 Becton Dickinson & Co                                        923,738
     10,000 Beverly Enterprises Inc                                      138,120
      7,100 Biogen Inc*                                                  347,900
     10,900 Biomet Inc                                                   360,376
     96,300 Bristol-Myers Squibb Co                                   11,068,433
      5,500 CR Bard Inc                                                  209,341
     37,120 CVS Corp                                                   1,445,341
      4,500 Carter-Wallace Inc                                            81,279
     82,371 Cendant Corp*                                              1,719,495
      9,200 Circus Circus Enterprises Inc*                               155,820
     62,363 Columbia/HCA Healthcare Corp                               1,816,322
      4,500 Concentra Managed Care Inc*                                  117,000
      5,575 Covance Inc*                                                 125,438
    107,100 Eli Lilly & Co                                             7,075,240
      6,200 First Health Group Corp*                                     176,700
      7,800 Forest Laboratories Inc*                                     278,850
     11,870 Foundation Health Systems*                                   313,071
      7,600 Genzyme Corp                                                 194,271
     10,200 H&R Block Inc                                                429,675
      9,850 Harrah's Entertainment Inc*                                  229,013
      4,350 Health Care & Retirement Corp*                               171,551
     16,200 Health Management Associates Inc*                            541,679
     38,804 Healthsouth Corp*                                          1,035,562
     23,900 Hilton Hotels Corp                                           681,150
     16,100 Humana Inc*                                                  502,111
     11,650 Ivax Corp*                                                   107,763
    130,094 Johnson & Johnson                                          9,594,433
      7,200 King World Productions Inc*                                  183,600
      6,200 Manor Care Inc                                               238,309
     24,650 Marriott International Inc                                   798,044
     45,400 Medtronic Inc                                              2,894,250
    115,628 Merck & Company Inc                                       15,465,245
     17,450 Mirage Resorts Inc*                                          371,894
      5,950 Novacare Inc*                                                 69,913
      8,000 Omnicare Inc                                                 305,000
      6,800 PSS World Medical Inc*                                        99,450
      3,991 Pacific Health Systems*                                      352,705
      8,409 Promus Hotel Corp*                                           323,747
      7,300 Quorum Health Group Inc*                                     193,450
     24,800 Service Corporation International                          1,063,300
      8,111 St Jude Medical Inc*                                         298,582
      9,500 Stewart Enterprises Inc Class A                              252,938
      9,300 Stryker Corp                                                 356,888
     29,900 Tenet Healthcare Corp*                                       934,375
     65,930 The Walt Disney Co                                         6,926,738
      7,800 Total Renal Care Holdings Inc*                               269,100
     18,650 United Healthcare Corp                                     1,184,275
      7,400 United States Surgical Corp                                  337,625
      9,900 Whitman Corp                                                 227,076
                                                                     $77,489,271

CREDIT INSTITUTIONS --- 9.6%
     44,600 American Express Co                                        5,084,400
      6,150 Associated Banc-Corp                                         231,394
     33,544 Associates First Capital Corp                              2,578,695
     13,700 BB&T Corp                                                    926,463
     67,905 Banc One Corp                                              3,789,914
     36,400 Bank of New York Company Inc                               2,209,007
     66,048 BankAmerica Corp                                           5,708,991
     28,400 BankBoston Corp                                            1,579,750
      9,500 Bankers Trust New York Corp                                1,102,589
      5,300 Beneficial Corp                                              811,891
      6,300 Capital One Financial Corp                                   782,378
     12,440 Charter One Financial Inc                                    419,066
     82,592 Chase Manhattan Corp                                       6,235,696
     43,700 Citicorp                                                   6,522,225
      4,500 City National Corp                                           166,217
     15,150 Comerica Inc                                               1,003,688
     10,500 Countrywide Credit Industries Inc                            532,875
     10,900 Crestar Financial Corp                                       594,726
     24,225 Fifth Third Bancorp                                        1,526,175
     27,810 First Chicago NBD Corp                                     2,464,661
     18,112 First Security Corp                                          387,705
     12,400 First Tennessee National Corp                                391,369
     93,800 First Union Corp                                           5,463,850
      5,050 First Virginia Banks Inc                                     258,181
     14,100 Firstar Corp                                                 535,800
     27,485 Fleet Financial Group Inc                                  2,294,998
      5,500 Golden West Financial Corp                                   584,716
     10,600 HF Ahmanson & Co                                             752,600
     31,200 Household International Inc                                1,552,200
     18,600 Huntington Bancshares Inc                                    623,100
     17,200 JP Morgan & Company Inc                                    2,014,550
     42,504 Keycorp                                                    1,514,205
     48,518 MBNA Corp                                                  1,601,094
     10,300 Marshall & Ilsley Corp                                       525,939
     25,206 Mellon Bank Corp                                           1,754,968
     12,862 Mercantile Bancorporation Inc                                647,923
      7,000 Mercantile Bankshares Corp                                   243,684
     31,720 National City Corp                                         2,252,120
     92,650 NationsBank Corp                                           7,087,725
     13,850 North Fork Bancorporation Inc                                338,452
     10,800 Northern Trust Corp                                          823,500
     73,200 Norwest Corp                                               2,735,850
      9,240 Old Kent Financial Corp                                      332,344
     29,100 PNC Bank Corp                                              1,565,929
      7,800 Pacific Century Financial Corp                               187,200
     14,500 Regions Financial Corp                                       595,399
     15,600 State Street Boston Corp                                   1,084,200
     20,400 Suntrust Banks Inc                                         1,658,765
     25,500 Synovus Financial Corp                                       605,625
      8,800 TCF Financial Corp                                           259,600
      8,200 Union Planters Corp                                          482,258
     19,933 Wachovia Corp                                              1,684,339
     37,470 Washington Mutual Inc                                      1,627,584
      8,200 Wells Fargo & Co                                           3,025,800
      3,200 Wilmington Trust Co                                          194,800
      6,900 Zions Bancorp                                                366,563
                                                                     $92,325,736

ELECTRIC --- 2.9%
     16,978 AES Corp*                                                    892,398
     11,900 Allegheny Energy Inc                                         358,487
     13,300 Ameren Corp                                                  528,675
     18,500 American Electric Power Company Inc                          839,438
     14,400 Baltimore Gas & Electric Co                                  447,293
      2,100 Black Hills Corp                                              48,300
      9,800 CMS Energy Corp                                              431,200
     14,700 Carolina Power & Light Co                                    637,613
     20,600 Central & South West Corp                                    553,625
      3,200 Central Maine Power Co                                        62,400
     15,293 Cinergy Corp                                                 535,255
      2,200 Cleco Corp                                                    65,450
     10,425 Conectiv Inc                                                 213,713
     22,800 Consolidated Edison Inc                                    1,050,214
     14,100 DTE Energy Co                                                569,288
     19,000 Dominion Resources Inc                                       774,250
     34,838 Duke Power Co                                              2,064,152
     35,100 Edison International                                       1,037,626
      6,300 Energy East Corp                                             262,238
     23,900 Entergy Corp                                                 687,125
     17,600 FPL Group Inc                                              1,108,800
     22,399 Firstenergy Corp                                             688,769
      9,400 Florida Progress Corp                                        386,575
     12,400 GPU Inc                                                      468,869
      3,100 Hawaiian Electric Industries Inc                             123,030
      7,300 Hormel Foods Corp                                            252,303
     28,667 Houston Industries Inc                                       885,094
      3,600 Idaho Power Co                                               124,650
      7,000 Illinova Corp                                                210,000
      7,446 Interstate Energy Corp                                       241,995
      4,350 Ipalco Enterprises Inc                                       193,301
      6,000 Kansas City Power & Light Co                                 174,000
     12,600 LG&E Energy Corp                                             340,981
      9,133 MidAmerican Energy Holdings Co                               197,501
      3,300 Minnesota Power & Light Co                                   131,175
      5,300 Montana Power Co                                             184,175
      4,900 Nevada Power Co                                              126,175
      6,200 New England Electric System                                  268,150
     16,200 Niagara Mohawk Power Corp*                                   241,979
     11,800 Nipsco Industries Inc                                        330,400
     12,600 Northeast Utilities*                                         213,406
     14,600 Northern States Power Co                                     417,925
     16,200 PP&L Resources Inc                                           367,529
     28,800 PacifiCorp                                                   651,600
     21,600 Peco Energy Co                                               630,439
      8,200 Pinnacle West Capital Corp                                   369,000
     11,500 Potomac Electric Power Co                                    288,213
      4,100 Public Service Company of New Mexico                          93,017
     22,500 Public Service Enterprise Group Inc                          774,833
      8,200 Puget Sound Power & Light Co                                 219,858
     10,350 Scana Corp                                                   308,554
     67,600 Southern Co                                                1,871,641
     12,800 Teco Energy Inc                                              343,194
     23,775 Texas Utilities Co                                           989,634
     21,000 Unicom Corp                                                  736,302
      5,200 Utilicorp United Inc                                         195,972
     10,900 Wisconsin Energy Corp                                        331,088
                                                                     $27,538,867

ELECTRONICS - HIGH TECH --- 12.8%
     21,180 AMP Inc                                                      728,063
      1,400 ATL Ultrasound Inc                                            63,875
      6,500 Adobe Systems Inc                                            275,840
     13,900 Advanced Micro Devices Inc*                                  237,162
      2,700 Aeroquip-Vickers Inc                                         157,612
      9,300 American Power Conversion Corp*                              279,000
     15,766 Analog Devices Inc*                                          387,244
      8,637 Andrew Corp*                                                 156,001
     12,900 Apple Computer Inc*                                          370,062
     35,400 Applied Materials Inc*                                     1,044,300
     18,700 Ascend Communications Inc*                                   926,809
      9,700 Atmel Corp*                                                  132,163
      3,700 Avnet Inc                                                    202,342
      9,200 Black & Decker Corp                                          561,200
     18,830 Boston Scientific Corp*                                    1,348,699
      2,400 Briggs & Stratton Corp                                        89,849
      6,600 Cirrus Logic Inc*                                             73,425
     99,000 Cisco Systems Inc*                                         9,114,138
    159,917 Compaq Computer Corp                                       4,537,645
      4,200 Comverse Technology Inc*                                     217,875
      8,800 Cypress Semiconductor Corp*                                   73,146
     11,500 DSC Communications Corp*                                     345,000
      4,800 Data General Corp*                                            71,698
     62,300 Dell Computer Corp*                                        5,782,188
      5,300 Dentsply International Inc                                   132,500
      6,712 Diebold Inc                                                  193,809
     31,200 Eastman Kodak Co                                           2,279,534
     42,800 Emerson Electric Co                                        2,584,050
      4,433 Federal Signal Corp                                          107,775
      4,000 Flowserve Corp                                                98,500
     15,100 Gateway 2000 Inc*                                            764,438
    315,300 General Electric Co                                       28,692,300
      4,300 General Signal Corp                                          154,800
      7,800 Harris Corp                                                  348,559
    100,226 Hewlett-Packard Co                                         6,001,032
     12,200 Honeywell Inc                                              1,019,456
      6,400 Hubbell Inc Class B                                          266,400
      3,990 Imation Corp*                                                 66,082
      7,900 Integrated Device Technology Inc*                             56,532
    164,100 Intel Corp                                                12,163,913
     91,200 International Business Machines Corp                      10,470,854
     10,900 International Game Technology                                264,325
      8,200 Johnson Controls Inc                                         468,933
      8,400 KLA-Tencor Corp*                                             232,571
     13,600 LSI Logic Corp*                                              313,643
      6,400 Lexmark International Group Inc Class A*                     390,400
      7,400 Linear Technology Corp                                       446,309
      4,500 Litton Industries Inc*                                       265,500
      3,100 Magnetek Inc*                                                 48,825
      6,211 Mark IV Industries Inc                                       134,313
     12,700 Maxim Integrated Products Inc*                               402,425
      9,100 Maytag Corp                                                  449,313
      6,300 Mentor Graphics Corp*                                         66,541
     20,600 Micron Technology Inc*                                       511,127
     15,208 Molex Inc                                                    380,200
     57,800 Motorola Inc                                               3,038,084
     10,031 NCR Corp*                                                    326,008
     16,000 National Semiconductor Corp*                                 210,992
     11,099 Network Associates Inc*                                      531,365
     50,300 Northern Telecom Ltd                                       2,854,525
     34,100 Novell Inc*                                                  434,775
      2,000 OEA Inc                                                       32,000
     36,953 PG&E Corp                                                  1,166,311
      4,800 Perkin-Elmer Corp                                            298,498
      4,200 Polaroid Corp                                                149,360
     13,300 Quantum Corp*                                                275,975
     32,700 Raytheon Co                                                1,933,388
      5,800 SCI Systems Inc*                                             218,225
      7,700 Scientific-Atlanta Inc                                       195,388
     23,540 Seagate Technology Inc*                                      560,534
      7,250 Sensormatic Electronics Corp*                                101,500
      4,250 Sequent Computer Systems Inc*                                 51,264
     18,300 Silicon Graphics Inc*                                        221,888
     11,200 Solectron Corp*                                              471,094
      8,900 Sterling Commerce Inc*                                       431,650
     10,400 Storage Technology Corp*                                     451,100
      2,300 Stratus Computer Inc*                                         58,218
     36,700 Sun Microsystems Inc*                                      1,594,138
      5,675 Symbol Technologies Inc                                      214,231
      4,900 Tektronix Inc                                                173,338
      3,600 Teleflex Inc                                                 136,800
     17,600 Tellabs Inc*                                               1,260,600
      8,100 Teradyne Inc*                                                216,675
     37,800 Texas Instruments Inc                                      2,204,194
     15,425 Thermo Electron Corp*                                        527,334
      5,400 Thomas & Betts Corp                                          265,950
     24,400 Unisys Corp*                                                 689,300
      2,900 Varian Associates Inc                                        113,100
      6,294 Vishay Intertechnology Inc*                                  112,895
      9,500 WW Grainger Inc                                              473,214
      7,300 Whirlpool Corp                                               501,875
     31,700 Xerox Corp                                                 3,221,513
      7,200 Xilinx Inc*                                                  244,800
      3,900 York International Corp                                      169,892
                                                                    $123,082,286

ENVIRONMENTAL SERVICES --- 0.4%
     17,887 Browning-Ferris Industries Inc                               621,573
     32,000 Laidlaw Inc Class B                                          389,984
      4,900 Ogden Corp                                                   135,666
      3,300 Rollins Inc                                                   67,650
     21,300 USA Waste Services Inc*                                    1,051,688
     46,100 Waste Management Inc                                       1,613,500
                                                                      $3,880,061

FINANCIAL SERVICES --- 0.1%
     13,000 Green Tree Financial Corp                                    556,556
                                                                        $556,556

FORESTRY --- 0.4%
      5,500 Boise Cascade Corp                                           180,125
      2,100 Chesapeake Corp                                               81,768
      8,900 Georgia-Pacific Corp Class A                                 524,539
      9,000 Georgia-Pacific Corp Class B                                 207,558
     29,784 International Paper Co                                     1,280,712
      5,000 Longview Fibre Co                                             71,250
     10,600 Louisiana-Pacific Corp                                       193,450
     19,200 Weyerhaeuser Co                                              886,790
                                                                      $3,426,192

GAS --- 0.8%
      5,500 AGL Resources Inc                                            109,312
      8,100 Columbia Gas System Inc                                      450,563
      9,300 Consolidated Natural Gas Co                                  547,538
      2,000 Eastern Enterprises                                           85,750
     11,668 El Paso Energy Corp                                          446,301
     31,760 Enron Corp                                                 1,717,009
      2,200 Indiana Energy Inc                                            65,725
      7,600 MCN Corp                                                     189,050
     15,300 Marketspan Corp                                              458,036
      3,700 National Fuel Gas Co                                         161,179
     10,780 New Century Energies Inc                                     489,811
      4,700 Nicor Inc                                                    188,588
      3,100 Oneok Inc                                                    123,613
      3,400 Peoples Energy Corp                                          131,325
      8,000 Questar Corp                                                 157,000
      6,100 Seagull Energy Corp*                                         101,028
     10,700 Sonat Inc                                                    413,288
     16,500 Tenneco Inc                                                  628,023
      4,200 Washington Gas Light Co                                      112,350
     41,124 Williams Companies Inc                                     1,387,935
                                                                      $7,963,424

HIGHWAYS --- 0.0%
      2,500 Arnold Industries Inc                                         36,875
      7,200 Ryder System Inc                                             227,246
                                                                        $264,121

HOLDING & INVEST OFFICES --- 0.7%
     16,200 Cincinnati Financial Corp                                    621,675
     15,800 Cognizant Corp                                               995,400
     11,100 Dime Bancorp Inc                                             332,301
      5,500 Finova Group Inc                                             311,438
     14,800 Hibernia Corp                                                298,768
     11,000 MGIC Investment Corp                                         627,682
     17,150 Summit Bancorp                                               814,625
     71,873 U S Bancorp                                                3,090,539
                                                                      $7,092,428

INDEPENDENT POWER PROD --- 0.0%
      5,900 Calenergy Inc*                                               177,366
      7,800 OGE Energy Corp                                              210,600
                                                                        $387,966

INDUSTRIAL SERVICES --- 6.9%
      5,566 AC Nielsen Corp*                                             140,541
      8,700 Altera Corp*                                                 257,189
     20,900 America Online Inc                                         2,215,400
      9,500 Arrow Electronics Inc*                                       206,625
      4,500 Autodesk Inc                                                 173,813
     29,100 Automatic Data Processing Inc                              2,120,663
     19,700 BMC Software Inc*                                          1,023,159
     20,550 Cadence Design Systems Inc*                                  642,188
      7,000 Ceridian Corp*                                               411,250
      9,500 Cintas Corp                                                  484,500
     14,850 Comdisco Inc                                                 282,150
     52,825 Computer Associates International Inc                      2,935,063
     15,100 Computer Sciences Corp                                       966,400
     17,400 Compuware Corp*                                              889,575
      7,800 Corrections Corporation of America*                          183,300
      7,900 Deluxe Corp                                                  282,915
     16,600 Dun & Bradstreet Corp                                        597,600
      4,400 EG&G Inc                                                     132,000
      5,700 Electronic Arts Inc*                                         307,800
     14,300 Equifax Inc                                                  519,262
     43,294 First Data Corp                                            1,442,210
      7,775 Fiserv Inc*                                                  330,189
      8,000 Fluor Corp                                                   408,000
      4,000 Foster Wheeler Corp                                           85,748
      4,000 Gtech Holdings Corp*                                         134,748
     41,500 HBO & Co                                                   1,462,875
      2,800 Information Resources Inc*                                    51,800
     16,200 Informix Corp*                                               128,077
     13,200 Interpublic Group of Companies Inc                           801,068
      2,500 Jacobs Engineering Group Inc*                                 80,313
      6,500 Keane Inc*                                                   364,000
      3,750 Kelly Services Inc Class A                                   132,656
    126,946 Lucent Technologies Inc                                   10,560,257
      7,800 Manpower Inc                                                 223,759
      7,600 Medaphis Corp*                                                45,600
    238,500 Microsoft Corp*                                           25,847,438
      4,100 National Service Industries Inc                              208,588
      7,950 Olsten Corp                                                   88,937
     16,500 Omnicom Group Inc                                            822,938
     94,225 Oracle Systems Corp*                                       2,314,354
     26,200 Parametric Technology Corp*                                  710,675
     15,843 Paychex Inc                                                  644,604
     26,500 Pitney Bowes Inc                                           1,275,313
      3,600 Policy Management Systems Corp*                              141,300
      7,300 Quintiles Transnational Corp*                                359,065
      7,700 Reynolds & Reynolds Co Class A                               140,040
      8,900 Robert Half International Inc*                               497,288
      2,500 Shared Medical Systems Corp                                  183,593
      5,500 Sotheby's Holdings Inc Class A                               123,063
      2,800 Standard Register Co                                          99,050
      7,500 Sterling Software Inc*                                       221,715
      3,500 Structural Dynamics Research Corp*                            80,938
     10,000 Sungard Data System Inc*                                     383,750
      5,450 Symantec Corp*                                               142,381
      6,400 Synopsys Inc*                                                292,800
      4,200 Wallace Computer Services Inc                                 99,750
      5,300 Western Atlas Inc                                            449,838
                                                                     $66,150,111

INSURANCE --- 4.7%
     16,350 AON Corp                                                   1,148,588
     14,052 Aetna Inc                                                  1,069,708
     25,924 Aflac Inc                                                    785,808
     40,620 Allstate Corp                                              3,719,248
      6,800 Ambac Inc                                                    397,800
      5,900 American Financial Group Inc                                 255,541
     24,521 American General Corp                                      1,745,526
     67,625 American International Group Inc                           9,873,250
     16,300 Chubb Capital Corp                                         1,310,113
     20,800 Cigna Corp                                                 1,435,200
     18,100 Conseco Inc                                                  846,175
      7,400 General Re Corp                                            1,875,900
      2,850 HSB Group Inc                                                152,475
     11,400 Hartford Financial Services Group Inc                      1,303,875
     10,300 Jefferson-Pilot Corp                                         596,751
      9,700 Lincoln National Corp                                        886,338
     11,100 Loews Corp                                                   967,088
      9,400 MBIA Inc                                                     703,825
     24,800 Marsh & McLennan Companies Inc                             1,498,838
     13,300 Old Republic International Corp                              389,850
      7,800 Oxford Health Plans Inc*                                     119,434
      6,950 Progressive Corp                                             979,950
     13,100 Provident Companies Inc                                      451,950
      9,200 Providian Financial Corp                                     722,770
      8,800 Reliastar Financial Corp                                     422,400
     13,700 SafeCo Corp                                                  622,487
     22,748 St Paul Companies Inc                                        956,826
     18,900 SunAmerica Inc                                             1,085,559
      3,100 The PMI Group Inc                                            227,463
     13,600 Torchmark Corp                                               622,200
      6,050 TransAmerica Corp                                            696,506
      3,300 Transatlantic Holdings Inc                                   255,130
    111,225 Travelers Group Inc                                        6,743,016
     13,400 Unum Corp                                                    743,700
                                                                     $45,611,288

MFTG - CONSUMER PRODS --- 10.4%
      3,500 Adolph Coors Co Class B                                      119,000
      5,500 Alberto-Culver Co Class B                                    159,500
      7,100 American Greetings Corp Class A                              361,653
     47,000 Anheuser-Busch Companies Inc                               2,217,789
     55,352 Archer-Daniels-Midland Co                                  1,072,445
     12,700 Avon Products Inc                                            984,250
      2,900 Banta Corp                                                    89,538
     28,000 Bestfoods                                                  1,625,736
      6,700 Brown-Forman Corp Class B                                    430,475
      9,700 Brunswick Corp                                               240,075
      5,900 Burlington Industries Inc*                                    82,966
     44,000 Campbell Soup Co                                           2,337,500
      1,900 Church & Dwight Inc                                           61,513
    239,000 Coca-Cola Co                                              20,434,500
     39,200 Coca-Cola Enterprises Inc                                  1,538,600
     28,600 Colgate-Palmolive Co                                       2,516,800
      8,900 CompUSA Inc*                                                 160,752
     46,500 ConAgra Inc                                                1,473,446
      3,900 Dean Foods Co                                                214,254
      9,900 Dial Corp                                                    256,776
      9,000 Dow Jones & Company Inc                                      501,750
      2,600 Dreyer's Grand Ice Cream Inc                                  52,325
      9,675 Flowers Industries Inc                                       197,728
      6,900 Fruit of the Loom Inc Class A*                               228,990
     15,300 General Mills Inc                                          1,046,138
    108,700 Gillette Co                                                6,161,877
     35,300 HJ Heinz Co                                                1,981,213
      6,000 HON Industries Inc                                           204,000
      6,900 Harcourt General Inc                                         410,550
     12,850 Hasbro Inc                                                   505,159
      8,700 Herman Miller Inc                                            211,514
     13,800 Hershey Foods Corp                                           952,200
      6,500 Hillenbrand Industries Inc                                   390,000
      2,900 Houghton Mifflin Co                                           92,075
      9,000 IBP Inc                                                      163,125
     13,100 Ikon Office Solutions Inc                                    190,762
     10,400 International Flavors & Fragrances Inc                       451,745
      1,800 International Multifoods Corp                                 49,500
      7,100 Interstate Bakeries Co                                       235,628
      2,800 JM Smucker Co Class A                                         69,474
      9,800 Jones Apparel Group Inc*                                     358,308
      3,600 Jostens Inc                                                   85,950
     39,600 Kellogg Co                                                 1,487,455
      7,600 Knight-Ridder Inc                                            418,471
      4,198 Lancaster Colony Corp                                        158,999
      2,900 Lance Inc                                                     64,888
      3,000 Land's End Inc*                                               94,875
      4,400 Lee Enterprises Inc                                          134,750
     19,000 Leggett & Platt Inc                                          475,000
      6,400 Liz Claiborne Inc                                            334,400
     16,500 Masco Corp                                                   998,250
     28,441 Mattel Inc                                                 1,203,396
      7,100 McCormick & Company Inc                                      253,598
      9,600 McGraw-Hill Companies Inc                                    782,995
      2,600 Media General Inc Class A                                    128,050
      5,100 Meredith Corp                                                239,379
      9,270 New York Times Co Class A                                    734,648
     15,400 Newell Co                                                    767,105
      3,500 Nine West Group Inc*                                          93,842
    144,300 Pepsico Inc                                                5,943,284
    235,100 Philip Morris Companies Inc                                9,257,063
     23,700 Pioneer Hi-Bred International Inc                            980,588
      6,000 Premark International Inc                                    193,500
     13,400 Quaker Oats Co                                               736,156
     13,800 RR Donnelley & Sons Co                                       631,350
     10,200 Ralston-Ralston Purina Group                               1,191,482
     14,500 Rubbermaid Inc                                               481,212
      3,500 Russell Corp                                                 105,655
     45,200 Sara Lee Corp                                              2,528,352
      1,600 Scholastic Corp*                                              63,800
     33,500 Seagram Company Ltd                                        1,371,390
     11,700 Shaw Industries Inc                                          206,213
      1,800 Springs Industries Inc Class A                                83,025
      8,500 Starbucks Corp*                                              454,215
      8,600 The Times Mirror Co Class A                                  540,725
      3,400 Tiffany & Co                                                 163,200
     57,100 Time Warner Inc                                            4,878,453
     11,800 Tribune Co                                                   811,982
      6,000 Tupperware Corp                                              168,750
     22,350 Tyson Foods Inc Class A                                      484,704
      4,500 US Foodservice Inc*                                          157,779
     18,000 UST Inc                                                      486,000
      6,000 Unifi Inc                                                    205,500
     61,900 Unilever NV ADR                                            4,886,200
      3,400 Universal Corp                                               127,075
      5,000 Universal Foods Corp                                         110,935
     11,800 VF Corp                                                      607,700
      9,600 Viad Corp                                                    266,400
      4,390 Vlasic Foods International Inc*                               88,349
      6,100 Warnaco Group Inc Class A                                    258,866
        900 Washington Post Co Class B                                   518,400
      5,591 Wausau-Mosinee Paper Corp                                    127,894
     10,800 Willamette Industries Inc                                    345,600
     11,200 Wm Wrigley Jr Co                                           1,097,600
                                                                     $99,847,077

MFTG - INDUSTRIAL PRODS --- 11.5%
     34,450 3Com Corp*                                                 1,057,167
      3,475 A Schulman Inc                                                67,978
      5,900 AK Steel Holding Corp                                        105,462
    149,400 Abbott Laboratories                                        6,106,725
     22,600 Air Products & Chemicals Inc                                 904,000
      6,900 Airgas Inc*                                                   99,187
      2,950 Albany International Corp Class A                             70,614
      5,150 Albemarle Corp                                               113,619
     22,100 Alcan Aluminium Ltd                                          610,512
     19,050 Allegheny Teledyne Inc                                       435,769
     16,300 Aluminum Company of America                                1,074,773
      8,400 Alza Corp                                                    363,300
    127,000 American Home Products Corp                                6,572,250
      3,150 Ametek Inc                                                    92,333
     10,500 Armco Inc*                                                    66,938
      3,900 Armstrong World Industries Inc                               262,763
      2,400 Arvin Industries Inc                                          87,149
      2,900 Ball Corp                                                    116,542
      2,200 Bandag Inc                                                    85,800
     21,563 Bay Networks Inc*                                            695,407
      5,200 Bemis Company Inc                                            212,550
     12,450 Bethlehem Steel Corp*                                        154,841
      2,900 Betz Laboratories Inc                                        119,988
      3,900 Bowater Inc                                                  184,275
      1,600 Brush Wellman Inc                                             32,899
      6,600 Cabot Corp                                                   213,259
      3,900 Calgon Carbon Corp                                            38,754
      7,300 Callaway Golf Co                                             143,715
      3,700 Camco International Inc                                      288,138
      2,900 Carlisle Companies Inc                                       124,880
      2,200 Carpenter Technology Corp                                    110,550
      7,200 Case Corp                                                    347,400
     35,500 Caterpillar Inc                                            1,877,063
      6,800 Centocor Inc*                                                246,500
      9,300 Champion International Corp                                  457,439
     17,200 Chiron Corp*                                                 269,816
      3,850 Cincinnati Milacron Inc                                       93,601
     10,000 Clorox Co                                                    953,750
      8,800 Consolidated Papers Inc                                      239,800
     11,700 Cooper Industries Inc                                        642,763
      7,700 Cooper Tire & Rubber Co                                      158,813
      3,500 Cordant Technologies Inc                                     161,438
     22,500 Corning Inc                                                  781,875
      4,400 Crane Co                                                     213,673
      7,200 Crompton & Knowles Corp                                      181,346
     12,100 Crown Cork & Seal Company Inc                                574,750
      4,400 Cytec Industries Inc*                                        194,700
     11,400 Danaher Corp                                                 418,232
     24,000 Deere & Co                                                 1,269,000
      2,300 Dexter Corp                                                   73,168
     21,600 Dover Corp                                                   739,800
     21,800 Dow Chemical Co                                            2,107,777
    109,200 EI DuPont De Nemours & Co                                  8,149,050
     48,100 EMC Corp*                                                  2,155,457
      9,369 EVI Weatherford Inc*                                         347,824
      7,700 Eastman Chemical Co                                          479,325
     12,500 Ecolab Inc                                                   387,500
     14,000 Engelhard Corp                                               283,500
      8,100 Ethyl Corp                                                    49,613
      3,700 Ferro Corp                                                    93,654
      3,900 First Brands Corp                                             99,938
     21,400 Fort James Corp                                              952,300
      3,200 Georgia Gulf Corp                                             72,998
     15,200 Goodyear Tire & Rubber Co                                    979,442
      5,700 Great Lakes Chemical Corp                                    224,791
     14,600 Guidant Corp                                               1,041,155
      1,300 HB Fuller Co                                                  72,068
      4,650 Harnischfeger Industries Inc                                 131,651
      4,500 Harsco Corp                                                  206,154
      9,200 Hercules Inc                                                 378,350
      7,100 ICN Pharmaceuticals Inc                                      324,378
     11,100 IMC Global Inc                                               334,388
     11,500 ITT Industries Inc                                           429,813
     24,200 Illinois Tool Works Inc                                    1,613,825
     16,050 Ingersoll-Rand Co                                            707,195
      4,800 Inland Steel Industries Inc                                  135,298
      3,200 Kaydon Corp                                                  112,998
      2,900 Kennametal Inc                                               121,075
     53,980 Kimberly-Clark Corp                                        2,476,333
      3,400 Lawter International Inc                                      36,975
      5,500 Lubrizol Corp                                                166,375
      7,600 Lyondell Petrochemical Co                                    231,321
      4,900 MA Hanna Co                                                   89,729
      7,100 Mallinckrodt Inc                                             210,778
      4,500 Martin Marietta Materials Inc                                202,500
     10,000 Mead Corp                                                    317,500
      6,700 Meritor Automotive Inc                                       160,800
      4,200 Millipore Corp                                               114,450
      2,200 Minerals Technologies Inc                                    111,925
     39,100 Minnesota Mining & Manufacturing Co                        3,213,512
      2,900 Modine Manufacturing Co                                      100,413
     57,900 Monsanto Co                                                3,235,163
      8,615 Moore Corporation Ltd                                        114,149
     12,700 Morton International Inc                                     317,500
     11,800 Mylan Laboratories Inc                                       354,732
        700 NCH Corp                                                      44,843
        800 Nacco Industries Inc Class A                                 103,400
      6,400 Nalco Chemical Co                                            224,800
      1,600 Nordson Corp                                                  75,200
      8,500 Nucor Corp                                                   391,000
      4,700 Olin Corp                                                    195,929
      2,500 Oregon Steel Mills Inc                                        46,563
     15,000 Owens-Illinois Inc*                                          671,250
      4,100 PH Glatfelter Co                                              64,829
     17,200 PPG Industries Inc                                         1,196,466
     12,100 Pall Corp                                                    248,050
     10,775 Parker Hannifin Corp                                         410,797
      3,700 Pentair Inc                                                  157,250
      7,200 Perrigo Co*                                                   72,446
    126,300 Pfizer Inc                                                13,727,168
     49,160 Pharmacia & Upjohn Inc                                     2,267,505
      2,800 Potlatch Corp                                                117,600
     15,300 Praxair Inc                                                  716,224
      2,350 Precision Castparts Corp                                     125,431
      2,300 RP Scherer Corp*                                             203,838
      9,681 RPM Inc                                                      164,577
      8,200 Raychem Corp                                                 242,408
      7,000 Reynolds Metals Co                                           391,559
     19,000 Rockwell International Corp                                  913,178
      5,900 Rohm & Haas Co                                               613,228
     71,000 Schering-Plough Corp                                       6,505,375
      8,105 Sealed Air Corp*                                             297,859
      1,000 Sequa Corp Class A*                                           66,750
     16,800 Sherwin-Williams Co                                          556,500
      9,800 Sigma Aldrich Corp                                           344,225
      5,700 Snap-On Inc                                                  206,625
     11,780 Solutia Inc                                                  337,933
     10,197 Sonoco Products Co                                           308,459
      2,300 Southdown Inc                                                164,163
      3,200 Stewart & Stevenson Services Inc                              57,600
      9,700 Stone Container Corp Series E*                               151,563
      2,100 Tecumseh Products Co Class A                                 110,905
      5,400 Temple-Inland Inc                                            290,925
      7,080 The BF Goodrich Co                                           351,345
      8,500 The Stanley Works                                            353,277
      6,100 The Timken Co                                                187,953
      4,200 Trinity Industries Inc                                       174,300
     56,356 Tyco International Ltd                                     3,550,428
      4,400 UCAR International Inc*                                      128,423
     28,000 USX-Marathon Group                                           960,736
      8,400 USX-US Steel Group                                           277,200
      6,700 Union Camp Corp                                              332,488
     13,200 Union Carbide Corp                                           704,550
      6,700 Unisource Worlwide Inc                                        72,440
     14,900 United States Filter Co*                                     418,124
      6,200 Varco International Inc*                                     122,834
      7,400 WR Grace & Co                                                126,259
     79,300 Warner-Lambert Co                                          5,501,438
      8,600 Watson Pharmaceuticals Inc*                                  401,508
      2,600 Watts Industries Inc Class A                                  54,275
      3,000 Wellman Inc                                                   68,061
      9,750 Westvaco Corp                                                275,438
      5,600 Witco Corp                                                   163,800
      9,450 Worthington Industries Inc                                   142,336
                                                                    $111,104,370

MINING --- 0.3%
      3,659 Alumax Inc                                                   169,686
      3,900 Asarco Inc                                                    86,775
     36,216 Barrick Gold Corp                                            694,876
     22,300 Battle Mountain Gold Co                                      132,395
      2,300 Calmat Co                                                     50,600
      1,100 Cleveland-Cliffs Inc                                          58,988
      9,100 Cyprus Amax Minerals Co                                      120,575
     17,494 Freeport-McMoran Copper & Gold Inc Class B                   265,681
     20,500 Homestake Mining Co                                          212,688
     16,050 Inco Ltd                                                     218,681
        700 Maxxam Inc*                                                   39,725
     15,224 Newmont Mining Corp                                          359,667
      5,700 Phelps Dodge Corp                                            325,966
     24,200 Placer Dome Inc                                              284,350
      3,200 Vulcan Materials Co                                          341,398
                                                                      $3,362,051

OIL & GAS --- 6.9%
      8,900 Amerada Hess Corp                                            483,377
     92,800 Amoco Corp                                                 3,862,800
      5,800 Anadarko Petroleum Corp                                      389,685
      9,550 Apache Corp                                                  300,825
      7,400 Ashland Inc                                                  382,025
     31,000 Atlantic Richfield Co                                      2,421,875
      7,500 BJ Services Company USA*                                     217,965
     16,500 Baker Hughes Inc                                             570,273
     17,158 Burlington Resources Inc                                     738,858
     63,300 Chevron Corp                                               5,257,825
     10,300 Coastal Corp                                                 719,064
     17,050 Dresser Industries Inc                                       751,257
     13,800 Ensco International Inc                                      239,775
    236,800 Exxon Corp                                                16,886,682
     16,800 Global Marine Inc*                                           313,942
     25,500 Halliburton Co                                             1,136,331
      4,900 Helmerich & Payne Inc                                        109,025
      4,600 Kerr-McGee Corp                                              266,225
      5,900 McDermott International Inc                                  203,178
     75,600 Mobil Corp                                                 5,792,850
      4,400 Murphy Oil Corp                                              223,023
      9,850 Nabors Industries Inc*                                       195,148
      5,500 Noble Affiliates Inc                                         209,000
     12,800 Noble Drilling Corp*                                         307,994
     35,600 Occidental Petroleum Corp                                    961,200
      9,798 Ocean Energy Inc*                                            191,668
     10,300 Oryx Energy Co*                                              227,888
      7,500 Parker Drilling Co*                                           52,965
      4,600 Pennzoil Co                                                  232,875
     25,300 Phillips Petroleum Co                                      1,219,131
      9,700 Pioneer Natural Resources Co                                 231,588
      3,550 Quaker State Corp                                             58,131
     12,200 Ranger Oil Ltd*                                               89,206
      8,400 Rowan Companies Inc*                                         163,271
    207,500 Royal Dutch Petroleum Co ADR                              11,373,490
     48,200 Schlumberger Ltd                                           3,292,638
     14,180 Sempra Energy*                                               393,495
      4,700 Smith International Inc*                                     163,616
      9,000 Sun Company Inc                                              349,308
     52,300 Texaco Inc                                                 3,121,630
     15,200 Tosco Corp                                                   446,500
      9,700 Transocean Offshore Inc                                      431,650
      8,786 Ultramar Diamond Shamrock Corp                               277,304
     24,366 Union Pacific Resources Group Inc                            427,916
     23,400 UnoCal Corp                                                  836,550
      5,400 Valero Energy Corp                                           179,550
                                                                     $66,700,572

OTHER ASSET-BACKED --- 0.1%
     10,500 Republic New York Corp                                       660,839
     15,512 Southtrust Corp                                              674,772
                                                                      $1,335,611

OTHER TRANS SERVICES --- 0.1%
      4,400 Alexander & Baldwin Inc                                      128,150
      3,400 FMC Corp*                                                    231,836
      4,800 GATX Corp                                                    210,600
      3,500 JB Hunt Transport Services Inc                               124,688
      3,600 Overseas Shipholding Group Inc                                73,350
      5,900 Tidewater Inc                                                194,700
                                                                        $963,324

RAILROADS --- 0.5%
     15,200 Burlington Northern Santa Fe Corp                          1,492,442
     21,200 CSX Corp                                                     964,600
     10,600 Kansas City Southern Industries Inc                          526,025
     36,700 Norfolk Southern Corp                                      1,094,100
     24,000 Union Pacific Corp                                         1,059,000
      5,000 Wisconsin Central Transportation Corp*                       109,375
                                                                      $5,245,542

RETAIL TRADE --- 6.3%
     23,800 Albertson's Inc                                            1,233,126
     26,400 American Stores Co                                           638,537
     14,800 Autozone Inc*                                                472,668
      3,600 BJ Wholesale Club Inc*                                       146,250
      6,600 Barnes & Noble Inc*                                          247,084
      6,700 Bed Bath & Beyond Inc*                                       347,140
      9,700 Best Buy Inc*                                                350,413
      4,100 Bob Evans Farms Inc                                           86,867
      7,500 Borders Group Inc*                                           277,500
      6,400 Brinker International Inc*                                   123,200
      4,400 Buffets Inc*                                                  69,023
      9,600 Circuit City Stores Inc                                      450,000
      4,725 Claire's Stores Inc                                           96,863
     10,424 Consolidated Stores Corp*                                    377,870
      6,000 Cracker Barrel Old Country Store Inc                         190,500
     13,800 Darden Restaurants Inc                                       219,075
     42,300 Dayton Hudson Corp                                         2,051,550
     10,400 Dillards Inc Class A                                         430,945
     13,971 Dollar General Corp                                          552,721
      4,800 Donaldson Company Inc                                        113,400
      1,600 Enesco Group Inc                                              49,200
     16,700 Family Dollar Stores Inc                                     308,950
      3,700 Fastenal Co                                                  171,817
     20,400 Federated Department Stores Inc*                           1,097,765
      4,500 Fingerhut Companies Inc                                      148,500
     16,800 Fortune Brands Inc                                           645,742
     14,800 Fred Meyer Inc*                                              629,000
     38,100 Gap Inc                                                    2,347,913
      4,000 Gencorp Inc                                                  101,000
      8,000 General Nutrition Companies Inc*                             249,000
     17,375 Genuine Parts Co                                             600,515
      5,800 Giant Food Inc Class A                                       249,760
      3,700 Great Atlantic & Pacific Tea Co Inc                          122,329
      4,100 Hannaford Brothers Co                                        180,400
      5,725 Heilig-Meyers Co                                              70,486
     71,050 Home Depot Inc                                             5,901,555
     24,300 JC Penney & Company Inc                                    1,757,182
     47,200 K Mart Corp*                                                 908,600
     15,300 Kohls Corp*                                                  793,688
     24,800 Kroger Co*                                                 1,063,300
     21,900 Limited Inc                                                  725,438
      4,000 Lone Star Steakhouse & Saloon Inc*                            55,248
      3,800 Longs Drug Stores Corp                                       109,725
     33,900 Lowe's Companies Inc                                       1,375,052
     22,300 May Department Stores Co                                   1,460,650
     66,500 McDonald's Corp                                            4,588,500
      3,600 Mercantile Stores Co Inc                                     284,173
      3,400 Micro Warehouse Inc*                                          52,700
      7,400 Nordstrom Inc                                                571,650
     15,425 Office Depot Inc*                                            486,844
     12,050 Officemax Inc*                                               198,825
      4,800 Outback Steakhouse Inc*                                      187,200
      5,200 Owens Corning                                                212,222
      3,616 Payless Shoesource Inc*                                      266,452
      6,200 Pep Boys - Manny Moe & Jack                                  117,409
      8,700 Proffitts Inc*                                               351,263
     24,900 Rite Aid Corp                                                935,294
      4,500 Ruddick Corp                                                  81,563
      6,200 Saks Holdings Inc*                                           171,275
      1,950 Sbarro Inc                                                    52,894
     37,800 Sears Roebuck & Co                                         2,308,144
     27,455 Staples Inc*                                                 794,465
     31,000 TJX Companies Inc                                            747,875
      9,800 Tandy Corp                                                   520,008
     27,100 Toys R Us Inc*                                               638,530
     14,780 Tricon Global Restaurants*                                   468,334
      3,002 US Office Products Co                                         58,539
     13,100 Venator Group Inc*                                           250,538
      8,200 Viking Office Products Inc*                                  257,275
    217,300 Wal-Mart Stores Inc                                       13,200,975
     48,000 Walgreen Co                                                1,982,976
     12,800 Wendy's International Inc                                    300,800
     14,300 Winn-Dixie Stores Inc                                        731,974
                                                                     $60,416,244

SECURITIES & COMMODITIES --- 1.4%
      9,325 AG Edwards Inc                                               398,056
     11,053 Bear Stearns Companies Inc                                   628,639
     25,925 Charles Schwab & Company Inc                                 842,563
     24,450 Franklin Resources Inc                                     1,320,300
     11,500 Lehman Brothers Holdings Inc                                 891,963
     33,500 Merrill Lynch & Co Inc                                     3,090,375
     57,981 Morgan Stanley Group                                       5,298,014
     13,550 Paine Webber Group Inc                                       582,650
     11,500 T Rowe Price & Associates Inc                                431,963
                                                                     $13,484,523

TELEPHONE --- 4.4%
     13,000 ADC Telecommunications Inc*                                  474,903
      3,500 Aliant Communications Inc                                     96,029
     17,900 Alltel Corp                                                  832,350
    106,500 Ameritech Corp                                             4,779,188
    150,076 Bell Atlantic Corp                                         6,847,218
     95,800 Bellsouth Corp                                             6,430,575
      8,900 Century Telephone Enterprises Inc                            408,288
     13,200 Cincinnati Bell Inc                                          377,850
     16,600 Frontier Corp                                                522,900
     93,100 GTE Corp                                                   5,178,688
     70,100 MCI Communications Corp                                    4,074,563
    177,934 SBC Communications Inc                                     7,117,360
      6,600 Southern New England Telecommunications Corp                 432,300
     41,650 Sprint Corp                                                2,936,325
     48,611 US West Inc                                                2,284,717
                                                                     $42,793,254

TRANSPORTATION --- 0.0%
      4,600 CNF Transportation Inc                                       195,500
                                                                        $195,500

TRANSPORTATION EQUIPMENT --- 3.4%
     54,700 Allied-Signal Inc                                          2,427,313
      2,300 Borg-Warner Automotive Inc                                   110,543
     62,400 Chrysler Corp                                              3,517,800
      3,700 Cummins Engine Company Inc                                   189,625
     10,300 Dana Corp                                                    551,050
      6,900 Eaton Corp                                                   536,475
      6,200 Echlin Inc                                                   304,184
      5,000 Federal-Mogul Corp                                           337,500
      3,500 Fleetwood Enterprises Inc                                    140,000
    117,400 Ford Motor Co                                              6,926,600
     12,300 General Dynamics Corp                                        571,950
     64,600 General Motors Corp Series D                               4,316,055
     14,700 Harley-Davidson Inc                                          569,625
     18,941 Lockheed Martin Corp                                       2,005,378
      6,690 Navistar International Corp*                                 193,174
      3,420 Newport News Shipbuilding Inc                                 91,485
      6,500 Northrop Grumman Corp                                        670,313
      7,540 Paccar Inc                                                   393,965
      5,500 Sundstrand Corp                                              314,875
      2,700 Superior Industries International Inc                         76,105
     11,900 TRW Inc                                                      650,038
     15,800 Textron Inc                                                1,132,655
     97,776 The Boeing Co                                              4,357,094
     22,200 United Technologies Corp                                   2,053,500
                                                                     $32,437,302

U.S. GOVERNMENTS --- 0.3%
     65,600 Federal Home Loan Mortgage Corp                            3,087,267
                                                                      $3,087,267

WATER --- 0.0%
      7,800 American Water Works Company Inc                             241,800
                                                                        $241,800

WHOLESALE TRADE - INDL --- 0.1%
      8,900 McKesson Corp                                                723,125
      9,800 Sybron International Corp*                                   247,450
                                                                        $970,575

WHOLESALE TRADE -CONSUMER --- 1.8%
     11,400 Avery Dennison Corp                                          612,750
      4,900 Bergen Brunswig Corp Class A                                 227,238
     10,630 Cardinal Health Inc                                          996,563
     20,871 Costco Companies Inc*                                      1,316,167
     27,900 Nike Inc Class B                                           1,358,367
    129,700 Procter & Gamble Co                                       11,810,741
      2,700 Rayonier Inc                                                 124,200
      5,500 Reebok International Ltd*                                    152,279
      5,800 SuperValu Inc                                                257,375
     32,700 Sysco Corp                                                   837,938
                                                                     $17,693,618

TOTAL COMMON STOCK --- 99.9%                                        $961,745,363
(Cost $499,395,573)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 0.1%
  1,171,000 Merrill Lynch & Co Inc                                     1,171,000
                                                                      $1,171,000

TOTAL SHORT-TERM INVESTMENTS --- 0.1%                                 $1,171,000
(Cost $1,171,000)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                              $962,916,363
(Cost $500,566,573)


The Maxim Series Fund

T.Rowe Price Equity/Income Portfolio

BONDS

U.S. GOVERNMENTS --- 1.0%
     80,000 United States of America                                      80,325
            Treasury Notes
            5.625% February 15, 2006
    200,000 United States of America                                     205,124
            Treasury Notes
            6.500% May 31, 2001
    200,000 United States of America                                     202,124
            Treasury Notes
            5.750% August 15, 2003
     50,000 United States of America                                      51,656
            Treasury Notes
            7.750% January 31, 2000
     25,000 United States of America                                      27,199
            Treasury Notes
            7.250% August 15, 2004
    300,000 United States of America                                     312,093
            Treasury Notes
            6.000% February 15, 2026
    200,000 United States of America                                     218,406
            Treasury Notes
            7.000% July 15, 2006
  1,000,000 United States of America                                   1,004,530
            Treasury Notes
            5.875% November 15, 1999
                                                                      $2,101,457

TOTAL BONDS --- 1.0%                                                  $2,101,457
(Cost $2,009,682)

COMMON STOCK

AGENCY --- 0.9%
     31,600 Federal National Mortgage Association (nonvtg)             1,919,700
                                                                      $1,919,700

COMMUNICATIONS --- 0.9%
     34,300 AT&T Corp                                                  1,959,387
                                                                      $1,959,387

CONSUMER SERVICES --- 4.7%
      8,800 Amgen Inc*                                                   575,300
     23,800 Bausch & Lomb Inc                                          1,192,975
     13,700 Baxter International Inc                                     737,224
     29,200 H&R Block Inc                                              1,230,050
     26,200 Hilton Hotels Corp                                           746,700
      7,000 Johnson & Johnson                                            516,250
     25,475 Lonrho Africa PLC*                                            30,626
    233,100 Smith & Nephew PLC                                           581,864
     48,652 Starwood Hotels & Resorts                                  2,350,475
     45,900 United States Surgical Corp                                2,094,188
                                                                     $10,055,652

CREDIT INSTITUTIONS --- 8.2%
     32,010 Banc One Corp                                              1,786,542
     21,200 BankBoston Corp                                            1,179,250
     12,900 Bankers Trust New York Corp                                1,497,200
     26,530 First Union Corp                                           1,545,372
     17,800 Fleet Financial Group Inc                                  1,486,300
     19,000 JP Morgan & Company Inc                                    2,225,375
     54,600 Mellon Bank Corp                                           3,801,525
     24,300 Mercantile Bankshares Corp                                   845,932
     14,800 National City Corp                                         1,050,800
     15,200 PNC Bank Corp                                                817,942
      3,300 Wells Fargo & Co                                           1,217,700
                                                                     $17,453,938

ELECTRIC --- 6.9%
     20,600 Baltimore Gas & Electric Co                                  639,877
     19,600 Central & South West Corp                                    526,750
     32,487 DQE Inc                                                    1,169,532
     24,600 Dominion Resources Inc                                     1,002,450
     31,100 Duke Power Co                                              1,842,675
     26,500 Entergy Corp                                                 761,875
     48,010 Firstenergy Corp                                           1,476,307
     13,500 GPU Inc                                                      510,462
     40,000 Houston Industries Inc                                     1,235,000
     35,800 PacifiCorp                                                   809,975
     33,400 Peco Energy Co                                               974,846
     58,700 Southern Co                                                1,625,227
     27,200 Teco Energy Inc                                              729,286
     40,300 Unicom Corp                                                1,412,999
                                                                     $14,717,261

ELECTRONICS - HIGH TECH --- 4.2%
     39,600 AMP Inc                                                    1,361,250
     27,300 Eastman Kodak Co                                           1,994,593
     23,900 General Electric Co                                        2,174,900
     15,300 Hewlett-Packard Co                                           916,088
     18,400 Hubbell Inc Class B                                          765,900
     23,500 Whirlpool Corp                                             1,615,625
                                                                      $8,828,356

ENVIRONMENTAL SERVICES --- 1.4%
     37,700 Browning-Ferris Industries Inc                             1,310,075
     46,800 Waste Management Inc                                       1,638,000
                                                                      $2,948,075

FORESTRY --- 0.9%
     12,300 Georgia-Pacific Corp Series A                                724,925
      7,700 Georgia-Pacific Corp Series B                                177,577
     22,300 International Paper Co                                       958,900
                                                                      $1,861,402

HOLDING & INVEST OFFICES --- 2.0%
     20,792 Chase Manhattan Corp                                       1,569,796
     38,175 Lonrho PLC*                                                  179,112
     22,000 Security Capital Pacific Trust                               495,000
    269,500 Tomkins PLC                                                1,463,573
     11,300 Weingarten Realty Investors                                  472,476
                                                                      $4,179,957

INDUSTRIAL SERVICES --- 0.6%
     33,600 Dun & Bradstreet Corp                                      1,209,600
                                                                      $1,209,600

INSURANCE --- 5.8%
     29,900 American General Corp                                      2,128,491
     17,800 Exel Ltd                                                   1,385,054
      2,100 Hilb Rogal & Hamilton Co                                      32,813
     12,600 Lincoln National Corp                                      1,151,325
     39,800 SafeCo Corp                                                1,808,393
     60,372 St Paul Companies Inc                                      2,539,367
      9,700 TransAmerica Corp                                          1,116,713
     23,950 Travelers Group Inc                                        1,451,969
     50,700 Willis Corroon Group PLC                                     636,893
                                                                     $12,251,018

MFTG - CONSUMER PRODS --- 11.8%
     45,100 Anheuser-Busch Companies Inc                               2,128,134
     20,700 Brown-Forman Corp Class B                                  1,329,975
     24,300 Dow Jones & Company Inc                                    1,354,725
     31,800 General Mills Inc                                          2,174,325
     23,300 HJ Heinz Co                                                1,307,713
     45,300 International Flavors & Fragrances Inc                     1,967,696
     25,500 Kellogg Co                                                   957,831
     33,300 Knight-Ridder Inc                                          1,833,565
     45,100 McCormick & Company Inc (nonvtg)                           1,610,882
     63,450 Philip Morris Companies Inc                                2,498,344
     29,300 Quaker Oats Co                                             1,609,654
     42,200 RJR Nabisco Holdings Corp                                  1,002,250
     32,800 RR Donnelley & Sons Co                                     1,500,600
     32,200 Readers Digest Association Inc Class A                       873,425
      7,600 Sara Lee Corp                                                425,121
     26,200 Tupperware Corp                                              736,875
     55,300 UST Inc                                                    1,493,100
      5,300 Unifi Inc                                                    181,525
                                                                     $24,985,740

MFTG - INDUSTRIAL PRODS --- 15.9%
     30,200 Abbott Laboratories                                        1,234,425
     60,200 American Home Products Corp                                3,115,350
     12,300 Armstrong World Industries Inc                               828,712
     38,800 Consolidated Papers Inc                                    1,057,300
     17,511 Cooper Industries Inc                                        962,002
     29,500 Dow Chemical Co                                            2,852,266
     27,700 EI DuPont De Nemours & Co                                  2,067,112
      7,600 Eastman Chemical Co                                          473,100
     32,000 Great Lakes Chemical Corp                                  1,261,984
     39,500 Hercules Inc                                               1,624,438
     15,100 Imperial Chemical Industries PLC                             973,950
     38,000 Kimberly-Clark Corp                                        1,743,250
     19,500 Lubrizol Corp                                                589,875
     21,350 Minnesota Mining & Manufacturing Co                        1,754,692
     32,000 Nalco Chemical Co                                          1,124,000
      8,000 Octel Corp*                                                  159,000
     30,600 Olin Corp                                                  1,275,622
     22,900 PPG Industries Inc                                         1,592,970
     56,500 Pall Corp                                                  1,158,250
     56,812 Pharmacia & Upjohn Inc                                     2,620,454
     15,000 Reynolds Metals Co                                           839,055
     28,950 USX-Marathon Group                                           993,332
     23,200 USX-US Steel Group                                           765,600
     29,700 Union Camp Corp                                            1,473,863
     39,500 Witco Corp                                                 1,155,375
                                                                     $33,695,977

MINING --- 1.1%
     34,600 Inco Ltd                                                     471,425
     41,186 Newmont Mining Corp                                          973,019
     15,200 Phelps Dodge Corp                                            869,242
                                                                      $2,313,686

OIL & GAS --- 10.8%
     31,400 Amerada Hess Corp                                          1,705,397
     68,800 Amoco Corp                                                 2,863,800
     35,000 Atlantic Richfield Co                                      2,734,375
     15,800 British Petroleum PLC ADR                                  1,394,350
     31,950 Chevron Corp                                               2,653,831
     42,600 Exxon Corp                                                 3,037,891
     28,200 Mobil Corp                                                 2,160,825
     40,500 Occidental Petroleum Corp                                  1,093,500
     19,800 Phillips Petroleum Co                                        954,103
     26,100 Royal Dutch Petroleum Co ADR                               1,430,593
     39,600 Texaco Inc                                                 2,363,605
     16,800 UnoCal Corp                                                  600,600
                                                                     $22,992,870

OTHER TRANS SERVICES --- 0.5%
     14,700 Alexander & Baldwin Inc                                      428,137
     16,000 GATX Corp                                                    702,000
                                                                      $1,130,137

RAILROADS --- 2.6%
     11,400 Burlington Northern Santa Fe Corp                          1,119,332
     80,400 Norfolk Southern Corp                                      2,396,885
     47,250 Union Pacific Corp                                         2,084,906
                                                                      $5,601,123

REAL ESTATE --- 1.5%
     33,600 Crescent Real Estate Equities Inc                          1,129,800
     52,396 Simon Debartolo Group Inc                                  1,702,870
     11,100 The Rouse Co                                                 348,951
                                                                      $3,181,621

RETAIL TRADE --- 2.7%
     36,400 Fortune Brands Inc                                         1,399,107
     45,650 Genuine Parts Co                                           1,577,755
     22,900 JC Penney & Company Inc                                    1,655,945
     16,500 May Department Stores Co                                   1,080,750
                                                                      $5,713,557

TELEPHONE --- 7.1%
     65,000 Alltel Corp                                                3,022,500
     30,300 BCE Inc                                                    1,293,416
     36,000 Bell Atlantic Corp                                         1,642,500
     21,300 Bellsouth Corp                                             1,429,762
     33,600 Frontier Corp                                              1,058,400
     39,600 GTE Corp                                                   2,202,750
     57,718 SBC Communications Inc                                     2,308,720
     17,700 Southern New England Telecommunications Corp               1,159,350
     19,600 US West Inc                                                  921,200
                                                                     $15,038,598

TRANSPORTATION EQUIPMENT --- 2.0%
     25,200 Allied-Signal Inc                                          1,118,250
     25,500 General Motors Corp Series D                               1,703,706
     25,300 TRW Inc                                                    1,382,013
                                                                      $4,203,969

TOTAL COMMON STOCK --- 92.6%                                        $196,241,624
(Cost $166,285,531)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.6%
    500,000 American Express Co                                          499,620
  2,500,000 Bellsouth Capital Funding Corp                             2,498,094
    500,000 Ford Motor Credit Co                                         499,923
                                                                      $3,497,637

ELECTRONICS - HIGH TECH --- 0.2%
    500,000 Sharp Electronics Corp                                       499,461
                                                                        $499,461

HOLDING & INVEST OFFICES --- 0.2%
    500,000 American General Finance Corp                                498,541
                                                                        $498,541

SECURITIES & COMMODITIES --- 4.3%
  9,167,000 Merrill Lynch & Co Inc                                     9,167,000
                                                                      $9,167,000

TOTAL SHORT-TERM INVESTMENTS --- 6.4%                                $13,662,639
(Cost $13,662,639)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%               $212,005,720
(Cost $181,957,852)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 83.0%
  2,000,000 FNMA                                                       2,025,000
            CMO 1998-W2 A6
            6.500% May 25, 2007
  2,792,129 FNMA                                                       2,854,952
            Mf Pool #73232
            6.720% November 1, 2002
    808,835 Federal Home Loan Mortgage Corp                              834,152
            Pool #D91201
            7.500% October 1, 2015
    740,511 Federal Home Loan Mortgage Corp                              746,273
            Pool #E00177
            6.500% December 1, 2007
  2,145,669 Federal Home Loan Mortgage Corp                            2,164,229
            Pool #E00219
            6.500% June 1, 2008
    739,075 Federal Home Loan Mortgage Corp                              785,267
            Pool #C90085
            9.000% December 1, 2014
     59,655 Federal Home Loan Mortgage Corp                               62,035
            Pool #730326
            8.500% November 1, 2006
  1,104,603 Federal Home Loan Mortgage Corp                            1,206,890
            Pool #884002
            9.500% June 1, 2020
    291,470 Federal Home Loan Mortgage Corp                              318,489
            Pool #884018
            9.500% September 1, 2020
  6,000,000 Federal Home Loan Mortgage Corp                            6,097,800
            Gold Tba
            7.000% December 1, 2026
    789,898 Federal Home Loan Mortgage Corp                              799,930
            Pool #N30345
            6.500% July 1, 2026
    333,415 Federal Home Loan Mortgage Corp                              350,085
            Pool #N70005
            9.500% November 1, 2020
    624,215 Federal Home Loan Mortgage Corp                              655,613
            Pool #D91202
            8.500% February 1, 2013
  2,028,796 Federal Home Loan Mortgage Corp                            2,111,165
            Pool #D64588
            8.000% August 1, 2024
    918,533 Federal Home Loan Mortgage Corp                              960,878
            Pool #G10289
            8.500% February 1, 2008
  1,310,372 Federal Home Loan Mortgage Corp                            1,416,381
            Pool #G10006
            10.000% January 1, 2006
  2,713,480 Federal Home Loan Mortgage Corp                            2,932,187
            Pool #G00300
            9.500% April 1, 2025
  1,044,984 Federal Home Loan Mortgage Corp                            1,128,270
            10.500% October 1, 2005
  1,895,666 Federal Home Loan Mortgage Corp                            1,995,189
            Pool #G00256
            8.000% November 1, 2023
  5,403,427 Federal Home Loan Mortgage Corp                            5,452,382
            Pool #O20005
            6.500% January 1, 2018
  1,155,765 Federal Home Loan Mortgage Corp                            1,157,210
            Pool #O30006
            6.000% February 1, 2009
  5,000,000 Federal National Mortgage Association                      5,098,500
            TBA
            7.000% December 1, 2011
     85,145 Federal National Mortgage Association                         87,352
            Pool #291511
            7.500% August 1, 2024
    130,412 Federal National Mortgage Association                        133,793
            Pool #294255
            7.500% October 1, 2024
    436,837 Federal National Mortgage Association                        454,572
            Pool #302587
            8.000% December 1, 2024
  1,881,431 Federal National Mortgage Association                      1,930,217
            Pool #250060
            7.500% June 1, 2024
  2,034,028 Federal National Mortgage Association                      2,136,950
            Pool #250111
            8.500% August 1, 2024
  3,564,951 Federal National Mortgage Association                      3,569,407
            Pool #261017
            6.500% December 1, 2023
    687,124 Federal National Mortgage Association                        687,983
            Pool #266412
            6.500% January 1, 2024
  1,200,333 Federal National Mortgage Association                      1,231,458
            Pool #278839
            7.500% December 1, 2024
    726,625 Federal National Mortgage Association                        745,466
            Pool #281429
            7.500% May 1, 2024
    150,557 Federal National Mortgage Association                        154,461
            Pool #287606
            7.500% September 1, 2024
  2,206,837 Federal National Mortgage Association                      2,239,233
            Pool #303450
            7.000% August 1, 2025
  1,651,876 Federal National Mortgage Association                      1,744,877
            Pool #303583
            8.500% April 1, 2025
  4,463,139 Federal National Mortgage Association                      4,532,763
            Pool #313017
            7.000% July 1, 2003
  3,022,579 Federal National Mortgage Association                      3,067,616
            CMO SER.G92-39 CL.ZA
            7.000% January 25, 2018
    928,088 Federal National Mortgage Association                        932,357
            CMO SER.1993-63 CL.D
            6.500% January 25, 2003
  1,250,000 Federal National Mortgage Association                      1,306,500
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
  4,033,364 Federal National Mortgage Association                      4,091,323
            Pool #330420
            7.000% November 1, 2025
    707,439 Federal National Mortgage Association                        745,003
            Pool #335658
            8.500% August 1, 2021
    372,109 Federal National Mortgage Association                        387,105
            Pool #339260
            8.000% April 1, 2021
  1,989,219 Federal National Mortgage Association                      1,989,815
            Pool #347434
            6.500% June 1, 2026
  3,443,291 Federal National Mortgage Association                      3,492,771
            Pool #346907
            7.000% June 1, 2026
    897,780 Federal National Mortgage Association                        904,513
            Pool #288916
            6.500% May 1, 2011
  1,764,277 Federal National Mortgage Association                      1,819,576
            Pool #288769
            7.500% November 1, 2024
    781,783 Federal National Mortgage Association                        784,378
            Pool #291650
            6.500% December 1, 2017
    504,406 Federal National Mortgage Association                        538,755
            Pool #316711
            9.000% September 1, 2019
  1,113,862 Federal National Mortgage Association                      1,130,570
            Fnma Pool#374210
            6.555% March 1, 2027
  1,603,963 Federal National Mortgage Association                      1,660,599
            Pool #367215
            8.000% September 1, 2026
    930,944 Federal National Mortgage Association                        961,665
            Pool #367209
            7.500% June 1, 2016
    563,137 Federal National Mortgage Association                        578,268
            Pool #050796
            7.500% September 1, 2023
    177,628 Federal National Mortgage Association                        199,619
            Pool #091122
            9.500% March 1, 2020
  9,040,000 Federal National Mortgage Association                      8,952,312
            TBA
            6.000% November 1, 2009
  5,000,000 Federal National Mortgage Association                      4,986,000
            TBA
            6.500% September 1, 2024
    963,835 Government National Mortgage Association                     991,535
            Pool #197968
            7.500% May 15, 2023
  3,100,000 Government National Mortgage Association                   3,032,110
            TBA
            6.000% February 1, 2028
    817,840 Government National Mortgage Association                     873,290
            Pool #380118
            8.500% July 15, 2024
  1,063,662 Government National Mortgage Association                   1,094,231
            Pool #351163
            7.500% August 15, 2023
     66,354 Government National Mortgage Association                      68,389
            Pool #355360
            7.500% October 15, 2021
    591,901 Government National Mortgage Association                     602,259
            Pool #358062
            7.000% August 15, 2023
     51,377 Government National Mortgage Association                      52,853
            Pool #360300
            7.500% June 15, 2023
    139,673 Government National Mortgage Association                     143,687
            Pool #360618
            7.500% July 15, 2023
    252,398 Government National Mortgage Association                     256,814
            Pool #361826
            7.000% September 15, 2023
  1,117,062 Government National Mortgage Association                   1,148,474
            Pool #362184
            7.500% January 15, 2024
    425,061 Government National Mortgage Association                     432,631
            Pool #332076
            7.000% November 15, 2022
    289,283 Government National Mortgage Association                     297,597
            Pool #339079
            7.500% February 15, 2023
  1,387,539 Government National Mortgage Association                   1,444,290
            Pool #365382
            8.000% June 15, 2025
    260,137 Government National Mortgage Association                     264,528
            Pool #368293
            7.000% January 15, 2024
    292,107 Government National Mortgage Association                     297,037
            Pool #346023
            7.000% February 15, 2024
  5,541,899 Government National Mortgage Association                   5,735,104
            Pool #348622
            7.500% April 15, 2023
    391,798 Government National Mortgage Association                     398,655
            Pool #343630
            7.000% July 15, 2023
    336,575 Government National Mortgage Association                     342,465
            Pool #345116
            7.000% December 15, 2023
    385,829 Government National Mortgage Association                     396,679
            Pool #404064
            7.500% March 15, 2025
  3,261,999 Government National Mortgage Association                   3,317,061
            Pool #371006
            7.000% January 15, 2024
    976,913 Government National Mortgage Association                   1,004,384
            Pool #376514
            7.500% May 15, 2024
  1,272,970 Government National Mortgage Association                   1,308,767
            Pool #376533
            7.500% June 15, 2024
  1,073,420 Government National Mortgage Association                   1,091,540
            Pool #377983
            7.000% April 15, 2024
    112,406 Government National Mortgage Association                     114,304
            Pool #379840
            7.000% March 15, 2024
  4,000,000 Government National Mortgage Association                   4,066,400
            TBA
            7.000% November 15, 2024
    117,752 Government National Mortgage Association                     121,063
            Pool #335265
            7.500% February 15, 2024
  5,330,670 Government National Mortgage Association                   5,572,149
            Pool #780077
            8.000% March 15, 2025
    770,556 Government National Mortgage Association II                  809,719
            Pool #002250
            8.500% July 20, 2026
    288,708 Government National Mortgage Association II                  300,805
            Pool #001477
            8.000% November 20, 2023
    796,072 Government National Mortgage Association II                  827,198
            Pool #002345
            8.500% December 20, 2026
    146,055 Government National Mortgage Association II                  153,495
            Pool #002158
            8.500% January 20, 2026
    180,618 Government National Mortgage Association II                  187,174
            Pool #002059
            8.000% August 20, 2025
     68,523 Government National Mortgage Association II                   72,014
            Pool #002142
            8.500% December 20, 2025
    237,302 Government National Mortgage Association II                  249,390
            Pool #002220
            8.500% May 20, 2026
  3,000,000 US Department of Veterans Affairs                          3,013,500
            VENDEE SER.94-1 CL.2G
            6.150% January 15, 2001
  3,000,000 US Department of Veterans Affairs                          3,127,500
            VENDEE TRUST SER.1998-1 CL.2D
            7.000% July 15, 2025
  1,354,000 US Department of Veterans Affairs                          1,395,839
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
  2,000,000 US Department of Veterans Affairs                          2,185,000
            VENDEE TRUST SER.1997-3 CL.2D
            7.500% January 15, 2025
                                                                    $146,120,084

U.S. GOVERNMENTS --- 8.1%
  2,000,000 Tennessee Valley Authority                                 2,069,380
            Notes
            6.375% June 15, 2005
  1,000,000 United States of America                                   1,061,870
            Treasury Notes
            6.500% October 15, 2006
  1,000,000 United States of America                                   1,036,720
            Treasury Notes
            6.625% April 30, 2002
  2,000,000 United States of America                                   2,025,000
            Treasury Notes
            5.875% September 30, 2002
  3,000,000 United States of America                                   3,029,520
            Treasury Notes
            5.750% April 30, 2003
  3,000,000 United States of America                                   3,000,480
            Treasury Notes
            5.500% May 31, 2003
  2,000,000 United States of America                                   2,050,320
            Treasury Notes
            6.250% June 30, 2002
                                                                     $14,273,290

TOTAL BONDS --- 91.1%                                               $160,393,374
(Cost $155,991,856)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.8%
  2,000,000 Associates Corporation of North America                    1,990,817
  3,000,000 Ford Motor Credit Co                                       2,990,800
                                                                      $4,981,617

HOLDING & INVEST OFFICES --- 2.8%
  5,000,000 American General Finance Corp                              4,990,051
                                                                      $4,990,051

SECURITIES & COMMODITIES --- 3.3%
  5,789,000 Merrill Lynch & Co Inc                                     5,789,000
                                                                      $5,789,000

TOTAL SHORT-TERM INVESTMENTS --- 8.9%                                $15,760,668
(Cost $15,760,668)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $176,154,042
(Cost $171,752,524)


The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 69.9%
    628,971 Federal Home Loan Mortgage Corp                              628,003
            Pool #E58713
            6.000% May 1, 2009
    561,146 Federal Home Loan Mortgage Corp                              629,437
            Pool #260025
            10.250% October 1, 2010
    348,552 Federal Home Loan Mortgage Corp                              360,055
            Pool #220010
            8.750% August 1, 2001
     88,763 Federal Home Loan Mortgage Corp                               94,037
            Pool #730096
            10.000% July 1, 2005
    176,401 Federal Home Loan Mortgage Corp                              176,130
            Pool #E55428
            6.000% January 1, 2009
  1,006,004 Federal Home Loan Mortgage Corp                            1,014,153
            Gold TBA
            6.500% May 1, 2009
  1,148,161 Federal Home Loan Mortgage Corp                            1,157,093
            Pool #E00177
            6.500% December 1, 2007
     96,296 Federal Home Loan Mortgage Corp                               96,152
            Pool #E00241
            6.000% October 1, 2008
  1,101,630 Federal Home Loan Mortgage Corp                            1,118,816
            Pool #30148
            6.500% August 1, 2023
    736,375 Federal Home Loan Mortgage Corp                              883,650
            Pool #N70016
            11.000% July 1, 2020
    637,015 Federal Home Loan Mortgage Corp                              638,416
            Pool #M70044
            6.000% March 1, 2009
  1,455,760 Federal Home Loan Mortgage Corp                            1,532,188
            Pool #G00256
            8.000% November 1, 2023
    590,690 Federal Home Loan Mortgage Corp                              638,299
            Pool #G00300
            9.500% April 1, 2025
  2,001,244 Federal Home Loan Mortgage Corp                            2,070,647
            Pool #G00411
            8.000% November 1, 2025
    328,627 Federal Home Loan Mortgage Corp                              328,121
            Pool #G10257
            6.000% July 1, 2009
  1,334,962 Federal Home Loan Mortgage Corp                            1,332,906
            Pool #G10331
            6.000% September 1, 2009
    753,764 Federal Home Loan Mortgage Corp                              752,607
            Pool #E00291
            6.000% April 1, 2009
  1,000,000 Federal National Mortgage Association                      1,012,500
            CMO 1998-W2 A6
            6.500% May 25, 2007
  2,224,227 Federal National Mortgage Association                      2,349,451
            Pool #303583
            8.500% April 1, 2025
    597,447 Federal National Mortgage Association                        617,162
            Pool #288761
            7.500% October 1, 2024
    993,272 Federal National Mortgage Association                      1,026,050
            Pool #288735
            7.500% August 1, 2024
    666,789 Federal National Mortgage Association                        695,281
            Pool #124652
            8.500% July 1, 2022
    796,710 Federal National Mortgage Association                        784,759
            CMO Series 1993-68 Class Z
            6.000% May 25, 2008
    326,290 Federal National Mortgage Association                        348,934
            Pool #039271
            8.950% December 1, 2016
    846,840 Federal National Mortgage Association                        853,191
            Pool #288916
            6.500% May 1, 2011
  1,403,737 Federal National Mortgage Association                      1,450,061
            Pool #288748
            7.500% September 1, 2024
  1,530,509 Federal National Mortgage Association                      1,552,977
            Pool #303450
            7.000% August 1, 2025
  3,500,000 Federal National Mortgage Association                      3,490,200
            TBA
            6.500% September 1, 2024
  1,255,240 Federal National Mortgage Association                      1,252,880
            Pool #331689
            6.500% February 1, 2026
  6,029,210 Government National Mortgage Association                   6,129,295
            Pool #417239
            7.000% February 15, 2026
  1,053,559 Government National Mortgage Association                   1,146,377
            Pool #248357
            9.000% July 15, 2018
  1,611,445 Government National Mortgage Association                   1,661,238
            Pool #399917
            7.500% April 15, 2026
     99,925 Government National Mortgage Association II                  107,549
            Pool #001831
            9.500% May 20, 2022
    914,676 Government National Mortgage Association II                  947,879
            Pool #002059
            8.000% August 20, 2025
  1,185,129 Government National Mortgage Association II                1,231,468
            Pool #002345
            8.500% December 20, 2026
  2,000,000 US Department of Veterans Affairs                          2,009,000
            Vendee Series 94-1 CL.2G
            6.150% January 15, 2001
  2,492,000 US Department of Veterans Affairs                          2,566,511
            Vendee Trust Ser 1996-1 CL.1D
            6.750% October 15, 2016
  1,000,000 US Department of Veterans Affairs                          1,030,900
            Vendee Trust Ser 1996-3 CL.1E
            6.750% August 15, 2020
  1,000,000 US Department of Veterans Affairs                          1,053,300
            Vendee Trust Ser 1997-3 CL.2B
            7.500% August 15, 2018
  1,000,000 US Department of Veterans Affairs                          1,031,500
            Vendee Trust Ser 1995-3 CL.1C
            7.250% July 15, 2014
                                                                     $47,799,173

U.S. GOVERNMENTS --- 21.3%
  3,000,000 United States of America                                   3,075,480
            Treasury Notes
            6.250% June 30, 2002
  3,300,000 United States of America                                   3,504,171
            Treasury Notes
            6.500% October 15, 2006
  3,000,000 United States of America                                   3,000,480
            Treasury Notes
            5.500% May 31, 2003
  1,000,000 United States of America                                   1,012,500
            Treasury Notes
            5.875% September 30, 2002
  4,000,000 United States of America                                   3,996,880
            Treasury Notes
            5.500% January 31, 2003
                                                                     $14,589,511

TOTAL BONDS --- 91.2%                                                $62,388,684
(Cost $60,462,453)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.9%
  1,300,000 Ford Motor Credit Co                                       1,294,821
                                                                      $1,294,821

HOLDING & INVEST OFFICES --- 4.7%
  3,200,000 American General Finance Corp                              3,193,633
                                                                      $3,193,633

SECURITIES & COMMODITIES --- 2.3%
  1,551,000 Merrill Lynch & Co Inc                                     1,551,000
                                                                      $1,551,000

TOTAL SHORT-TERM INVESTMENTS --- 8.8%                                 $6,039,454
(Cost $6,039,454)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $68,428,138
(Cost $66,501,907)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AGENCY --- 0.2%
      9,600 Federal National Mortgage Association (nonvtg)               583,200
                                                                        $583,200

AGRICULTURE --- 0.1%
      4,100 Agco Corp                                                     84,304
      1,700 Dole Food Company Inc                                         84,468
                                                                        $168,772

AIR --- 1.2%
     11,400 AMR Corp*                                                    949,050
        500 Airborne Freight Corp                                         17,468
      3,300 Continental Airlines Inc Class B*                            200,888
      4,600 Delta Air Lines Inc                                          594,550
      8,420 FDX Corp*                                                    528,355
      2,500 Northwest Airlines Corp*                                      96,405
        700 Pittston Burlington Group                                     25,813
     13,900 Southwest Airlines Co                                        411,788
      3,600 UAL Corp*                                                    280,800
      5,600 US Air Group Inc*                                            443,800
                                                                      $3,548,917

COMMUNICATIONS --- 4.8%
      1,200 AH Belo Corp Class A                                          29,250
    101,600 AT&T Corp                                                  5,803,900
        300 BHC Communications Inc                                        42,094
     44,824 CBS Corp                                                   1,423,162
        700 Cabletron Systems Inc*                                         9,406
        400 Cablevision Systems Corp*                                     33,400
      7,200 Chancelor Media Corp*                                        357,523
      1,176 Chris-Craft Industries Inc*                                   64,312
        900 Comcast Corp Class A                                          36,534
        833 CommScope Inc*                                                13,484
        500 Comsat Corp                                                   14,156
      3,900 Cox Communications Inc*                                      188,904
        200 Excel Communications Inc*                                      4,587
      3,800 Gannett Company Inc                                          270,036
        333 Gaylord Entertainment                                         10,739
      1,000 General Instrument Corp*                                      27,187
        200 Jacor Communications Inc Class A*                             11,800
      1,200 Level 3 Communications Inc*                                   88,800
     17,300 Liberty Media Group*                                         671,448
     38,100 Mediaone Group Inc*                                        1,674,000
     14,100 Nextel Communications Inc*                                   350,738
        100 PanAmStat Corp*                                                5,688
        100 Qualcomm Inc*                                                  5,619
      1,600 Scripps Howard Broadcasting Co Class A                        87,699
        200 Sinclair Broadcast Group Inc Class A*                          5,750
      1,300 Tele Communications International Inc Class A*                26,121
     19,800 Tele-Communications Inc*                                     761,053
      1,600 Tele-Communications TCI Venture Group*                        32,099
      1,600 Telephone & Data Systems Inc                                  63,000
      3,200 USA Networks Inc*                                             80,400
        620 United States Cellular Corp*                                  19,065
     10,100 Viacom Inc Class B*                                          588,325
     23,300 Worldcom Inc*                                              1,128,582
                                                                     $13,928,861

CONSTRUCTION --- 0.1%
      3,900 Centex Corp                                                  147,225
      2,200 Clayton Homes Inc                                             41,800
      1,300 Johns Manville Corp                                           19,581
        200 Lennar Corp                                                    5,900
                                                                        $214,506

CONSUMER SERVICES --- 2.5%
        500 AMF Bowling Inc*                                              14,500
      3,580 Allegiance Corp                                              183,475
      4,000 Allergan Inc                                                 185,500
      3,300 Bausch & Lomb Inc                                            165,412
        300 Baxter International Inc                                      16,144
      1,900 Beckman Coulter Inc                                          110,675
        600 Becton Dickinson & Co                                         46,575
      6,300 Beverly Enterprises Inc                                       87,016
     21,400 Bristol-Myers Squibb Co                                    2,459,652
      3,700 CR Bard Inc                                                  140,829
        100 Capstar Broadcasting Corp*                                     2,513
      5,365 Cendant Corp*                                                111,994
      2,500 Circus Circus Enterprises Inc*                                42,343
     22,900 Columbia/HCA Healthcare Corp                                 666,963
        700 DePuy Inc                                                     19,775
      4,200 Extended Stay America Inc*                                    47,250
      2,100 Forest Laboratories Inc*                                      75,075
        700 Foundation Health Systems*                                    18,462
      1,100 Genesis Health Ventures Inc*                                  27,500
      2,100 Genzyme Corp                                                  53,680
      3,000 H&R Block Inc                                                126,375
      4,900 Harrah's Entertainment Inc*                                  113,925
        500 Healthsouth Corp*                                             13,343
      1,300 Hertz Corp                                                    57,606
      5,800 Hilton Hotels Corp                                           165,300
     10,100 Host Marriott Corp*                                          179,901
      3,100 Humana Inc*                                                   96,680
        300 Integrated Health Services Inc                                11,250
      3,800 Ivax Corp*                                                    35,150
      3,300 King World Productions Inc*                                   84,150
        700 MGM Grand Inc*                                                22,093
      1,800 Manor Care Inc                                                69,187
      4,400 Marriott International Inc                                   142,450
        282 Midas Inc                                                      5,675
      1,500 Mirage Resorts Inc*                                           31,968
        646 Pacific Health Systems*                                       57,090
        900 Patriot American Hospitality                                  21,543
      1,200 Promus Hotel Corp*                                            46,200
      1,200 Republic Industries Inc*                                      30,000
        500 Sabre Group Holdings Inc*                                     19,000
        300 Service Corporation International                             12,863
        800 St Jude Medical Inc*                                          29,450
      1,700 Starwood Hotels & Resorts                                     82,130
        100 Steelcase Inc                                                  2,600
      2,100 Stewart Enterprises Inc Class A                               55,913
     14,087 Tenet Healthcare Corp*                                       440,219
      2,300 The Walt Disney Co                                           241,643
        400 Trigon Healthcare Inc*                                        14,475
      3,300 United Healthcare Corp                                       209,550
      3,200 United States Surgical Corp                                  146,000
        400 Universal Health Services Inc Class B*                        23,350
      1,100 Vencor Inc*                                                    7,975
        600 Wellpoint Health Networks*                                    44,400
      4,500 Whitman Corp                                                 103,217
                                                                      $7,218,004

CREDIT INSTITUTIONS --- 16.8%
      1,531 Advanta Corp Class A                                          33,585
      6,925 AmSouth Bancorp                                              272,236
      6,800 American Express Co                                          775,200
        500 Associated Banc-Corp                                          18,813
      3,603 Associates First Capital Corp                                276,981
        200 Astoria Financial Corp                                        10,700
      8,870 BB&T Corp                                                    599,834
     43,645 Banc One Corp                                              2,435,915
        200 Bank United Corp Class A                                       9,575
     23,200 Bank of New York Company Inc                               1,407,938
     42,798 BankAmerica Corp                                           3,699,331
     18,280 BankBoston Corp                                            1,016,825
      6,096 Bankers Trust New York Corp                                  707,514
      3,400 Beneficial Corp                                              520,836
        100 Capital One Financial Corp                                    12,419
      8,008 Charter One Financial Inc                                    269,765
     28,300 Citicorp                                                   4,223,775
      2,600 City National Corp                                            96,036
        400 Colonial Bancgroup Inc                                        12,900
      9,850 Comerica Inc                                                 652,563
      3,745 Commerce Bancshares Inc                                      182,801
      4,400 Compass Bancshares Inc                                       198,550
      6,400 Countrywide Credit Industries Inc                            324,800
      7,000 Crestar Financial Corp                                       381,934
        937 Fifth Third Bancorp                                           59,031
      6,842 First American Corp                                          329,271
     17,982 First Chicago NBD Corp                                     1,593,655
      1,675 First Commercial Corp                                        116,307
      1,400 First Hawaiian Inc                                            50,925
     11,025 First Security Corp                                          236,001
      8,000 First Tennessee National Corp                                252,496
     56,630 First Union Corp                                           3,298,697
      3,200 First Virginia Banks Inc                                     163,600
      3,700 FirstMerit Corp                                              107,762
      7,500 Firstar Corp                                                 285,000
     17,765 Fleet Financial Group Inc                                  1,483,377
      3,000 Golden West Financial Corp                                   318,936
      6,800 HF Ahmanson & Co                                             482,800
      3,000 Household International Inc                                  149,250
     12,042 Huntington Bancshares Inc                                    403,407
     11,000 JP Morgan & Company Inc                                    1,288,375
     27,464 Keycorp                                                      978,405
        200 Long Island Bancorp Inc                                       12,150
        300 Magna Group Inc                                               16,950
      6,300 Marshall & Ilsley Corp                                       321,691
     16,292 Mellon Bank Corp                                           1,134,331
      8,350 Mercantile Bancorporation Inc                                420,631
      4,650 Mercantile Bankshares Corp                                   161,876
     20,540 National City Corp                                         1,458,340
     60,286 NationsBank Corp                                           4,611,879
      6,600 North Fork Bancorporation Inc                                161,284
      5,800 Northern Trust Corp                                          442,250
     43,200 Norwest Corp                                               1,614,600
      5,936 Old Kent Financial Corp                                      213,506
     18,865 PNC Bank Corp                                              1,015,163
      5,200 Pacific Century Financial Corp                               124,800
      1,500 Peoples Bank of Bridgeport                                    51,938
      4,200 Popular Inc                                                  279,300
      8,900 Regions Financial Corp                                       365,452
      1,300 Star Banc Corp                                                83,038
      9,500 State Street Boston Corp                                     660,250
     13,200 Suntrust Banks Inc                                         1,073,318
        700 Synovus Financial Corp                                        16,625
      4,500 TCF Financial Corp                                           132,750
        100 The Money Store Inc                                            3,394
      5,200 Union Planters Corp                                          305,822
        700 Unionbancal Corp                                              67,550
      3,481 Valley National Bancorp                                      100,949
     12,842 Wachovia Corp                                              1,085,149
      3,380 Washington Federal Inc                                        93,373
     21,045 Washington Mutual Inc                                        914,132
      4,533 Wells Fargo & Co                                           1,672,677
      1,900 Wilmington Trust Co                                          115,663
      1,900 Zions Bancorp                                                100,938
                                                                     $48,569,890

ELECTRIC --- 5.9%
      7,600 Allegheny Energy Inc                                         228,950
      8,557 Ameren Corp                                                  340,141
     11,900 American Electric Power Company Inc                          539,962
      3,200 BEC Energy                                                   132,800
      9,200 Baltimore Gas & Electric Co                                  285,770
      6,300 CMS Energy Corp                                              277,200
      9,400 Carolina Power & Light Co                                    407,725
     13,300 Central & South West Corp                                    357,437
      9,216 Cinergy Corp                                                 322,560
     15,788 Citizens Utilities Class A*                                  151,960
        900 Conectiv Inc                                                  18,450
     14,700 Consolidated Edison Inc                                      677,111
      9,950 DPL Inc                                                      180,344
      4,800 DQE Inc                                                      172,800
      9,100 DTE Energy Co                                                367,413
     12,200 Dominion Resources Inc                                       497,150
     22,545 Duke Power Co                                              1,335,772
     23,100 Edison International                                         682,882
      4,200 Energy East Corp                                             174,825
     15,379 Entergy Corp                                                 442,146
     10,100 FPL Group Inc                                                636,300
     14,352 Firstenergy Corp                                             441,324
      5,700 Florida Progress Corp                                        234,412
      8,000 GPU Inc                                                      302,496
      2,900 Hormel Foods Corp                                            100,230
     18,519 Houston Industries Inc                                       571,774
      2,500 Idaho Power Co                                                86,562
      4,700 Illinova Corp                                                141,000
        700 Interstate Energy Corp                                        22,750
      2,950 Ipalco Enterprises Inc                                       131,089
      4,000 Kansas City Power & Light Co                                 116,000
      8,108 LG&E Energy Corp                                             219,419
      6,200 MidAmerican Energy Holdings Co                               134,075
      3,600 Montana Power Co                                             125,100
      4,000 New England Electric System                                  173,000
      9,400 Niagara Mohawk Power Corp*                                   140,408
      7,700 Nipsco Industries Inc                                        215,600
      8,900 Northeast Utilities*                                         150,739
      9,200 Northern States Power Co                                     263,350
     10,400 PP&L Resources Inc                                           235,945
     18,600 PacifiCorp                                                   420,825
     13,900 Peco Energy Co                                               405,699
      5,300 Pinnacle West Capital Corp                                   238,500
      7,700 Potomac Electric Power Co                                    192,977
     14,500 Public Service Enterprise Group Inc                          499,337
      5,500 Puget Sound Power & Light Co                                 147,466
      6,700 Scana Corp                                                   199,740
     43,700 Southern Co                                                1,209,922
      8,200 Teco Energy Inc                                              219,858
     14,517 Texas Utilities Co                                           604,270
     13,500 Unicom Corp                                                  473,337
      3,500 Utilicorp United Inc                                         131,905
      4,100 Western Resources Inc                                        159,129
      7,000 Wisconsin Energy Corp                                        212,625
                                                                     $17,150,561

ELECTRONICS - HIGH TECH --- 7.0%
     10,700 AMP Inc                                                      367,812
        200 AVX Corp                                                       3,213
        500 Adaptec Inc*                                                   7,156
        400 Adobe Systems Inc                                             16,975
      5,000 Advanced Micro Devices Inc*                                   85,310
      1,700 Aeroquip-Vickers Inc                                          99,237
        200 Analog Devices Inc*                                            4,912
        100 Andrew Corp*                                                   1,806
      8,300 Apple Computer Inc*                                          238,102
        200 Applied Materials Inc*                                         5,900
        500 Atmel Corp*                                                    6,813
      2,400 Avnet Inc                                                    131,249
      5,400 Black & Decker Corp                                          329,400
      1,600 Briggs & Stratton Corp                                        59,899
     16,404 Compaq Computer Corp                                         465,464
      3,100 Cypress Semiconductor Corp*                                   25,767
      2,600 DSC Communications Corp*                                      78,000
        900 DST Systems Inc*                                              50,400
        400 Dallas Semiconductor Corp                                     12,400
        500 Diebold Inc                                                   14,437
     16,900 Eastman Kodak Co                                           1,234,748
      4,200 Electronic Data Systems Corp                                 168,000
     20,700 Emerson Electric Co                                        1,249,762
     17,100 General Electric Co                                        1,556,100
        650 General Semiconductor Inc                                      6,419
      2,700 General Signal Corp                                           97,200
      5,000 Harris Corp                                                  223,435
      3,300 Hewlett-Packard Co                                           197,587
      2,200 Honeywell Inc                                                183,836
      3,200 Hubbell Inc Class B                                          133,200
     59,300 International Business Machines Corp                       6,808,352
        500 International Game Technology                                 12,125
        200 Jabil Circuit Inc*                                             6,612
      5,200 Johnson Controls Inc                                         297,372
        400 KLA-Tencor Corp*                                              11,075
        700 LSI Logic Corp*                                               16,143
      2,200 Litton Industries Inc*                                       129,800
        700 MEMC Electronic Materials Inc*                                 7,263
        100 MSC Industrial Direct Company Inc Class A*                     2,850
      4,168 Mark IV Industries Inc                                        90,133
      5,900 Maytag Corp                                                  291,313
      1,800 Micron Technology Inc*                                        44,662
        400 Molex Inc                                                     10,000
      5,600 Motorola Inc                                                 294,347
      6,431 NCR Corp*                                                    209,008
      9,500 National Semiconductor Corp*                                 125,277
     18,700 Novell Inc*                                                  238,425
     23,852 PG&E Corp                                                    752,817
        400 Pittway Corp Class A                                          29,550
      2,300 Polaroid Corp                                                 81,793
        500 Quantum Corp*                                                 10,375
     15,500 Raytheon Co                                                  916,438
        100 SCI Systems Inc*                                               3,763
        900 Scientific-Atlanta Inc                                        22,838
      1,400 Seagate Technology Inc*                                       33,337
      2,600 Sensormatic Electronics Corp*                                 36,400
      6,800 Silicon Graphics Inc*                                         82,450
      6,600 Storage Technology Corp*                                     286,275
        400 Symbol Technologies Inc                                       15,100
      3,000 Tektronix Inc                                                106,125
      1,800 Teleflex Inc                                                  68,400
        400 Teradyne Inc*                                                 10,700
        900 Texas Instruments Inc                                         52,481
      2,200 Thermo Electron Corp*                                         75,211
      3,000 Thomas & Betts Corp                                          147,750
      9,300 Unisys Corp*                                                 262,725
      1,300 VLSI Technology Inc*                                          21,815
        200 Varian Associates Inc                                          7,800
      2,388 Vishay Intertechnology Inc*                                   42,834
        100 Vitesse Semiconductor Corp*                                    3,088
      5,000 WW Grainger Inc                                              249,060
      4,200 Whirlpool Corp                                               288,750
      8,000 Xerox Corp                                                   813,000
      1,950 York International Corp                                       84,946
                                                                     $20,155,117

ENVIRONMENTAL SERVICES --- 0.5%
     11,159 Browning-Ferris Industries Inc                               387,775
        500 Ogden Corp                                                    13,844
        200 USA Waste Services Inc*                                        9,875
     28,500 Waste Management Inc                                         997,500
                                                                      $1,408,994

FINANCIAL SERVICES --- 0.1%
        500 Fulton Financial Corp                                         12,688
      3,800 Green Point Financial Corp                                   142,975
        400 Heller Financial Inc*                                         12,000
                                                                        $167,663

FORESTRY --- 0.7%
      3,500 Boise Cascade Corp                                           114,625
      5,700 Georgia-Pacific Corp                                         335,941
      5,800 Georgia-Pacific Corp                                         133,760
     18,918 International Paper Co                                       813,474
      7,200 Louisiana-Pacific Corp                                       131,400
     12,400 Weyerhaeuser Co                                              572,719
                                                                      $2,101,919

GAS --- 1.5%
      5,100 Columbia Gas System Inc                                      283,688
      5,700 Consolidated Natural Gas Co                                  335,588
      7,526 El Paso Energy Corp                                          287,870
     14,258 Enron Corp                                                   770,816
      2,400 KN Energy Inc                                                130,049
      4,900 MCN Corp                                                     121,888
      9,288 Marketspan Corp                                              278,055
      2,600 NGC Corp                                                      32,500
      2,500 National Fuel Gas Co                                         108,905
      6,900 New Century Energies Inc                                     313,515
      3,100 Nicor Inc                                                    124,388
      2,300 Peoples Energy Corp                                           88,838
      4,800 Questar Corp                                                  94,200
      3,400 Seagull Energy Corp*                                          56,311
      4,200 Sonat Inc                                                    162,225
     10,600 Tenneco Inc                                                  403,457
     25,761 Williams Companies Inc                                       869,434
                                                                      $4,461,727

HIGHWAYS --- 0.1%
      4,800 Ryder System Inc                                             151,498
                                                                        $151,498

HOLDING & INVEST OFFICES --- 3.2%
        300 CIT Group Inc                                                 11,250
      4,500 Carramerica Realty Corp                                      127,687
      1,700 Centura Banks Inc                                            106,250
     52,832 Chase Manhattan Corp                                       3,988,816
     10,451 Cincinnati Financial Corp                                    401,057
      7,100 Dime Bancorp Inc                                             212,553
      5,000 Duke Realty Investments Inc                                  118,125
      6,000 Equity Residential Properties Trust                          284,622
        100 Federated Investors Inc*                                       1,850
      2,800 Finova Group Inc                                             158,550
      3,300 Golden State Bancorp                                          98,175
      6,800 Health & Retirement Property Trust                           127,922
      9,300 Hibernia Corp                                                187,739
        500 Keystone Financial Inc                                        18,500
      2,100 Kimco Realty Corp                                             86,100
        450 Liberty Financial Companies Inc                               15,525
        500 Liberty Property Trust                                        12,781
        293 M & T Bank Corp                                              162,322
      2,200 National Commerce Bancorp                                     92,125
      3,900 New Plan Realty Trust                                         95,550
        800 Peoples Heritage Financial Group Inc                          18,900
      1,300 Provident Financial Group Inc                                 59,313
      3,600 Public Storage Inc                                           100,800
      3,933 Security Capital Industrial Trust                             98,325
      3,800 Security Capital Pacific Trust                                85,500
      1,100 Sovereign Bancorp Inc                                         17,977
     11,100 Summit Bancorp                                               527,250
      2,800 TIG Holdings Inc                                              64,400
     42,884 U S Bancorp                                                1,844,012
      2,250 US Industries Inc                                             55,688
      6,000 United Dominion Realty Trust Inc                              83,250
        200 Waddell & Reed Financial                                       4,787
      1,500 Weingarten Realty Investors                                   62,718
         62 Wesco Financial Corp                                          24,242
                                                                      $9,354,661

INDEPENDENT POWER PROD --- 0.1%
      1,000 Calenergy Inc*                                                30,062
      5,200 OGE Energy Corp                                              140,400
                                                                        $170,462

INDUSTRIAL SERVICES --- 0.6%
        500 AC Nielsen Corp*                                              12,625
      5,300 Arrow Electronics Inc*                                       115,275
        200 Choisepoint Inc*                                              10,125
      7,200 Comdisco Inc                                                 136,800
        600 Computer Sciences Corp                                        38,400
      1,400 Deluxe Corp                                                   50,137
     10,700 Dun & Bradstreet Corp                                        385,200
        400 EG&G Inc                                                      12,000
        700 First Data Corp                                               23,318
      4,200 Fluor Corp                                                   214,200
      1,900 Foster Wheeler Corp                                           40,730
      3,900 Informix Corp*                                                30,833
      2,600 National Service Industries Inc                              132,275
      3,100 Olsten Corp                                                   34,680
      5,100 Pitney Bowes Inc                                             245,438
        400 Reynolds & Reynolds Co Class A                                 7,275
      2,500 Sterling Software Inc*                                        73,905
        400 TransTexas Gas Corp*                                           3,550
      1,700 Wallace Computer Services Inc                                 40,375
      1,000 Western Atlas Inc                                             84,875
                                                                      $1,692,016

INSURANCE --- 8.5%
      1,100 20th Century Industries                                       31,556
      9,200 AON Corp                                                     646,300
      6,700 Aetna Inc                                                    510,037
      5,600 Aflac Inc                                                    169,747
        291 Allegheny Generating Co                                       67,876
      3,699 Allmerica Financial Corp                                     240,435
     23,603 Allstate Corp                                              2,161,138
      3,800 Ambac Inc                                                    222,300
      2,100 American Bankers Insurance Group Inc                         126,262
      2,200 American Financial Group Inc                                  95,286
     15,825 American General Corp                                      1,126,534
     30,050 American International Group Inc                           4,387,300
        700 American National Insurance Co                                73,675
      1,200 CNA Financial Corp*                                           55,874
     10,500 Chubb Capital Corp                                           843,937
     13,500 Cigna Corp                                                   931,500
      7,600 Conseco Inc                                                  355,300
      5,400 Equitable Companies Inc                                      404,660
        600 Erie Indemnity Co Class A                                     17,325
      2,500 Everest Reinsurance Holdings Inc                              96,092
        300 Financial Security Assurance Holdings Ltd                     17,625
        200 Fremont General Corp                                          10,837
      4,740 General Re Corp                                            1,201,590
      6,900 Hartford Financial Services Group Inc                        789,187
        200 Hartford Life Class A                                         11,387
      2,900 Horace Mann Educators Corp                                   100,050
      6,600 Jefferson-Pilot Corp                                         382,384
      2,800 Leucadia National Corp                                        92,574
      6,200 Lincoln National Corp                                        566,525
      4,400 Loews Corp                                                   383,350
      6,100 MBIA Inc                                                     456,738
     11,400 Marsh & McLennan Companies Inc                               688,982
      1,700 Mercury General Corp                                         109,543
        200 Nationwide Financial Services Inc                             10,200
      2,200 Ohio Casualty Corp                                            97,350
      8,625 Old Republic International Corp                              252,816
        200 Orion Capital Corp                                            11,175
        600 Progressive Corp                                              84,600
      3,600 Protective Life Corp                                         132,073
      4,006 Provident Companies Inc                                      138,207
      5,300 Providian Financial Corp                                     416,379
      3,900 Reliance Group Holdings Inc                                   68,250
      5,700 Reliastar Financial Corp                                     273,600
      8,800 SafeCo Corp                                                  399,846
     14,462 St Paul Companies Inc                                        608,301
        400 SunAmerica Inc                                                22,975
      1,200 The PMI Group Inc                                             88,050
      8,700 Torchmark Corp                                               398,025
      3,900 TransAmerica Corp                                            448,988
      1,200 Transatlantic Holdings Inc                                    92,774
     51,750 Travelers Group Inc                                        3,137,344
      3,600 Travelers Property Casualty Corp                             154,350
      2,400 UICI*                                                         65,400
      1,800 Unitrin Inc                                                  125,100
      5,000 Unum Corp                                                    277,500
                                                                     $24,677,209

MFTG - CONSUMER PRODS --- 4.3%
        300 Alberto-Culver Co Class B                                      8,700
      4,200 American Greetings Corp Class A                              213,935
     19,500 Anheuser-Busch Companies Inc                                 920,147
     35,801 Archer-Daniels-Midland Co                                    693,644
      4,000 Bestfoods                                                    232,248
      1,900 Brown-Forman Corp Class B                                    122,075
      5,300 Brunswick Corp                                               131,175
      1,200 Campbell Soup Co                                              63,750
        300 Central Newspapers Inc                                        20,925
      2,300 Chiquita Brands International Inc                             32,343
        200 CompUSA Inc*                                                   3,612
      1,400 ConAgra Inc                                                   44,362
      1,150 Corn Products International Inc*                              38,956
      2,600 Dean Foods Co                                                142,836
      3,400 Dow Jones & Company Inc                                      189,550
      2,200 Flowers Industries Inc                                        44,961
      2,900 Fruit of the Loom Inc Class A*                                96,242
      3,100 General Mills Inc                                            211,962
     15,100 HJ Heinz Co                                                  847,487
        700 Harcourt General Inc                                          41,650
        200 Harte-Hanks Communications Inc                                 5,162
      6,600 Hasbro Inc                                                   259,459
      2,000 Hershey Foods Corp                                           138,000
        500 Hollinger International Inc                                    8,500
      5,700 IBP Inc                                                      103,312
      4,900 Ikon Office Solutions Inc                                     71,354
      4,300 International Flavors & Fragrances Inc                       186,779
        200 Interstate Bakeries Co                                         6,637
      5,100 Kellogg Co                                                   191,566
      4,700 Knight-Ridder Inc                                            258,791
        150 Lancaster Colony Corp                                          5,681
      1,400 Lee Enterprises Inc                                           42,875
      1,000 Leggett & Platt Inc                                           25,000
      2,500 Liz Claiborne Inc                                            130,625
      3,200 Masco Corp                                                   193,600
      3,500 McCormick & Company Inc (nonvtg)                             125,013
      4,800 McGraw-Hill Companies Inc                                    391,498
        200 Mohawk Industries Inc*                                         6,337
      2,400 Nabisco Holdings Corp Class A                                 86,549
      3,500 New York Times Co Class A                                    277,375
        300 Newell Co                                                     14,944
      3,700 Premark International Inc                                    119,325
        500 Primedia Inc*                                                  6,781
      7,100 Quaker Oats Co                                               390,053
     20,374 RJR Nabisco Holdings Corp                                    483,883
      5,800 RR Donnelley & Sons Co                                       265,350
        600 Ralston-Ralston Purina Group                                  70,087
      4,300 Readers Digest Association Inc Class A                       116,638
      2,100 Rubbermaid Inc                                                69,693
      2,000 Russell Corp                                                  60,374
     11,900 Sara Lee Corp                                                665,650
      6,000 Shaw Industries Inc                                          105,750
     22,300 Time Warner Inc                                            1,905,245
        515 Tootsie Roll Industries Inc                                   39,526
      1,400 Tribune Co                                                    96,337
        500 Tupperware Corp                                               14,063
      8,200 Tyson Foods Inc Class A                                      177,833
        200 US Foodservice Inc*                                            7,012
      1,900 UST Inc                                                       51,300
        300 Unifi Inc                                                     10,275
      2,300 Universal Corp                                                85,963
      6,200 VF Corp                                                      319,300
        100 Valassis Communications Inc*                                   3,856
      5,800 Viad Corp                                                    160,950
        810 Vlasic Foods International Inc*                               16,301
        200 Warnaco Group Inc Class A                                      8,487
        425 Washington Post Co Class B                                   244,800
      6,900 Willamette Industries Inc                                    220,800
        400 Wolverine World Wide Inc                                       8,675
                                                                     $12,353,924

MFTG - INDUSTRIAL PRODS --- 9.0%
      1,200 3Com Corp*                                                    36,824
      1,100 ARCO Chemical Co                                              63,112
      5,900 Abbott Laboratories                                          241,162
     11,900 Air Products & Chemicals Inc                                 476,000
      1,200 Allegheny Teledyne Inc                                        27,450
     10,000 Aluminum Company of America                                  659,370
        800 American Home Products Corp                                   41,400
      2,300 Armstrong World Industries Inc                               154,963
        900 Bandag Inc                                                    35,100
        800 Bemis Company Inc                                             32,700
      7,400 Bethlehem Steel Corp*                                         92,034
      1,330 Betz Laboratories Inc                                         55,029
      2,600 Bowater Inc                                                  122,850
      3,300 Cabot Corp                                                   106,630
        500 Callaway Golf Co                                               9,843
        700 Camco International Inc                                       54,512
        200 Carlisle Companies Inc                                         8,612
      4,600 Case Corp                                                    221,950
     23,000 Caterpillar Inc                                            1,216,125
      6,000 Champion International Corp                                  295,122
        100 Chiron Corp*                                                   1,569
        300 Clorox Co                                                     28,613
      3,600 Consolidated Papers Inc                                       98,100
      6,800 Cooper Industries Inc                                        373,572
      4,800 Cooper Tire & Rubber Co                                       99,000
      2,400 Cordant Technologies Inc                                     110,700
        717 Crane Co                                                      34,819
        300 Crompton & Knowles Corp                                        7,556
      5,500 Crown Cork & Seal Company Inc                                261,250
     15,500 Deere & Co                                                   819,562
     11,800 Dover Corp                                                   404,150
     14,100 Dow Chemical Co                                            1,363,287
     60,500 EI DuPont De Nemours & Co                                  4,514,812
      2,505 EVI Weatherford Inc*                                          92,998
      4,900 Eastman Chemical Co                                          305,025
        900 Engelhard Corp                                                18,225
      5,700 Fort James Corp                                              253,650
      9,800 Goodyear Tire & Rubber Co                                    631,483
      3,700 Great Lakes Chemical Corp                                    145,917
      2,800 Harnischfeger Industries Inc                                  79,274
      2,700 Harsco Corp                                                  123,692
        500 Hercules Inc                                                  20,562
      1,250 Hussmann International Inc                                    23,202
        700 ICN Pharmaceuticals Inc                                       31,981
      7,120 IMC Global Inc                                               214,490
      7,400 ITT Industries Inc                                           276,575
     11,000 Illinois Tool Works Inc                                      733,557
     10,300 Ingersoll-Rand Co                                            453,839
      3,200 Inland Steel Industries Inc                                   90,198
      1,100 International Specialty Products Inc*                         20,487
      1,100 Iomega Corp*                                                   6,463
        200 Kennametal Inc                                                 8,350
      2,732 Kimberly-Clark Corp                                          125,331
      6,500 LTV Corp                                                      62,153
      2,000 Lafarge Corp                                                  78,624
      2,000 Lear Corp*                                                   102,624
      3,700 Lubrizol Corp                                                111,925
      2,400 Lyondell Petrochemical Co                                     73,049
      4,500 Mallinckrodt Inc                                             133,592
      2,865 Martin Marietta Materials Inc                                128,925
      6,500 Mead Corp                                                    206,375
      3,033 Meritor Automotive Inc                                        72,792
      4,800 Millennium Chemicals Inc                                     162,600
     12,600 Minnesota Mining & Manufacturing Co                        1,035,556
      6,900 Morton International Inc                                     172,500
      1,100 Mylan Laboratories Inc                                        33,068
      4,100 Nalco Chemical Co                                            144,013
      1,600 Nucor Corp                                                    73,600
        575 Octel Corp*                                                   11,428
      3,000 Olin Corp                                                    125,061
      2,000 Owens-Illinois Inc*                                           89,500
     10,200 PPG Industries Inc                                           709,532
      1,000 Pall Corp                                                     20,500
      6,950 Parker Hannifin Corp                                         264,969
      2,500 Pentair Inc                                                  106,250
     31,800 Pharmacia & Upjohn Inc                                     1,466,775
      1,700 Potlatch Corp                                                 71,400
      1,100 Praxair Inc                                                   51,493
      4,425 RPM Inc                                                       75,225
        400 Raychem Corp                                                  11,825
      4,500 Reynolds Metals Co                                           251,717
      9,900 Rockwell International Corp                                  475,814
      2,500 Rohm & Haas Co                                               259,843
      7,100 Sherwin-Williams Co                                          235,188
      4,700 Sigma Aldrich Corp                                           165,088
      3,500 Snap-On Inc                                                  126,875
      5,100 Solutia Inc                                                  146,304
      4,840 Sonoco Products Co                                           146,410
        200 Southdown Inc                                                 14,275
      1,800 St Joe Corp                                                   49,275
      5,700 Stone Container Corp Series E*                                89,063
      1,300 Tecumseh Products Co Class A                                  68,656
      3,500 Temple-Inland Inc                                            188,563
      3,400 The BF Goodrich Co                                           168,725
      2,900 The Stanley Works                                            120,530
      3,300 The Timken Co                                                101,680
      2,800 Trinity Industries Inc                                       116,200
      1,400 USG Corp                                                      75,775
     18,000 USX-Marathon Group                                           617,616
      5,400 USX-US Steel Group                                           178,200
      4,300 Union Camp Corp                                              213,388
      8,000 Union Carbide Corp                                           427,000
      4,500 Unisource Worlwide Inc                                        48,654
        500 United States Filter Co*                                      14,031
        600 Unova Inc*                                                    12,900
        300 WR Grace & Co                                                  5,119
        500 Western Digital Corp*                                          5,906
      5,750 Westvaco Corp                                                162,438
      2,400 Witco Corp                                                    70,200
      3,500 Worthington Industries Inc                                    52,717
                                                                     $25,926,581

MINING --- 0.3%
      2,009 Alumax Inc                                                    93,167
      2,600 Asarco Inc                                                    57,850
      6,100 Cyprus Amax Minerals Co                                       80,825
      9,600 Homestake Mining Co                                           99,600
        300 Newmont Gold Co                                                7,406
      1,400 Newmont Mining Corp                                           33,075
      3,600 Phelps Dodge Corp                                            205,873
        900 Southern Peru Copper Corp                                     11,700
      1,800 Vulcan Materials Co                                          192,037
                                                                        $781,533

OIL & GAS --- 10.4%
      4,900 Amerada Hess Corp                                            266,129
     60,400 Amoco Corp                                                 2,514,150
      4,800 Apache Corp                                                  151,200
      4,000 Ashland Inc                                                  206,500
     20,000 Atlantic Richfield Co                                      1,562,500
      1,800 BJ Services Company USA*                                      52,312
      2,200 Baker Hughes Inc                                              76,036
      8,872 Burlington Resources Inc                                     382,046
     40,900 Chevron Corp                                               3,397,236
      5,700 Coastal Corp                                                 397,928
        400 Cooper Cameron Corp*                                          20,400
      6,300 Dresser Industries Inc                                       277,591
      8,348 EEX Corp*                                                     78,262
      2,300 Enron Oil & Gas Co                                            46,575
        300 Ensco International Inc                                        5,213
    153,600 Exxon Corp                                                10,953,523
        238 Fina Inc                                                      15,470
      3,300 Helmerich & Payne Inc                                         73,425
      2,900 Kerr-McGee Corp                                              167,838
      2,300 Mitchell Energy & Development Corp Class A                    46,000
     49,000 Mobil Corp                                                 3,754,625
      2,600 Murphy Oil Corp                                              131,786
        200 Nabors Industries Inc*                                         3,962
      1,800 Noble Affiliates Inc                                          68,400
        900 Noble Drilling Corp*                                          21,656
     21,800 Occidental Petroleum Corp                                    588,600
      2,790 Ocean Energy Inc*                                             54,578
      6,900 Oryx Energy Co*                                              152,663
      2,400 Pennzoil Co                                                  121,500
     13,700 Phillips Petroleum Co                                        660,162
      5,100 Pioneer Natural Resources Co                                 121,763
        200 Rowan Companies Inc*                                           3,887
      6,000 Santa Fe Energy Resources Inc                                 64,500
     14,419 Sempra Energy*                                               400,127
      4,300 Sun Company Inc                                              166,892
     33,900 Texaco Inc                                                 2,023,389
      2,300 Tosco Corp                                                    67,563
      3,000 Transocean Offshore Inc                                      133,500
      5,400 Ultramar Diamond Shamrock Corp                               170,435
      6,500 Union Pacific Resources Group Inc                            114,153
     12,200 UnoCal Corp                                                  436,150
      1,800 Valero Energy Corp                                            59,850
                                                                     $30,010,475

OTHER ASSET-BACKED --- 0.3%
        200 Green Tree Financial Corp                                      8,562
      6,600 Republic New York Corp                                       415,384
     10,050 Southtrust Corp                                              437,175
                                                                        $861,121

OTHER TRANS SERVICES --- 0.1%
      2,600 Alexander & Baldwin Inc                                       75,725
      1,800 FMC Corp*                                                    122,737
      3,200 GATX Corp                                                    140,400
        500 Tidewater Inc                                                 16,500
                                                                        $355,362

RAILROADS --- 1.1%
      9,782 Burlington Northern Santa Fe Corp                            960,465
     13,700 CSX Corp                                                     623,350
      4,300 Kansas City Southern Industries Inc                          213,388
     23,700 Norfolk Southern Corp                                        706,544
     13,956 Union Pacific Corp                                           615,809
                                                                      $3,119,556

REAL ESTATE --- 0.3%
        700 AMB Property Corp                                             17,150
        200 Amresco Inc*                                                   5,825
        400 Apartment Investment & Management Co Class A                  15,800
        500 Arden Realty Inc                                              12,938
        500 Avalon Bay Communities Inc                                    19,000
      1,200 CCB Financial Corp                                           127,500
        873 Chicago Title Corp*                                           40,321
        900 Cornerstone Properties Inc                                    15,863
      6,500 Crescent Real Estate Equities Inc                            218,563
      2,300 Equity Office Properties                                      65,262
        500 Highwood Properties Inc                                       16,156
        600 Indymac Mortgage Holdings Inc                                 13,650
        500 Mack-Cali Realty Corp                                         17,188
        100 Post Properties Inc                                            3,850
      6,600 Simon Debartolo Group Inc                                    214,500
      3,400 Spieker Properties Inc                                       131,750
        500 The Rouse Co                                                  15,719
        600 Trustmark Corp                                                13,162
        500 Vornado Realty Trust                                          19,844
        900 Westfield America Inc                                         16,538
                                                                      $1,000,579

RETAIL TRADE --- 4.0%
      8,400 Albertson's Inc                                              435,221
     14,500 American Stores Co                                           350,711
      5,741 Autoliv Inc                                                  181,559
        200 BJ Wholesale Club Inc*                                         8,125
        360 Barnes & Noble Inc*                                           13,477
        200 Best Buy Inc*                                                  7,225
        100 Boise Cascade Office Products Corp*                            1,550
        300 Borders Group Inc*                                            11,100
        500 Brinker International Inc*                                     9,625
        200 CKE Restaurants Inc                                            8,250
        600 Circuit City Stores Inc                                       28,125
      1,222 Corporate Express Inc*                                        15,504
        700 Cracker Barrel Old Country Store Inc                          22,225
      9,300 Darden Restaurants Inc                                       147,637
     19,300 Dayton Hudson Corp                                           936,050
      6,500 Dillards Inc Class A                                         269,340
      1,100 Family Dollar Stores Inc                                      20,350
      9,900 Federated Department Stores Inc*                             532,739
     21,800 Food Lion Inc Class A                                        219,352
     10,800 Fortune Brands Inc                                           415,120
      7,300 Fred Meyer Inc*                                              310,250
     10,500 Genuine Parts Co                                             362,901
      3,900 Giant Food Inc Class A                                       167,942
      1,600 Hannaford Brothers Co                                         70,400
     14,100 JC Penney & Company Inc                                    1,019,599
     30,700 K Mart Corp*                                                 590,955
      1,800 Kroger Co*                                                    77,175
      5,400 Limited Inc                                                  178,875
      1,800 Lowe's Companies Inc                                          73,012
     14,400 May Department Stores Co                                     943,200
      5,000 McDonald's Corp                                              345,000
      1,400 Mercantile Stores Co Inc                                     110,512
        400 Neiman Marcus Group Inc*                                      17,375
      2,700 Nordstrom Inc                                                208,575
      4,300 Office Depot Inc*                                            135,717
      4,200 Officemax Inc*                                                69,300
        200 Outback Steakhouse Inc*                                        7,800
      1,900 Owens Corning                                                 77,543
      2,396 Payless Shoesource Inc*                                      176,554
      1,900 Pep Boys - Manny Moe & Jack                                   35,980
        300 Proffitts Inc*                                                12,113
      6,600 Rite Aid Corp                                                247,909
        800 Saks Holdings Inc*                                            22,100
     10,200 Sears Roebuck & Co                                           622,832
      3,500 Tandy Corp                                                   185,717
     17,500 Toys R Us Inc*                                               412,335
      4,100 Tricon Global Restaurants*                                   129,917
      4,700 Venator Group Inc*                                            89,888
     16,500 Wal-Mart Stores Inc                                        1,002,375
        800 Weis Markets Inc                                              29,400
      3,900 Wendy's International Inc                                     91,650
      4,800 Winn-Dixie Stores Inc                                        245,698
                                                                     $11,703,884

SECURITIES & COMMODITIES --- 2.2%
      5,987 AG Edwards Inc                                               255,567
      8,978 Bear Stearns Companies Inc                                   510,624
      1,500 Donaldson, Lufkin & Jenrette Inc                              76,218
        200 Legg Mason Inc                                                11,512
      7,000 Lehman Brothers Holdings Inc                                 542,934
     21,400 Merrill Lynch & Co Inc                                     1,974,150
     28,120 Morgan Stanley Group                                       2,569,465
      6,750 Paine Webber Group Inc                                       290,250
        300 Raymond James Financial Inc                                    8,981
        800 United Asset Management Corp                                  20,850
                                                                      $6,260,551

TELEPHONE --- 8.7%
     11,500 Alltel Corp                                                  534,750
     65,100 Ameritech Corp                                             2,921,362
     98,758 Bell Atlantic Corp                                         4,505,834
     62,100 Bellsouth Corp                                             4,168,462
      4,350 Century Telephone Enterprises Inc                            199,556
     10,700 Frontier Corp                                                337,050
     50,900 GTE Corp                                                   2,831,312
     35,800 MCI Communications Corp                                    2,080,875
        200 McLeod Inc*                                                    7,775
     97,193 SBC Communications Inc                                     3,887,720
      3,700 Southern New England Telecommunications Corp                 242,350
     26,900 Sprint Corp                                                1,896,450
     32,440 US West Inc                                                1,524,680
                                                                     $25,138,176

TRANSPORTATION --- 0.0%
      2,900 CNF Transportation Inc                                       123,250
                                                                        $123,250

TRANSPORTATION EQUIPMENT --- 5.1%
      3,500 Allied-Signal Inc                                            155,312
        800 Borg-Warner Automotive Inc                                    38,450
     34,900 Chrysler Corp                                              1,967,487
      2,200 Cummins Engine Company Inc                                   112,750
      6,600 Dana Corp                                                    353,100
      4,400 Eaton Corp                                                   342,100
      3,700 Echlin Inc                                                   181,529
        200 Fleetwood Enterprises Inc                                      8,000
     71,600 Ford Motor Co                                              4,224,400
      6,800 General Dynamics Corp                                        316,200
      6,500 General Motors Corp Series D                                 306,312
     41,900 General Motors Corp Series H                               2,799,423
     10,669 Lockheed Martin Corp                                       1,129,580
      4,500 Navistar International Corp*                                 129,938
      3,700 Northrop Grumman Corp                                        381,563
      4,330 Paccar Inc                                                   226,243
      1,200 Sundstrand Corp                                               68,700
      7,600 TRW Inc                                                      415,150
      7,800 Textron Inc                                                  559,159
     20,248 The Boeing Co                                                902,291
      2,100 United Technologies Corp                                     194,250
                                                                     $14,811,937

U.S. GOVERNMENTS --- 0.1%
      7,900 Federal Home Loan Mortgage Corp                              371,790
                                                                        $371,790

WATER --- 0.0%
      4,300 American Water Works Company Inc                             133,300
                                                                        $133,300

WHOLESALE TRADE - INDL --- 0.1%
        800 Jefferson Smurfit Corp*                                       12,574
      2,800 McKesson Corp                                                227,500
                                                                        $240,074

WHOLESALE TRADE -CONSUMER --- 0.2%
      1,775 Bergen Brunswig Corp Class A                                  82,316
      1,900 Costco Companies Inc*                                        119,818
        200 Nike Inc Class B                                               9,737
      1,825 Rayonier Inc                                                  83,950
      1,900 Reebok International Ltd*                                     52,605
        200 Sunbeam-Oster Co                                               2,075
      3,900 SuperValu Inc                                                173,063
        600 Tech Data Corp*                                               25,725
                                                                        $549,289

TOTAL COMMON STOCK --- 100.0%                                       $289,465,359
(Cost $214,726,703)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $289,465,359
(Cost $214,726,703)


The Maxim Series Fund

Variable Annuity Account

COMMON STOCK

COMMUNICATIONS --- 1.8%
      2,800 AT&T Corp                                                    159,950
                                                                        $159,950

CONSUMER SERVICES --- 12.6%
      2,600 Bausch & Lomb Inc                                            130,325
      2,000 Becton Dickinson & Co                                        155,250
      1,300 Bristol-Myers Squibb Co                                      149,418
      3,500 CR Bard Inc                                                  133,217
      2,700 H&R Block Inc                                                113,737
      1,900 Johnson & Johnson                                            140,125
      5,400 King World Productions Inc*                                  137,700
      1,200 Merck & Company Inc                                          160,500
                                                                      $1,120,272

CREDIT INSTITUTIONS --- 8.4%
      1,500 American Express Co                                          171,000
      2,640 Banc One Corp                                                147,344
      3,100 First Hawaiian Inc                                           112,762
      2,200 Mellon Bank Corp                                             153,175
      2,100 NationsBank Corp                                             160,650
                                                                        $744,931

ELECTRIC --- 3.0%
      3,800 Baltimore Gas & Electric Co                                  118,036
      3,300 Consolidated Edison Inc                                      152,005
                                                                        $270,041

ELECTRONICS - HIGH TECH --- 19.6%
      2,900 Adobe Systems Inc                                            123,067
      2,000 Eastman Kodak Co                                             146,124
      3,000 Electronic Data Systems Corp                                 120,000
      1,700 Emerson Electric Co                                          102,637
      2,000 General Electric Co                                          182,000
      2,300 Hewlett-Packard Co                                           137,712
      1,300 Honeywell Inc                                                108,631
      2,700 Johnson Controls Inc                                         154,405
      2,100 Maytag Corp                                                  103,688
      1,700 Motorola Inc                                                  89,355
      8,000 Scientific-Atlanta Inc                                       203,000
      4,000 Sun Microsystems Inc*                                        173,748
      2,100 Thomas & Betts Corp                                          103,425
                                                                      $1,747,792

HIGHWAYS --- 1.1%
      3,000 Ryder System Inc                                              94,686
                                                                         $94,686

HOLDING & INVEST OFFICES --- 8.1%
      2,000 Equity Residential Properties Trust                           94,874
      2,200 MGIC Investment Corp                                         125,536
      4,400 S & P 500 Depositary Receipt                                 498,573
                                                                        $718,983

INDUSTRIAL SERVICES --- 2.4%
      4,200 Kelly Services Inc Class A                                   148,575
      3,400 Reynolds & Reynolds Co Class A                                61,836
                                                                        $210,411

INSURANCE --- 5.1%
      1,600 Allstate Corp                                                146,499
      1,200 American International Group Inc                             175,200
      3,000 Arthur J Gallagher & Co                                      134,250
                                                                        $455,949

MFTG - CONSUMER PRODS --- 4.1%
      2,300 Anheuser-Busch Companies Inc                                 108,530
      2,800 Leggett & Platt Inc                                           70,000
      4,100 Rubbermaid Inc                                               136,067
      1,000 Springs Industries Inc Class A                                46,125
                                                                        $360,722

MFTG - INDUSTRIAL PRODS --- 9.3%
      3,100 3Com Corp*                                                    95,130
      1,400 Armstrong World Industries Inc                                94,325
      2,000 Kennametal Inc                                                83,500
      2,000 Kimberly-Clark Corp                                           91,750
      1,700 PPG Industries Inc                                           118,255
      2,900 Pharmacia & Upjohn Inc                                       133,763
      2,000 Rockwell International Corp                                   96,124
      3,400 USX-US Steel Group                                           112,200
                                                                        $825,047

MINING --- 0.9%
      3,400 Newmont Mining Corp                                           80,325
                                                                         $80,325

OIL & GAS --- 7.7%
      2,200 Amoco Corp                                                    91,575
      1,400 Atlantic Richfield Co                                        109,375
      2,100 Coastal Corp                                                 146,605
      2,400 Halliburton Co                                               106,949
      1,600 Mobil Corp                                                   122,600
      3,000 UnoCal Corp                                                  107,250
                                                                        $684,354

RETAIL TRADE --- 4.0%
      3,300 Albertson's Inc                                              170,980
      5,000 Brinker International Inc*                                    96,250
      2,700 Limited Inc                                                   89,437
                                                                        $356,667

TELEPHONE --- 3.3%
      3,400 Bell Atlantic Corp                                           155,125
      3,400 SBC Communications Inc                                       136,000
                                                                        $291,125

TRANSPORTATION EQUIPMENT --- 3.5%
      3,400 Chrysler Corp                                                191,675
      2,200 TRW Inc                                                      120,175
                                                                        $311,850

WHOLESALE TRADE -CONSUMER --- 1.2%
      2,200 Nike Inc Class B                                             107,111
                                                                        $107,111

TOTAL COMMON STOCK --- 96.0%                                          $8,540,216
(Cost $6,904,176)

SHORT-TERM INVESTMENTS

INSURANCE --- 2.0%
    175,000 Metlife Funding Inc                                          174,034
                                                                        $174,034

SECURITIES & COMMODITIES --- 2.1%
    185,000 Merrill Lynch & Co Inc                                       184,596
                                                                        $184,596

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                   $358,630
(Cost $358,630)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $8,898,846
(Cost $7,262,806)


The Maxim Series Fund

Vista Growth & Income Portfolio

COMMON STOCK

HOLDING & INVEST OFFICES --- 100.0%
 99,682,892 Maxim Series Fund Inc                                    170,883,490
                                                                    $170,883,490

TOTAL COMMON STOCK --- 100.0%                                       $170,883,490
(Cost $0)

TOTAL VISTA GROWTH & INCOME PORTFOLIO --- 100.0%                    $170,883,490
(Cost $0)